UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Julia R. Short RidgeWorth Funds 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	W. John McGuire, Esq. Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Reports to Shareholders.

2015 SEMI-ANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2015

RidgeWorth Investments is the trade name of RidgeWorth Capital Management LLC.

Collective Strength. Individual Insight. is a federally registered service mark of RidgeWorth Investments.

RIDGEWORTH FUNDS    September 30, 2015

LETTER TO SHAREHOLDERS

RIDGEWORTH FUNDS    September 30, 2015

Dear Valued Shareholder,

Thank you for your continued business and support. Our mission is to help you achieve your investment goals and we are grateful you have placed your confidence in us. We strive to earn your trust through competitive investment performance and excellent client service and we hope we have met your expectations in both of these measures. We look forward to continuing to serve you in the years to come.

The financial markets were volatile during the third calendar quarter after being relatively calm for the preceding three months. Concerns about global economic momentum, an earnings recession, and the timing of the first interest rate hike by the Federal Reserve pushed stocks lower in the third calendar quarter, generating the first correction greater than 10% in nearly four years. Bonds gained during this period, though widening credit spreads continued to pressure the high yield market.

The macro picture during the period was one of shifting crosscurrents both domestically and internationally, which put investors on edge. At home, consumer fundamentals continued to improve with additional job growth, a further decline in the unemployment rate, rising home values, and increasing personal income fueling a rise in spending. U.S. businesses reacted to slowing global economic momentum and a rise in inventories by curbing output growth and announcing selective layoffs. Overall, growth in the developed international economies firmed and prior concerns, such as Greece, faded into the background. The slowing of China’s economy, and the resulting excess commodity supply, was a persistent headwind to the emerging markets, however.

Against this backdrop, investors expected the Federal Reserve (Fed) to begin normalizing monetary policy by raising the overnight federal funds rate modestly by September. While members of the Federal Open Market Committee were increasingly comfortable that the labor markets were strengthening and that inflation would likely return to its 2% target over the intermediate term, committee members delayed raising rates due to concerns that the international economic sluggishness and market volatility might exert negative spillover effects here at home. That said, the committee continued to suggest that an interest rate increase was likely in the near future.

The economic turmoil abroad and the possible unspoken motives behind the Fed’s inaction caused investors to sell risk assets. U.S. stocks lost ground, as the S&P 500 Index declined 6.2% during the six months through September 30, 2015. Domestic stocks outpaced international equities, which declined 9.7% as measured by the MSCI EAFE Index. Growth stocks largely outperformed value stocks, with the Russell 1000 Growth Index falling 5.2% compared to a negative 8.3% return for the Russell 1000 Value Index.

Fixed-income investments performed somewhat better during the six-month period, with the Barclays Capital Aggregate Bond Index off 0.47%. Investors favored high-quality bonds, particularly those issued by the U.S. government, in the wake of mounting global economic concerns. Such bonds also benefited from a strengthening U.S. dollar and weak commodity prices.

Looking ahead, we expect moderate economic growth will continue with limited inflation pressure at least over the near-term, highlighted by steady consumer spending bolstered by strengthening balance sheets, rising employment and lower gasoline and import prices. Headline inflation pressures will likely be limited through the end of 2015 and into 2016, due in large measure to lower oil prices, a stronger dollar, modest wage gains, and adequate manufacturing capacity. Despite the market correction, we believe that the risk of economic recession in the U.S. is on the low end and that corporate earnings should steady as we move into 2016. In all, these factors suggest that the financial markets’ fundamentals should be favorable in the near term.

The international picture is more complicated, but we expect additional gains in the developed economies, particularly the European Union, and possible early signs of stabilization in emerging markets amid a steady dose of monetary accommodation. These easing measures would help support the global financial markets and provide a generally better backdrop moving forward.

1

LETTER TO SHAREHOLDERS (concluded)

RIDGEWORTH FUNDS    September 30, 2015

We continue to believe the markets will continue to offer opportunities to careful investors, and that RidgeWorth’s bottom-up approach to security selection is well positioned to benefit in this environment. We at RidgeWorth wish to thank you again for the trust and confidence you have placed in us, and we look forward to another good year together.

Sincerely,

Ashi Parikh

Chief Executive Officer, Chief Investment Officer

RidgeWorth Investments

2

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Aggressive Growth Stock Fund
Information Technology	35.5%
Consumer Discretionary	33.6%
Health Care	19.6%
Financials	7.4%
Industrials	3.9%

International Equity Fund
Health Care	17.2%
Information Technology	17.0%
Consumer Staples	13.4%
Industrials	11.6%
Materials	10.4%
Financials	9.7%
Consumer Discretionary	9.6%
Energy	2.2%
Money Market Funds	8.9%

Large Cap Growth Stock Fund
Information Technology	33.2%
Consumer Discretionary	26.8%
Health Care	15.0%
Industrials	10.2%
Consumer Staples	6.4%
Financials	3.7%
Materials	2.6%
Energy	1.9%
Money Market Fund	0.2%

Large Cap Value Equity Fund
Financials	27.6%
Information Technology	18.4%
Energy	13.6%
Health Care	13.2%
Industrials	7.3%
Consumer Staples	5.7%
Utilities	4.1%
Consumer Discretionary	4.0%
Materials	2.4%
Telecommunication Services	1.9%
Money Market Fund	1.8%

Mid-Cap Value Equity Fund
Financials	28.6%
Information Technology	13.9%
Industrials	13.6%
Energy	11.3%
Health Care	10.5%
Utilities	9.8%
Consumer Discretionary	4.3%
Materials	2.5%
Consumer Staples	1.5%
Money Market Funds	4.0%

Small Cap Growth Stock Fund
Health Care	23.8%
Information Technology	22.8%
Consumer Discretionary	15.7%
Industrials	14.8%
Financials	5.4%
Materials	2.7%
Energy	2.5%
Consumer Staples	1.3%
Telecommunication Services	1.2%
Money Market Funds	9.8%

Small Cap Value Equity Fund
Industrials	28.4%
Financials	23.3%
Consumer Discretionary	21.4%
Information Technology	7.9%
Consumer Staples	6.6%
Health Care	4.2%
Materials	2.9%
Utilities	2.7%
Energy	2.2%
Money Market Fund	0.4%

Aggressive Growth Allocation Strategy
Equity Funds	69.2%
Exchange Traded Funds	17.7%
Fixed Income Funds	10.9%
Money Market Fund	2.2%

Conservative Allocation Strategy
Fixed Income Funds	51.2%
Equity Funds	27.2%
Exchange Traded Funds	20.4%
Money Market Fund	1.2%

Growth Allocation Strategy
Equity Funds	60.9%
Exchange Traded Funds	19.4%
Fixed Income Funds	18.7%
Money Market Fund	1.0%

Moderate Allocation Strategy
Equity Funds	43.9%
Fixed Income Funds	35.0%
Exchange Traded Funds	20.0%
Money Market Fund	1.1%

Portfolio composition is subject to change.

3

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 101.2%
Consumer Discretionary 34.0%
Alibaba Group Holding Ltd. SP ADR*	9,600	566,112
Amazon.com, Inc.*	3,900	1,996,371
Chipotle Mexican Grill, Inc.*	1,550	1,116,388
HomeAway, Inc.*	23,350	619,709
Lululemon Athletica, Inc.*	13,000	658,450
Netflix, Inc.*	18,100	1,869,006
Priceline Group Inc. (The)*	900	1,113,174
Tesla Motors, Inc.*	7,700	1,912,680
Vipshop Holdings Ltd. SP ADR*	31,900	535,920

		10,387,810

Financials 7.4%
Charles Schwab Corp. (The)	37,100	1,059,576
First Republic Bank	14,300	897,611
PRA Group, Inc.*	6,000	317,520

		2,274,707

Health Care 19.8%
Alexion Pharmaceuticals, Inc.*	4,300	672,477
BioMarin Pharmaceutical, Inc.*	5,800	610,856
Celgene Corp.*	13,850	1,498,155
Exact Sciences Corp.*	26,500	476,735
Gilead Sciences, Inc.	8,800	864,072
Illumina, Inc.*	3,250	571,415
Medidata Solutions, Inc.*	13,500	568,485
Regeneron Pharmaceuticals, Inc.*	1,700	790,738

		6,052,933

Industrials 4.0%
XPO Logistics, Inc.*	50,800	1,210,564

	Shares	Value($)
Information Technology 36.0%
Alliance Data Systems Corp.*	3,000	776,940
Alphabet, Inc., Cl A*	1,650	1,053,310
Baidu, Inc. SP ADR*	3,200	439,712
Criteo SA SP ADR*	9,700	364,138
Facebook, Inc., Cl A*	17,000	1,528,300
LendingClub Corp.*	59,200	783,216
LinkedIn Corp., Cl A*	4,950	941,143
MercadoLibre, Inc.	7,000	637,420
Palo Alto Networks, Inc.*	5,000	860,000
Pandora Media, Inc.*	40,000	853,600
PayPal Holdings, Inc.*	5,000	155,200
Salesforce.com, Inc.*	9,450	656,114
ServiceNow, Inc.*	5,900	409,755
Splunk, Inc.*	4,000	221,400
Zillow Group, Inc., Cl A*	16,200	465,426
Zillow Group, Inc., Cl C*	32,400	874,800

		11,020,474

Total Common Stocks (Cost $18,836,396)		30,946,488

Total Investments (Cost $18,836,396) — 101.2%		30,946,488
Liabilities in Excess of Other Assets — (1.2)%		(366,287)

Net Assets — 100.0%		$30,580,201

*	Non-income producing security.

Investment Abbreviation

SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

4

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

International Equity Fund

	Shares	Value ($)
Common Stocks 93.7%
Australia 2.9%
CSL Ltd.(a)	10,104	636,663

Bermuda 3.5%
Lazard Ltd., Cl A	18,022	780,353

Canada 6.1%
Canadian Pacific Railway Ltd.	4,999	717,706
Constellation Software, Inc.	1,500	628,719

		1,346,425

China 3.6%
Kaisa Group Holdings Ltd.*(a)(b)	423,000	85,145
Tencent Holdings Ltd.(a)	42,100	709,156

		794,301

Denmark 15.3%
Chr Hansen Holding A/S(a)	17,737	993,283
Coloplast A/S, Cl B(a)	10,260	727,891
Novo Nordisk A/S SP ADR	18,449	1,000,674
Novozymes A/S, Cl B(a)	15,886	693,742

		3,415,590

France 2.9%
LVMH Moet Hennessy Louis Vuitton SE(a)	3,803	648,952

India 2.1%
HDFC Bank Ltd. ADR	7,648	467,216

Ireland 6.2%
Experian PLC(a)	39,135	628,081
ICON PLC*	10,471	743,127

		1,371,208

Japan 7.8%
Keyence Corp.(a)(c)	1,200	537,285
Sysmex Corp.(a)	15,600	824,908
Uni-Charm Corp.(a)(c)	21,500	381,511

		1,743,704

Mexico 1.9%
Wal-Mart de Mexico SAB de CV(c)	174,400	430,303

Netherlands 6.3%
Core Laboratories NV(c)	5,012	500,198
Sensata Technologies Holding NV*	16,242	720,170
Yandex NV, Cl A*	17,832	191,337

		1,411,705

South Africa 1.3%
Shoprite Holdings Ltd.(a)	26,056	295,943

Spain 2.6%
Industria de Diseno Textil SA	17,330	579,580

Sweden 3.1%
Svenska Cellulosa AB SCA, Cl B(a)	24,610	689,622

Switzerland 12.8%
ACE Ltd.	8,684	897,925
Nestle SA(a)	13,653	1,028,160

	Shares	Value ($)
Switzerland—continued
SGS SA(a)	337	589,202
Swatch Group AG (The) BS(a)	873	324,218

		2,839,505

Taiwan 5.1%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	54,935	1,139,901

United Kingdom 10.2%
ARM Holdings PLC SP ADR	15,881	686,853
Compass Group PLC(a)	41,119	656,469
Reckitt Benckiser Group PLC(a)	10,256	930,948

		2,274,270

Total Common Stocks (Cost $20,990,047)		20,865,241

Money Market Funds 9.2%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.13%(d)	912,039	912,039
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(d)(e)	1,133,312	1,133,312

		2,045,351

Total Money Market Funds (Cost $2,045,351)		2,045,351

Total Investments (Cost $23,035,398) — 102.9%		22,910,592
Liabilities in excess of other assets — (2.9)%		(638,787)

Net Assets — 100.0%		$22,271,805

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 51.1% of net assets as of September 30, 2015.

(b)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(c)	The security or a partial position of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $1,097,267.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015 (See Note 2(i)).

Investment Abbreviations

ADR	—	American Depositary Receipt
BS	—	Bearer Shares
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.3%
Consumer Discretionary 26.8%
Amazon.com, Inc.*	18,728	9,586,676
BorgWarner, Inc.	72,868	3,030,580
Chipotle Mexican Grill, Inc.*	4,868	3,506,177
DR Horton, Inc.	153,739	4,513,777
Harman International Industries, Inc.	21,684	2,081,447
Johnson Controls, Inc.	55,408	2,291,675
Netflix, Inc.*	47,282	4,882,339
NIKE, Inc., CI B	33,104	4,070,799
Priceline Group Inc. (The)*	5,486	6,785,414
Royal Caribbean Cruises Ltd.	47,088	4,195,070
Scripps Networks Interactive, Cl A	37,253	1,832,475
Starbucks Corp.	146,448	8,324,105
Ulta Salon Cosmetics & Fragrance, Inc.*	15,389	2,513,793
Under Armour, Inc., Cl A*	82,940	8,026,933
VF Corp.	58,765	4,008,361

		69,649,621

Consumer Staples 6.3%
Colgate-Palmolive Co.	68,688	4,358,941
Costco Wholesale Corp.	34,039	4,921,018
Estee Lauder Cos., Inc. (The), Cl A	41,529	3,350,560
WhiteWave Foods Co. (The)*	95,254	3,824,448

		16,454,967

Energy 1.8%
Devon Energy Corp.	34,238	1,269,887
EOG Resources, Inc.	48,605	3,538,444

		4,808,331

Financials 3.7%
Charles Schwab Corp. (The)	102,554	2,928,942
Discover Financial Services	50,525	2,626,795
Morgan Stanley	126,619	3,988,498

		9,544,235

Health Care 14.9%
Alexion Pharmaceuticals, Inc.*	42,621	6,665,498
Biogen Inc.*	17,566	5,125,934
Cerner Corp.*	63,899	3,831,384
Gilead Sciences, Inc.	104,311	10,242,297
HCA Holdings, Inc.*	29,907	2,313,606
Illumina, Inc.*	14,738	2,591,235
McKesson Corp.	19,092	3,532,593
Mylan NV.*	112,351	4,523,251

		38,825,798

Industrials 10.2%
BE Aerospace, Inc.	29,225	1,282,978
Delta Air Lines, Inc.	104,523	4,689,947
Fluor Corp.	36,319	1,538,110
Fortune Brands Home & Security, Inc.	53,671	2,547,762

	Shares	Value($)
Industrials—continued
HD Supply Holdings, Inc.*	107,789	3,084,921
Honeywell International, Inc.	50,109	4,744,821
IHS, Inc., CL A*	12,884	1,494,544
J.B. Hunt Transport Services, Inc.	25,108	1,792,711
Union Pacific Corp.	41,719	3,688,377
WABCO Holdings, Inc.*	15,174	1,590,690

		26,454,861

Information Technology 33.1%
Adobe Systems, Inc.*	28,100	2,310,382
Alphabet, Inc., CL A*	12,659	8,081,126
Alphabet, Inc., CL C*	12,657	7,700,772
Analog Devices, Inc.	65,815	3,712,624
Apple, Inc.	200,634	22,129,930
ARM Holdings PLC SP ADR	61,230	2,648,197
Cognizant Technology Solutions Corp., Cl A*	65,429	4,096,510
Facebook, Inc., Cl A*	116,388	10,463,281
Palo Alto Networks, Inc.*	21,185	3,643,820
Red Hat, Inc.*	38,737	2,784,416
Salesforce.com, Inc.*	57,793	4,012,568
Splunk, Inc.*	42,793	2,368,593
Tableau Software, Inc., CI A*	15,161	1,209,545
Visa, Inc., Cl A	127,993	8,915,992
Workday, Inc., Cl A*	29,356	2,021,454

		86,099,210

Materials 2.5%
Monsanto Co.	36,018	3,073,776
PPG Industries, Inc.	13,031	1,142,689
Vulcan Materials Co.	27,205	2,426,686

		6,643,151

Total Common Stocks (Cost $145,337,311)		258,480,174

Money Market Fund 0.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.13%(a)	624,345	624,345

Total Money Market Fund (Cost $624,345)		624,345

Total Investments (Cost $145,961,656) — 99.6%		259,104,519
Other Assets in Excess of Liabilities — 0.4%		1,154,791

Net Assets — 100.0%		$260,259,310

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviation

SP ADR — Sponsored American Depositary Receipt

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 97.7%
Consumer Discretionary 4.0%
Comcast Corp., Cl A	451,370	25,673,926
Johnson Controls, Inc.	621,370	25,699,863
Ralph Lauren Corp.	253,624	29,968,212

		81,342,001

Consumer Staples 5.6%
Procter & Gamble Co. (The)	865,369	62,254,646
Sysco Corp.	552,925	21,547,487
Wal-Mart Stores, Inc.	484,690	31,427,300

		115,229,433

Energy 13.5%
Chevron Corp.	260,015	20,509,983
ConocoPhillips	1,169,574	56,092,769
EOG Resources, Inc.	655,080	47,689,824
Exxon Mobil Corp.	424,589	31,568,192
Hess Corp.	858,997	43,001,390
Noble Energy, Inc.	1,048,953	31,657,401
Schlumberger Ltd.	660,614	45,562,548

		276,082,107

Financials 27.5%
ACE Ltd.	321,525	33,245,685
Allstate Corp. (The)	380,655	22,169,347
American Tower Corp., REIT	245,550	21,603,489
Ameriprise Financial, Inc.	443,572	48,407,012
Aon PLC	467,306	41,407,985
BlackRock, Inc.	158,535	47,159,407
Citigroup, Inc.	726,945	36,063,741
Crown Castle International Corp., REIT	380,845	30,037,245
Franklin Resources, Inc.	823,065	30,667,402
JPMorgan Chase & Co.	761,305	46,416,766
MetLife, Inc.	752,020	35,457,743
Morgan Stanley	1,319,962	41,578,803
U.S. Bancorp	1,312,395	53,821,319
Wells Fargo & Co.	1,433,455	73,607,914

		561,643,858

Health Care 13.1%
Agilent Technologies, Inc.	1,259,034	43,222,637
Baxalta, Inc.	813,959	25,647,848
Cigna Corp.	381,141	51,461,658
Johnson & Johnson	651,481	60,815,751
Merck & Co., Inc.	414,715	20,482,774
Pfizer, Inc.	2,117,715	66,517,428

		268,148,096

Industrials 7.3%
CSX Corp.	730,622	19,653,732
FedEx Corp.	164,010	23,614,160
General Electric Co.	2,556,928	64,485,724

	Shares	Value($)
Industrials—continued
Honeywell International, Inc.	167,290	15,840,690
United Parcel Service, Inc., Cl B	252,630	24,932,054

		148,526,360

Information Technology 18.3%
Cisco Systems, Inc.	1,725,855	45,303,694
EMC Corp.	2,847,551	68,796,832
Intel Corp.	863,300	26,019,862
Juniper Networks, Inc.	965,340	24,818,891
Maxim Integrated Products, Inc.	772,480	25,800,832
Microsoft Corp.	1,453,510	64,332,353
Oracle Corp.	1,881,346	67,954,218
Texas Instruments, Inc.	1,038,835	51,443,109

		374,469,791

Materials 2.4%
Dow Chemical Co. (The)	573,803	24,329,247
WestRock Co.	459,428	23,632,976

		47,962,223

Telecommunication Services 1.9%
Verizon Communications, Inc.	878,325	38,215,921

Utilities 4.1%
Edison International	162,204	10,230,207
Exelon Corp.	1,201,756	35,692,153
NextEra Energy, Inc.	388,544	37,902,467

		83,824,827

Total Common Stocks (Cost $1,859,460,147)		1,995,444,617

Money Market Fund 1.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.13%(a)	37,659,062	37,659,062

Total Money Market Fund (Cost $37,659,062)		37,659,062

Total Investments (Cost $1,897,119,209) — 99.5%		2,033,103,679
Other Assets in Excess of Liabilities — 0.5%		10,231,733

Net Assets — 100.0%		$2,043,335,412

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviation

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.1%
Consumer Discretionary 4.4%
Ralph Lauren Corp.	900,000	106,344,000
Whirlpool Corp.	375,000	55,222,500

		161,566,500

Consumer Staples 1.5%
Sysco Corp.	1,400,000	54,558,000

Energy 11.6%
Cabot Oil & Gas Corp.	2,700,000	59,022,000
Hess Corp.	1,865,000	93,361,900
Noble Energy, Inc.	3,215,000	97,028,700
Patterson-UTI Energy, Inc.	5,585,000	73,386,900
Pioneer Natural Resources Co.	825,000	100,353,000

		423,152,500

Financials 29.2%
Allstate Corp. (The)	1,630,000	94,931,200
Ameriprise Financial, Inc.	1,165,000	127,136,450
AvalonBay Communities, Inc., REIT	160,000	27,971,200
BankUnited, Inc.	1,115,000	39,861,250
Brixmor Property Group, Inc., REIT	2,300,000	54,004,000
Comerica, Inc.	900,000	36,990,000
Crown Castle International Corp., REIT	1,335,000	105,291,450
General Growth Properties, Inc., REIT	2,150,000	55,835,500
Hartford Financial Services Group, Inc. (The)	1,250,000	57,225,000
Invesco Ltd.	2,900,000	90,567,000
Lazard Ltd., Cl A	2,000,000	86,600,000
MB Financial, Inc.	1,500,000	48,960,000
Prologis, Inc., REIT	1,400,000	54,460,000
Umpqua Holdings Corp.	5,200,000	84,760,000
Willis Group Holdings PLC	720,000	29,498,400
XL Group PLC	2,075,000	75,364,000

		1,069,455,450

Health Care 10.7%
Agilent Technologies, Inc.	2,260,000	77,585,800
Baxalta, Inc.	2,200,000	69,322,000
Cigna Corp.	740,000	99,914,800
Hill-Rom Holdings, Inc.	1,497,400	77,849,826
STERIS Corp.	1,050,000	68,218,500

		392,890,926

Industrials 13.9%
Delta Air Lines, Inc.	1,000,000	44,870,000
Hubbell, Inc., CL B	585,000	49,695,750
Ingersoll-Rand PLC	1,065,000	54,070,050
ITT Corp.	1,030,000	34,432,900

	Shares	Value($)
Industrials—continued
Macquarie Infrastructure Corp.	525,000	39,196,500
Orbital ATK, Inc.	650,000	46,715,500
Oshkosh Corp.	1,100,000	39,963,000
Republic Services, Inc.	675,000	27,810,000
Rockwell Automation, Inc.	575,000	58,345,250
Towers Watson & Co., Cl A	330,000	38,735,400
Tyco International PLC	2,250,000	75,285,000

		509,119,350

Information Technology 14.2%
Cypress Semiconductor Corp.*	10,750,000	91,590,000
Harris Corp.	1,410,000	103,141,500
Intersil Corp., Cl A	7,150,000	83,655,000
Juniper Networks, Inc.	4,275,000	109,910,250
Maxim Integrated Products, Inc.	2,185,000	72,979,000
Seagate Technology PLC(a)	1,285,000	57,568,000

		518,843,750

Materials 2.6%
Valspar Corp. (The)	325,000	23,361,000
WestRock Co.	1,365,000	70,215,600

		93,576,600

Utilities 10.0%
CMS Energy Corp.	1,500,000	52,980,000
Edison International	1,330,000	83,883,100
Exelon Corp.	2,700,000	80,190,000
NextEra Energy Partners LP	2,100,000	45,780,000
Sempra Energy	1,075,000	103,974,000

		366,807,100

Total Common Stocks (Cost $3,705,819,749)		3,589,970,176

Money Market Funds 4.2%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.13%(b)	97,834,636	97,834,636
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)(d)	53,364,493	53,364,493

Total Money Market Funds (Cost $151,199,129)		151,199,129

Total Investments (Cost $3,857,018,878) — 102.3%		3,741,169,305
Liabilities in Excess of Other Assets — (2.3)%		(82,466,289)

Net Assets — 100.0%		$3,658,703,016

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Mid-Cap Value Equity Fund — concluded

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $52,903,155.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(d)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $54,024,986. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $660,493. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015 (See Note 2(i)).

Investment Abbreviation

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.4%
Consumer Discretionary 17.3%
American Axle & Manufacturing Holdings, Inc.*	28,348	565,259
Buffalo Wild Wings, Inc.*	4,440	858,829
Cheesecake Factory, Inc. (The)	12,124	654,211
Cracker Barrel Old Country Store, Inc.(a)	5,176	762,321
Denny’s Corp.*	60,443	666,686
G-III Apparel Group Ltd.*	18,792	1,158,715
Gray Television, Inc.*	65,817	839,825
Group 1 Automotive, Inc.	7,706	656,166
Kirkland’s, Inc.	26,946	580,417
Monro Muffler Brake, Inc.	6,378	430,834
Penn National Gaming, Inc.*	37,691	632,455
Restoration Hardware Holdings, Inc.*	6,312	588,973
Ryland Group, Inc. (The)	18,273	746,087
Sinclair Broadcast Group, Inc., Cl A(a)	23,933	605,983
Tenneco, Inc.*	16,615	743,853

		10,490,614

Consumer Staples 1.5%
Casey’s General Stores, Inc.	8,650	890,258

Energy 2.7%
Callon Petroleum Co.*	54,369	396,350
Delek US Holdings, Inc.	14,429	399,683
Matador Resources Co.*	16,840	349,262
PDC Energy, Inc.*	9,684	513,349

		1,658,644

Financials 6.0%
Cardinal Financial Corp.	27,349	629,300
Evercore Partners, Inc., Cl A	9,924	498,582
MarketAxess Holdings, Inc.	6,754	627,311
MB Financial, Inc.	13,663	445,960
Texas Capital Bancshares, Inc.*	16,518	865,874
Universal Insurance Holdings, Inc.	19,105	564,362

		3,631,389

Health Care 26.2%
ABIOMED, Inc.*	10,418	966,374
Adeptus Health, Inc., CL A*(a)	7,771	627,586
AMN Healthcare Services, Inc.*	21,703	651,307
Array BioPharma, Inc.*(a)	68,730	313,409
Cambrex Corp.*	12,327	489,135
Cepheid, Inc.*	14,021	633,749
Depomed, Inc.*	25,508	480,826
Endologix, Inc.*	32,892	403,256
HealthSouth Corp.	19,212	737,164
HeartWare International, Inc.*(a)	8,458	442,438

	Shares	Value($)
Health Care—continued
ICON PLC*	6,799	482,525
Idera Pharmaceuticals, Inc.*(a)	162,455	544,224
Inogen, Inc.*	9,716	471,712
Insmed, Inc.*	20,085	372,978
Keryx Biopharmaceuticals, Inc.*(a)	57,257	201,545
Lannett Co., Inc.*(a)	10,632	441,441
LifePoint Health, Inc.*	8,486	601,657
Ligand Pharmaceuticals, Inc.*(a)	9,125	781,556
Medidata Solutions, Inc.*	9,203	387,538
Molina Healthcare, Inc.*	10,042	691,392
Neurocrine Biosciences, Inc.*	12,264	487,985
NuVasive, Inc.*	12,170	586,837
NxStage Medical, Inc.*	39,446	622,063
Omnicell, Inc.*	23,370	726,807
Portola Pharmaceuticals, Inc.*	14,427	614,879
Radius Health, Inc.*	6,667	462,090
Team Health Holdings, Inc.*	12,873	695,528
Ultragenyx Pharmaceutical, Inc.*	4,412	424,920
Vanda Pharmaceuticals, Inc.*(a)	47,334	533,928

		15,876,849

Industrials 16.3%
AAON, Inc.	30,018	581,749
Allegiant Travel Co.	5,676	1,227,435
Astronics Corp.*	10,935	442,102
Badger Meter, Inc.	9,230	535,894
Comfort Systems USA, Inc.	13,818	376,679
Forward Air Corp.	14,377	596,502
Healthcare Services Group, Inc.	15,049	507,151
HEICO Corp.	15,978	781,004
HNI Corp.	15,301	656,413
Knight Transportation, Inc.	24,944	598,656
Mueller Water Products, Inc., Cl A	75,215	576,147
Proto Labs, Inc.*(a)	9,642	646,014
Simpson Manufacturing Co., Inc.	19,388	649,304
Trex Co., Inc.*	9,796	326,501
Universal Forest Products, Inc.	11,642	671,510
Woodward, Inc.	17,754	722,588

		9,895,649

Information Technology 25.1%
Aspen Technology, Inc.*	29,607	1,122,401
Cavium, Inc.*	10,387	637,450
CSG Systems International, Inc.	17,975	553,630
Demandware, Inc.*	15,451	798,508
Ellie Mae, Inc.*	17,342	1,154,457
FleetMatics Group PLC*(a)	25,445	1,249,095
Guidewire Software, Inc.*	16,623	874,037
Heartland Payment Systems, Inc.	17,674	1,113,639
Imperva, Inc.*	19,013	1,244,971

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares	Value($)
Information Technology—continued
Integrated Device Technology, Inc.*	35,673	724,162
Littelfuse, Inc.	7,530	686,359
LogMeIn, Inc.*	14,431	983,617
Manhattan Associates, Inc.*	18,109	1,128,191
MAXIMUS, Inc.	15,219	906,444
Proofpoint, Inc.*	18,509	1,116,463
QLIK Technologies, Inc.*	24,895	907,423

		15,200,847

Materials 3.0%
Balchem Corp.	12,659	769,288
Headwaters, Inc.*	54,538	1,025,314

		1,794,602

Telecommunication Services 1.3%
8x8, Inc.*	98,415	813,892

Total Common Stocks (Cost $49,606,884)		60,252,744

Money Market Funds 10.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.13%(b)	417,691	417,691

	Shares	Value($)
Money Market Funds—continued
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(b)(c)	6,130,935	6,130,935

Total Money Market Funds (Cost $6,548,626)		6,548,626

Total Investments (Cost $56,155,510) — 110.2%		66,801,370
Liabilities in Excess of Other Assets — (10.2)%		(6,203,997)

Net Assets — 100.0%		$60,597,373

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $5,968,526.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015 (See Note 2(i)).

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.5%
Consumer Discretionary 21.4%
AMC Entertainment Holdings, Inc., Cl A	1,146,640	28,883,862
Cheesecake Factory, Inc. (The)	168,200	9,076,072
Chico’s FAS, Inc.	1,112,000	17,491,760
Destination Maternity Corp.	109,179	1,006,630
Guess?, Inc.	1,246,254	26,619,986
HSN, Inc.	553,860	31,702,947
Matthews International Corp., Cl A	120,940	5,922,432
MDC Partners, Inc., Cl A	265,700	4,896,851
Meredith Corp.	108,190	4,606,730
Regal Entertainment Group, Cl A	754,900	14,109,081
Ruth’s Hospitality Group, Inc.	231,470	3,759,073
Scholastic Corp.	293,090	11,418,786
Sonic Automotive, Inc., Cl A	479,070	9,782,609
Sotheby’s	598,300	19,133,634
Thor Industries, Inc.	415,080	21,501,144
Wolverine World Wide, Inc.	297,800	6,444,392

		216,355,989

Consumer Staples 6.6%
B&G Foods, Inc.	545,500	19,883,475
Energizer Holdings, Inc.	683,300	26,450,543
Inter Parfums, Inc.	239,000	5,929,590
Sanderson Farms, Inc.	205,401	14,084,347
WD-40 Co.	6,177	550,185

		66,898,140

Energy 2.2%
Bristow Group, Inc.	438,060	11,459,650
CARBO Ceramics, Inc.	474,450	9,009,805
Tidewater, Inc.	133,380	1,752,613

		22,222,068

Financials 23.3%
Alexander & Baldwin, Inc.	321,910	11,051,170
Banco Latinoamericano de Expectaciones SA, Cl E	158,370	3,666,266
Bank of Hawaii Corp.	284,240	18,046,398
Cohen & Steers, Inc.	432,600	11,874,870
CubeSmart, REIT	12,730	346,383
Evercore Partners, Inc., Cl A	391,720	19,680,013
Hanover Insurance Group, Inc. (The)	463,170	35,988,309
Horace Mann Educators Corp.	407,900	13,550,438
Medical Properties Trust, Inc., REIT	2,040,430	22,567,156
Monmouth Real Estate Investment Corp., Cl A REIT	73,850	720,038
Oppenheimer Holdings, Inc., Cl A	54,610	1,092,746

	Shares	Value($)
Financials—continued
Parkway Properties, Inc., REIT	1,200,450	18,679,002
Post Properties, Inc., REIT	309,450	18,037,840
Primerica, Inc.	536,000	24,157,520
StanCorp Financial Group, Inc.	45,820	5,232,644
Tanger Factory Outlet Centers, Inc., REIT	336,700	11,100,999
Trust Co Bank Corp. NY	271,150	1,583,516
UMB Financial Corp.	359,050	18,243,330

		235,618,638

Health Care 4.2%
Ensign Group, Inc.	120,270	5,127,110
Hill-Rom Holdings, Inc.	481,930	25,055,541
Landauer, Inc.	294,940	10,909,830
STERIS Corp.	23,307	1,514,256

		42,606,737

Industrials 28.3%
AAR Corp.	409,470	7,767,646
ABM Industries, Inc.	522,000	14,255,820
Advanced Drainage Systems, Inc.	645,800	18,682,994
Badger Meter, Inc.	247,391	14,363,522
BWX Technologies, Inc.	196,900	5,190,284
China Yuchai International Ltd.	78,790	974,632
CLARCOR, Inc.	386,450	18,425,936
Covanta Holding Corp.	1,144,500	19,971,525
EMCOR Group, Inc.	366,840	16,232,670
Fortress Transportation & Infrastructure Investors LLC	351,000	4,503,330
Forward Air Corp.	439,600	18,239,004
Granite Construction, Inc.	237,740	7,053,746
Herman Miller, Inc.	898,480	25,912,163
Interface, Inc.	21,461	481,585
Kelly Services, Inc., Cl A	1,021,210	14,439,909
Knoll, Inc.	636,700	13,994,666
Luxfer Holdings PLC ADR	344,410	3,716,184
MSA Safety, Inc.	190,602	7,618,362
Mueller Water Products, Inc., Cl A	2,190,930	16,782,524
NN, Inc.	125,300	2,318,050
Progressive Waste Solutions Ltd.	1,338,064	35,351,651
Sun Hydraulics Corp.	33,520	920,794
Tennant Co.	71,880	4,038,218
Tetra Tech, Inc.	314,900	7,655,219
Viad Corp.	251,090	7,279,099

		286,169,533

Information Technology 7.9%
Black Box Corp.	106,100	1,563,914
Daktronics, Inc.	867,050	7,517,324

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Small Cap Value Equity Fund — concluded

	Shares	Value($)
Information Technology—continued
Fair Isaac Corp.	511,050	43,183,725
Plantronics, Inc.	532,760	27,090,846

		79,355,809

Materials 2.9%
A. Schulman, Inc.	194,600	6,318,662
Carpenter Technology Corp.	250,200	7,448,454
Haynes International, Inc.	124,730	4,719,783
Hecla Mining Co.	5,596,540	11,025,184

		29,512,083

Utilities 2.7%
ALLETE, Inc.	229,640	11,594,524
Avista Corp.	17,390	578,217
California Water Service Group	231,190	5,113,923
NorthWestern Corp.	183,300	9,867,039

		27,153,703

Total Common Stocks (Cost $926,489,028)		1,005,892,700

	Shares	Value($)
Money Market Fund 0.4%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.13%(a)	3,544,953	3,544,953

Total Money Market Fund (Cost $3,544,953)		3,544,953

Total Investments (Cost $930,033,981) — 99.9%		1,009,437,653
Other Assets in Excess of Liabilities — 0.1%		1,145,302

Net Assets — 100.0%		$1,010,582,955

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 69.0%
RidgeWorth International Equity Fund(a)	52,691	508,991
RidgeWorth Large Cap Growth Stock Fund(a)	248,664	2,451,827
RidgeWorth Large Cap Value Equity Fund(a)	104,347	1,585,029
RidgeWorth Mid-Cap Value Equity Fund(a)	53,471	650,742
RidgeWorth Small Cap Growth Stock Fund(a)	20,784	280,172
RidgeWorth Small Cap Value Equity Fund(b)	18,505	267,403

Total Equity Funds (Cost $4,405,455)		5,744,164

Fixed Income Funds 10.9%
RidgeWorth Seix Core Bond Fund(a)	28	301
RidgeWorth Seix Corporate Bond Fund(b)	3,011	25,806
RidgeWorth Seix Floating Rate High Income Fund(a)	3,906	33,474
RidgeWorth Seix High Income Fund(a)	4,885	29,798
RidgeWorth Seix High Yield Fund(b)	3,727	30,223
RidgeWorth Seix Total Return Bond Fund(a)	69,845	738,963
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	4,608	46,495

Total Fixed Income Funds (Cost $914,947)		905,060

Exchange Traded Funds 17.7%
Consumer Discretionary Select Sector SPDR Fund	438	32,526
Consumer Staples Select Sector SPDR Fund	394	18,593
Energy Select Sector SPDR Fund	347	21,236
Financial Select Sector SPDR Fund	2,059	46,657
Health Care Select Sector SPDR Fund	694	45,964
Industrial Select Sector SPDR Fund	585	29,186
iShares Barclays 20+ Year Treasury Bond Fund	222	27,426

	Shares	Value($)
Exchange Traded Funds—continued
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	93	10,294
iShares Core S&P 500 Fund	36	6,938
iShares Core U.S. Aggregate Bond Fund	854	93,581
iShares Currency Hedged MSCI EAFE Fund	22,227	546,340
iShares Dow Jones U.S. Real Estate Index Fund	91	6,456
iShares MSCI EAFE Fund	8,243	472,489
iShares MSCI Emerging Markets Index Fund	562	18,422
iShares Russell 2000 Index Fund	151	16,489
Market Vectors Gold Miners Fund	442	6,073
Materials Select Sector SPDR Fund	212	8,463
Technology Select Sector SPDR Fund	1,635	64,582
Utilities Select Sector SPDR Fund	55	2,381

Total Exchange Traded Funds (Cost $1,468,120)		1,474,096

Money Market Fund 2.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	183,401	183,401

Total Money Market Fund (Cost $183,401)		183,401

Total Investments (Cost $6,971,923) — 99.8%		8,306,721
Other Assets in Excess of Liabilities — 0.2%		18,086

Net Assets — 100.0%		$8,324,807

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.

(b)	Affiliated investments. Investments are in each Fund’s I Shares.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 27.2%
RidgeWorth International Equity Fund(a)	163,737	1,581,703
RidgeWorth Large Cap Growth Stock Fund(a)	775,128	7,642,766
RidgeWorth Large Cap Value Equity Fund(a)	325,788	4,948,719
RidgeWorth Mid-Cap Value Equity Fund(a)	165,927	2,019,331
RidgeWorth Small Cap Growth Stock Fund(a)	63,015	849,438
RidgeWorth Small Cap Value Equity Fund(b)	56,365	814,467

Total Equity Funds (Cost $16,377,570)		17,856,424

Fixed Income Funds 51.2%
RidgeWorth Seix Core Bond Fund(a)	777	8,370
RidgeWorth Seix Corporate Bond Fund(b)	124,358	1,065,749
RidgeWorth Seix Floating Rate High Income Fund(a)	161,303	1,382,363
RidgeWorth Seix High Income Fund(a)	201,480	1,229,025
RidgeWorth Seix High Yield Fund(b)	153,547	1,245,268
RidgeWorth Seix Total Return Bond Fund(a)	2,526,037	26,725,476
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	189,540	1,912,460

Total Fixed Income Funds (Cost $33,986,045)		33,568,711

Exchange Traded Funds 20.4%
Consumer Discretionary Select Sector SPDR Fund	1,220	90,597
Consumer Staples Select Sector SPDR Fund	1,096	51,720
Energy Select Sector SPDR Fund	973	59,548
Financial Select Sector SPDR Fund	5,740	130,068
Health Care Select Sector SPDR Fund	1,937	128,288
Industrial Select Sector SPDR Fund	1,636	81,620
iShares Barclays 20+ Year Treasury Bond Fund	9,199	1,136,444

	Shares	Value($)
Exchange Traded Funds—continued
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,884	429,920
iShares Core S&P 500 Fund	229	44,131
iShares Core U.S. Aggregate Bond Fund	69,750	7,643,205
iShares Currency Hedged MSCI EAFE Fund	68,931	1,694,324
iShares Dow Jones U.S. Real Estate Index Fund	282	20,008
iShares MSCI EAFE Fund	25,601	1,467,449
iShares MSCI Emerging Markets Index Fund	1,697	55,628
iShares Russell 2000 Index Fund	801	87,469
Market Vectors Gold Miners Fund	1,370	18,824
Materials Select Sector SPDR Fund	591	23,593
Technology Select Sector SPDR Fund	4,573	180,633
Utilities Select Sector SPDR Fund	152	6,580

Total Exchange Traded Funds (Cost $13,290,756)		13,350,049

Money Market Fund 1.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	756,035	756,035

Total Money Market Fund (Cost $756,035)		756,035

Total Investments (Cost $64,410,406) — 100.0%		65,531,219
Other Assets in Excess of Liabilities — 0.0%(d)		16,206

Net Assets — 100.0%		$65,547,425

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.

(b)	Affiliated investments. Investments are in each Fund’s I Shares.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 60.9%
RidgeWorth International Equity Fund(a)	315,426	3,047,012
RidgeWorth Large Cap Growth Stock Fund(a)	1,489,613	14,687,587
RidgeWorth Large Cap Value Equity Fund(a)	625,505	9,501,427
RidgeWorth Mid-Cap Value Equity Fund(a)	319,789	3,891,837
RidgeWorth Small Cap Growth Stock Fund(a)	121,301	1,635,139
RidgeWorth Small Cap Value Equity Fund(b)	108,254	1,564,265

Total Equity Funds (Cost $28,175,201)		34,327,267

Fixed Income Funds 18.7%
RidgeWorth Seix Core Bond Fund(a)	255	2,749
RidgeWorth Seix Corporate Bond Fund(b)	39,033	334,516
RidgeWorth Seix Floating Rate High Income Fund(a)	50,487	432,676
RidgeWorth Seix High Income Fund(a)	63,120	385,035
RidgeWorth Seix High Yield Fund(b)	48,136	390,380
RidgeWorth Seix Total Return Bond Fund(a)	791,636	8,375,507
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	59,420	599,543

Total Fixed Income Funds (Cost $10,243,946)		10,520,406

Exchange Traded Funds 19.4%
Consumer Discretionary Select Sector SPDR Fund	2,478	184,016
Consumer Staples Select Sector SPDR Fund	2,224	104,950
Energy Select Sector SPDR Fund	1,973	120,747
Financial Select Sector SPDR Fund	11,657	264,148
Health Care Select Sector SPDR Fund	3,932	260,416
Industrial Select Sector SPDR Fund	3,318	165,535
iShares Barclays 20+ Year Treasury Bond Fund	2,879	355,672

	Shares	Value($)
Exchange Traded Funds—continued
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,217	134,710
iShares Core S&P 500 Fund	449	86,527
iShares Core U.S. Aggregate Bond Fund	21,826	2,391,693
iShares Currency Hedged MSCI EAFE Fund	132,821	3,264,740
iShares Dow Jones U.S. Real Estate Index Fund	557	39,519
iShares MSCI EAFE Fund	49,316	2,826,793
iShares MSCI Emerging Markets Index Fund	3,291	107,879
iShares Russell 2000 Index Fund	1,613	176,140
Market Vectors Gold Miners Fund	2,493	34,254
Materials Select Sector SPDR Fund	1,201	47,944
Technology Select Sector SPDR Fund	9,277	366,441
Utilities Select Sector SPDR Fund	307	13,290

Total Exchange Traded Funds (Cost $10,944,033)		10,945,414

Money Market Fund 1.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	563,520	563,520

Total Money Market Fund (Cost $563,520)		563,520

Total Investments (Cost $49,926,700) — 100.0%		56,356,607
Liabilities in Excess of Other Assets — (0.0)%(d)		(26,283)

Net Assets — 100.0%		$56,330,324

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.

(b)	Affiliated investments. Investments are in each Fund’s I Shares.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 44.0%
RidgeWorth International Equity Fund(a)	422,236	4,078,801
RidgeWorth Large Cap Growth Stock Fund(a)	1,991,830	19,639,445
RidgeWorth Large Cap Value Equity Fund(a)	835,843	12,696,457
RidgeWorth Mid-Cap Value Equity Fund(a)	428,234	5,211,605
RidgeWorth Small Cap Growth Stock Fund(a)	162,296	2,187,751
RidgeWorth Small Cap Value Equity Fund(b)	144,700	2,090,909

Total Equity Funds (Cost $36,882,285)		45,904,968

Fixed Income Funds 35.0%
RidgeWorth Seix Core Bond Fund(a)	903	9,723
RidgeWorth Seix Corporate Bond Fund(b)	135,461	1,160,900
RidgeWorth Seix Floating Rate High Income Fund(a)	175,529	1,504,287
RidgeWorth Seix High Income Fund(a)	219,439	1,338,580
RidgeWorth Seix High Yield Fund(b)	167,399	1,357,603
RidgeWorth Seix Total Return Bond Fund(a)	2,752,682	29,123,374
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	206,415	2,082,730

Total Fixed Income Funds (Cost $35,356,999)		36,577,197

Exchange Traded Funds 20.0%
Consumer Discretionary Select Sector SPDR Fund	3,426	254,415
Consumer Staples Select Sector SPDR Fund	3,078	145,251
Energy Select Sector SPDR Fund	2,723	166,648
Financial Select Sector SPDR Fund	16,113	365,121
Health Care Select Sector SPDR Fund	5,435	359,960
Industrial Select Sector SPDR Fund	4,583	228,646
iShares Barclays 20+ Year Treasury Bond Fund	10,021	1,237,994
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	4,229	468,108

	Shares	Value($)
Exchange Traded Funds—continued
iShares Core S&P 500 Fund	615	118,517
iShares Core U.S. Aggregate Bond Fund	75,901	8,317,231
iShares Currency Hedged MSCI EAFE Fund	178,028	4,375,928
iShares Dow Jones U.S. Real Estate Index Fund	745	52,858
iShares MSCI EAFE Fund	66,188	3,793,896
iShares MSCI Emerging Markets Index Fund	4,389	143,871
iShares Russell 2000 Index Fund	2,214	241,769
Market Vectors Gold Miners Fund	3,610	49,601
Materials Select Sector SPDR Fund	1,660	66,267
Technology Select Sector SPDR Fund	12,818	506,311
Utilities Select Sector SPDR Fund	424	18,355

Total Exchange Traded Funds (Cost $20,658,992)		20,910,747

Money Market Fund 1.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	1,130,587	1,130,587

Total Money Market Fund (Cost $1,130,587)		1,130,587

Total Investments (Cost $94,028,863) — 100.1%		104,523,499
Liabilities in Excess of Other Assets — (0.1)%		(151,601)

Net Assets — 100.0%		$104,371,898

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.

(b)	Affiliated investments. Investments are in each Fund’s I Shares.

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

17

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Aggressive Growth Stock Fund	International Equity Fund	Large Cap Growth Stock Fund	Large Cap Value Equity Fund
Assets:
Total Investments, at Cost	$18,836,396	$23,035,398	$145,961,656	$1,897,119,209

Total Investments, at Value*	$30,946,488	$22,910,592	$259,104,519	$2,033,103,679
Interest and Dividends Receivable	837	29,043	63,002	3,321,141
Securities Lending Income Receivable	—	70	75	—
Foreign Currency, at Value (Cost $—, $117,219, $— and $—, respectively)	—	116,627	—	—
Receivable for Capital Shares Issued	12,194	6,821	89,190	1,123,431
Receivable for Investment Securities Sold	2,652,373	197,948	3,852,214	34,434,081
Reclaims Receivable	—	151,257	—	—
Receivable from Investment Adviser	642	5,718	24,446	189,104
Prepaid Expenses and Other Assets	18,554	37,200	38,198	88,914

Total Assets	33,631,088	23,455,276	263,171,644	2,072,260,350

Liabilities:
Payable for Investment Securities Purchased	54,661	—	1,838,677	20,096,835
Payable for Capital Shares Redeemed	422,675	6,777	692,826	5,687,600
Payable Upon Return of Securities Loaned	—	1,133,312	—	—
Line of Credit Payable	2,518,430	—	—	—
Investment Advisory Fees Payable	24,220	15,552	154,478	1,114,463
Compliance and Fund Services Fees Payable	664	415	5,558	46,216
Distribution and Service Fees Payable	2,964	919	51,240	106,736
Trustee Fees Payable	100	40	737	5,451
Other Accrued Expenses	27,173	26,456	168,818	1,867,637

Total Liabilities	3,050,887	1,183,471	2,912,334	28,924,938

Total Net Assets	$30,580,201	$22,271,805	$260,259,310	$2,043,335,412

Net Assets Consist of:
Capital	$18,752,745	$21,516,204	$128,876,092	$1,717,334,342
Accumulated Net Investment Income (Loss)	(368,200)	312,894	(486,922)	23,946,336
Accumulated Net Realized Gain from Investments and Foreign Currency Transactions	85,564	563,706	18,727,277	166,070,264
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	12,110,092	(120,999)	113,142,863	135,984,470

Net Assets	$30,580,201	$22,271,805	$260,259,310	$2,043,335,412

Net Assets:
I Shares	$19,627,453	$9,334,845	$112,865,879	$1,555,822,936
A Shares	10,952,748	3,715,522	60,761,318	368,383,650
C Shares	—	—	42,225,347	18,385,774
IS Shares	—	9,221,438	44,406,766	100,743,052
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	930,562	966,425	11,468,125	102,909,018
A Shares	538,001	388,940	7,292,157	24,583,537
C Shares	—	—	6,977,111	1,255,083
IS Shares	—	955,105	4,505,236	6,632,980
Net Asset Value and Redemption Price Per Share:
I Shares	$21.09	$9.66	$9.84	$15.12
A Shares	20.36	9.55	8.33	14.98
C Shares(a)	—	—	6.05	14.65
IS Shares	—	9.66	9.86	15.19
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$21.60	$10.13	$8.84	$15.89
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $—, $1,097,267, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

18

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Mid-Cap Value Equity Fund	Small Cap Growth Stock Fund	Small Cap Value Equity Fund
Assets:
Total Investments, at Cost	$3,857,018,878	$56,155,510	$930,033,981

Total Investments, at Value*	$3,741,169,305	$66,801,370	$1,009,437,653
Cash	415,000	—	3,650
Interest and Dividends Receivable	5,424,167	10,361	1,895,366
Securities Lending Income Receivable	10,379	12,131	—
Receivable for Capital Shares Issued	2,647,718	300,612	1,169,421
Receivable for Investment Securities Sold	12,882,202	—	8,729,669
Reclaims Receivable	—	—	38,346
Receivable from Investment Adviser	19,695	6,091	—
Prepaid Expenses and Other Assets	161,374	29,794	50,629

Total Assets	3,762,729,840	67,160,359	1,021,324,734

Liabilities:
Payable for Investment Securities Purchased	26,455,354	—	2,778,060
Payable for Capital Shares Redeemed	18,485,966	246,704	6,062,144
Payable Upon Return of Securities Loaned	53,364,493	6,130,935	—
Investment Advisory Fees Payable	2,131,476	50,358	712,055
Compliance and Fund Services Fees Payable	76,832	2,892	26,097
Distribution and Service Fees Payable	176,705	6,670	59,399
Trustee Fees Payable	9,862	335	2,687
Other Accrued Expenses	3,326,136	125,092	1,101,337

Total Liabilities	104,026,824	6,562,986	10,741,779

Total Net Assets	$3,658,703,016	$60,597,373	$1,010,582,955

Net Assets Consist of:
Capital	$3,549,110,470	$30,104,874	$682,410,388
Accumulated Net Investment Income (Loss)	31,453,997	(906,394)	10,208,006
Accumulated Net Realized Gain from Investments Transactions	193,988,122	20,753,033	238,560,704
Net Unrealized Appreciation (Depreciation) on Investments	(115,849,573)	10,645,860	79,403,857

Net Assets	$3,658,703,016	$60,597,373	$1,010,582,955

Net Assets:
I Shares	$3,023,784,855	$42,498,512	$847,169,678
A Shares	450,533,009	7,784,537	133,688,306
C Shares	74,061,884	5,362,581	29,724,971
IS Shares	110,323,268	4,951,743	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	249,166,134	3,163,333	58,621,739
A Shares	37,565,104	649,561	9,476,754
C Shares	6,307,411	623,178	2,249,318
IS Shares	9,061,910	367,396	—
Net Asset Value and Redemption Price Per Share:
I Shares	$12.14	$13.43	$14.45
A Shares	11.99	11.98	14.11
C Shares(a)	11.74	8.61	13.22
IS Shares	12.17	13.48	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$12.72	$12.71	$14.97
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%

*	Investments include securities on loan of $52,903,155, $5,968,526 and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

19

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Assets:
Total Investments, at Cost	$6,971,923	$64,410,406	$49,926,700	$94,028,863

Investments in Affiliates, at Value	$6,649,224	$51,425,135	$44,847,673	$82,482,165
Investments in Unaffiliated, at Value	1,657,497	14,106,084	11,508,934	22,041,334

Total Investments, at Value	8,306,721	65,531,219	56,356,607	104,523,499

Dividends Receivable	1,962	67,106	22,216	74,640
Receivable for Capital Shares Issued	3,434	88,940	14,320	9,496
Receivable from Investment Adviser	6,509	3,740	7,214	3,832
Prepaid Expenses and Other Assets	28,769	29,782	30,932	20,427

Total Assets	8,347,395	65,720,787	56,431,289	104,631,894

Liabilities:
Payable for Investment Securities Purchased	1,854	68,630	21,507	75,166
Payable for Capital Shares Redeemed	4	55,750	4,888	66,073
Investment Advisory Fees Payable	718	5,397	4,691	8,664
Compliance and Fund Services Fees Payable	250	1,242	1,241	2,481
Distribution and Service Fees Payable	1,466	19,110	4,142	13,269
Trustee Fees Payable	49	139	151	310
Other Accrued Expenses	18,247	23,094	64,345	94,033

Total Liabilities	22,588	173,362	100,965	259,996

Total Net Assets	$8,324,807	$65,547,425	$56,330,324	$104,371,898

Net Assets Consist of:
Capital	$5,391,842	$62,648,978	$46,306,353	$85,757,759
Accumulated Net Investment Income	1,684	525,612	156,615	623,718
Accumulated Net Realized Gain from Investments Transactions	1,596,483	1,252,022	3,437,449	7,495,785
Net Unrealized Appreciation on Investments	1,334,798	1,120,813	6,429,907	10,494,636

Net Assets	$8,324,807	$65,547,425	$56,330,324	$104,371,898

Net Assets:
I Shares	$3,931,469	$32,063,498	$46,085,633	$79,483,240
A Shares	3,726,994	14,815,946	7,538,632	12,643,898
C Shares	666,344	18,667,981	2,706,059	12,244,760
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	532,483	2,609,704	4,306,872	7,575,828
A Shares	511,466	1,208,593	708,505	1,210,415
C Shares	94,815	1,545,148	260,293	1,184,626
Net Asset Value and Redemption Price Per Share:
I Shares	$7.38	$12.29	$10.70	$10.49
A Shares	7.29	12.26	10.64	10.45
C Shares(a)	7.03	12.08	10.40	10.34
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$7.73	$12.87	$11.29	$11.09
Maximum Sales Charge — A Shares	5.75%	4.75%	5.75%	5.75%

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

20

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2015

(Unaudited)

	Aggressive Growth Stock Fund	International Equity Fund	Large Cap Growth Stock Fund	Large Cap Value Equity Fund
Investment Income:
Dividend Income	$19,689	$423,063	$1,178,806	$28,770,253
Net Income from Securities Lending	—	9,664	413	—
Less: Foreign Taxes Withheld	—	(38,798)	—	—

Total Investment Income	19,689	393,929	1,179,219	28,770,253

Expenses:
Investment Advisory Fees	160,654	105,871	1,016,304	7,634,435
Administration Fees	1,917	1,204	14,727	118,703
Fund Accounting Fees	1,816	1,089	13,840	115,941
Transfer Agency Fees	9,433	3,748	139,068	121,006
Compliance & Fund Services Fees	1,372	893	11,336	94,356
Distribution and Service Fees — A Shares	22,336	6,204	100,678	657,676
Distribution and Service Fees — C Shares	—	—	232,107	104,521
Shareholder Servicing Fees — I Shares	30,746	12,073	219,451	3,324,543
Shareholder Servicing Fees — A Shares	4,801	141	7,339	733,099
Custodian Fees	3,166	15,230	6,675	21,068
Printing Fees	2,713	1,226	12,978	79,945
Registration Fees	15,474	16,583	30,134	35,154
Trustee Fees	783	481	6,005	50,021
Other Fees	7,604	12,145	24,367	147,570

Total Expenses	262,815	176,888	1,835,009	13,238,038
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(4,875)	(14,532)	(174,726)	(1,238,836)

Net Expenses	257,940	162,356	1,660,283	11,999,202

Net Investment Income (Loss)	(238,251)	231,573	(481,064)	16,771,051

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain from:
Investment and Foreign Currency Transactions	1,010,928	3,158,513	6,538,106	111,260,902
Net Change in Unrealized Depreciation on:
Investments and Foreign Currencies	(2,356,746)	(5,058,092)	(18,722,863)	(333,208,439)

Net Realized and Unrealized Loss on Investments and Foreign Currencies	(1,345,818)	(1,899,579)	(12,184,757)	(221,947,537)

Change in Net Assets from Operations	$(1,584,069)	$(1,668,006)	$(12,665,821)	$(205,176,486)

See Notes to Financial Statements.

21

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2015

(Unaudited)

	Mid-Cap Value Equity Fund	Small Cap Growth Stock Fund	Small Cap Value Equity Fund
Investment Income:
Dividend Income	$46,862,219	$235,006	$11,832,430
Net Income from Securities Lending	20,089	81,535	—
Less: Foreign Taxes Withheld	—	—	(53,173)

Total Investment Income	46,882,308	316,541	11,779,257

Expenses:
Investment Advisory Fees	14,765,215	560,442	4,900,491
Administration Fees	217,677	6,692	60,757
Fund Accounting Fees	201,221	7,078	65,329
Transfer Agency Fees	572,299	14,195	112,723
Compliance & Fund Services Fees	164,396	5,735	50,551
Distribution and Service Fees — A Shares	818,703	13,489	227,780
Distribution and Service Fees — C Shares	418,183	30,583	162,865
Shareholder Servicing Fees — I Shares	6,126,635	214,472	1,570,106
Shareholder Servicing Fees — A Shares	990,358	2,539	257,164
Custodian Fees	36,804	6,066	15,531
Printing Fees	180,671	5,927	106,584
Registration Fees	51,489	28,336	25,179
Trustee Fees	90,449	3,022	26,103
Other Fees	260,947	12,898	89,450

Total Expenses	24,895,047	911,474	7,670,613
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(86,332)	(38,416)	—

Net Expenses	24,808,715	873,058	7,670,613

Net Investment Income (Loss)	22,073,593	(556,517)	4,108,644

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from:
Investment Transactions	119,790,103	20,097,802	180,160,389
Net Change in Unrealized Depreciation on:
Investments	(645,224,322)	(28,726,566)	(266,163,376)

Net Realized and Unrealized Loss on Investments	(525,434,219)	(8,628,764)	(86,002,987)

Change in Net Assets from Operations	$(503,360,626)	$(9,185,281)	$(81,894,343)

See Notes to Financial Statements.

22

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2015

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Investment Income:
Dividend Income	$22,489	$145,633	$144,155	$263,430
Dividend Income from Affiliated Investment Companies	14,788	430,349	163,669	530,460

Total Investment Income	37,277	575,982	307,824	793,890

Expenses:
Investment Advisory Fees	4,866	33,431	31,479	58,764
Administration Fees	494	3,391	3,193	5,961
Fund Accounting Fees	10,132	10,132	10,132	10,132
Transfer Agency Fees	3,724	14,780	6,988	15,492
Compliance & Fund Services Fees	429	2,577	2,528	4,896
Distribution and Service Fees — A Shares	6,456	23,415	12,442	20,636
Distribution and Service Fees — C Shares	3,370	93,299	14,977	65,764
Shareholder Servicing Fees — I Shares	8,983	17,984	95,942	136,721
Shareholder Servicing Fees — A Shares	1,791	3,372	2,922	11,437
Custodian Fees	9,759	9,168	11,042	12,197
Printing Fees	766	3,410	2,443	4,747
Registration Fees	20,585	21,472	22,434	20,306
Trustee Fees	227	1,377	1,343	2,559
Other Fees	3,760	5,577	5,548	7,671

Total Expenses	75,342	243,385	223,413	377,283
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(43,947)	(25,932)	(46,249)	(20,124)

Net Expenses	31,395	217,453	177,164	357,159

Net Investment Income	5,882	358,529	130,660	436,731

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	377,649	(24,068)	414,398	1,336,901
Net Change in Unrealized Depreciation on:
Investments	(1,036,233)	(2,938,897)	(4,524,285)	(7,582,303)

Net Realized and Unrealized Loss on Investments	(658,584)	(2,962,965)	(4,109,887)	(6,245,402)

Change in Net Assets from Operations	$(652,702)	$(2,604,436)	$(3,979,227)	$(5,808,671)

See Notes to Financial Statements.

23

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the Periods Indicated

	Aggressive Growth Stock Fund		International Equity Fund		Large Cap Growth Stock Fund
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(238,251)	$(589,682)	$231,573	$544,062	$(481,064)	$(486,719)
Net Realized Gain	1,010,928	3,104,323	3,158,513	2,381,923	6,538,106	29,833,223
Net Change in Unrealized Appreciation (Depreciation)	(2,356,746)	(1,753,720)	(5,058,092)	(4,309,109)	(18,722,863)	9,728,182

Change in Net Assets from Operations	(1,584,069)	760,921	(1,668,006)	(1,383,124)	(12,665,821)	39,074,686

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	(121,394)	(384,870)	—	—
A Shares	—	—	(23,586)	(82,910)	—	—
Net Realized Gains:
I Shares	—	(848,209)	—	(1,839,409)	—	(9,151,015)
A Shares	—	(446,147)	—	(429,694)	—	(5,499,119)
C Shares	—	—	—	—	—	(3,786,190)
IS Shares*	—	—	—	—	—	(3,925,659)

Total Dividends and Distributions	—	(1,294,356)	(144,980)	(2,736,883)	—	(22,361,983)

Change in Net Assets from Capital Transactions	(2,692,361)	(24,055,093)	939,334	(4,468,167)	(19,909,660)	(10,709,008)

Change in Net Assets	(4,276,430)	(24,588,528)	(873,652)	(8,588,174)	(32,575,481)	6,003,695

Net Assets:
Beginning of Period	34,856,631	59,445,159	23,145,457	31,733,631	292,834,791	286,831,096

End of Period	$30,580,201	$34,856,631	$22,271,805	$23,145,457	$260,259,310	$292,834,791

Accumulated Net Investment Income (Loss), End of Period	$(368,200)	$(129,949)	$312,894	$226,301	$(486,922)	$(5,858)

*	IS Shares commenced operations on August 1, 2014 (September 1, 2015 for International Equity Fund).

See Notes to Financial Statements.

24

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Large Cap Value Equity Fund		Mid-Cap Value Equity Fund		Small Cap Growth Stock Fund
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$16,771,051	$29,935,953	$22,073,593	$35,676,749	$(556,517)	$(1,490,321)
Net Realized Gain	111,260,902	160,664,758	119,790,103	271,198,162	20,097,802	12,370,880
Net Change in Unrealized Depreciation	(333,208,439)	(30,015,618)	(645,224,322)	(8,092,608)	(28,726,566)	(6,929,715)

Change in Net Assets from Operations	(205,176,486)	160,585,093	(503,360,626)	298,782,303	(9,185,281)	3,950,844

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(24,539,040)	—	(28,937,883)	—	—
A Shares	—	(4,101,116)	—	(3,327,424)	—	—
C Shares	—	(119,169)	—	(182,658)	—	—
IS Shares*	—	(449,243)	—	(145,326)	—	—
Net Realized Gains:
I Shares	—	(149,057,379)	—	(302,444,965)	—	(19,925,036)
A Shares	—	(32,303,093)	—	(53,249,128)	—	(1,656,015)
C Shares	—	(1,679,941)	—	(7,435,108)	—	(1,401,026)
IS Shares*	—	(3,099,374)	—	(1,428,255)	—	(945,692)

Total Dividends and Distributions	—	(215,348,355)	—	(397,150,747)	—	(23,927,769)

Change in Net Assets from Capital Transactions	(198,945,713)	303,056,171	(91,065,591)	498,071,026	(78,961,127)	(19,823,631)

Change in Net Assets	(404,122,199)	248,292,909	(594,426,217)	399,702,582	(88,146,408)	(39,800,556)

Net Assets:
Beginning of Period	2,447,457,611	2,199,164,702	4,253,129,233	3,853,426,651	148,743,781	188,544,337

End of Period	$2,043,335,412	$2,447,457,611	$3,658,703,016	$4,253,129,233	$60,597,373	$148,743,781

Accumulated Net Investment Income (Loss), End of Period	$23,946,336	$7,175,285	$31,453,997	$9,380,404	$(906,394)	$(349,877)

*	IS Shares commenced operations on August 1, 2014.

See Notes to Financial Statements.

25

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Small Cap Value Equity Fund		Aggressive Growth Allocation Strategy		Conservative Allocation Strategy
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$4,108,644	$17,100,890	$5,882	$68,764	$358,529	$903,432
Net Realized Gain (Loss)	180,160,389	90,229,132	377,649	2,781,951	(24,068)	2,181,193
Net Change in Unrealized Appreciation (Depreciation)	(266,163,376)	(61,974,776)	(1,036,233)	(1,638,362)	(2,938,897)	508,047

Change in Net Assets from Operations	(81,894,343)	45,355,246	(652,702)	1,212,353	(2,604,436)	3,592,672

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(11,480,111)	—	(161,145)	—	(762,134)
A Shares	—	(916,870)	—	(86,990)	—	(339,565)
C Shares	—	(96,253)	—	(10,001)	—	(266,817)
Net Realized Gains:
I Shares	—	(208,085,068)	—	(1,301,686)	—	(674,179)
A Shares	—	(26,472,803)	—	(763,286)	—	(341,200)
C Shares	—	(5,818,147)	—	(116,340)	—	(388,227)

Total Dividends and Distributions	—	(252,869,252)	—	(2,439,448)	—	(2,772,122)

Change in Net Assets from Capital Transactions	(222,237,630)	(239,450,919)	(1,451,328)	(7,913,651)	1,353,357	4,702,957

Change in Net Assets	(304,131,973)	(446,964,925)	(2,104,030)	(9,140,746)	(1,251,079)	5,523,507

Net Assets:
Beginning of Period	1,314,714,928	1,761,679,853	10,428,837	19,569,583	66,798,504	61,274,997

End of Period	$1,010,582,955	$1,314,714,928	$8,324,807	$10,428,837	$65,547,425	$66,798,504

Accumulated Net Investment Income (Loss), End of Period	$10,208,006	$6,099,362	$1,684	$(4,198)	$525,612	$167,083

See Notes to Financial Statements.

26

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

RIDGEWORTH FUNDS    For the Periods Indicated

	Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$130,660	$471,673	$436,731	$1,428,147
Net Realized Gain	414,398	5,182,845	1,336,901	9,725,324
Net Change in Unrealized Depreciation	(4,524,285)	(920,555)	(7,582,303)	(2,565,429)

Change in Net Assets from Operations	(3,979,227)	4,733,963	(5,808,671)	8,588,042

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(1,049,547)	—	(2,171,028)
A Shares	—	(165,023)	—	(373,163)
C Shares	—	(42,123)	—	(212,350)
Net Realized Gains:
I Shares	—	(2,308,978)	—	(4,896,911)
A Shares	—	(399,136)	—	(894,369)
C Shares	—	(138,486)	—	(701,661)

Total Dividends and Distributions	—	(4,103,293)	—	(9,249,482)

Change in Net Assets from Capital Transactions	(4,975,715)	(986,685)	(15,645,449)	(17,731,499)

Change in Net Assets	(8,954,942)	(356,015)	(21,454,120)	(18,392,939)

Net Assets:
Beginning of Period	65,285,266	65,641,281	125,826,018	144,218,957

End of Period	$56,330,324	$65,285,266	$104,371,898	$125,826,018

Accumulated Net Investment Income, End of Period	$156,615	$25,955	$623,718	$186,987

See Notes to Financial Statements.

27

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Aggressive Growth Stock Fund
I Shares
Period Ended September 30, 2015^	$21.49	$(0.14)	$(0.26)	$(0.40)	$—	$—	$—	$—	$21.09	$19,627	(1.81)%	1.31%	1.36%	(1.21)%	39%
Year Ended March 31, 2015	21.20	(0.26)	1.21	0.95	—	—	(0.66)	(0.66)	21.49	24,321	4.61	1.31	1.34	(1.20)	42
Year Ended March 31, 2014	15.60	(0.22)	7.01	6.79	—	—	(1.19)	(1.19)	21.20	39,495	43.70	1.29	1.37	(1.08)	49
Year Ended March 31, 2013	15.94	(0.14)	0.42	0.28	—	—	(0.62)	(0.62)	15.60	15,840	1.84	1.20	1.21	(0.98)	24
Year Ended March 31, 2012	16.45	(0.15)	(0.36)	(0.51)	—	—	—	—	15.94	88,132	(3.16)	1.22	1.22	(0.98)	30
Year Ended March 31, 2011	12.86	(0.12)	3.71	3.59	—	—	—	—	16.45	134,643	27.99	1.19	1.19	(0.89)	53
A Shares
Period Ended September 30, 2015^	20.76	(0.15)	(0.25)	(0.40)	—	—	—	—	20.36	10,953	(1.93)	1.44	1.44	(1.34)	39
Year Ended March 31, 2015	20.53	(0.28)	1.17	0.89	—	—	(0.66)	(0.66)	20.76	10,535	4.47	1.45	1.45	(1.34)	42
Year Ended March 31, 2014	15.16	(0.24)	6.80	6.56	—	—	(1.19)	(1.19)	20.53	19,950	43.45	1.40	1.40	(1.18)	49
Year Ended March 31, 2013	15.54	(0.18)	0.42	0.24	—	—	(0.62)	(0.62)	15.16	3,580	1.63	1.49	1.53	(1.24)	24
Year Ended March 31, 2012	16.10	(0.18)	(0.38)	(0.56)	—	—	—	—	15.54	3,803	(3.48)	1.53	1.53	(1.28)	30
Year Ended March 31, 2011	12.62	(0.16)	3.64	3.48	—	—	—	—	16.10	3,519	27.58	1.49	1.49	(1.19)	53

International Equity Fund
I Shares
Period Ended September 30, 2015^	10.45	0.11	(0.83)	(0.72)	(0.07)	—	—	(0.07)	9.66	9,335	(6.93)	1.35	1.46	2.12	109
Year Ended March 31, 2015	12.45	0.25	(0.90)	(0.65)	(0.23)	—	(1.12)	(1.35)	10.45	19,023	(4.59)	1.37	1.48	2.15	41
Year Ended March 31, 2014	11.64	0.55	1.65	2.20	(1.17)	—	(0.22)	(1.39)	12.45	26,932	19.52	1.20	1.20	4.55 (e)	43
Year Ended March 31, 2013	10.74	0.22	0.89	1.11	(0.21)	—	—	(0.21)	11.64	272,552	10.38	1.12	1.12	2.02	52
Year Ended March 31, 2012	11.62	0.25	(0.90)	(0.65)	(0.23)	—	—	(0.23)	10.74	261,561	(5.24)	1.29	1.29	2.33	78
Year Ended March 31, 2011	10.71	0.16	1.02	1.18	(0.27)	—	—	(0.27)	11.62	252,253	11.29	1.27	1.27	1.49	80
A Shares
Period Ended September 30, 2015^	10.34	0.09	(0.82)	(0.73)	(0.06)	—	—	(0.06)	9.55	3,716	(6.96)	1.54	1.64	1.77	109
Year Ended March 31, 2015	12.35	0.20	(0.87)	(0.67)	(0.22)	—	(1.12)	(1.34)	10.34	4,123	(4.87)	1.57	1.66	1.79	41
Year Ended March 31, 2014	11.51	0.20	2.00	2.20	(1.14)	—	(0.22)	(1.36)	12.35	4,802	19.72	1.47	1.47	1.66	43
Year Ended March 31, 2013	10.63	0.18	0.87	1.05	(0.17)	—	—	(0.17)	11.51	4,565	9.95	1.45	1.45	1.73	52
Year Ended March 31, 2012	11.49	0.21	(0.87)	(0.66)	(0.20)	—	—	(0.20)	10.63	5,500	(5.48)	1.59	1.59	2.02	78
Year Ended March 31, 2011	10.59	0.13	1.01	1.14	(0.24)	—	—	(0.24)	11.49	7,227	10.98	1.57	1.57	1.24	80
IS Shares(f)
Period Ended September 30, 2015^	9.85	— (g)	(0.19)	(0.19)	—	—	—	—	9.66	9,221	(1.93)	1.10	1.42	(0.23)	109

Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2015^	10.32	(0.01)	(0.47)	(0.48)	—	—	—	—	9.84	112,866	(4.65)	0.97	1.23	(0.16)	7
Year Ended March 31, 2015	9.70	—	1.40	1.40	—	—	(0.78)	(0.78)	10.32	127,236	15.03	0.94	1.17	(0.04)	13
Year Ended March 31, 2014	8.31	0.01	2.24	2.25	—	—	(0.86)	(0.86)	9.70	188,294	27.35	0.92	1.09	0.07	21
Year Ended March 31, 2013	12.95	0.03	0.24	0.27	(0.01)	—	(4.90)	(4.91)	8.31	167,887	3.64	0.94	0.94	0.23	40
Year Ended March 31, 2012	11.55	(0.02)	1.42	1.40	—	—	—	—	12.95	261,090	12.12	1.07	1.07	(0.17)	19
Year Ended March 31, 2011	9.59	0.01	1.95	1.96	— (g)	—	—	—	11.55	406,017	20.48	1.04	1.06	0.06	30

See Notes to Financial Highlights and Notes to Financial Statements.

28

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
A Shares
Period Ended September 30, 2015^	$8.75	$(0.02)	$(0.40)	$(0.42)	$—	$—	$—	$—	$8.33	$60,761	(4.80)%	1.18%	1.20%	(0.37)%	7%
Year Ended March 31, 2015	8.35	(0.02)	1.20	1.18	—	—	(0.78)	(0.78)	8.75	65,953	14.83	1.18	1.19	(0.26)	13
Year Ended March 31, 2014	7.27	(0.02)	1.96	1.94	—	—	(0.86)	(0.86)	8.35	64,288	26.99	1.19	1.20	(0.20)	21
Year Ended March 31, 2013	11.96	— (g)	0.21	0.21	—	—	(4.90)	(4.90)	7.27	56,511	3.43	1.20	1.20	(0.01)	40
Year Ended March 31, 2012	10.70	(0.05)	1.31	1.26	—	—	—	—	11.96	45,854	11.78	1.37	1.37	(0.45)	19
Year Ended March 31, 2011	8.91	(0.02)	1.81	1.79	—	—	—	—	10.70	46,358	20.09	1.34	1.36	(0.24)	30
C Shares
Period Ended September 30, 2015^	6.38	(0.03)	(0.30)	(0.33)	—	—	—	—	6.05	42,225	(5.17)	1.86	1.88	(1.05)	7
Year Ended March 31, 2015	6.32	(0.06)	0.90	0.84	—	—	(0.78)	(0.78)	6.38	46,678	14.20	1.86	1.87	(0.90)	13
Year Ended March 31, 2014	5.71	(0.06)	1.53	1.47	—	—	(0.86)	(0.86)	6.32	34,249	26.09	1.88	1.88	(0.90)	21
Year Ended March 31, 2013	10.52	(0.06)	0.15	0.09	—	—	(4.90)	(4.90)	5.71	31,625	2.69	1.89	1.89	(0.70)	40
Year Ended March 31, 2012	9.48	(0.11)	1.15	1.04	—	—	—	—	10.52	17,363	10.97	2.07	2.07	(1.15)	19
Year Ended March 31, 2011	7.94	(0.08)	1.62	1.54	—	—	—	—	9.48	17,680	19.40	2.04	2.06	(0.94)	30
IS Shares(h)
Period Ended September 30, 2015^	10.33	— (g)	(0.47)	(0.47)	—	—	—	—	9.86	44,407	(4.55)	0.86	0.88	(0.05)	7
Period Ended March 31, 2015	9.97	0.01	1.13	1.14	—	—	(0.78)	(0.78)	10.33	52,967	12.02	0.85	0.87	0.16	13

Large Cap Value Equity Fund
I Shares
Period Ended September 30, 2015^	16.60	0.12	(1.60)	(1.48)	—	—	—	—	15.12	1,555,823	(8.92)	0.97	1.09	1.49	37
Year Ended March 31, 2015	17.02	0.23	0.99	1.22	(0.23)	—	(1.41)	(1.64)	16.60	1,927,039	7.25	0.95	1.07	1.33	73
Year Ended March 31, 2014	15.76	0.24	3.29	3.53	(0.23)	—	(2.04)	(2.27)	17.02	1,799,158	22.94	0.91	1.06	1.42	81
Year Ended March 31, 2013	13.77	0.24	1.97	2.21	(0.22)	—	—	(0.22)	15.76	1,442,154	16.24	0.89	0.89	1.74	78
Year Ended March 31, 2012	13.47	0.22	0.28	0.50	(0.20)	—	—	(0.20)	13.77	1,985,434	3.92	0.82	0.82	1.74	110
Year Ended March 31, 2011	11.71	0.18	1.75	1.93	(0.17)	—	—	(0.17)	13.47	1,348,969	16.69	0.83	0.83	1.48	134
A Shares
Period Ended September 30, 2015^	16.48	0.10	(1.60)	(1.50)	—	—	—	—	14.98	368,384	(9.04)	1.27	1.35	1.18	37
Year Ended March 31, 2015	16.90	0.18	0.99	1.17	(0.18)	—	(1.41)	(1.59)	16.48	461,642	6.98	1.25	1.36	1.03	73
Year Ended March 31, 2014	15.67	0.19	3.27	3.46	(0.19)	—	(2.04)	(2.23)	16.90	379,768	22.60	1.19	1.37	1.13	81
Year Ended March 31, 2013	13.70	0.21	1.95	2.16	(0.19)	—	—	(0.19)	15.67	287,957	15.93	1.16	1.26	1.48	78
Year Ended March 31, 2012	13.41	0.19	0.27	0.46	(0.17)	—	—	(0.17)	13.70	233,782	3.58	1.12	1.12	1.50	110
Year Ended March 31, 2011	11.66	0.15	1.74	1.89	(0.14)	—	—	(0.14)	13.41	80,048	16.37	1.13	1.13	1.20	134
C Shares
Period Ended September 30, 2015^	16.15	0.06	(1.56)	(1.50)	—	—	—	—	14.65	18,386	(9.29)	1.72	1.72	0.74	37
Year Ended March 31, 2015	16.59	0.10	0.97	1.07	(0.10)	—	(1.41)	(1.51)	16.15	21,207	6.50	1.71	1.71	0.57	73
Year Ended March 31, 2014	15.42	0.10	3.22	3.32	(0.11)	—	(2.04)	(2.15)	16.59	20,239	21.98	1.71	1.71	0.62	81
Year Ended March 31, 2013	13.50	0.12	1.92	2.04	(0.12)	—	—	(0.12)	15.42	16,394	15.25	1.75	1.75	0.89	78
Year Ended March 31, 2012	13.21	0.08	0.29	0.37	(0.08)	—	—	(0.08)	13.50	17,027	2.86	1.82	1.82	0.68	110
Year Ended March 31, 2011	11.49	0.06	1.72	1.78	(0.06)	—	—	(0.06)	13.21	18,686	15.53	1.83	1.83	0.48	134

See Notes to Financial Highlights and Notes to Financial Statements.

29

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
IS Shares(h)
Period Ended September 30, 2015^	$16.66	$0.14	$(1.61)	$(1.47)	$—	$—	$—	$—	$15.19	$100,743	(8.82)%	0.72%	0.72%	1.77%	37%
Period Ended March 31, 2015	17.54	0.19	0.54	0.73	(0.20)	—	(1.41)	(1.61)	16.66	37,570	4.26	0.71	0.71	1.65	73

Mid-Cap Value Equity Fund
I Shares
Period Ended September 30, 2015^	13.74	0.07	(1.67)	(1.60)	—	—	—	—	12.14	3,023,785	(11.64)	1.11	1.11	1.07	53
Year Ended March 31, 2015	14.09	0.13	0.93	1.06	(0.12)	—	(1.29)	(1.41)	13.74	3,552,288	7.76	1.10	1.10	0.92	94
Year Ended March 31, 2014	13.06	0.14	2.64	2.78	(0.12)	—	(1.63)	(1.75)	14.09	3,159,585	22.03	1.09	1.10	1.02	108
Year Ended March 31, 2013	11.07	0.16	2.00	2.16	(0.14)	—	(0.03)	(0.17)	13.06	2,168,210	19.73	1.08	1.08	1.44	123
Year Ended March 31, 2012	12.70	0.17	(0.66)	(0.49)	(0.17)	—	(0.97)	(1.14)	11.07	1,679,244	(2.33)	1.04	1.04	1.56	182
Year Ended March 31, 2011	11.17	0.10	2.26	2.36	(0.09)	—	(0.74)	(0.83)	12.70	1,710,610	21.89	1.04	1.04	0.91	170
A Shares
Period Ended September 30, 2015^	13.60	0.05	(1.66)	(1.61)	—	—	—	—	11.99	450,533	(11.84)	1.40	1.43	0.77	53
Year Ended March 31, 2015	13.96	0.09	0.92	1.01	(0.08)	—	(1.29)	(1.37)	13.60	590,327	7.45	1.38	1.41	0.64	94
Year Ended March 31, 2014	12.96	0.10	2.62	2.72	(0.09)	—	(1.63)	(1.72)	13.96	611,880	21.68	1.35	1.40	0.76	108
Year Ended March 31, 2013	10.99	0.13	1.98	2.11	(0.11)	—	(0.03)	(0.14)	12.96	490,381	19.43	1.34	1.38	1.17	123
Year Ended March 31, 2012	12.62	0.15	(0.67)	(0.52)	(0.14)	—	(0.97)	(1.11)	10.99	433,674	(2.63)	1.34	1.34	1.40	182
Year Ended March 31, 2011	11.11	0.08	2.24	2.32	(0.07)	—	(0.74)	(0.81)	12.62	252,165	21.55	1.35	1.35	0.70	170
C Shares
Period Ended September 30, 2015^	13.34	0.03	(1.63)	(1.60)	—	—	—	—	11.74	74,062	(11.99)	1.77	1.77	0.42	53
Year Ended March 31, 2015	13.72	0.04	0.90	0.94	(0.03)	—	(1.29)	(1.32)	13.34	87,115	7.06	1.75	1.75	0.28	94
Year Ended March 31, 2014	12.77	0.05	2.58	2.63	(0.05)	—	(1.63)	(1.68)	13.72	81,961	21.26	1.76	1.76	0.36	108
Year Ended March 31, 2013	10.85	0.07	1.95	2.02	(0.07)	—	(0.03)	(0.10)	12.77	53,893	18.75	1.86	1.86	0.65	123
Year Ended March 31, 2012	12.48	0.07	(0.66)	(0.59)	(0.07)	—	(0.97)	(1.04)	10.85	42,272	(3.32)	2.04	2.04	0.65	182
Year Ended March 31, 2011	11.02	—	2.21	2.21	(0.01)	—	(0.74)	(0.75)	12.48	24,496	20.71	2.04	2.04	(0.04)	170
IS Shares(h)
Period Ended September 30, 2015^	13.76	0.11	(1.70)	(1.59)	—	—	—	—	12.17	110,323	(11.56)	0.79	0.79	1.59	53
Period Ended March 31, 2015	14.28	0.13	0.77	0.90	(0.13)	—	(1.29)	(1.42)	13.76	23,398	6.54	0.75	0.75	1.39	94

Small Cap Growth Stock Fund
I Shares
Period Ended September 30, 2015^	14.83	(0.06)	(1.34)	(1.40)	—	—	—	—	13.43	42,499	(9.38)	1.30	1.37	(0.82)	45
Year Ended March 31, 2015	16.82	(0.14)	0.65	0.51	—	—	(2.50)	(2.50)	14.83	126,223	4.31 (i)	1.28	1.34	(0.92)	31
Year Ended March 31, 2014	15.66	(0.16)	4.23	4.07	—	—	(2.91)	(2.91)	16.82	170,409	25.98	1.26	1.31	(0.91)	90
Year Ended March 31, 2013	17.21	(0.08)	2.19	2.11	—	—	(3.66)	(3.66)	15.66	152,674	14.20	1.21	1.21	(0.50)	50
Year Ended March 31, 2012	17.17	(0.10)	0.14 (j)	0.04	—	—	—	—	17.21	267,694	0.23	1.23	1.23	(0.62)	71
Year Ended March 31, 2011	13.32	(0.11)	3.96	3.85	—	—	—	—	17.17	408,399	28.90	1.23	1.23	(0.81)	112

See Notes to Financial Highlights and Notes to Financial Statements.

30

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
A Shares
Period Ended September 30, 2015^	$13.23	$(0.06)	$(1.19)		$(1.25)	$—	$—	$—	$—	$11.98	$7,785	(9.45)%	1.35%	1.35%	(0.87)%	45%
Year Ended March 31, 2015	15.30	(0.13)	0.56		0.43	—	—	(2.50)	(2.50)	13.23	9,889	4.21	1.32	1.32	(0.96)	31
Year Ended March 31, 2014	14.46	(0.15)	3.90		3.75	—	—	(2.91)	(2.91)	15.30	10,880	25.92	1.29	1.29	(0.94)	90
Year Ended March 31, 2013	16.18	(0.11)	2.05		1.94	—	—	(3.66)	(3.66)	14.46	10,226	14.07	1.37	1.37	(0.69)	50
Year Ended March 31, 2012	16.19	(0.14)	0.13	(j)	(0.01)	—	—	—	—	16.18	10,032	(0.06)	1.54	1.54	(0.91)	71
Year Ended March 31, 2011	12.59	(0.15)	3.75		3.60	—	—	—	—	16.19	12,235	28.59	1.53	1.53	(1.11)	112
C Shares
Period Ended September 30, 2015^	9.53	(0.07)	(0.85)		(0.92)	—	—	—	—	8.61	5,363	(9.65)	2.00	2.00	(1.51)	45
Year Ended March 31, 2015	11.82	(0.17)	0.38		0.21	—	—	(2.50)	(2.50)	9.53	6,397	3.55	1.96	1.96	(1.60)	31
Year Ended March 31, 2014	11.77	(0.20)	3.16		2.96	—	—	(2.91)	(2.91)	11.82	7,255	25.10	1.94	1.94	(1.59)	90
Year Ended March 31, 2013	13.91	(0.18)	1.70		1.52	—	—	(3.66)	(3.66)	11.77	6,757	13.30	2.05	2.05	(1.39)	50
Year Ended March 31, 2012	14.01	(0.21)	0.11	(j)	(0.10)	—	—	—	—	13.91	8,129	(0.71)	2.24	2.24	(1.61)	71
Year Ended March 31, 2011	10.98	(0.21)	3.24		3.03	—	—	—	—	14.01	9,636	27.60	2.23	2.23	(1.81)	112
IS Shares(h)
Period Ended September 30, 2015^	14.85	(0.04)	(1.33)		(1.37)	—	—	—	—	13.48	4,952	(9.23)	1.00	1.00	(0.51)	45
Period Ended March 31, 2015	15.61	(0.06)	1.80		1.74	—	—	(2.50)	(2.50)	14.85	6,235	12.53	0.96	0.96	(0.56)	31

Small Cap Value Equity Fund
I Shares
Period Ended September 30, 2015^	15.59	0.06	(1.20)		(1.14)	—	—	—	—	14.45	847,170	(7.31)	1.22	1.22	0.74	25
Year Ended March 31, 2015	17.95	0.20	0.38		0.58	(0.15)	—	(2.79)	(2.94)	15.59	1,118,190	4.07	1.21	1.21	1.16	10
Year Ended March 31, 2014	15.45	0.17	3.11		3.28	(0.14)	—	(0.64)	(0.78)	17.95	1,528,174	21.34	1.22	1.22	1.01	37
Year Ended March 31, 2013	13.80	0.20	2.08		2.28	(0.23)	—	(0.40)	(0.63)	15.45	1,408,597	17.07	1.20	1.20	1.44	27
Year Ended March 31, 2012	14.54	0.12	(0.07	)(j)	0.05	(0.12)	—	(0.67)	(0.79)	13.80	1,169,093	1.15	1.20	1.20	0.92	46
Year Ended March 31, 2011	11.76	0.10	2.79		2.89	(0.11)	—	—	(0.11)	14.54	1,002,005	24.68	1.21	1.21	0.82	72
A Shares
Period Ended September 30, 2015^	15.25	0.03	(1.17)		(1.14)	—	—	—	—	14.11	133,688	(7.48)	1.55	1.55	0.45	25
Year Ended March 31, 2015	17.61	0.15	0.38		0.53	(0.10)	—	(2.79)	(2.89)	15.25	162,732	3.79	1.52	1.52	0.89	10
Year Ended March 31, 2014	15.19	0.12	3.05		3.17	(0.11)	—	(0.64)	(0.75)	17.61	195,098	20.96	1.50	1.50	0.73	37
Year Ended March 31, 2013	13.58	0.15	2.05		2.20	(0.19)	—	(0.40)	(0.59)	15.19	181,308	16.77	1.50	1.50	1.14	27
Year Ended March 31, 2012	14.33	0.08	(0.08	)(j)	—	(0.08)	—	(0.67)	(0.75)	13.58	169,100	0.81	1.50	1.50	0.63	46
Year Ended March 31, 2011	11.59	0.06	2.75		2.81	(0.07)	—	—	(0.07)	14.33	103,365	24.38	1.52	1.52	0.48	72
C Shares
Period Ended September 30, 2015^	14.31	0.01	(1.10)		(1.09)	—	—	—	—	13.22	29,725	(7.62)	1.91	1.91	0.10	25
Year Ended March 31, 2015	16.71	0.08	0.36		0.44	(0.05)	—	(2.79)	(2.84)	14.31	33,793	3.42	1.88	1.88	0.54	10
Year Ended March 31, 2014	14.47	0.06	2.90		2.96	(0.08)	—	(0.64)	(0.72)	16.71	38,408	20.53	1.87	1.87	0.36	37
Year Ended March 31, 2013	12.98	0.08	1.95		2.03	(0.14)	—	(0.40)	(0.54)	14.47	36,015	16.17	1.99	1.99	0.65	27
Year Ended March 31, 2012	13.76	(0.01)	(0.08	)(j)	(0.09)	(0.02)	—	(0.67)	(0.69)	12.98	38,107	0.12	2.20	2.20	(0.08)	46
Year Ended March 31, 2011	11.15	(0.02)	2.64		2.62	(0.01)	—	—	(0.01)	13.76	32,074	23.51	2.21	2.21	(0.18)	72

See Notes to Financial Highlights and Notes to Financial Statements.

31

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Aggressive Growth Allocation Strategy(k)
I Shares
Period Ended September 30, 2015^	$7.97	$0.01	$(0.60)	$(0.59)	$—	$—	$—	$—	$7.38	$3,931	(7.40)%	0.50%	1.50%	0.27%	16%
Year Ended March 31, 2015	8.98	0.04	0.62	0.66	(0.18)	—	(1.49)	(1.67)	7.97	4,920	7.79	0.50	1.12	0.46	36
Year Ended March 31, 2014	8.95	0.09	1.50	1.59	(0.29)	—	(1.27)	(1.56)	8.98	14,143	18.41	0.50	0.94	0.99	12
Year Ended March 31, 2013	8.50	0.06	0.48	0.54	(0.09)	—	—	(0.09)	8.95	18,577	6.45	0.40	0.81	0.77	35
Year Ended March 31, 2012	8.57	0.08	(0.02)	0.06	(0.13)	—	—	(0.13)	8.50	18,993	0.89	0.20	0.45	0.98	55
Year Ended March 31, 2011	7.43	0.05	1.18	1.23	(0.09)	—	—	(0.09)	8.57	22,524	16.73	0.20	0.52	0.71	19
A Shares
Period Ended September 30, 2015^	7.87	— (g)	(0.58)	(0.58)	—	—	—	—	7.29	3,727	(7.37)	0.70	1.51	0.06	16
Year Ended March 31, 2015	8.89	0.04	0.60	0.64	(0.17)	—	(1.49)	(1.66)	7.87	4,815	7.56	0.70	1.12	0.46	36
Year Ended March 31, 2014	8.88	0.09	1.46	1.55	(0.27)	—	(1.27)	(1.54)	8.89	4,752	18.11	0.70	0.95	0.95	12
Year Ended March 31, 2013	8.43	0.04	0.49	0.53	(0.08)	—	—	(0.08)	8.88	4,110	6.30	0.63	0.90	0.51	35
Year Ended March 31, 2012	8.52	0.05	(0.03)	0.02	(0.11)	—	—	(0.11)	8.43	4,982	0.42	0.50	0.75	0.61	55
Year Ended March 31, 2011	7.38	0.04	1.17	1.21	(0.07)	—	—	(0.07)	8.52	4,655	16.48	0.50	0.84	0.51	19
C Shares
Period Ended September 30, 2015^	7.61	(0.02)	(0.56)	(0.58)	—	—	—	—	7.03	666	(7.62)	1.30	2.13	(0.54)	16
Year Ended March 31, 2015	8.66	(0.01)	0.58	0.57	(0.13)	—	(1.49)	(1.62)	7.61	694	6.89	1.30	1.73	(0.16)	36
Year Ended March 31, 2014	8.69	0.03	1.44	1.47	(0.23)	—	(1.27)	(1.50)	8.66	675	17.50	1.30	1.56	0.31	12
Year Ended March 31, 2013	8.28	(0.01)	0.46	0.45	(0.04)	—	—	(0.04)	8.69	704	5.47	1.27	1.56	(0.10)	35
Year Ended March 31, 2012	8.39	(0.01)	(0.02)	(0.03)	(0.08)	—	—	(0.08)	8.28	811	(0.21)	1.20	1.45	(0.12)	55
Year Ended March 31, 2011	7.30	(0.02)	1.16	1.14	(0.05)	—	—	(0.05)	8.39	1,059	15.70	1.20	1.52	(0.33)	19

Conservative Allocation Strategy(k)
I Shares
Period Ended September 30, 2015^	12.76	0.09	(0.56)	(0.47)	—	—	—	—	12.29	32,063	(3.68)	0.30	0.43	1.42	10
Year Ended March 31, 2015	12.60	0.23	0.53	0.76	(0.32)	—	(0.28)	(0.60)	12.76	32,606	6.17 (i)	0.30	0.45	1.77	17
Year Ended March 31, 2014	12.54	0.24	0.68	0.92	(0.34)	—	(0.52)	(0.86)	12.60	28,894	7.48 (i)	0.30	0.38	1.88	24
Year Ended March 31, 2013	12.27	0.21	0.46	0.67	(0.27)	—	(0.13)	(0.40)	12.54	27,387	5.55	0.27	0.39	1.72	40
Year Ended March 31, 2012	12.07	0.27	0.38	0.65	(0.34)	—	(0.11)	(0.45)	12.27	21,585	5.61	0.20	0.40	2.24	28
Year Ended March 31, 2011	11.51	0.28	0.75	1.03	(0.46)	—	(0.01)	(0.47)	12.07	12,897	9.15	0.20	0.66	2.41	28
A Shares
Period Ended September 30, 2015^	12.75	0.07	(0.56)	(0.49)	—	—	—	—	12.26	14,816	(3.84)	0.60	0.66	1.12	10
Year Ended March 31, 2015	12.59	0.19	0.53	0.72	(0.28)	—	(0.28)	(0.56)	12.75	15,991	5.86	0.60	0.67	1.47	17
Year Ended March 31, 2014	12.53	0.20	0.67	0.87	(0.29)	—	(0.52)	(0.81)	12.59	15,271	7.14	0.60	0.66	1.57	24
Year Ended March 31, 2013	12.26	0.17	0.47	0.64	(0.24)	—	(0.13)	(0.37)	12.53	16,940	5.29	0.56	0.68	1.37	40
Year Ended March 31, 2012	12.06	0.22	0.39	0.61	(0.30)	—	(0.11)	(0.41)	12.26	24,322	5.32	0.50	0.70	1.83	28
Year Ended March 31, 2011	11.51	0.28	0.71	0.99	(0.43)	—	(0.01)	(0.44)	12.06	8,371	8.73	0.50	0.96	2.35	28
C Shares
Period Ended September 30, 2015^	12.61	0.03	(0.56)	(0.53)	—	—	—	—	12.08	18,668	(4.20)	1.30	1.32	0.42	10
Year Ended March 31, 2015	12.46	0.10	0.53	0.63	(0.20)	—	(0.28)	(0.48)	12.61	18,201	5.11 (i)	1.30	1.33	0.76	17
Year Ended March 31, 2014	12.42	0.11	0.67	0.78	(0.22)	—	(0.52)	(0.74)	12.46	17,110	6.38 (i)	1.30	1.32	0.89	24
Year Ended March 31, 2013	12.18	0.09	0.47	0.56	(0.19)	—	(0.13)	(0.32)	12.42	15,410	4.58	1.27	1.35	0.73	40
Year Ended March 31, 2012	11.99	0.15	0.38	0.53	(0.23)	—	(0.11)	(0.34)	12.18	12,447	4.56	1.20	1.40	1.27	28
Year Ended March 31, 2011	11.44	0.17	0.74	0.91	(0.35)	—	(0.01)	(0.36)	11.99	7,305	8.07	1.20	1.65	1.47	28

See Notes to Financial Highlights and Notes to Financial Statements.

32

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Growth Allocation Strategy(k)
I Shares
Period Ended September 30, 2015^	$11.46	$0.03		$(0.79)	$(0.76)	$—	$—	$—	$—	$10.70	$46,086	(6.63)%	0.50%	0.68%	0.48%	10%
Year Ended March 31, 2015	11.38	0.09		0.75	0.84	(0.24)	—	(0.52)	(0.76)	11.46	53,293	7.54	0.50	0.69	0.78	23
Year Ended March 31, 2014	11.28	0.14		1.61	1.75	(0.35)	—	(1.30)	(1.65)	11.38	53,043	15.96	0.50	0.67	1.16	14
Year Ended March 31, 2013	10.64	0.11		0.68	0.79	(0.15)	—	—	(0.15)	11.28	55,222	7.52	0.40	0.55	1.04	20
Year Ended March 31, 2012	10.56	0.15		0.15	0.30	(0.22)	—	—	(0.22)	10.64	57,078	3.06	0.20	0.26	1.53	49
Year Ended March 31, 2011	9.52	0.14		1.13	1.27	(0.23)	—	—	(0.23)	10.56	55,332	13.58	0.20	0.31	1.44	25
A Shares
Period Ended September 30, 2015^	11.41	0.02		(0.79)	(0.77)	—	—	—	—	10.64	7,539	(6.75)	0.68	0.68	0.30	10
Year Ended March 31, 2015	11.33	0.07		0.75	0.82	(0.22)	—	(0.52)	(0.74)	11.41	8,801	7.38	0.68	0.68	0.63	23
Year Ended March 31, 2014	11.23	0.12		1.61	1.73	(0.33)	—	(1.30)	(1.63)	11.33	9,609	15.84	0.67	0.67	1.06	14
Year Ended March 31, 2013	10.61	0.09		0.66	0.75	(0.13)	—	—	(0.13)	11.23	8,975	7.16	0.61	0.64	0.84	20
Year Ended March 31, 2012	10.53	0.12		0.15	0.27	(0.19)	—	—	(0.19)	10.61	11,092	2.76	0.50	0.56	1.22	49
Year Ended March 31, 2011	9.48	0.13		1.12	1.25	(0.20)	—	—	(0.20)	10.53	10,934	13.35	0.50	0.61	1.35	25
C Shares
Period Ended September 30, 2015^	11.18	(0.02)		(0.76)	(0.78)	—	—	—	—	10.40	2,706	(6.98)	1.30	1.31	(0.34)	10
Year Ended March 31, 2015	11.13	—	(g)	0.73	0.73	(0.16)	—	(0.52)	(0.68)	11.18	3,192	6.70	1.30	1.30	— (g)	23
Year Ended March 31, 2014	11.08	0.06		1.56	1.62	(0.27)	—	(1.30)	(1.57)	11.13	2,989	15.05	1.28	1.28	0.49	14
Year Ended March 31, 2013	10.48	0.02		0.66	0.68	(0.08)	—	—	(0.08)	11.08	2,602	6.55	1.25	1.28	0.22	20
Year Ended March 31, 2012	10.41	0.05		0.15	0.20	(0.13)	—	—	(0.13)	10.48	2,793	2.03	1.20	1.26	0.50	49
Year Ended March 31, 2011	9.38	0.04		1.12	1.16	(0.13)	—	—	(0.13)	10.41	3,063	12.50	1.20	1.31	0.43	25

Moderate Allocation Strategy(k)
I Shares
Period Ended September 30, 2015^	11.07	0.05		(0.63)	(0.58)	—	—	—	—	10.49	79,483	(5.24)	0.50	0.54	0.85	9
Year Ended March 31, 2015	11.18	0.13		0.61	0.74	(0.26)	—	(0.59)	(0.85)	11.07	94,978	6.77	0.50	0.52	1.18	18
Year Ended March 31, 2014	11.11	0.16		1.09	1.25	(0.31)	—	(0.87)	(1.18)	11.18	109,457	11.56	0.50	0.54	1.44	18
Year Ended March 31, 2013	10.77	0.15		0.54	0.69	(0.18)	—	(0.17)	(0.35)	11.11	139,912	6.60	0.40	0.43	1.37	29
Year Ended March 31, 2012	10.60	0.20		0.27	0.47	(0.28)	—	(0.02)	(0.30)	10.77	133,382	4.63	0.20	0.22	1.96	38
Year Ended March 31, 2011	9.84	0.20		0.90	1.10	(0.34)	—	—	(0.34)	10.60	122,804	11.45	0.20	0.23	2.00	33
A Shares
Period Ended September 30, 2015^	11.04	0.04		(0.63)	(0.59)	—	—	—	—	10.45	12,644	(5.34)	0.70	0.71	0.64	9
Year Ended March 31, 2015	11.15	0.11		0.62	0.73	(0.25)	—	(0.59)	(0.84)	11.04	17,295	6.65	0.67	0.67	1.00	18
Year Ended March 31, 2014	11.08	0.15		1.09	1.24	(0.30)	—	(0.87)	(1.17)	11.15	20,171	11.48	0.62	0.62	1.32	18
Year Ended March 31, 2013	10.75	0.13		0.54	0.67	(0.17)	—	(0.17)	(0.34)	11.08	19,622	6.36	0.58	0.59	1.19	29
Year Ended March 31, 2012	10.58	0.18		0.26	0.44	(0.25)	—	(0.02)	(0.27)	10.75	20,366	4.33	0.50	0.52	1.70	38
Year Ended March 31, 2011	9.82	0.18		0.89	1.07	(0.31)	—	—	(0.31)	10.58	14,416	11.11	0.50	0.53	1.79	33
C Shares
Period Ended September 30, 2015^	10.95	0.01		(0.62)	(0.61)	—	—	—	—	10.34	12,245	(5.57)	1.24	1.24	0.11	9
Year Ended March 31, 2015	11.06	0.05		0.61	0.66	(0.18)	—	(0.59)	(0.77)	10.95	13,553	6.07	1.23	1.23	0.47	18
Year Ended March 31, 2014	11.00	0.08		1.08	1.16	(0.23)	—	(0.87)	(1.10)	11.06	14,591	10.81	1.21	1.21	0.73	18
Year Ended March 31, 2013	10.69	0.06		0.54	0.60	(0.12)	—	(0.17)	(0.29)	11.00	14,106	5.69	1.20	1.21	0.56	29
Year Ended March 31, 2012	10.52	0.10		0.27	0.37	(0.18)	—	(0.02)	(0.20)	10.69	15,028	3.60	1.20	1.22	0.95	38
Year Ended March 31, 2011	9.77	0.09		0.90	0.99	(0.24)	—	—	(0.24)	10.52	15,252	10.29	1.20	1.23	0.95	33

See Notes to Financial Highlights and Notes to Financial Statements.

33

NOTES TO FINANCIAL HIGHLIGHTS

^	Unaudited.

(a)	Per share data calculated using average shares outstanding method.

(b)	Total return excludes sales charge. Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Not annualized for periods less than one year.

(e)	The amount shown for the net investment income ratio does not represent the actual prorata amount allocated to the share class due to large redemptions during the year.

(f)	IS Shares commenced operations on September 1, 2015.

(g)	Rounds to less than $0.005 per share.

(h)	IS Shares commenced operations on August 1, 2014.

(i)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.

(j)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statements of Operations for the year ended March 31, 2012, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(k)	The Fund and its shareholders indirectly bear a pro rata share of the acquired fund fees and expenses incurred by the underlying investment companies in which the Fund is invested. The expense ratios do not include such acquired fund fees and expenses.

34

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, International Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (each, a “Fund” and collectively, the “Funds”), which are each a diversified series of the Trust.

The Aggressive Growth Stock Fund offers I Shares and A Shares. The International Equity Fund offers I Shares, A Shares and IS Shares. Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy offer I Shares, A Shares and C Shares. The Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Growth Stock Fund offer I Shares, A Shares, C Shares and IS Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Service Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Conservative Allocation Strategy) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Conservative Allocation Strategy A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.75%, if redeemed within two years of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I Shares or IS Shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”).

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

35

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

•	Level 2 — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include less liquid equities and certain equity securities listed or traded on foreign security exchanges which include a fair valuation adjustment factor applied to their equity prices as of the end of the period.

•	Level 3 — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in other funds including affiliated Funds (See Note 7), which are valued at their respective daily net asset values. Recognition of net investment income by the Allocation Strategies is affected by the timing of the declaration of dividends by the other funds in which the Allocation Strategies invest. Also, in addition to the Allocation Strategies’ direct expenses, shareholders bear a proportionate share of the underlying funds’ expenses. Each underlying fund’s accounting policies and investment holdings are outlined in the underlying funds’ financial statements and are available upon request.

36

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2015:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Aggressive Growth Stock Fund
Assets
Common Stocks[1]	$30,946,488	$—	$—	$30,946,488

Total Investments	30,946,488	—	—	30,946,488

International Equity Fund
Assets
Common Stocks
Australia	—	636,663	—	636,663
Bermuda	780,353	—	—	780,353
Canada	1,346,425	—	—	1,346,425
China	—	794,301	—	794,301
Denmark	1,000,674	2,414,916	—	3,415,590
France	—	648,952	—	648,952
India	467,216	—	—	467,216
Ireland	743,127	628,081	—	1,371,208
Japan	—	1,743,704	—	1,743,704
Mexico	430,303	—	—	430,303
Netherlands	1,411,705	—	—	1,411,705
South Africa	—	295,943	—	295,943
Spain	579,580	—	—	579,580
Sweden	—	689,622	—	689,622
Switzerland	897,925	1,941,580	—	2,839,505
Taiwan	1,139,901	—	—	1,139,901
United Kingdom	686,853	1,587,417	—	2,274,270

Total Common Stocks	9,484,062	11,381,179	—	20,865,241

Money Market Funds	2,045,351	—	—	2,045,351

Total Investments	11,529,413	11,381,179	—	22,910,592

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	258,480,174	—	—	258,480,174
Money Market Fund	624,345	—	—	624,345

Total Investments	259,104,519	—	—	259,104,519

Large Cap Value Equity Fund
Assets
Common Stocks[1]	1,995,444,617	—	—	1,995,444,617
Money Market Fund	37,659,062	—	—	37,659,062

Total Investments	2,033,103,679	—	—	2,033,103,679

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	3,589,970,176	—	—	3,589,970,176
Money Market Funds	151,199,129	—	—	151,199,129

Total Investments	3,741,169,305	—	—	3,741,169,305

Small Cap Growth Stock Fund
Assets
Common Stocks[1]	60,252,744	—	—	60,252,744
Money Market Funds	6,548,626	—	—	6,548,626

Total Investments	66,801,370	—	—	66,801,370

37

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level - 3 Significant Unobservable Inputs	Total
Small Cap Value Equity Fund
Assets
Common Stocks[1]	$1,005,892,700	$—	$—	$1,005,892,700
Money Market Fund	3,544,953	—	—	3,544,953

Total Investments	1,009,437,653	—	—	1,009,437,653

Aggressive Growth Allocation Strategy[2]
Assets
Equity Funds	5,744,164	—	—	5,744,164
Fixed Income Funds	905,060	—	—	905,060
Exchange Traded Funds	1,474,096	—	—	1,474,096
Money Market Fund	183,401	—	—	183,401

Total Investments	8,306,721	—	—	8,306,721

Conservative Allocation Strategy[2]
Assets
Equity Funds	17,856,424	—	—	17,856,424
Fixed Income Funds	33,568,711	—	—	33,568,711
Exchange Traded Funds	13,350,049	—	—	13,350,049
Money Market Fund	756,035	—	—	756,035

Total Investments	65,531,219	—	—	65,531,219

Growth Allocation Strategy[2]
Assets
Equity Funds	34,327,267	—	—	34,327,267
Fixed Income Funds	10,520,406	—	—	10,520,406
Exchange Traded Funds	10,945,414	—	—	10,945,414
Money Market Fund	563,520	—	—	563,520

Total Investments	56,356,607	—	—	56,356,607

Moderate Allocation Strategy[2]
Assets
Equity Funds	45,904,968	—	—	45,904,968
Fixed Income Funds	36,577,197	—	—	36,577,197
Exchange Traded Funds	20,910,747	—	—	20,910,747
Money Market Fund	1,130,587	—	—	1,130,587

Total Investments	104,523,499	—	—	104,523,499

[1]	Please see the Schedule of Portfolio Investments for Sector or Country Classification.
[2]	For additional information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of September 30, 2015, securities valued at $11,381,179 were transferred from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures for International Equity Fund. The transfers were a result of certain foreign equity securities including a fair valuation adjustment factor applied to their equity prices as of September 30, 2015.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount over the life of the securities, is recorded on the accrual basis. Domestic and foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

38

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared and paid annually to shareholders of record. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Distributions from Underlying Funds — Distributions received from underlying funds, whether in the form of cash or securities, are applied as a reduction of the investment’s cost when identified by the underlying fund as a return of capital. Once the investment’s cost is received, any further distributions are recognized as realized gains.

(e) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Funds did not hold any forward foreign currency contracts during the period ended September 30, 2015.

(g) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. The Funds did not hold any derivative instruments during the period ended September 30, 2015.

(h) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actually received.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities.

39

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Securities lending fees are netted against Income from Securities Lending on the Statements of Operations. For International Equity Fund, Mid-Cap Value Equity Fund and Small Cap Growth Stock Fund, all of the securities on loan are classified as Common Stock in each Fund’s Schedule of Investments as of September 30, 2015.

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year. The Funds record as dividend income the amount re-characterized as ordinary income and as realized gain the amount re-characterized as long-term capital gain in the Statements of Operations, and the amount re-characterized as a return of capital as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedules of Portfolio Investments. These re-characterizations are reflected in the accompanying financial statements.

(k) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of September 30, 2015, the Funds did not have any restricted securities.

(l) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risk that may be associated with the Funds.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(m) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

40

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

(n) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

(o) Line of Credit — The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which includes State Street Bank and Trust (“State Street Bank”) and Royal Bank of Canada (“RBC”), for an aggregate amount of $200,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.15% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings. Commitment fees and interest expense paid to State Street Bank and RBC pursuant to this agreement are reflected on the Statements of Operations as a component of Other Fees. Prior to the September 23, 2015 syndicated agreement, a credit agreement with State Street Bank permitted an aggregate amount of $250,000,000 under similar terms and interest rates as described above. As of September 30, 2015, only the Aggressive Growth Stock Fund had outstanding borrowings under the LOC.

The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Aggressive Growth Stock Fund	$1,845	$1,588,117	1.47%	29
Large Cap Growth Stock Fund	175	336,561	1.46	13
Large Cap Value Equity Fund	318	7,967,953	1.46	1
Small Cap Growth Stock Fund	427	2,109,930	1.48	5
Small Cap Value Equity Fund	4,645	2,006,040	1.46	58

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money–management holding company with multiple style-focused investment boutiques (“Subadvisers”). The Subadvisers for each of the Funds, other than the Allocation Strategies, which are not subadvised, are as follows: Ceredex Value Advisors LLC serves as the Subadviser for the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund; Certium Asset Management LLC served as the Subadviser for the International Equity Fund through August 31, 2015 and beginning September 1, 2015, WCM Investment Management serves as Subadviser for the International Equity Fund; Silvant Capital Management LLC serves as the Subadviser for the Large Cap Growth Stock Fund and Small Cap Growth Stock Fund; and Zevenbergen Capital Investments LLC serves as the Subadviser for the Aggressive Growth Stock Fund. Zevenbergen Capital Investments LLC is a minority-owned subsidiary of the Investment Adviser. WCM Investment Management is not affiliated with the Investment Advisor. Each of the other Subadvisers is a wholly-owned subsidiary of the Investment Adviser. The Investment Adviser pays the Subadvisers out of the investment advisory fees it receives from the Funds.

41

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2015 were as follows:

Fund	Maximum Annual Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived/Expense Reimbursed		Net Annual Fees Paid*
Aggressive Growth Stock Fund	0.85%	0.85%	(0.03)%		0.82%
International Equity Fund**	0.85	0.85	(0.12)		0.77
Large Cap Growth Stock Fund	0.70	0.70	(0.12)		0.58
Large Cap Value Equity Fund	0.70	0.65	(0.11)		0.54
Mid-Cap Value Equity Fund	0.75	0.69	(0.00	)***	0.69
Small Cap Growth Stock Fund	0.85	0.85	(0.06)		0.79
Small Cap Value Equity Fund	0.85	0.82	—		0.82
Aggressive Growth Allocation Strategy	0.10	0.10	(0.90)		—
Conservative Allocation Strategy	0.10	0.10	(0.08)		0.02
Growth Allocation Strategy	0.10	0.10	(0.15)		—
Moderate Allocation Strategy	0.10	0.10	(0.03)		0.07

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds. Amounts designated as “—” are 0%.
**	Effective September 1, 2015, the International Equity Fund’s investment advisory fee was reduced from 0.90% to 0.85%. The Maximum and Discounted Annual Advisory Fee reflects the reduced annual advisory fee for the period September 1, 2015 through September 30, 2015. For the period ended August 31, 2015, the Maximum and Discounted Annual Advisory Fee would have been 0.90%, respectively.
***	Rounds to less than 0.005%.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2016, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s total annual fund operating expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

		Contractual Expense Limitations August 1, 2015 to September 30, 2015
Fund	I Shares	A Shares	C Shares		IS Shares
Aggressive Growth Stock Fund	1.30%	1.50%	N/A	%	N/A	%
International Equity Fund*	1.25	1.50	N/A		1.10
Large Cap Growth Stock Fund*	0.97	1.25	1.95		0.90
Large Cap Value Equity Fund	0.97	1.27	1.97		0.85
Mid-Cap Value Equity Fund*	1.15	1.40	1.95		0.95
Small Cap Growth Stock Fund*	1.30	1.50	2.20		1.05
Small Cap Value Equity Fund	1.30	1.55	2.15		N/A
Aggressive Growth Allocation Strategy	0.50	0.70	1.30		N/A
Conservative Allocation Strategy	0.30	0.60	1.30		N/A
Growth Allocation Strategy	0.50	0.70	1.30		N/A
Moderate Allocation Strategy	0.50	0.70	1.30		N/A

*	For the period April 1, 2015 to July 31, 2015 the Contractual Expense Limitations were as follows:

Fund	I Shares	A Shares	C Shares		IS Shares
International Equity Fund	1.37%	1.57%	N/A	%	N/A	%
Large Cap Growth Stock Fund	0.97	1.25	1.95		0.85
Mid-Cap Value Equity Fund	1.15	1.40	2.00		0.95
Small Cap Growth Stock Fund	1.30	1.55	2.20		1.05

42

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Contractual Expense Limitations identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the contractual expense limitation in place at that time. Under certain circumstances, the Investment Advisor may choose to voluntarily waive fees. In the event that the Investment Advisor voluntarily waives any fees, these waived fees are not subject to recoupment by the Investment Advisor. During the period ended September 30, 2015, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2015, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2016	2017	2018	2019
Aggressive Growth Stock Fund	$7,685	$21,142	$10,874	$4,875
International Equity Fund	—	388	28,095	14,532
Large Cap Growth Stock Fund	373	323,087	343,363	174,726
Large Cap Value Equity Fund	275,540	3,069,235	2,844,564	1,238,836
Mid-Cap Value Equity Fund	174,546	437,950	26,241	86,332
Small Cap Growth Stock Fund	24	78,271	79,058	38,416
Small Cap Value Equity Fund	2,051	—	—	—
Aggressive Growth Allocation Strategy	87,752	84,819	88,191	43,947
Conservative Allocation Strategy	65,489	37,397	62,624	25,932
Growth Allocation Strategy	86,203	90,194	100,956	46,249
Moderate Allocation Strategy	36,646	48,002	21,110	20,124

Amounts designated as “—” are $0.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ NAVs. State Street Bank, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the administrator for the Trust pursuant to an administration agreement. State Street Bank, as the Funds’ administrator, is paid on the basis of net assets of the Funds which are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. (“BFDS”) serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement. BFDS is paid on the basis of net assets, per account fees and certain transaction costs.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of custody expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2015, the Distributor did not retain any of the front end sales charges assessed on the sale of Class A Shares. For the period ended September 30, 2015, the Distributor did not retain any commissions from contingent deferred sales charges assessed on the redemption of Class C Shares. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2015, were as follows:

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee
Aggressive Growth Stock Fund	0.30%	N/A	%
International Equity Fund	0.30	N/A

43

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee
Large Cap Growth Stock Fund	0.30%	1.00%
Large Cap Value Equity Fund	0.30	1.00
Mid-Cap Value Equity Fund	0.30	1.00
Small Cap Growth Stock Fund	0.30	1.00
Small Cap Value Equity Fund	0.30	1.00
Aggressive Growth Allocation Strategy	0.30	1.00
Conservative Allocation Strategy	0.30	1.00
Growth Allocation Strategy	0.30	1.00
Moderate Allocation Strategy	0.30	1.00

Shareholder Servicing Fees — The Funds have adopted a shareholder services fee for the I Shares and A Shares. Each of these Funds (or class thereof, as the case may be) may pay a services fee to financial institutions that provide certain services to the Funds. The services under each of these Plans may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay a fee under the Plan up to an annual rate of 0.40% (except for Conservative Allocation Strategy which may pay 0.20%) of average daily net assets of a Fund’s I Shares or A Shares.

Other Fees — The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period ended September 30, 2015, the Investment Adviser was paid $774,762 for these services. Foreside Compliance Services, LLC (“FCS”) an affiliate of the Distributor, provides an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust. Fees paid to FCS pursuant to these agreements are reflected on the Statements of Operations as a component of “Other Fees” as applicable.

Neither FCS nor any of their officers or employees who serve as an officer of the Trust, have any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FCS and the administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for committee service, paid on a per committee meeting basis. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the fiscal year ended March 31, 2015 and the period ended September 30, 2015 were as follows:

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Aggressive Growth Stock Fund

I Shares
9/30/2015	315,777	—	—	(517,076)	—	(201,299)	$7,202,652	$—	$—	$(11,361,641)	$—	$(4,158,989)
3/31/2015	771,714	—	34,372	(1,537,321)	—	(731,235)	16,986,444	—	705,664	(32,440,931)	—	(14,748,823)

A Shares
9/30/2015	456,564	—	—	(426,149)	—	30,415	10,198,240	—	—	(8,731,612)	—	1,466,628
3/31/2015	333,753	—	20,893	(818,818)	—	(464,172)	7,023,331	—	414,515	(16,744,116)	—	(9,306,270)

44

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
International Equity Fund

I Shares
9/30/2015	206,881	—	12,389	(1,073,562)	—	(854,292)	$2,162,099	$—	$119,680	$(10,573,988)	$—	$(8,292,209)
3/31/2015	273,200	—	219,862	(834,676)	—	(341,614)	3,132,311	—	2,174,438	(9,864,306)	—	(4,557,557)

A Shares
9/30/2015	25,162	—	2,380	(37,290)	—	(9,748)	265,690	—	22,753	(379,134)	—	(90,691)
3/31/2015	38,135	—	50,709	(79,055)	—	9,789	461,393	—	496,445	(868,448)	—	89,390

IS Shares*
9/30/2015	959,943	—	—	(4,838)	—	955,105	9,369,134	—	—	(46,900)	—	9,322,234

Large Cap Growth Stock Fund

I Shares
9/30/2015	740,173	—	—	(1,600,122)	—	(859,949)	7,758,730	—	—	(16,590,850)	—	(8,832,120)
3/31/2015	1,145,645	387,177	931,578	(9,541,432)	—	(7,077,032)	11,535,979	3,780,324	8,896,572	(94,908,639)	—	(70,695,764)

A Shares
9/30/2015	391,267	—	—	(638,799)	—	(247,532)	3,509,836	—	—	(5,715,921)	—	(2,206,085)
3/31/2015	244,613	46,639	628,599	(1,075,575)	—	(155,724)	2,079,136	386,118	5,091,651	(9,305,746)	—	(1,748,841)

C Shares
9/30/2015	112,439	—	—	(457,237)	—	(344,798)	735,833	—	—	(2,971,422)	—	(2,235,589)
3/31/2015	78,769	2,121,925	628,491	(922,698)	—	1,906,487	499,853	12,809,849	3,714,383	(5,927,526)	—	11,096,559

IS Shares*
9/30/2015	66,503	—	—	(688,277)	—	(621,774)	705,789	—	—	(7,341,655)	—	(6,635,866)
3/31/2015	5,498,008	—	410,634	(781,632)	—	5,127,010	54,700,339	—	3,925,660	(7,986,961)	—	50,639,038

Large Cap Value Equity Fund

I Shares
9/30/2015	9,630,241	—	—	(22,802,017)	—	(13,171,776)	158,223,000	—	—	(376,154,954)	—	(217,931,954)
3/31/2015	28,004,437	—	10,411,299	(28,071,259)	—	10,344,477	487,222,495	—	171,890,545	(488,874,435)	—	170,238,605

A Shares
9/30/2015	2,318,823	—	—	(5,749,561)	—	(3,430,738)	37,864,969	—	—	(92,348,933)	—	(54,483,964)
3/31/2015	9,474,829	—	2,094,788	(6,025,065)	—	5,544,552	161,712,009	—	34,354,522	(104,053,220)	—	92,013,311

C Shares
9/30/2015	81,456	—	—	(139,859)	—	(58,403)	1,310,155	—	—	(2,196,333)	—	(886,178)
3/31/2015	195,248	—	97,568	(199,264)	—	93,552	3,295,166	—	1,569,872	(3,367,738)	—	1,497,300

IS Shares*
9/30/2015	5,674,483	—	—	(1,296,881)	—	4,377,602	95,873,733	—		(21,517,350)	—	74,356,383
3/31/2015	2,414,485	—	214,418	(373,525)	—	2,255,378	42,229,351	—	3,548,617	(6,471,013)	—	39,306,955

Mid-Cap Value Equity Fund

I Shares
9/30/2015	51,251,646	—	—	(60,643,102)	—	(9,391,456)	706,930,808	—	—	(815,087,534)	—	(108,156,726)
3/31/2015	75,618,560	—	22,344,516	(63,653,637)	—	34,309,439	1,077,018,496	—	299,639,961	(900,329,838)	—	476,328,619

A Shares
9/30/2015	3,721,739	—	—	(9,569,168)	—	(5,847,429)	49,808,782	—	—	(127,127,444)	—	(77,318,662)
3/31/2015	12,357,606	—	4,163,016	(16,948,542)	—	(427,920)	175,172,958	—	55,284,847	(239,822,755)	—	(9,364,950)

C Shares
9/30/2015	477,625	—	—	(701,733)	—	(224,108)	6,196,971	—	—	(9,183,410)	—	(2,986,439)
3/31/2015	1,386,234	—	465,316	(1,295,312)	—	556,238	19,061,237	—	6,067,724	(17,956,929)	—	7,172,032

IS Shares*
9/30/2015	7,935,389	—	—	(574,259)	—	7,361,130	105,045,689	—	—	(7,649,453)	—	97,396,236
3/31/2015	1,799,875	—	117,344	(216,439)	—	1,700,780	25,429,162	—	1,573,581	(3,067,418)	—	23,935,325

45

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Small Cap Growth Stock Fund

I Shares
9/30/2015	1,252,579	—	—	(6,602,875)	—	(5,350,296)	$18,475,442	$—	$—	$(94,891,344)	$—	$(76,415,902)
3/31/2015	2,194,963	—	1,429,932	(5,242,479)	—	(1,617,584)	33,668,736	—	19,518,572	(80,122,419)	—	(26,935,111)

A Shares
9/30/2015	7,096	—	—	(104,914)	—	(97,818)	93,369	—	—	(1,396,213)	—	(1,302,844)
3/31/2015	40,353	—	132,617	(136,830)	—	36,140	573,081	—	1,615,276	(1,863,978)	—	324,379

C Shares
9/30/2015	3,980	—	—	(51,915)	—	(47,935)	37,898	—	—	(491,508)	—	(453,610)
3/31/2015	11,684	—	157,551	(112,020)	—	57,215	126,065	—	1,384,870	(1,143,188)	—	367,747

IS Shares*
9/30/2015	4,444	—	—	(56,816)	—	(52,372)	65,650	—	—	(854,421)	—	(788,771)
3/31/2015	420,184	—	69,231	(69,647)	—	419,768	6,521,289	—	945,691	(1,047,626)	—	6,419,354

Small Cap Value Equity Fund

I Shares
9/30/2015	3,925,762	—	—	(17,013,668)	—	(13,087,906)	60,801,976	—	—	(263,287,306)	—	(202,485,330)
3/31/2015	14,328,910	—	14,400,833	(42,168,204)	—	(13,438,461)	242,493,484	—	213,564,354	(684,968,801)	—	(228,910,963)

A Shares
9/30/2015	574,741	—	—	(1,771,324)	—	(1,196,583)	8,681,089	—	—	(26,810,015)	—	(18,128,926)
3/31/2015	1,090,425	—	1,826,846	(3,323,691)	—	(406,420)	17,777,258	—	26,525,804	(55,074,476)	—	(10,771,414)

C Shares
9/30/2015	54,747	—	—	(167,150)	—	(112,403)	762,075	—	—	(2,385,449)	—	(1,623,374)
3/31/2015	75,751	—	403,650	(416,076)	—	63,325	1,148,740	—	5,505,787	(6,423,069)	—	231,458

Aggressive Growth Allocation Strategy

I Shares
9/30/2015	86,543	—	—	(171,608)	—	(85,065)	673,823	—	—	(1,345,454)	—	(671,631)
3/31/2015	201,103	—	181,073	(1,340,171)	—	(957,995)	1,791,606	—	1,414,181	(11,779,778)	—	(8,573,991)

A Shares
9/30/2015	8,832	—	—	(108,992)	—	(100,160)	68,783	—	—	(873,644)	—	(804,861)
3/31/2015	43,270	—	109,095	(75,246)	—	77,119	381,295	—	842,214	(659,540)	—	563,969

C Shares
9/30/2015	10,248	—	—	(6,527)	—	3,721	76,023	—	—	(50,859)	—	25,164
3/31/2015	10,616	—	15,736	(13,195)	—	13,157	91,828	—	117,703	(113,160)	—	96,371

Conservative Allocation Strategy

I Shares
9/30/2015	419,008	—	—	(365,467)	—	53,541	5,299,005	—	—	(4,634,418)	—	664,587
3/31/2015	872,470	—	95,184	(705,355)	—	262,299	11,155,782	—	1,189,804	(9,026,545)	—	3,319,041

A Shares
9/30/2015	70,584	—	—	(116,569)	—	(45,985)	895,576	—	—	(1,475,910)	—	(580,334)
3/31/2015	221,379	—	52,208	(232,249)	—	41,338	2,826,361	—	652,605	(2,962,704)	—	516,262

C Shares
9/30/2015	222,842	—	—	(121,461)	—	101,381	2,785,142	—	—	(1,516,038)	—	1,269,104
3/31/2015	301,977	—	45,992	(277,773)	—	70,196	3,807,358	—	569,841	(3,509,545)	—	867,654

Growth Allocation Strategy

I Shares
9/30/2015	470,045	—	—	(813,018)	—	(342,973)	5,347,279	—	—	(9,309,673)	—	(3,962,394)
3/31/2015	986,973	—	297,470	(1,295,944)	—	(11,501)	11,440,197	—	3,340,587	(15,079,859)	—	(299,075)

A Shares
9/30/2015	10,126	—	—	(73,134)	—	(63,008)	116,556	—	—	(844,771)	—	(728,215)
3/31/2015	33,828	—	50,310	(160,865)	—	(76,727)	386,582	—	562,471	(1,821,475)	—	(872,422)

C Shares
9/30/2015	3,332	—	—	(28,514)	—	(25,182)	37,976	—	—	(323,082)	—	(285,106)
3/31/2015	23,746	—	15,467	(22,260)	—	16,953	266,165	—	169,832	(251,185)	—	184,812

46

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Moderate Allocation Strategy

I Shares
9/30/2015	648,105	—	—	(1,648,537)	—	(1,000,432)	$7,154,348	$—	$—	$(18,217,557)	$—	$(11,063,209)
3/31/2015	1,191,491	—	647,045	(3,055,762)	—	(1,217,226)	13,448,718	—	7,020,433	(34,476,033)	—	(14,006,882)

A Shares
9/30/2015	28,528	—	—	(384,889)	—	(356,361)	312,657	—	—	(4,315,097)	—	(4,002,440)
3/31/2015	53,654	—	115,957	(412,530)	—	(242,919)	605,069	—	1,254,652	(4,640,926)	—	(2,781,205)

C Shares
9/30/2015	26,338	—	—	(79,321)	—	(52,983)	284,957	—	—	(864,757)	—	(579,800)
3/31/2015	56,352	—	78,989	(216,841)	—	(81,500)	621,754	—	849,127	(2,414,293)	—	(943,412)

*	IS Shares commenced operations on August 1, 2014 (September 1, 2015 for International Equity Fund).

5.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2015 were as follows:

	Purchases	Sales and Maturities
Aggressive Growth Stock Fund	$14,182,999	$16,628,765
International Equity Fund	24,806,937	24,413,484
Large Cap Growth Stock Fund	20,110,671	40,691,260
Large Cap Value Equity Fund	842,048,815	982,130,628
Mid-Cap Value Equity Fund	2,209,055,426	2,179,569,378
Small Cap Growth Stock Fund	54,156,283	130,750,918
Small Cap Value Equity Fund	295,661,123	516,048,554
Aggressive Growth Allocation Strategy	1,513,476	2,953,794
Conservative Allocation Strategy	8,117,773	6,561,560
Growth Allocation Strategy	6,284,427	11,114,995
Moderate Allocation Strategy	9,958,374	25,142,417

6.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities) such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of September 30, 2015 were as follows:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$18,836,396	$13,495,328	$(1,385,236)	$12,110,092
International Equity Fund	23,035,398	449,214	(574,020)	(124,806)
Large Cap Growth Stock Fund	145,961,656	119,401,474	(6,258,611)	113,142,863
Large Cap Value Equity Fund	1,897,119,209	246,499,668	(110,515,198)	135,984,470
Mid-Cap Value Equity Fund	3,857,018,878	237,422,466	(353,272,039)	(115,849,573)
Small Cap Growth Stock Fund	56,155,510	13,857,449	(3,211,589)	10,645,860
Small Cap Value Equity Fund	930,033,981	179,955,525	(100,551,853)	79,403,672
Aggressive Growth Allocation Strategy	6,971,923	1,469,012	(134,214)	1,334,798

47

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Strategy	$64,410,406	$2,042,770	$(921,957)	$1,120,813
Growth Allocation Strategy	49,926,700	7,421,728	(991,821)	6,429,907
Moderate Allocation Strategy	94,028,863	11,836,381	(1,341,745)	10,494,636

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2015 was as follows:

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid
Aggressive Growth Stock Fund	$—	$1,294,356	$—	$—	$1,294,356
International Equity Fund	467,780	2,269,103	—	—	2,736,883
Large Cap Growth Stock Fund	2,744,037	19,617,946	—	—	22,361,983
Large Cap Value Equity Fund	88,513,542	126,834,813	—	—	215,348,355
Mid-Cap Value Equity Fund	225,539,947	171,610,800	—	—	397,150,747
Small Cap Growth Stock Fund	2,542,173	21,385,596	—	—	23,927,769
Small Cap Value Equity Fund	25,139,745	227,729,507	—	—	252,869,252
Aggressive Growth Allocation Strategy	337,523	2,101,925	—	—	2,439,448
Conservative Allocation Strategy	1,368,516	1,403,606	—	—	2,772,122
Growth Allocation Strategy	1,301,918	2,801,375	—	—	4,103,293
Moderate Allocation Strategy	2,783,658	6,465,824	—	—	9,249,482

*	Total distributions paid are recognized on a when declared basis for the fiscal year ended March 31, 2015.
**	Net Investment income includes taxable market discount income and net short-term capital gains, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

As of March 31, 2015, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation (Depreciation)*	Loss Carryforwards and Deferrals	Total
Aggressive Growth Stock Fund	$—	$—	$1,440,159	$14,066,091	$(2,094,726)	$13,411,524
International Equity Fund	—	226,300	46,303	4,769,625	(2,473,641)	2,568,587
Large Cap Growth Stock Fund	—	—	16,421,193	130,913,452	(3,285,605)	144,049,040
Large Cap Value Equity Fund	—	7,175,285	63,744,641	462,248,919	(1,991,290)	531,177,555
Mid-Cap Value Equity Fund	—	80,801,841	30,973,935	501,177,395	—	612,953,171
Small Cap Growth Stock Fund	—	—	1,680,322	38,348,332	(350,876)	39,677,778
Small Cap Value Equity Fund	—	8,276,403	62,107,741	339,682,767	—	410,066,911
Aggressive Growth Allocation Strategy	—	38,935	1,273,140	2,277,791	(4,198)	3,585,668
Conservative Allocation Strategy	—	185,505	1,466,886	3,850,491	—	5,502,882
Growth Allocation Strategy	—	157,880	3,282,197	10,563,120	—	14,003,197
Moderate Allocation Strategy	—	364,287	6,385,325	17,673,195	—	24,422,807

*	The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, return of capital adjustments, forward contracts marked to market and partnership basis adjustments.

The Funds utilize the provisions of the federal income tax laws that provide for the carry forward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

48

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

As of March 31, 2015, the post-enactment accumulated short-term and long-term capital loss carry forwards were as follows:

Fund	Short Term	Long Term	Total
Aggressive Growth Stock Fund*	$363,926	$—	$363,926

*	Of the $1,381,083 of remaining capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, $1,017,157 of capital loss carryforward was utilized. The remaining $363,926 has no expiration date.

As of March 31, 2015, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Fund	Expiring 2017	Expiring 2018	Total
Aggressive Growth Stock Fund*	$1,600,850	$—	$1,600,850
International Equity Fund**	—	2,473,641	2,473,641
Large Cap Growth Stock Fund***	3,279,747	—	3,279,747

*	Of the $1,787,246 of remaining capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, $186,396 was written off as capital loss carryforward lost unused. The remaining $1,600,850 will expire in 2017.
**	Of the $3,298,188 of remaining capital loss carryforwards subject to limitations due to an ownership change on May 22, 2013, $824,547 was utilized, and the remaining $2,473,641, will expire in 2018.
***	Of the $4,919,621 of remaining capital loss carryforwards acquired on March 1, 2013, in the merger with the RidgeWorth Large Cap Core Growth Stock Fund and subject to limitations as a result of this acquisition, $1,639,874 was utilized, and the remaining $3,279,747, will expire in 2017.

Capital loss carryforwards may be applied to offset future realized capital gains and therefore may reduce future capital gain distributions.

During the fiscal year ended March 31, 2015, the following Funds utilized capital loss carry forwards as follows:

Fund	Amount
Aggressive Growth Stock Fund	$1,017,157
International Equity Fund	824,547
Large Cap Growth Stock Fund	1,639,874

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next fiscal year. During the fiscal year ended March 31, 2015, the following Funds had net capital losses:

Fund	Short Term	Long Term	Total
Large Cap Value Equity Fund	$1,991,290	$—	$1,991,290

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses, between November 1 and March 31, and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year. For the fiscal year ended March 31, 2015, any amount of losses elected as late year ordinary losses within the tax return will not be recognized for federal income tax purposes until April 1, 2015.

49

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

7.	Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers as of September 30, 2015 were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at September 30, 2015	Value at September 30, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Intermediate Bond Fund* — I Shares	30	—	30	—	$—	$1	$—	$—
RidgeWorth International Equity Fund — I Shares	53,242	7,061	60,303	—	—	3,482	—	(703)
RidgeWorth International Equity Fund — IS Shares**	—	54,342	1,651	52,691	508,991	—	—	(1,440)
RidgeWorth Large Cap Growth Stock Fund — IS Shares	289,497	17,174	58,007	248,664	2,451,827	—	—	47,338
RidgeWorth Large Cap Value Equity Fund — IS Shares	119,178	9,649	24,480	104,347	1,585,029	—	—	91,573
RidgeWorth Mid-Cap Value Equity Fund — IS Shares	64,981	723	12,233	53,471	650,742	—	—	50,906
RidgeWorth Seix Core Bond Fund*† — I Shares	—	30	30	—	—	—	—	(8)
RidgeWorth Seix Core Bond Fund*† — IS Shares**	—	28	—	28	301	—	—	—
RidgeWorth Seix Corporate Bond Fund† — I Shares	7,013	853	4,855	3,011	25,806	726	—	(1,707)
RidgeWorth Seix Floating Rate High Income Fund — IS Shares	5,709	687	2,490	3,906	33,474	1,082	—	(200)
RidgeWorth Seix High Income Fund† — IS Shares	5,686	807	1,608	4,885	29,798	1,068	—	(662)
RidgeWorth Seix High Yield Fund — I Shares	4,347	597	1,217	3,727	30,223	952	—	(1,498)
RidgeWorth Seix Total Return Bond Fund† — IS Shares	65,453	9,396	5,004	69,845	738,963	7,284	—	(1,329)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond† Fund — I Shares	5,014	2,047	2,453	4,608	46,495	193	—	(67)
RidgeWorth Small Cap Growth Stock Fund — IS Shares	25,991	298	5,505	20,784	280,172	—	—	17,136
RidgeWorth Small Cap Value Equity Fund — I Shares	22,908	331	4,734	18,505	267,403	—	—	30,516

Total					$6,649,224	$14,788	$—	$229,855

Conservative Allocation Strategy
RidgeWorth Intermediate Bond Fund* — I Shares	846	11	857	—	$—	$40	$—	$—
RidgeWorth International Equity Fund — I Shares	140,074	25,848	165,922	—	—	10,607	—	(818)
RidgeWorth International Equity Fund — IS Shares**	—	163,737	—	163,737	1,581,703	—	—	—
RidgeWorth Large Cap Growth Stock Fund — IS Shares	800,484	18,841	44,197	775,128	7,642,766	—	—	(25,648)
RidgeWorth Large Cap Value Equity Fund — IS Shares	336,060	8,056	18,328	325,788	4,948,719	—	—	78

50

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at September 30, 2015	Value at September 30, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Mid-Cap Value Equity Fund — IS Shares	170,731	4,540	9,344	165,927	$2,019,331	$—	$—	$1,065
RidgeWorth Seix Core Bond Fund*† — I Shares	—	859	859	—	—	13	—	—
RidgeWorth Seix Core Bond Fund*† — IS Shares**	—	777	—	777	8,370	10	—	—
RidgeWorth Seix Corporate Bond Fund† — I Shares	237,896	16,364	129,902	124,358	1,065,749	26,738	—	(52,004)
RidgeWorth Seix Floating Rate High Income Fund — IS Shares	193,727	14,775	47,199	161,303	1,382,363	39,856	—	(15,662)
RidgeWorth Seix High Income Fund† — IS Shares	193,100	15,829	7,449	201,480	1,229,025	39,424	—	(1,058)
RidgeWorth Seix High Yield Fund — I Shares	147,635	11,604	5,692	153,547	1,245,268	35,074	—	(4,500)
RidgeWorth Seix Total Return Bond Fund† — IS Shares	2,456,217	154,885	85,065	2,526,037	26,725,476	271,452	—	(28,516)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond† Fund — I Shares	170,248	61,074	41,782	189,540	1,912,460	7,135	—	(1,190)
RidgeWorth Small Cap Growth Stock Fund — IS Shares	65,213	1,673	3,871	63,015	849,438	—	—	(2,378)
RidgeWorth Small Cap Value Equity Fund — I Shares	59,404	1,544	4,583	56,365	814,467	—	—	2,585

Total					$51,425,135	$430,349	$—	$(128,046)

Growth Allocation Strategy
RidgeWorth Intermediate Bond Fund* — I Shares	278	4	282	—	$—	$13	$—	$—
RidgeWorth International Equity Fund — I Shares	293,689	28,393	322,082	—	—	20,485	—	(5,715)
RidgeWorth International Equity Fund — IS Shares**	—	316,030	604	315,426	3,047,012	—	—	(1,063)
RidgeWorth Large Cap Growth Stock Fund — IS Shares	1,670,450	16,646	197,483	1,489,613	14,687,587	—	—	11,418
RidgeWorth Large Cap Value Equity Fund — IS Shares	699,500	8,952	82,947	625,505	9,501,427	—	—	149,976
RidgeWorth Mid-Cap Value Equity Fund — IS Shares	358,060	3,425	41,696	319,789	3,891,837	—	—	51,980
RidgeWorth Seix Core Bond Fund*† — I Shares	—	282	282	—	—	4	—	(3)
RidgeWorth Seix Core Bond Fund*† — IS Shares**	—	255	—	255	2,749	3	—	—
RidgeWorth Seix Corporate Bond Fund† — I Shares	85,827	3,785	50,579	39,033	334,516	9,175	—	(19,510)
RidgeWorth Seix Floating Rate High Income Fund — IS Shares	69,713	3,552	22,778	50,487	432,676	13,649	—	(5,762)
RidgeWorth Seix High Income Fund† — IS Shares	69,443	3,986	10,309	63,120	385,035	13,434	—	(2,541)
RidgeWorth Seix High Yield Fund — I Shares	53,114	2,750	7,728	48,136	390,380	11,965	—	2,704
RidgeWorth Seix Total Return Bond Fund† — IS Shares	884,055	34,322	126,741	791,636	8,375,507	92,509	—	(36,962)

51

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at September 30, 2015	Value at September 30, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund† — I Shares	61,330	19,864	21,774	59,420	$599,543	$2,432	$—	$(377)
RidgeWorth Small Cap Growth Stock Fund — IS Shares	136,435	1,396	16,530	121,301	1,635,139	—	—	14,172
RidgeWorth Small Cap Value Equity Fund — I Shares	124,172	1,014	16,932	108,254	1,564,265	—	—	14,619

Total					$44,847,673	$163,669	$—	$172,936

Moderate Allocation Strategy
RidgeWorth Intermediate Bond Fund* — I Shares	1,377	14	1,391	—	$—	$56	$—	$(173)
RidgeWorth International Equity Fund — I Shares	414,134	22,765	436,899	—	—	27,776	—	(7,576)
RidgeWorth International Equity Fund — IS Shares**	—	424,819	2,583	422,236	4,078,801	—	—	(3,487)
RidgeWorth Large Cap Growth Stock Fund — IS Shares	2,366,578	13,841	388,589	1,991,830	19,639,445	—	—	152,031
RidgeWorth Large Cap Value Equity Fund — IS Shares	994,919	5,962	165,038	835,843	12,696,457	—	—	597,611
RidgeWorth Mid-Cap Value Equity Fund — IS Shares	505,509	3,046	80,321	428,234	5,211,605	—	—	251,702
RidgeWorth Seix Core Bond*† —I Shares	—	998	998	—	—	15	—	—
RidgeWorth Seix Core Bond*† —IS Shares**	—	903	—	903	9,723	12	—	—
RidgeWorth Seix Corporate Bond Fund† — I Shares	307,648	11,995	184,182	135,461	1,160,900	32,185	—	(67,182)
RidgeWorth Seix Floating Rate High Income Fund — IS Shares	250,415	10,428	85,314	175,529	1,504,287	47,904	—	(19,550)
RidgeWorth Seix High Income Fund† — IS Shares	249,423	11,320	41,304	219,439	1,338,580	47,133	—	(9,418)
RidgeWorth Seix High Yield Fund — I Shares	190,705	8,527	31,833	167,399	1,357,603	41,980	—	14,984
RidgeWorth Seix Total Return Bond Fund† — IS Shares	3,177,401	93,338	518,057	2,752,682	29,123,374	324,873	—	(115,326)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund† — I Shares	220,114	67,136	80,835	206,415	2,082,730	8,526	—	(462)
RidgeWorth Small Cap Growth Stock Fund — IS Shares	192,129	1,079	30,912	162,296	2,187,751	—	—	45,274
RidgeWorth Small Cap Value Equity Fund — I Shares	172,283	954	28,537	144,700	2,090,909	—	—	78,834

Total					$82,482,165	$530,460	$—	$917,262

*	On August 1, 2015, RidgeWorth Intermediate Bond Fund reorganized into RidgeWorth Seix Core Bond Fund.
**	IS Shares commenced operations on August 3, 2015 for Seix Core Bond Fund and September 1, 2015 for International Equity Fund.
†	On August 1, 2015, affiliated fixed income funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

52

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. The Funds’ Statement of Additional Information includes more information about the Trustees and is available without charge, upon request, by calling 1-888-784-3863 and on the Funds’ website at www.ridgeworth.com.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen (August 1953)	Independent Trustee	Indefinite; since 2012	Lecturer- J.M. Tull School of Accounting, Terry College of Business at University of Georgia (2013-Present); Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Atlanta Office Managing Partner (2003-2009), KPMG LLP.	28	Synovus Financial Corp.: Krispy Kreme Doughnuts, Inc.
Jeffrey M. Biggar (February 1950)	Independent Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	28	Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)
George C. Guynn (December 1942)	Independent Trustee	Indefinite; since 2008	Retired. President and CEO, Federal Reserve Bank of Atlanta (1996-2006).	28	SUSA Registered Fund, LLC; Oxford Industries; Acuity Brands, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013); Genuine Parts Company (thru April 2015)
Sidney E. Harris (July 1949)	Independent Trustee	Indefinite; since 2004	Adjunct Professor (since May 2014), Professor (1997-April 2014), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	28	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013).
Connie D. McDaniel (April 1958)	Independent Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	28	Total System Services, Inc.
Ashi S. Parikh* (February 1966)	Interested Trustee	Indefinite; since 2013	Chief Executive Officer and Chief Investment Officer, RidgeWorth Investments (2010-present); President and Chief Investment Officer (2008-2010).	28	None

*	Mr. Parikh is an “interested person” of the Trust, as defined in the 1940 Act, because he is an employee of the Investment Adviser.

53

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Julia R. Short (November 1972)	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
Joseph M. O’Donnell (November 1954)	Executive Vice President and Chief Compliance Officer	One year; since 2011	Managing Director, RidgeWorth Investments (since 2011); Executive Vice President and Chief Compliance Officer, ING Funds (2004–2011); Senior Vice President and Chief Compliance Officer, ING Investments, LLC (2006–2008 and October 2009–2011); and Senior Vice President and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006–2008 and 2009–2011).
Benjamin H. Lowe (March 1978)	Treasurer and Chief Financial Officer	One year; since 2015	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005–2011).
James Bacik State Street Bank and Trust Co. 1 Iron Street Boston, MA 02110 (May 1975)	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).*
Patrick J. Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 (January 1964)	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2013	Director, Foreside Compliance Services, LLC (October 2008 – present).
Karen Jacoppo-Wood State Street Bank and Trust Company 100 Huntington Avenue Tower 2, Third Floor, CPH0326 Boston, MA 02116 (December 1966)	Secretary and Chief Legal Officer	One year; since November 2014	Vice President and Senior Counsel, State Street Bank and Trust Company (since 2014); Vice President, RMR Advisors, Inc/RMR Funds (2007–2014)
Timothy J. Burdick State Street Bank and Trust Company 100 Huntington Avenue Tower 2, 3rd Floor, CPH0326 Boston, MA 02116 (October 1986)	Assistant Secretary	One year; since May 2014	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (since 2011); Student Northeastern University School of Law (2008–2011).*

*	During the period indicated the officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

54

APPROVAL OF SUBADVISORY AGREEMENT

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

At a meeting held on August 26-27, 2015, the Board of Trustees considered the proposed subadvisory agreement between RidgeWorth Capital Management LLC (the “Adviser”) and WCM Investment Management (“WCM”) with respect to the RidgeWorth International Equity Fund (the “Fund”). After its initial two-year term, the agreement must be specifically approved at least annually by (i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from the Adviser and WCM. The Trustees use this information, as well as other information that the Adviser, WCM, and other service providers may submit to the Board, to help them decide whether to renew the agreement.

Prior to and at the August meeting at which the Trustees considered the agreement, the Board requested and reviewed materials from WCM to help the Trustees evaluate the proposed subadvisory fee and other aspects of the agreement. In considering whether to approve the agreement, the Board considered and discussed information and analysis provided by the Adviser and WCM. The Board considered all factors that it deemed to be relevant. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services. In considering the nature, extent, and quality of the services proposed to be provided by WCM, the Board reviewed the services to be provided and the qualifications and backgrounds of the portfolio managers proposed to be responsible for managing the Fund. The Board also reviewed information set forth in WCM’s Form ADV, which provides information about the firm, its management, and its business activities and affiliations. The Board considered the professional experience and qualifications of WCM’s senior management and key professional personnel, including those individuals responsible for portfolio management. The Board also considered WCM’s operational capabilities and resources and its experience in managing investment portfolios. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent, and quality of services to be provided to the Fund by WCM.

Performance. In connection with the assessment of WCM’s ability to perform its duties under the agreement, the Board considered the sufficiency of its resources and concluded that WCM had the financial resources necessary to perform its obligations under the agreement. The Board heard an overview of WCM’s investment philosophy, the proposed portfolio construction of the assets of the Fund, and the investment techniques to be employed. The Board also reviewed WCM’s investment performance with respect to the strategies proposed to be used in managing the Fund and the investment performance of WCM with respect to its other accounts, including mutual funds and other pooled investment vehicles.

Cost of Services. The Board considered the cost of the services to be provided by WCM and reviewed the fee to be paid pursuant to the agreement. In addition, the Board discussed the fee arrangement between the Adviser and WCM, noting that the Adviser would pay WCM out of the advisory fee it receives from the Fund. The Board also reviewed information regarding advisory fees of comparable funds and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Adviser’s and WCM’s contractual arrangement with the Fund to waive a portion of the advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Fund, if necessary. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to WCM was fair and reasonable.

Economies of Scale. The Board considered the potential for economies of scale and noted that both the Adviser’s and WCM’s fees include breakpoints.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the agreement are fair and reasonable; (ii) concluded that the fee for WCM is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the agreement for an initial term of two years.

55

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class		Beginning Account Value 04/01/15	Ending Account Value 09/30/15	Expenses Paid During Period* 04/01/15-09/30/15	Expense Ratio During Period** 04/01/15-09/30/15
Aggressive Growth Stock Fund	I Shares		$1,000.00	$981.90	$6.49	1.31%
	A Shares		1,000.00	980.70	7.13	1.44
International Equity Fund	I Shares		1,000.00	930.70	6.52	1.35
	A Shares		1,000.00	930.40	7.43	1.54
	IS Shares	***	1,000.00	930.70	0.87	1.10
Large Cap Growth Stock Fund	I Shares		1,000.00	953.50	4.74	0.97
	A Shares		1,000.00	952.00	5.76	1.18
	C Shares		1,000.00	948.30	9.06	1.86
	IS Shares		1,000.00	954.50	4.20	0.86
Large Cap Value Equity Fund	I Shares		1,000.00	910.80	4.63	0.97
	A Shares		1,000.00	909.60	6.06	1.27
	C Shares		1,000.00	907.10	8.20	1.72
	IS Shares		1,000.00	911.80	3.44	0.72
Mid-Cap Value Equity Fund	I Shares		1,000.00	883.60	5.23	1.11
	A Shares		1,000.00	881.60	6.59	1.40
	C Shares		1,000.00	880.10	8.32	1.77
	IS Shares		1,000.00	884.40	3.72	0.79
Small Cap Growth Stock Fund	I Shares		1,000.00	906.20	6.20	1.30
	A Shares		1,000.00	905.50	6.43	1.35
	C Shares		1,000.00	903.50	9.52	2.00
	IS Shares		1,000.00	907.70	4.77	1.00
Small Cap Value Equity Fund	I Shares		1,000.00	926.90	5.88	1.22
	A Shares		1,000.00	925.20	7.46	1.55
	C Shares		1,000.00	923.80	9.19	1.91
Aggressive Growth Allocation Strategy	I Shares		1,000.00	926.00	2.41	0.50
	A Shares		1,000.00	926.30	3.37	0.70
	C Shares		1,000.00	923.80	6.25	1.30
Conservative Allocation Strategy	I Shares		1,000.00	963.20	1.47	0.30
	A Shares		1,000.00	961.60	2.94	0.60
	C Shares		1,000.00	958.00	6.36	1.30
Growth Allocation Strategy	I Shares		1,000.00	933.70	2.42	0.50
	A Shares		1,000.00	932.50	3.29	0.68
	C Shares		1,000.00	930.20	6.27	1.30
Moderate Allocation Strategy	I Shares		1,000.00	947.60	2.43	0.50
	A Shares		1,000.00	946.60	3.41	0.70
	C Shares		1,000.00	944.30	6.03	1.24

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares for International Equity Fund commenced operations on September 1, 2015. Expenses are equal to annualized expense ratio, multiplied by the average account value over the period, multiplied by 30 (the number of days since the commencement of the Class on September 1, 2015), then divided by 366.

56

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class		Beginning Account Value 04/01/15	Ending Account Value 09/30/15	Expenses Paid During Period* 04/01/15-09/30/15	Expense Ratio During Period** 04/01/15-09/30/15
Aggressive Growth Stock Fund	I Shares		$1,000.00	$1,018.50	$6.61	1.31%
	A Shares		1,000.00	1,017.80	7.26	1.44
International Equity Fund	I Shares		1,000.00	1,018.30	6.81	1.35
	A Shares		1,000.00	1,017.30	7.77	1.54
	IS Shares	***	1,000.00	1,003.20	0.90	1.10
Large Cap Growth Stock Fund	I Shares		1,000.00	1,020.20	4.90	0.97
	A Shares		1,000.00	1,019.10	5.96	1.18
	C Shares		1,000.00	1,015.70	9.37	1.86
	IS Shares		1,000.00	1,020.70	4.34	0.86
Large Cap Value Equity Fund	I Shares		1,000.00	1,020.20	4.90	0.97
	A Shares		1,000.00	1,018.70	6.41	1.27
	C Shares		1,000.00	1,016.40	8.67	1.72
	IS Shares		1,000.00	1,021.40	3.64	0.72
Mid-Cap Value Equity Fund	I Shares		1,000.00	1,019.50	5.60	1.11
	A Shares		1,000.00	1,018.00	7.06	1.40
	C Shares		1,000.00	1,016.20	8.92	1.77
	IS Shares		1,000.00	1,021.05	3.99	0.79
Small Cap Growth Stock Fund	I Shares		1,000.00	1,018.50	6.56	1.30
	A Shares		1,000.00	1,018.30	6.81	1.35
	C Shares		1,000.00	1,015.00	10.08	2.00
	IS Shares		1,000.00	1,020.00	5.05	1.00
Small Cap Value Equity Fund	I Shares		1,000.00	1,018.90	6.16	1.22
	A Shares		1,000.00	1,017.30	7.82	1.55
	C Shares		1,000.00	1,015.50	9.62	1.91
Aggressive Growth Allocation Strategy	I Shares		1,000.00	1,022.50	2.53	0.50
	A Shares		1,000.00	1,021.50	3.54	0.70
	C Shares		1,000.00	1,018.50	6.56	1.30
Conservative Allocation Strategy	I Shares		1,000.00	1,023.50	1.52	0.30
	A Shares		1,000.00	1,022.00	3.03	0.60
	C Shares		1,000.00	1,018.50	6.56	1.30
Growth Allocation Strategy	I Shares		1,000.00	1,022.50	2.53	0.50
	A Shares		1,000.00	1,021.60	3.44	0.68
	C Shares		1,000.00	1,018.50	6.56	1.30
Moderate Allocation Strategy	I Shares		1,000.00	1,022.50	2.53	0.50
	A Shares		1,000.00	1,021.50	3.54	0.70
	C Shares		1,000.00	1,018.80	6.26	1.24

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares for International Equity Fund commenced operations on September 1, 2015. Expenses (hypothetical expenses if IS Shares had been in existence from April 1, 2015) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is

57

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

58

INVESTMENT ADVISER:

RidgeWorth Investments

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISERS:

Ceredex Value Advisors LLC

301 East Pine Street, Suite 500

Orlando, Florida 32801

www.ceredexvalue.com

WCM Investment Management

281 Brooks Street

Laguna Beach, CA 92651

www.wcminvest.com

Silvant Capital Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.silvantcapital.com

Zevenbergen Capital Investments LLC

601 Union Street, Suite 4600

Seattle, Washington 98101

www.zci.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider a Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in a Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

RFSAR-EQ-0915

2015 SEMI-ANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2015

RidgeWorth Investments is the trade name of RidgeWorth Capital Management, LLC.

Collective Strength. Individual Insight. is a federally registered service mark of RidgeWorth Investments.

RIDGEWORTH FUNDS    September 30, 2015

LETTER TO SHAREHOLDERS

RIDGEWORTH FUNDS    September 30, 2015

Dear Valued Shareholder,

Thank you for your continued business and support. Our mission is to help you achieve your investment goals and we are grateful you have placed your confidence in us. We strive to earn your trust through competitive investment performance and excellent client service and we hope we have met your expectations in both of these measures. We look forward to continuing to serve you in the years to come.

The financial markets were volatile during the third calendar quarter after being relatively calm for the preceding three months. Concerns about global economic momentum, an earnings recession, and the timing of the first interest rate hike by the Federal Reserve pushed stocks lower in the third calendar quarter, generating the first correction greater than 10% in nearly four years. Bonds gained during this period, though widening credit spreads continued to pressure the high yield market.

The macro picture during the period was one of shifting crosscurrents both domestically and internationally, which put investors on edge. At home, consumer fundamentals continued to improve with additional job growth, a further decline in the unemployment rate, rising home values, and increasing personal income fueling a rise in spending. U.S. businesses reacted to slowing global economic momentum and a rise in inventories by curbing output growth and announcing selective layoffs. Overall, growth in the developed international economies firmed and prior concerns, such as Greece, faded into the background. The slowing of China’s economy, and the resulting excess commodity supply, was a persistent headwind to the emerging markets, however.

Against this backdrop, investors expected the Federal Reserve (Fed) to begin normalizing monetary policy by raising the overnight federal funds rate modestly by September. While members of the Federal Open Market Committee were increasingly comfortable that the labor markets were strengthening and that inflation would likely return to its 2% target over the intermediate term, committee members delayed raising rates due to concerns that the international economic sluggishness and market volatility might exert negative spillover effects here at home. That said, the committee continued to suggest that an interest rate increase was likely in the near future.

The economic turmoil abroad and the possible unspoken motives behind the Fed’s inaction caused investors to sell risk assets. U.S. stocks lost ground, as the S&P 500 Index declined 6.2% during the six months through September 30, 2015. Domestic stocks outpaced international equities, which declined 9.7% as measured by the MSCI EAFE Index. Growth stocks largely outperformed value stocks, with the Russell 1000 Growth Index falling 5.2% compared to a negative 8.3% return for the Russell 1000 Value Index.

Fixed-income investments performed somewhat better during the six-month period, with the Barclays Capital Aggregate Bond Index off 0.47%. Investors favored high-quality bonds, particularly those issued by the U.S. government, in the wake of mounting global economic concerns. Such bonds also benefited from a strengthening U.S. dollar and weak commodity prices.

Looking ahead, we expect moderate economic growth will continue with limited inflation pressure at least over the near-term, highlighted by steady consumer spending bolstered by strengthening balance sheets, rising employment and lower gasoline and import prices. Headline inflation pressures will likely be limited through the end of 2015 and into 2016, due in large measure to lower oil prices, a stronger dollar, modest wage gains, and adequate manufacturing capacity. Despite the market correction, we believe that the risk of economic recession in the U.S. is on the low end and that corporate earnings should steady as we move into 2016. In all, these factors suggest that the financial markets’ fundamentals should be favorable in the near term.

The international picture is more complicated, but we expect additional gains in the developed economies, particularly the European Union, and possible early signs of stabilization in emerging markets amid a steady dose of monetary accommodation. These easing measures would help support the global financial markets and provide a generally better backdrop moving forward.

LETTER TO SHAREHOLDERS (concluded)

RIDGEWORTH FUNDS    September 30, 2015

We continue to believe the markets will continue to offer opportunities to careful investors, and that RidgeWorth’s bottom-up approach to security selection is well positioned to benefit in this environment. We at RidgeWorth wish to thank you again for the trust and confidence you have placed in us, and we look forward to another good year together.

Sincerely,

Ashi Parikh

Chief Executive Officer, Chief Investment Officer

RidgeWorth Investments

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Core Bond Fund†
U.S. Treasury Obligations	35.6%
Corporate Bonds	25.7%
U.S. Government Agency Mortgages	24.9%
Collateralized Mortgage Obligations	6.6%
Asset-Backed Securities	3.6%
Foreign Government Bond	0.2%
Money Market Funds	3.4%

Seix Corporate Bond Fund†
Corporate Bonds	94.7%
Money Market Funds	5.3%

Seix Floating Rate High Income Fund
Bank Loans	90.2%
Corporate Bonds	5.7%
Common Stocks	0.1%
Preferred Stock	0.0%	*
Money Market Fund	4.0%

*Less	than 0.05% of Net Assets.

Seix Georgia Tax-Exempt Bond Fund†
Municipal Bonds	98.3%
Money Market Fund	1.7%

Seix High Grade Municipal Bond Fund†
Municipal Bonds	83.4%
Money Market Fund	16.6%

Seix High Income Fund†
Corporate Bonds	80.2%
Bank Loans	3.5%
Common Stocks	1.2%
Preferred Stock	0.4%
Convertible Preferred Stocks	0.3%
Municipal Bond	0.3%
Money Market Funds	14.1%

Seix High Yield Fund
Corporate Bonds	79.5%
Bank Loans	3.3%
Convertible Preferred Stock	0.2%
Common Stock	0.2%
Money Market Funds	16.8%

Seix Investment Grade Tax-Exempt Bond Fund†
Municipal Bonds	87.3%
Money Market Fund	12.7%

Seix Limited Duration Fund†
Collateralized Mortgage Obligations	44.4%
Asset-Backed Securities	34.4%
U.S. Government Agency Mortgages	15.7%
Money Market Fund	5.5%

Seix North Carolina Tax-Exempt Bond Fund†
Municipal Bonds	93.9%
Money Market Fund	6.1%

Seix Short-Term Bond Fund†
Corporate Bonds	38.8%
U.S. Treasury Obligations	25.2%
Collateralized Mortgage Obligations	11.0%
U.S. Government Agency Mortgages	10.6%
Asset-Backed Securities	9.0%
Municipal Bonds	3.2%
Money Market Fund	2.2%

Seix Short-Term Municipal Bond Fund†
Municipal Bonds	82.3%
Money Market Fund	17.7%

Seix Total Return Bond Fund†
U.S. Treasury Obligations	39.2%
U.S. Government Agency Mortgages	25.6%
Corporate Bonds	24.1%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	2.6%
Foreign Government Bond	0.1%
Bank Loans	0.0%	*
Money Market Funds	3.1%

*	Less than 0.05% of Total Investments.

Seix U.S. Government Securities Ultra-Short Bond Fund†
U.S. Government Agency Mortgages	53.5%
Collateralized Mortgage Obligations	39.8%
U.S. Treasury Obligation	1.9%
Asset-Backed Security	0.8%
Money Market Fund	4.0%

Seix U.S. Mortgage Fund††
U.S. Government Agency Mortgages	88.5%
Collateralized Mortgage Obligations	5.1%
U.S. Treasury Obligations	1.9%
Money Market Fund	4.5%

Seix Ultra-Short Bond Fund†
Corporate Bonds	51.1%
Asset-Backed Securities	21.8%
Collateralized Mortgage Obligations	13.2%
Municipal Bonds	5.2%
U.S. Government Agency Mortgages	4.4%
Money Market Fund	4.3%

Seix Virginia Intermediate Municipal Bond Fund†
Municipal Bonds	96.6%
Money Market Fund	3.4%

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

††	Formerly Limited-Term Federal Mortgage Securities Fund.

Industry allocation is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Core Bond Fund†

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.7%
Automobiles 0.2%
Ford Credit Auto Owner Trust, Series 2015-2, Cl A, 2.440%, 01/15/27(a)	485,000	492,870

Credit Card 2.0%
BA Credit Card Trust, Series 2015-A1, Cl A, 0.537%, 06/15/20(b)	2,660,000	2,655,962
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Cl A1, 2.260%, 03/15/23	1,270,000	1,285,956
Cabela’s Credit Card Master Note Trust, Series 2015-2, Cl A1, 2.250%, 07/17/23	430,000	431,892
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.557%, 03/16/20(b)	774,000	772,696
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.487%, 01/15/19(b)	823,000	821,829

		5,968,335

Other 1.5%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	2,616,850	2,639,376
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,655,186	1,704,786
SBA Tower Trust, Series 2014-2A, Cl C, 3.869%, 10/15/49(a)	190,000	193,315

		4,537,477

Total Asset-Backed Securities (Cost $10,900,420)		10,998,682

Collateralized Mortgage Obligations 6.8%
Agency Collateralized Mortgage Obligation 0.0%(c)
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	36,000	38,729

Commercial Mortgage Backed Securities 6.8%
Federal Home Loan Mortgage Corporation
Series KP02, Cl A2, 2.355%, 04/25/21(b)	4,658,000	4,747,558

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	2,946,000	3,092,222
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	1,195,000	1,207,916

		4,300,138

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	1,011,000	1,109,438

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl D, 5.734%, 02/15/46(a)(b)	1,314,000	1,415,622
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(a)	380,000	395,315

		1,810,937

Madison Avenue Trust
Series 2013-650M, Cl B, 4.169%, 10/12/32(a)(b)	1,815,000	1,932,394

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	3,285,000	3,405,152

VNDO Mortgage Trust
Series 2013-PENN, Cl B, 4.079%, 12/13/29(a)(b)	1,125,000	1,193,461

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Cl A, 3.544%, 04/16/35(a)	510,000	532,716

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.724%, 03/15/44(a)(b)	1,019,000	1,080,908

		20,112,702

Total Collateralized Mortgage Obligations (Cost $20,038,873)		20,151,431

Corporate Bonds 26.2%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	834,000	799,512

Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,387,000	1,399,389

Airlines 1.2%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	1,779,919	1,900,063

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Core Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Airlines—continued
American Airlines Pass Through Trust, Series 2015-2, 3.600%, 09/22/27	149,000	149,551
Delta Air Lines Pass Through Trust, Series 2015-1, 3.625%, 07/30/27	228,000	229,710
Spirit Airlines Pass Through Trust, Series 2015-1, 4.100%, 04/01/28	266,000	267,995
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	1,042,000	1,065,445

		3,612,764

Auto Manufacturers 1.3%
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	564,000	547,275
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	464,000	462,421
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	877,000	932,766
General Motors Co., 5.200%, 04/01/45	979,000	918,736
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(a)	368,000	367,104
Volkswagen International Finance, 2.375%, 03/22/17(a)	742,000	731,169

		3,959,471

Auto Parts & Equipment 0.3%
Magna International, Inc., 4.150%, 10/01/25	951,000	951,082

Banks 5.6%
Bank of America Corp., 1.700%, 08/25/17, MTN	755,000	756,984
Bank of America NA, 1.750%, 06/05/18	498,000	496,821
Citigroup, Inc., 2.500%, 09/26/18	1,218,000	1,234,174
Citigroup, Inc., 4.450%, 09/29/27	1,073,000	1,067,213
Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20(a)	388,000	386,916
Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25(a)	561,000	544,817

	Shares or Principal Amount($)	Value($)
Banks—continued
Discover Bank, 3.100%, 06/04/20	831,000	839,044
Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	647,000	651,195
Huntington National Bank (The), 1.300%, 11/20/16	1,072,000	1,073,091
ING Bank NV, 1.800%, 03/16/18(a)	684,000	684,988
JPMorgan Chase & Co., 2.250%, 01/23/20	964,000	955,981
KeyCorp, 2.900%, 09/15/20, MTN	496,000	499,710
Lloyds Bank PLC, 2.700%, 08/17/20	598,000	606,581
Morgan Stanley, 3.950%, 04/23/27	544,000	523,915
Morgan Stanley, 4.300%, 01/27/45	1,709,000	1,624,196
Santander UK Group Holdings PLC, 4.750%, 09/15/25(a)	1,100,000	1,090,797
UBS AG, 2.375%, 08/14/19, MTN	1,238,000	1,243,311
US Bancorp, 3.600%, 09/11/24, MTN	1,077,000	1,094,338
US Bank NA, 1.100%, 01/30/17	1,229,000	1,230,911

		16,604,983

Beverages 0.5%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	1,333,000	1,350,910

Biotechnology 0.4%
Biogen, Inc., 5.200%, 09/15/45	502,000	506,542
Celgene Corp., 4.625%, 05/15/44	337,000	319,738
Celgene Corp., 5.000%, 08/15/45	494,000	489,998

		1,316,278

Commercial Services 0.6%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	567,000	578,228
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	310,000	314,719
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	337,000	311,661
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	591,000	659,960

		1,864,568

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Core Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Computers 0.5%
Apple, Inc., 2.850%, 05/06/21	1,014,000	1,039,938
Hewlett-Packard Enterprise Co., 6.350%, 10/15/45(a)(d)	438,000	437,702

		1,477,640

Diversified Financial Services 1.5%
Air Lease Corp., 2.625%, 09/04/18	1,496,000	1,494,024
American Express Credit Corp., 2.375%, 03/24/17, MTN	422,000	428,629
Lazard Group LLC, 3.750%, 02/13/25	1,393,000	1,329,178
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	702,000	711,069
TD Ameritrade Holding Corp., 2.950%, 04/01/22	458,000	461,222

		4,424,122

Electric 0.3%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	258,000	310,667
Dominion Resources, Inc., 1.950%, 08/15/16	322,000	324,181
Exelon Generation Co. LLC, 6.200%, 10/01/17	341,000	369,848

		1,004,696

Healthcare-Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	247,000	247,205
Medtronic, Inc., 3.500%, 03/15/25	206,000	210,191
Medtronic, Inc., 4.625%, 03/15/45	527,000	543,388

		1,000,784

Healthcare-Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	475,000	497,184

Insurance 1.0%
American International Group, Inc., 4.800%, 07/10/45	426,000	434,887
Arch Capital Group US, Inc., 5.144%, 11/01/43	798,000	823,521
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	225,000	239,942
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	975,000	1,087,706
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	304,000	327,613

		2,913,669

	Shares or Principal Amount($)	Value($)
Media 0.7%
CCO Safari II LLC, 6.484%, 10/23/45(a)	511,000	515,522
Comcast Corp., 4.650%, 07/15/42	1,368,000	1,406,583
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	197,000	193,222

		2,115,327

Mining 1.6%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	212,000	225,157
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,287,000	1,068,540
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,208,000	1,075,848
Barrick North America Finance LLC, 5.750%, 05/01/43	185,000	157,536
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	396,000	400,535
Newmont Mining Corp., 6.250%, 10/01/39	2,101,000	1,900,611

		4,828,227

Miscellaneous Manufacturer 0.7%
3M Co., 1.375%, 09/29/16	327,000	329,650
General Electric Co., 3.375%, 03/11/24	1,102,000	1,141,336
General Electric Co., 4.125%, 10/09/42	281,000	277,216
General Electric Co., 5.250%, 12/06/17	289,000	313,108

		2,061,310

Oil & Gas 1.5%
BP Capital Markets PLC, 2.248%, 11/01/16	471,000	476,470
Ensco PLC, 4.500%, 10/01/24(e)	115,000	84,954
Ensco PLC, 5.750%, 10/01/44	507,000	350,738
Exxon Mobil Corp., 1.912%, 03/06/20	732,000	736,563
Marathon Petroleum Corp., 3.625%, 09/15/24	113,000	109,204
Marathon Petroleum Corp., 5.000%, 09/15/54	426,000	372,267
Shell International Finance BV, 3.250%, 05/11/25	864,000	854,372

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Core Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Woodside Finance Ltd., 3.650%, 03/05/25(a)	752,000	680,225
Woodside Finance Ltd., 4.600%, 05/10/21(a)	691,000	718,587

		4,383,380

Oil & Gas Services 0.2%
FMC Technologies, Inc., 3.450%, 10/01/22	217,000	202,827
Schlumberger Investment SA, 3.300%, 09/14/21(a)	518,000	529,669

		732,496

Pharmaceuticals 0.6%
AbbVie, Inc., 3.600%, 05/14/25	667,000	657,840
Actavis Funding SCS, 4.750%, 03/15/45	345,000	313,244
Express Scripts Holding Co., 2.650%, 02/15/17	420,000	426,914
Novartis Securities Investment Ltd., 5.125%, 02/10/19	252,000	280,316

		1,678,314

Pipelines 1.0%
Boardwalk Pipelines LP, 4.950%, 12/15/24	172,000	159,317
Columbia Pipeline Group, Inc., 5.800%, 06/01/45(a)	414,000	395,316
Energy Transfer Partners LP, 4.900%, 02/01/24	112,000	106,783
EnLink Midstream Partners LP, 4.150%, 06/01/25	715,000	655,877
EnLink Midstream Partners LP, 4.400%, 04/01/24	110,000	104,727
Enterprise Products Operating LLC, 3.350%, 03/15/23	103,000	99,557
Enterprise Products Operating LLC, 4.850%, 03/15/44	232,000	206,821
Phillips 66 Partners LP, 3.605%, 02/15/25	123,000	112,807
Phillips 66 Partners LP, 4.680%, 02/15/45	154,000	126,790
Western Gas Partners LP, 3.950%, 06/01/25	675,000	632,224
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	515,000	476,375

		3,076,594

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	423,000	407,520

	Shares or Principal Amount($)	Value($)
Real Estate Investment Trust—continued
American Tower Corp., 5.000%, 02/15/24	833,000	875,192
Digital Realty Trust LP, 3.950%, 07/01/22	855,000	854,053

		2,136,765

Retail 0.9%
CVS Health Corp., 5.125%, 07/20/45	440,000	472,979
Home Depot, Inc. (The), 2.625%, 06/01/22	427,000	426,815
Kohl’s Corp., 5.550%, 07/17/45	305,000	298,790
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,328,000	1,326,975

		2,525,559

Semiconductors 1.0%
Analog Devices, Inc., 3.000%, 04/15/16	235,000	237,864
Intel Corp., 1.950%, 10/01/16	380,000	384,526
Intel Corp., 4.900%, 07/29/45	429,000	444,087
TSMC Global Ltd., 1.625%, 04/03/18(a)	1,961,000	1,943,221

		3,009,698

Software 0.5%
Oracle Corp., 1.200%, 10/15/17	319,000	319,537
Oracle Corp., 2.375%, 01/15/19	357,000	363,884
Oracle Corp., 4.125%, 05/15/45	949,000	895,464

		1,578,885

Telecommunication Services 1.9%
AT&T, Inc., 2.375%, 11/27/18	623,000	629,619
AT&T, Inc., 4.350%, 06/15/45	244,000	209,433
AT&T, Inc., 4.750%, 05/15/46	469,000	429,743
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	1,120,000	1,116,064
Cisco Systems, Inc., 2.125%, 03/01/19	539,000	545,760
Cisco Systems, Inc., 5.500%, 02/22/16	467,000	475,975
Crown Castle Towers LLC, 3.222%, 05/15/22(a)	675,000	658,125
Verizon Communications, Inc., 5.012%, 08/21/54	1,849,000	1,682,856

		5,747,575

Transportation 0.4%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,178,000	1,155,435

Total Corporate Bonds (Cost $78,483,341)		78,206,617

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Core Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages 25.4%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	1,015,934	1,075,379
Pool #C91768, 3.500%, 07/01/34	2,154,724	2,275,591
Pool #G01779, 5.000%, 04/01/35	172,954	191,100
Pool #G01838, 5.000%, 07/01/35	38,105	42,095
Pool #G01837, 5.000%, 07/01/35	672,513	743,104
Pool #G03296, 6.000%, 09/01/37	380,706	437,468
Pool #G05326, 5.000%, 02/01/38	170,390	187,669
Pool #G04337, 5.500%, 04/01/38	47,260	52,358
Pool #G08347, 4.500%, 06/01/39	187,472	203,700
Pool #G08353, 4.500%, 07/01/39	238,198	259,018
Pool #G06079, 6.000%, 07/01/39	80,037	90,580
Pool #A89148, 4.000%, 10/01/39	417,744	446,110
Pool #A89384, 4.000%, 10/01/39	77,904	83,194
Pool #G08372, 4.500%, 11/01/39	701,822	763,746
Pool #A93101, 5.000%, 07/01/40	85,230	93,867
Pool #G06061, 4.000%, 10/01/40	601,954	644,376
Pool #A95085, 4.000%, 11/01/40	504,060	538,347
Pool #A95796, 4.000%, 12/01/40	254,506	271,805
Pool #A95822, 4.000%, 12/01/40	657,710	706,942
Pool #A97047, 4.500%, 02/01/41	63,854	69,292
Pool #G08499, 3.000%, 07/01/42	151,680	153,845
Pool #849167, 2.962%, 10/01/43(b)	990,816	1,027,248
Pool #G60165, 3.500%, 02/01/44	1,552,344	1,621,875
Pool #Q29416, 4.000%, 11/01/44	302,566	323,193

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #Q31066, 4.000%, 02/01/45	229,207	245,462
Pool #Q31645, 4.000%, 02/01/45	186,842	199,580

		12,746,944

Federal National Mortgage Association
Pool #AM6855, 3.150%, 11/01/24	90,000	92,988
Pool #AM6979, 3.310%, 11/01/24	378,000	397,742
Pool #AM7760, 3.090%, 01/01/25	735,183	764,812
Pool #AM7820, 3.110%, 01/01/25	930,000	962,566
Pool #AM7981, 2.980%, 02/01/25	743,023	766,608
Pool #AM9272, 2.600%, 06/01/25	941,663	941,196
Pool #AN0081, 3.110%, 10/01/25(d)	952,000	971,335
Pool #AB1763, 4.000%, 11/01/30	131,892	142,170
Pool #AP9592, 3.500%, 10/01/32	1,045,511	1,106,818
Pool #MA1630, 4.000%, 10/01/33	369,280	397,998
Pool #MA1763, 3.500%, 01/01/34	1,088,945	1,150,503
Pool #878094, 6.000%, 04/01/36	953,591	1,088,041
Pool #190370, 6.000%, 06/01/36	346,570	391,828
Pool #890547, 4.000%, 11/01/36	815,120	873,541
Pool #AJ5974, 4.000%, 12/01/36	115,285	123,311
Pool #890248, 6.000%, 08/01/37	103,601	118,165
Pool #889529, 6.000%, 03/01/38	113,904	129,491
Pool #AU4728, 4.000%, 09/01/38	352,215	377,576
Pool #AE0814, 6.000%, 09/01/39	1,790,884	2,022,974
Pool #AC2817, 4.000%, 10/01/39	107,633	114,885
Pool #AX3605, 3.500%, 01/01/40	1,601,827	1,677,218

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Core Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #932441, 4.000%, 01/01/40	1,019,910	1,088,633
Pool #AC9564, 4.500%, 02/01/40	281,043	309,074
Pool #AD9725, 3.500%, 10/01/40	223,351	233,543
Pool #AE3860, 5.000%, 10/01/40	1,743,022	1,934,157
Pool #AE9284, 4.000%, 11/01/40	156,012	166,750
Pool #AE4414, 4.000%, 11/01/40	615,916	658,403
Pool #AE5143, 4.000%, 11/01/40	85,753	91,917
Pool #AB2071, 3.500%, 01/01/41	100,475	105,069
Pool #MA0639, 4.000%, 02/01/41	285,478	305,158
Pool #AL0215, 4.500%, 04/01/41	970,155	1,055,016
Pool #AB3274, 4.500%, 07/01/41	1,363,181	1,493,984
Pool #AB3865, 3.500%, 11/01/41	201,830	211,763
Pool #AT8263, 3.500%, 01/01/42	24,207	25,315
Pool #MA1044, 3.000%, 04/01/42	638,814	650,148
Pool #AB5188, 3.500%, 05/01/42	1,175,420	1,229,250
Pool #AP4613, 4.000%, 08/01/42	462,022	494,645
Pool #AP7874, 3.500%, 10/01/42	348,639	364,607
Pool #AT2016, 3.000%, 04/01/43	706,460	718,199
Pool #AL3657, 3.500%, 06/01/43	713,277	749,385
Pool #AL5939, 3.500%, 09/01/43	2,341,981	2,449,732
Pool #AS3037, 3.500%, 08/01/44	497,083	520,087
Pool #AS3561, 4.500%, 10/01/44	3,554,466	3,864,067
Pool #AY2685, 4.500%, 01/01/45	147,717	161,706
Pool #AX8835, 2.809%, 02/01/45(b)	693,348	713,037

		34,205,411

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Government National Mortgage Association
Pool #AM1086, 4.000%, 09/15/41	479,981	513,133
Pool #711616, 3.500%, 12/15/41	1,180,208	1,242,358
Pool #MA0154, 3.500%, 06/20/42	376,824	396,061
Pool #MA0321, 5.000%, 08/20/42	108,824	119,453
Pool #AE7700, 3.500%, 08/15/43	743,923	781,833
Pool #666413, 4.000%, 09/15/43	281,299	303,222
Pool #MA2681, 5.000%, 03/20/45	511,925	559,122
Pool #AM2789, 3.500%, 04/15/45	396,605	415,438
Pool #AM7472, 3.500%, 05/15/45	124,248	130,813
Pool #AM7541, 3.500%, 05/15/45	164,966	173,230
Pool #AM8201, 4.000%, 05/15/45	159,057	170,843
Pool #AM0226, 4.000%, 05/15/45	5,423,945	5,798,328
Pool #MA2828, 4.500%, 05/20/45	1,175,379	1,265,386
Pool #AN6788, 3.500%, 06/15/45	249,836	261,802
Pool #AM9875, 4.000%, 06/15/45	464,013	500,512
Pool #AN7421, 4.000%, 06/15/45	266,913	285,758
Pool #AM7092, 4.500%, 06/15/45	423,894	461,280
Pool #AC4267, 3.500%, 07/15/45	174,685	183,943
Pool #626960, 3.500%, 07/15/45	1,560,715	1,643,326
Pool #AM8218, 3.500%, 07/15/45	188,437	197,887
Pool #AN6802, 3.500%, 07/15/45	202,386	212,083
Pool #AM8631, 4.000%, 07/15/45	679,132	726,085
Pool #AN5745, 4.000%, 07/15/45	959,885	1,035,484
Pool #AN5764, 4.000%, 07/15/45	386,902	417,401

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Core Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AN5766, 4.000%, 07/15/45	425,425	457,358
Pool #AN5781, 4.000%, 07/15/45	527,461	567,039
Pool #AN6811, 4.000%, 07/15/45	198,390	212,103
Pool #AO3498, 4.000%, 07/15/45	346,081	372,057
Pool #AO3526, 4.000%, 07/15/45	190,420	204,712
Pool #AO3527, 4.000%, 07/15/45	181,512	195,138
Pool #AN5746, 4.000%, 07/15/45	829,909	892,141
Pool #AN9115, 4.000%, 07/15/45	132,645	141,825
Pool #MA2963, 4.500%, 07/20/45	2,952,697	3,179,566
Pool #626970, 3.500%, 08/15/45	613,019	645,495
Pool #AO0509, 3.500%, 08/15/45	1,018,481	1,069,624
Pool #AM9022, 4.000%, 08/15/45	197,734	211,436
Pool #AO3608, 4.000%, 08/15/45	2,009,187	2,160,319
Pool #MA3036, 4.500%, 08/20/45	769,817	829,988

		28,933,582

Total U.S. Government Agency Mortgages (Cost $74,797,086)		75,885,937

U.S. Treasury Obligations 36.2%
U.S. Treasury Bond 4.1%
3.000%, 05/15/45	11,983,000	12,262,911

U.S. Treasury Notes 32.1%
0.375%, 11/15/15	26,603,000	26,609,757
0.625%, 09/30/17(f)	24,424,000	24,412,545
1.500%, 01/31/19	291,000	295,372
1.375%, 02/29/20	12,614,000	12,671,482
2.000%, 08/15/25	31,952,000	31,783,102

		95,772,258

Total U.S. Treasury Obligations (Cost $107,771,102)		108,035,169

	Shares or Principal Amount($)	Value($)
Foreign Government Bond 0.2%
Sovereign 0.2%
Mexico Government International Bond, 5.550%, 01/21/45	446,000	456,593

Total Foreign Government Bond (Cost $459,463)		456,593

Money Market Funds 3.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	10,351,341	10,351,341
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(g)(h)	89,413	89,413

Total Money Market Funds (Cost $10,440,754)		10,440,754

Total Investments (Cost $302,891,039) — 102.0%		304,175,183
Liabilities in excess of other assets — (2.0)%		(5,837,030)

Net Assets — 100.0%		$298,338,153

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.9% of net assets as of September 30, 2015.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(c)	Less than 0.05% of Net Assets.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security or a partial position of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $84,954.

(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(g)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015 (See Note 2(k)).

Investment Abbreviation

MTN	— Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Corporate Bond Fund†

	Shares or Principal Amount($)	Value($)
Corporate Bonds 94.6%
Aerospace/Defense 1.0%
L-3 Communications Corp., 3.950%, 05/28/24	207,000	198,440

Agriculture 1.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	250,000	252,233

Airlines 4.2%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	248,199	264,953
American Airlines Pass Through Trust, Series 2015-2, 3.600%, 09/22/27	128,000	128,474
Delta Air Lines Pass Through Trust, Series 2015-1, 3.625%, 07/30/27	68,000	68,510
Spirit Airlines Pass Through Trust, Series 2015-1, 4.100%, 04/01/28	188,000	189,410
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	155,000	158,487

		809,834

Auto Manufacturers 3.8%
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	387,000	411,608
General Motors Co., 5.200%, 04/01/45	235,000	220,534
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(a)	100,000	99,757

		731,899

Auto Parts & Equipment 2.1%
Lear Corp., 4.750%, 01/15/23	135,000	132,300
Magna International, Inc., 4.150%, 10/01/25	270,000	270,023

		402,323

Banks 13.2%
Bank of America Corp., 1.700%, 08/25/17, MTN	193,000	193,507
Citigroup, Inc., 4.450%, 09/29/27	319,000	317,280
Citigroup, Inc., Series Q, 5.950%(b)(c)	272,000	268,260
Goldman Sachs Group, Inc. (The), Series M, 5.375%(b)(c)	157,000	153,369
ING Bank NV, 1.800%, 03/16/18(a)	200,000	200,289
JPMorgan Chase & Co., 2.250%, 01/23/20	224,000	222,137
KeyCorp, 2.900%, 09/15/20, MTN	138,000	139,032

	Shares or Principal Amount($)	Value($)
Banks—continued
Morgan Stanley, 2.650%, 01/27/20	209,000	209,988
Morgan Stanley, 3.950%, 04/23/27	181,000	174,317
Morgan Stanley, 4.300%, 01/27/45	75,000	71,278
Santander UK Group Holdings PLC, 4.750%, 09/15/25(a)	290,000	287,574
US Bancorp, 3.600%, 09/11/24, MTN	276,000	280,443

		2,517,474

Beverages 2.1%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	392,000	397,267

Biotechnology 1.4%
Biogen, Inc., 5.200%, 09/15/45	124,000	125,122
Celgene Corp., 4.625%, 05/15/44	67,000	63,568
Celgene Corp., 5.000%, 08/15/45	69,000	68,441

		257,131

Commercial Services 4.7%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	215,000	219,258
ERAC USA Finance LLC, 2.800%, 11/01/18(a)	353,000	361,036
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	72,000	66,586
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	221,000	246,787

		893,667

Computers 2.4%
Apple, Inc., 2.850%, 05/06/21	331,000	339,467
Hewlett-Packard Enterprise Co., 6.350%, 10/15/45(a)(d)	116,000	115,921

		455,388

Diversified Financial Services 5.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17	245,000	241,325
Air Lease Corp., 2.625%, 09/04/18	348,000	347,540
Lazard Group LLC, 3.750%, 02/13/25	401,000	382,628
TD Ameritrade Holding Corp., 2.950%, 04/01/22	115,000	115,809

		1,087,302

Electric 2.6%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	91,000	109,577
Exelon Generation Co. LLC, 6.200%, 10/01/17	149,000	161,605

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Corporate Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Electric—continued
FirstEnergy Transmission LLC, 5.450%, 07/15/44	224,000	230,807

		501,989

Food 0.9%
Wesfarmers Ltd., 1.874%, 03/20/18(a)	171,000	171,478

Healthcare-Products 1.3%
Becton Dickinson and Co., 4.685%, 12/15/44	57,000	57,047
Medtronic, Inc., 3.500%, 03/15/25	56,000	57,139
Medtronic, Inc., 4.625%, 03/15/45	128,000	131,981

		246,167

Healthcare-Services 2.2%
Roche Holdings, Inc., 2.250%, 09/30/19(a)	416,000	422,377

Insurance 3.8%
American International Group, Inc., 4.800%, 07/10/45	116,000	118,420
Arch Capital Group US, Inc., 5.144%, 11/01/43	210,000	216,716
AXIS Specialty Finance PLC, 5.150%, 04/01/45	128,000	131,946
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	157,000	167,426
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	92,000	99,146

		733,654

Media 1.5%
CCO Safari II LLC, 6.484%, 10/23/45(a)	138,000	139,221
Comcast Corp., 4.650%, 07/15/42	92,000	94,595
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	54,000	52,964

		286,780

Mining 4.1%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	119,000	98,800
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	354,000	315,274
Barrick North America Finance LLC, 5.750%, 05/01/43	99,000	84,303
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	118,000	119,351
Newmont Mining Corp., 6.250%, 10/01/39	178,000	161,023

		778,751

	Shares or Principal Amount($)	Value($)
Miscellaneous Manufacturer 2.9%
General Electric Co., 3.375%, 03/11/24	253,000	262,031
General Electric Co., 4.125%, 10/09/42	112,000	110,492
General Electric Co., 5.250%, 12/06/17	158,000	171,180

		543,703

Oil & Gas 5.7%
Ensco PLC, 4.500%, 10/01/24(e)	27,000	19,946
Ensco PLC, 5.750%, 10/01/44	72,000	49,809
Exxon Mobil Corp., 1.912%, 03/06/20	183,000	184,141
Marathon Petroleum Corp., 3.625%, 09/15/24	27,000	26,093
Marathon Petroleum Corp., 5.000%, 09/15/54	211,000	184,386
Shell International Finance BV, 3.250%, 05/11/25	244,000	241,281
Woodside Finance Ltd., 3.650%, 03/05/25(a)	96,000	86,837
Woodside Finance Ltd., 4.600%, 05/10/21(a)(f)	277,000	288,058

		1,080,551

Oil & Gas Services 0.2%
FMC Technologies, Inc., 3.450%, 10/01/22	49,000	45,800

Pharmaceuticals 2.9%
AbbVie, Inc., 3.600%, 05/14/25	188,000	185,418
Actavis Funding SCS, 4.750%, 03/15/45	86,000	78,084
Express Scripts Holding Co., 2.650%, 02/15/17	275,000	279,528

		543,030

Pipelines 5.9%
Boardwalk Pipelines LP, 4.950%, 12/15/24	46,000	42,608
Columbia Pipeline Group, Inc., 5.800%, 06/01/45(a)	134,000	127,953
Energy Transfer Partners LP, 4.900%, 02/01/24	24,000	22,882
EnLink Midstream Partners LP, 4.150%, 06/01/25	202,000	185,297
EnLink Midstream Partners LP, 4.400%, 04/01/24	24,000	22,849
Enterprise Products Operating LLC, 3.350%, 03/15/23	25,000	24,164
Enterprise Products Operating LLC, 4.850%, 03/15/44	74,000	65,969

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Corporate Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
Pipelines—continued
NuStar Logistics LP, 4.800%, 09/01/20	300,000	286,500
Phillips 66 Partners LP, 3.605%, 02/15/25	30,000	27,514
Phillips 66 Partners LP, 4.680%, 02/15/45	38,000	31,286
Western Gas Partners LP, 3.950%, 06/01/25(f)	193,000	180,769
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	116,000	107,300

		1,125,091

Real Estate Investment Trust 3.3%
American Tower Corp., 3.500%, 01/31/23	190,000	183,047
American Tower Corp., 5.000%, 02/15/24	215,000	225,890
Digital Realty Trust LP, 3.950%, 07/01/22	220,000	219,756

		628,693

Retail 3.6%
CVS Health Corp., 5.125%, 07/20/45	120,000	128,994
Home Depot, Inc. (The), 2.625%, 06/01/22	122,000	121,947
Kohl’s Corp., 5.550%, 07/17/45	83,000	81,310
Wal-Mart Stores, Inc., 1.950%, 12/15/18	349,000	356,303

		688,554

Semiconductors 1.7%
Intel Corp., 4.900%, 07/29/45	114,000	118,009
TSMC Global Ltd., 1.625%, 04/03/18(a)(f)	200,000	198,187

		316,196

Software 1.4%
Oracle Corp., 4.125%, 05/15/45	278,000	262,317

Telecommunication Services 7.1%
AT&T, Inc., 2.375%, 11/27/18	210,000	212,231
AT&T, Inc., 4.350%, 06/15/45	37,000	31,758
AT&T, Inc., 4.750%, 05/15/46	165,000	151,189
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	254,000	253,108
Cisco Systems, Inc., 2.125%, 03/01/19	150,000	151,881
Verizon Communications, Inc., 5.012%, 08/21/54	598,000	544,266

		1,344,433

	Shares or Principal Amount($)	Value($)
Transportation 1.6%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	319,000	312,890

Total Corporate Bonds (Cost $18,343,721)		18,035,412

Money Market Funds 5.3%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	984,120	984,120
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(g)(h)	20,993	20,993

Total Money Market Funds (Cost $1,005,113)		1,005,113

Total Investments (Cost $19,348,834) — 99.9%		19,040,525
Other assets in excess of liabilities — 0.1%		24,934

Net Assets — 100.0%		$19,065,459

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 21.8% of net assets as of September 30, 2015.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(c)	Perpetual maturity.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security or a partial position of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $19,946.

(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(g)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015 (See Note 2(k)).

Investment Abbreviation

MTN — Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 89.9%
Aerospace 2.9%
Air Canada, 2015 Term Loan B, 4.000%, 09/26/19(a)(b)	25,782,586	25,718,130
AM General LLC, Term Loan B, 10.250%, 03/22/18(b)(c)	15,465,857	12,785,160
American Airlines, Inc., New Term Loan, 3.250%, 06/26/20(a)(b)	20,604,066	20,377,422
BE Aerospace, Inc., 2014 Term Loan B, 4.000%, 12/16/21(a)(b)	10,329,382	10,326,180
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.250%, 07/07/22(a)(b)	2,705,000	2,705,000
TASC, Inc., 2014 Term Loan B, 6.327%-8.250%, 05/30/20(a)(b)	16,882,068	16,882,068
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(a)(b)	8,960,000	9,027,200
Transdigm, Inc., 2015 Term Loan E, 3.500%, 05/14/22(a)(b)	20,561,666	20,223,221
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	22,391,410	22,087,558
Transdigm, Inc., Term Loan D, 3.750%, 06/04/21(a)(b)	8,922,062	8,802,596
US Airways Group, Inc., New Term Loan B1, 3.500%, 05/23/19(a)(b)	13,650,608	13,584,812
WP CPP Holdings, LLC, Term Loan B3, 4.500%, 12/28/19(a)(b)	6,688,416	6,579,729
WP CPP Holdings, LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(a)(b)	1,413,475	1,378,138
Wyle Services Corp., New Term Loan B, 5.000%, 05/21/21(a)(b)	4,696,000	4,660,780

		175,137,994

Broadcasting 4.9%
Block Communications, Inc., 2015 Term Loan B, 4.000%, 11/07/21(a)(b)	3,910,500	3,915,388

	Shares or Principal Amount($)	Value($)
Broadcasting—continued
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(a)(b)	24,116,030	20,136,885
iHeartCommunications, Inc., Term Loan D, 6.944%, 01/30/19(a)(b)	87,560,459	72,456,280
iHeartCommunications, Inc., USD Extended Term Loan E, 7.694%, 07/30/19(a)(b)(d)	90,472,285	75,318,177
Media General, Inc., Term Loan B, 4.000%, 07/31/20(a)(b)	14,618,882	14,481,903
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	4,626,644	4,554,376
Tribune Media Co., Term Loan, 3.750%, 12/27/20(a)(b)	35,621,304	35,280,052
Univision Communications, Inc., Term Loan C3, 4.000%, 03/01/20(a)(b)	35,209,897	34,951,457
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(a)(b)	32,604,725	32,370,297

		293,464,815

Cable/Wireless Video 7.8%
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	23,688,616	23,348,211
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)	25,568,533	25,233,074
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/03/21(a)(b)	3,871,820	3,803,095
Charter Communications Operating LLC, Term Loan H, 3.250%, 08/24/21(a)(b)	8,760,000	8,707,090
Charter Communications Operating LLC, Term Loan I, 3.500%, 01/24/23(a)(b)	33,290,000	33,088,928
CSC Holdings, Inc., 2015 Term Loan B, 09/21/22(a)(d)(e)	17,935,000	17,818,422

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Cable/Wireless Video—continued
CSC Holdings, Inc., New Term Loan B, 2.694%, 04/17/20(a)(b)	25,082,872	24,890,737
Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 06/30/19(a)(b)	40,098,549	38,965,765
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)	15,060,000	14,580,038
Liberty Cablevision of Puerto Rico LLC, 2014 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)	5,945,000	5,796,375
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	12,309,055	12,083,430
MCC Iowa LLC, Term Loan J, 3.750%, 06/30/21(a)(b)	1,767,625	1,758,345
MCC Iowa LLC, Term Loan G, 4.000%, 01/20/20(a)(b)	24,804,091	24,729,678
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)	32,274,625	31,367,063
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	25,166,632	24,663,299
Virgin Media Investment Holdings Ltd., USD Term Loan F, 3.500%, 06/30/23(a)(b)	44,273,621	43,582,067
Ziggo Financing Partnership, USD Term Loan B1, 3.500%, 01/15/22(a)(b)	47,144,174	46,224,863
Ziggo Financing Partnership, USD Term Loan B2A, 3.500%, 01/15/22(a)(b)	30,380,596	29,788,174
Ziggo Financing Partnership, USD Term Loan B3, 3.500%, 01/15/22(a)(b)	49,965,230	48,990,908

		459,419,562

Chemicals 2.8%
Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3.750%, 02/01/20(a)(b)	10,740,454	10,634,983

	Shares or Principal Amount($)	Value($)
Chemicals—continued
Chemours Company (The), Term Loan B, 3.750%, 05/12/22(a)(b)	10,074,750	8,815,406
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(a)(b)	14,122,486	13,910,649
Ineos Group Holdings S.A., US 2020 Term Loan, 3.750%, 12/15/20(a)(b)	59,383,736	57,453,764
Ineos US Finance LLC, 2015 USD Term Loan, 4.250%, 03/31/22(a)(b)	5,198,862	5,036,397
MacDermid, Inc., USD 1st Lien Term Loan, 4.500%, 06/07/20(a)(b)	11,336,844	10,963,635
Minerals Technologies, Inc., 2015 Term Loan B, 3.750%, 05/09/21(a)(b)	8,704,533	8,639,249
Minerals Technologies, Inc., Fixed Rate Term Loan, 4.750%, 05/09/21(a)(b)	3,580,000	3,575,525
Polymer Group, Inc., 1st Lien Term Loan, 5.250%, 12/19/19(a)(b)	10,220,809	10,214,472
Styrolution US Holding LLC, USD Term Loan B, 6.500%, 11/07/19(a)(b)	23,512,325	23,365,373
Trinseo Materials Operating S.C.A., Term Loan B, 4.250%, 11/05/21(a)(b)	4,403,963	4,363,578
Univar Inc., 2015 Term Loan, 4.250%, 07/01/22(a)(b)	8,950,000	8,769,568

		165,742,599

Consumer Durables 0.1%
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19(a)(b)	5,804,295	5,789,784

Consumer Non-Durables 0.6%
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	10,850,250	10,372,839
Jarden Corp., Add-On Term Loan B1, 2.944%, 09/30/20(a)(b)	4,373,842	4,379,310
Jarden Corp., 2015 Term Loan B2, 2.944%, 07/30/22(a)(b)	2,000,000	1,996,660

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Consumer Non-Durables—continued
Libbey Glass, Inc., Term Loan B, 3.750%, 04/09/21(a)(b)	6,117,563	6,094,622
Party City Holdings, Inc., 2015 Term Loan B, 4.250%, 08/19/22(a)(b)	7,935,000	7,913,179
Spectrum Brands, Inc., USD Term Loan, 3.750%, 06/23/22(a)(b)	6,363,087	6,379,885

		37,136,495

Diversified Media 6.7%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(a)(b)	7,775,843	7,272,824
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(a)(b)	5,211,375	5,055,034
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 08/13/21(a)(b)	10,533,277	10,158,081
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	15,875,402	14,744,279
Eden Bidco Ltd., USD Term Loan B, 6.000%, 04/28/22(a)(b)	6,952,575	6,923,583
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(a)(b)	6,883,217	6,848,801
EMI Music Publishing Ltd., 2015 Term Loan, 4.000%, 07/03/22(a)(b)	3,535,000	3,514,674
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.577%, 06/30/17(a)(b)	29,792,441	29,597,002
Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 08/04/19(a)(b)	32,322,955	32,185,583
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	95,767,748	95,408,619
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.000%, 05/31/21(a)(b)	3,551,100	3,506,711

	Shares or Principal Amount($)	Value($)
Diversified Media—continued
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(a)(b)	7,094,194	7,079,438
Lions Gate Entertainment Corp., 2015 2nd Lien Term Loan, 5.000%, 03/17/22(a)(b)	14,085,000	14,102,606
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/16/20(a)(b)	12,536,372	12,489,361
McGraw-Hill Global Education Holdings, LLC, 2015 Term Loan B, 4.750%, 03/22/19(a)(b)	3,586,810	3,588,316
Merrill Communications, LLC, 2015 Term Loan, 6.250%, 06/01/22(a)(b)	8,707,612	8,642,305
Regal Cinemas Corp., 2015 Term Loan, 3.750%, 04/01/22(a)(b)	8,374,013	8,373,929
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(a)(b)	7,741,988	7,556,180
TWCC Holding Corp., Extended Term Loan, 5.750%, 02/11/20(a)(b)(d)	7,044,949	6,993,873
Village Roadshow Films (BVI) Ltd., Term Loan B, 5.750%, 11/21/17(a)(b)	25,262,156	25,009,535
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.250%, 05/06/21(a)(b)	57,349,062	56,990,631
William Morris Endeavor Entertainment, LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(a)(b)	8,855,000	8,390,112
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	30,179,100	29,554,091

		403,985,568

Energy 5.8%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	17,882,705	17,703,878
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	7,640,163	6,494,139

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Energy—continued
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.500%, 05/12/21(b)(c)	10,390,000	8,532,787
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(a)(b)(d)	42,606,286	41,887,518
Citgo Petroleum Corp., New Term Loan B, 4.500%, 07/29/21(a)(b)	4,768,475	4,725,273
CJ Holding Co., Term Loan B1, 6.500%, 03/23/20(a)(b)(d)	6,139,574	4,236,306
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	39,022,122	22,860,330
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	21,992,658	20,810,553
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(a)(b)	62,865,000	60,552,197
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	13,238,964	12,295,688
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(b)	15,936,000	4,828,608
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	7,457,128	7,419,843
HGIM Corp., Term Loan B, 5.500%-6.750%, 06/18/20(a)(b)	25,528,099	16,452,860
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/13/20(a)(b)	6,191,129	4,921,947
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	3,322,718	3,098,434
Obsidian Holdings LLC, Term Loan A, 6.750%, 11/02/15(b)	138,127	137,436
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	1,426,526	1,419,394
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(b)(c)	16,590,271	5,350,362

	Shares or Principal Amount($)	Value($)
Energy—continued
Offshore Group Investment Ltd., Term Loan B, 5.750%, 03/28/19(b)(c)	6,898,112	2,177,803
Osum Productions Corp., Term Loan, 6.500%, 07/28/20(b)(c)	1,309,212	1,060,461
Pacific Drilling SA, Term Loan B, 4.500%, 06/03/18(a)(b)	7,545,605	4,443,833
Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 03/19/21(b)(c)	7,003,878	5,174,115
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	14,792,277	14,607,374
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/30/19(a)(b)	4,407,070	3,959,003
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(a)(b)	29,051,275	17,527,506
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(b)(c)	7,015,434	5,214,782
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(b)(c)	975,898	725,414
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(b)(c)	363,956	270,540
Southcross Holdings Borrower LP, Term Loan B, 6.000%, 08/04/21(a)(b)	4,394,375	3,200,555
Stonewall Gas Gathering LLC, Term Loan B, 8.750%, 01/28/22(a)(b)	9,978,591	9,891,278
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	56,810,000	25,091,273
Veresen Midstream Ltd. Partnership, Term Loan B1, 5.250%, 03/31/22(a)(b)	2,328,300	2,310,838
Western Refining, Inc., Term Loan B, 4.250%, 11/12/20(a)(b)	10,063,531	10,006,974

		349,389,302

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Financial 1.5%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.500%, 08/12/22(a)(b)	8,743,088	8,617,449
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(a)(b)	8,506,400	8,458,594
Clipper Acquisitions Corp., New Term Loan B, 3.000%, 02/06/20(a)(b)	2,997,626	2,937,673
Duff & Phelps Investment Management Company, 2015 2nd Lien Term Loan, 9.500%, 08/13/21(a)(b)	2,690,000	2,663,100
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(a)(b)	6,751,947	6,659,107
Hub International Ltd., Term Loan B, 4.000%, 10/02/20(a)(b)	10,372,607	10,123,042
Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 04/29/22(a)(b)	4,368,050	4,362,590
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(a)(b)	3,841,554	3,918,385
RCS Capital Corp., 1st Lien Term Loan, 7.500%, 04/29/19(a)(b)	12,122,563	11,213,370
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	11,177,915	10,989,344
USI, Inc., Term Loan B, 4.250%, 12/27/19(a)(b)	12,328,339	12,184,467
Victory Capital Management, Inc., Term Loan B, 7.000%, 10/31/21(a)(b)	5,866,250	5,690,263

		87,817,384

Food and Drug 1.8%
Albertsons, LLC, Term Loan B3, 5.000%, 08/25/19(a)(b)	7,375,875	7,367,688
Albertsons, LLC, Term Loan B2, 5.375%, 03/21/19(a)(b)	28,313,401	28,301,509
Albertsons, LLC, Term Loan B4, 5.500%, 08/25/21(a)(b)	2,615,704	2,614,082

	Shares or Principal Amount($)	Value($)
Food and Drug—continued
New Albertson’s, Inc., Revolver, 01/24/19(a)(d)(e)	10,000,000	9,875,000
New Albertson’s, Inc., Term Loan, 4.750%, 06/27/21(a)(b)	12,345,300	12,320,609
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	13,350,000	13,350,000
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	15,855,000	16,013,550
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(a)(b)	19,656,596	19,664,852

		109,507,290

Food/Tobacco 1.1%
1011778 B.C. UnLtd. Liability Co., 2015 Term Loan B, 3.750%, 12/12/21(a)(b)	19,111,759	19,011,422
Hostess Brands, LLC, 1st Lien Term Loan, 4.500%, 08/03/22(a)(b)	10,510,000	10,513,153
Hostess Brands, LLC, 2nd Lien Term Loan, 8.500%, 08/03/23(a)(b)	3,545,000	3,540,569
JBS USA, LLC, 2015 Term Loan B, 1.500%, 08/06/22(a)(b)	6,595,000	6,592,164
JBS USA, LLC, Incremental Term Loan, 3.750%, 09/18/20(a)(b)	10,956,400	10,892,524
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	7,514,709	7,509,073
Post Holdings, Inc., Series A Incremental Term Loan, 3.750%, 06/02/21(a)(b)	4,512,966	4,509,582

		62,568,487

Forest Prod/Containers 2.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/19(a)(b)	7,244,675	7,206,206
Berry Plastics Holding Corporation, Term Loan D, 3.500%, 02/08/20(a)(b)(d)	70,306,743	69,592,427
Caraustar Industries, Inc., Term Loan B, 8.000%, 05/01/19(a)(b)	9,446,192	9,408,407

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Forest Prod/Containers—continued
CD&R Millennium Holdco 6 S.A.R.L., USD 2nd Lien Term Loan, 8.750%, 07/31/22(a)(b)	3,610,000	3,547,944
Onex Wizard US Acquisition, Inc., USD Term Loan, 4.250%, 03/13/22(a)(b)	3,940,200	3,929,522
Owens-Illinois Inc., Term Loan B, 3.500%, 08/06/22(a)(b)	3,526,163	3,534,978
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.500%, 12/01/18(a)(b)	21,926,043	21,921,000
Signode Industrial Group US, Inc., USD Term Loan B, 3.750%, 05/01/21(a)(b)	9,356,808	9,274,936

		128,415,420

Gaming/Leisure 7.2%
Amaya Holdings B.V., 1st Lien Term Loan, 5.000%, 08/01/21(a)(b)	17,554,114	17,246,917
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	9,741,650	9,636,148
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	5,870,910	5,863,571
Caesars Entertainment Operating Co., Term Loan B4, 10/31/16(a)(b)(f)	4,726,001	4,404,633
Caesars Entertainment Operating Co., Term Loan B7, 01/28/18(a)(b)(f)	18,571,675	16,714,508
Caesars Entertainment Operating Company, Extended Term Loan B6, 03/01/17(a)(b)(f)	78,576,845	72,487,139
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/11/20(a)(b)	46,177,722	42,945,282
ClubCorp Club Operations, Inc., 2015 Term Loan, 4.250%, 06/24/20(a)(b)	4,895,000	4,888,881
Diamond Resorts Corp., New Term Loan, 5.500%, 05/09/21(a)(b)	9,910,200	9,873,037

	Shares or Principal Amount($)	Value($)
Gaming/Leisure—continued
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(a)(b)	15,154,167	15,035,813
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/27/20(a)(b)	6,565,000	6,532,175
Global Cash Access, LLC, New Term Loan B, 6.250%, 12/18/20(a)(b)	8,741,875	8,730,948
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/20(a)(b)	113,523,619	113,144,450
La Quinta Intermediate Holdings LLC, Term Loan B, 3.750%, 04/14/21(a)(b)	15,182,636	15,030,810
LTF Merger Sub, Inc., Term Loan B, 4.250%, 06/10/22(a)(b)	10,543,575	10,488,643
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 06/15/18(a)(b)	8,891,625	8,844,410
NCL Corp. Ltd., Term Loan B, 4.000%, 11/19/21(a)(b)	3,796,313	3,786,822
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/09/19(a)(b)	6,090,700	6,056,470
Scientific Games International, Inc., 2014 Term Loan B1, 6.000%, 10/18/20(a)(b)	56,717,184	55,916,904
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	4,451,876	4,463,006

		432,090,567

Healthcare 7.3%
21st Century Oncology Holdings, Inc., Term Loan, 6.500%, 04/30/22(a)(b)	2,992,500	2,835,394
Alere, Inc., 2015 Term Loan A, 3.200%-5.250%, 06/03/20(a)(b)	7,070,500	7,029,279
Allscripts Healthcare Solutions, Inc., Term Loan A, 5.000%, 06/28/18(a)(b)	8,341,858	8,321,003

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Healthcare—continued
Ardent Legacy Acquisitions, Inc., 2015 Term Loan B, 6.500%, 07/21/21(a)(b)	4,385,000	4,390,481
CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 07/01/21(a)(b)	1,984,962	1,972,556
Community Health Care Systems, Inc., New Term Loan A, 2.575%, 01/22/19(a)(b)	8,750,000	8,678,162
Community Health Systems, Inc., Term Loan F, 3.575%, 12/31/18(a)(b)	29,039,792	28,983,745
Community Health Systems, Inc., Term Loan G, 3.750%, 12/31/19(a)(b)	14,941,951	14,909,228
Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21(a)(b)	23,914,713	23,908,734
Convatec, Inc., USD Term Loan, 4.250%, 06/15/20(a)(b)	9,815,400	9,778,592
DPx Holdings B.V., 2014 USD Incremental Term Loan, 4.250%, 03/11/21(a)(b)	19,908,000	19,522,382
Emdeon Business Services LLC, Term Loan B2, 3.750%, 11/02/18(a)(b)	6,114,322	6,073,540
Endo Luxembourg Finance Co. I S.A R.L., 2015 Term Loan B, 3.750%, 06/11/22(a)(b)	31,685,000	31,556,359
eResearchTechnology, Inc., Term Loan B, 5.500%, 05/08/22(a)(b)	5,316,675	5,290,092
Genoa, a QoL Healthcare Company, LLC, 2nd Lien Term Loan, 8.750%, 04/30/23(a)(b)	945,000	940,275
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.194%, 02/27/21(a)(b)	19,371,973	19,357,057
Halyard Health, Inc., Term Loan B, 4.000%, 11/01/21(a)(b)	5,592,358	5,595,154

	Shares or Principal Amount($)	Value($)
Healthcare—continued
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(a)(b)	5,989,115	5,955,457
Indivior Finance S.A.R.L., USD Term Loan B, 7.000%, 12/19/19(a)(b)	9,813,397	9,224,593
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	11,200,000	11,207,056
Kindred Healthcare, Inc., New Term Loan, 4.250%, 04/09/21(a)(b)	8,684,045	8,636,978
Kinetic Concepts, Inc., USD Term Loan E1, 4.500%, 05/04/18(a)(b)	4,823,182	4,807,121
MPH Acquisition Holdings LLC, Term Loan, 3.750%, 03/31/21(a)(b)	22,460,615	22,163,012
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)	12,741,471	12,765,425
RCHP, Inc., 1st Lien Term Loan, 5.250%, 04/23/19(a)(b)	17,610,693	17,390,559
RCHP, Inc., 2nd Lien Term Loan, 10.500%, 10/23/19(a)(b)	1,790,000	1,794,475
RPI Finance Trust, Term Loan B4, 3.500%, 11/09/20(a)(b)	28,077,765	27,955,065
Surgical Care Affiliates, Inc., Term Loan B, 4.250%, 03/17/22(a)(b)	1,990,000	1,982,537
Valeant Pharmaceuticals International, Term Loan B F1, 4.000%, 04/01/22(a)(b)	54,710,075	54,088,021
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B, 3.750%, 08/05/20(a)(b)	28,031,878	27,583,368
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(a)(b)	20,214,218	19,882,503
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.500%, 02/13/19(a)(b)	12,648,897	12,437,660

		437,015,863

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Housing 1.3%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	13,276,362	13,154,618
Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 08/28/20(a)(b)	8,791,417	8,736,470
DTZ U.S. Borrower, LLC, 2015 1st Lien Term Loan, 4.250%, 11/04/21(a)(b)(d)	32,144,338	31,772,749
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	10,715,492	10,639,626
Realogy Corp., New Term Loan B, 3.750%, 03/05/20(a)(b)	12,540,188	12,501,063

		76,804,526

Information Technology 5.5%
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/20(a)(b)	6,617,123	6,545,460
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)	10,487,334	10,398,821
Arris Group, Inc., 2015 Term Loan B, 3.250%, 04/17/20(a)(b)	9,910,008	9,864,620
Avago Technologies Cayman Ltd., USD Term Loan B, 3.750%, 05/06/21(a)(b)	11,766,331	11,749,152
Avaya, Inc., Term Loan B7, 6.250%, 05/29/20(a)(b)	59,338,598	46,358,280
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	9,557,913	8,291,489
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	9,103,243	9,041,796
CDW LLC, New Term Loan, 3.250%, 04/29/20(a)(b)	19,978,886	19,782,694
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	6,671,809	5,337,447
Dell International LLC, USD Term Loan B2, 4.000%, 04/29/20(a)(b)	47,349,054	47,082,952
FIDJI Luxembourg (BC4) S.A.R.L., Initial Term Loan, 6.250%, 12/24/20(a)(b)	3,988,024	3,971,394

	Shares or Principal Amount($)	Value($)
Information Technology—continued
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	7,551,377	7,289,419
Infor (US), Inc., USD Term Loan B5, 3.750%, 06/03/20(a)(b)	18,394,959	17,777,992
Internap Corp., Term Loan, 6.000%, 11/26/19(a)(b)	8,010,592	7,970,539
iParadigms Holdings, LLC, 1st Lien Term Loan, 5.000%, 07/30/21(a)(b)	3,212,550	3,172,393
IPC Corp., 2015 Term Loan B, 5.500%, 08/06/21(a)(b)	5,248,625	5,174,252
Nuance Communications, Inc., Term Loan C, 2.950%, 08/07/19(a)(b)	5,082,777	5,041,504
Presidio, Inc., Refinance Term Loan, 5.250%, 02/02/22(a)(b)	10,845,915	10,808,605
Riverbed Technology, Inc., Term Loan B, 6.000%, 04/24/22(a)(b)	12,681,275	12,681,275
Semiconductor Components Industries, LLC, Term Loan A, 2.034%, 01/02/18(b)(c)	33,810,917	32,965,644
Sophia, L.P., 2015 Term Loan B, 09/10/22(a)(d)(e)	5,700,000	5,683,983
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(a)(b)	6,734,000	6,666,660
SS&C Technologies, Inc., 2015 Term Loan B1, 4.000%, 07/08/22(a)(b)	3,857,489	3,859,919
SS&C Technologies, Inc., 2015 Term Loan B2, 4.000%, 07/08/22(a)(b)	610,224	610,609
TTM Technologies, Inc., 1st Lien Term Loan, 6.000%, 05/31/21(a)(b)	9,770,000	9,086,100
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/19(a)(b)	4,840,598	4,831,546
Zebra Technologies Corp., Term Loan B, 4.750%, 10/27/21(a)(b)	18,752,318	18,837,454

		330,881,999

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Manufacturing 0.7%
Doosan Infracore International, Inc., Term Loan B, 4.500%, 05/28/21(a)(b)	6,607,632	6,610,407
Dynacast International LLC, Term Loan B, 4.500%, 01/28/22(a)(b)	6,935,150	6,891,805
LTI Holdings, Inc., 2nd Lien Term Loan, 10.250%, 04/16/23(a)(b)	2,325,000	2,262,992
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(a)(b)	11,646,135	11,602,462
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(a)(b)	6,971,493	6,785,563
UTEX Industries, Inc., 1st Lien Term Loan 2014, 5.000%, 05/22/21(a)(b)	9,553,191	8,203,803

		42,357,032

Metals/Minerals 2.2%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(a)(b)	8,749,250	8,333,661
Atkore International, Inc., 2nd Lien Term Loan, 7.750%, 10/09/21(a)(b)	2,000,000	1,837,500
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(b)(c)	8,763,342	2,921,085
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(b)	115,467,227	94,178,534
Novelis, Inc., 2015 Term Loan B, 4.250%-4.000%, 06/02/22(a)(b)	26,796,977	26,328,030

		133,598,810

Retail 7.6%
BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 03/26/20(a)(b)	9,484,201	9,369,632
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	36,765,678	36,673,763
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	17,805,000	17,879,247

	Shares or Principal Amount($)	Value($)
Retail—continued
CWGS Group, LLC, Term Loan, 5.250%, 02/20/20(a)(b)	15,359,658	15,327,710
Dollar Tree, Inc., Term Loan B1, 3.500%, 07/06/22(a)(b)	50,105,000	50,097,985
Dollar Tree, Inc., Term Loan B2, 4.250%, 07/06/22(a)(b)	25,055,000	25,054,749
HMK Intermediate Holdings LLC, Term Loan, 5.000%, 03/30/19(a)(b)	8,550,211	8,539,523
Hudson’s Bay Co., 2015 Term Loan B, 08/10/22(a)(d)(e)	31,060,000	31,146,968
J Crew Group, Inc., New Term Loan B, 4.000%, 03/05/21(a)(b)	22,406,073	17,296,592
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	54,432,203	54,058,253
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	14,177,323	13,929,220
Kate Spade & Co., Term Loan B, 4.000%, 04/09/21(a)(b)	6,573,600	6,512,794
Michaels Stores, Inc., Term Loan B, 3.750%, 01/28/20(a)(b)	12,438,688	12,409,830
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/20(a)(b)	13,447,126	13,143,355
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	8,463,083	8,447,934
PetSmart, Inc., Term Loan B, 4.250%, 03/11/22(a)(b)	31,221,750	31,140,574
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	35,546,032	34,912,958
Staples, Inc., Term Loan B, 04/07/21(a)(d)(e)	10,600,000	10,537,778
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	30,010,126	27,309,215
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	928,800	715,176

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Retail—continued
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.250%, 10/24/19(a)(b)	3,404,464	3,387,442
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.250%, 10/24/19(a)(b)	2,745,536	2,731,808
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	25,347,031	22,210,336

		452,832,842

Service 7.4%
4L Holdings LLC, 1st Lien Term Loan, 5.500%-6.750%, 05/08/20(a)(b)	1,560,813	1,482,773
ADS Waste Holdings, Inc., New Term Loan, 3.750%, 10/09/19(a)(b)	18,194,481	17,904,461
Asurion LLC, New Term Loan B2, 4.250%, 07/08/20(a)(b)	38,376,650	35,895,983
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	22,072,850	21,018,872
Asurion LLC, Term Loan B4, 5.000%, 08/04/22(a)(b)	45,909,938	43,305,926
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	44,086,489	39,501,494
Digital River, Inc., 1st Lien Term Loan, 7.500%, 02/12/21(a)(b)	5,709,094	5,687,685
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	13,134,443	13,052,352
Evertec Group, LLC, New Term Loan A, 2.466%, 04/17/18(a)(b)	16,898,000	16,081,320
Evertec Group, LLC, New Term Loan B, 3.250%, 04/17/20(a)(b)	4,519,508	4,364,173
First Data Corp., New 2018 Extended Term Loan, 3.696%, 03/24/18(a)(b)	83,312,214	82,557,405
First Data Corp., New 2018 Term Loan, 3.696%, 09/24/18(a)(b)	38,273,139	37,871,271
First Data Corp., 2015 USD Term Loan, 3.946%, 07/08/22(a)(b)	4,060,000	4,038,685

	Shares or Principal Amount($)	Value($)
Service—continued
First Data Corp., Extended 2021 Term Loan, 4.196%, 03/24/21(a)(b)	15,485,325	15,446,611
IQOR US, Inc., Term Loan B, 6.000%, 04/01/21(b)(c)	29,015,957	23,502,925
LS Newco Pty Ltd., USD Term Loan B, 5.500%, 05/21/22(a)(b)	2,106,250	2,111,516
PODS, LLC, 1st Lien Term Loan, 4.500%, 02/02/22(a)(b)	3,507,377	3,463,535
PODS, LLC, 2nd Lien Term Loan, 9.250%, 02/02/23(a)(b)	2,000,000	2,010,000
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.500%, 07/01/19(a)(b)	2,730,381	2,737,207
RedTop Luxembourg S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 06/03/21(a)(b)	5,279,600	5,237,786
RedTop Luxembourg S.A.R.L., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	6,040,975	6,052,332
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)	24,822,520	24,411,459
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	9,490,000	8,896,875
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	8,334,693	8,162,831
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.250%, 06/30/22(a)(b)	3,294,254	3,281,901
TransUnion, LLC, Term Loan B2, 3.500%, 04/09/21(a)(b)	8,044,167	7,953,670
Travelport Finance (Luxembourg) S.A.R.L., 2014 Term Loan B, 5.750%, 09/02/21(a)(b)	8,833,250	8,783,607

		444,814,655

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunications 6.1%
Altice Financing SA, USD Term Loan, 5.250%, 02/04/22(a)(b)	4,418,925	4,391,307
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/02/19(a)(b)	76,544,353	76,391,265
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	13,449,860	13,388,259
Frontier Communications Corp., Unsecured Term Loan, 2.575%, 10/14/16(a)(b)	3,183,064	3,151,234
Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 08/14/20(a)(b)	7,868,789	7,814,731
Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 05/31/22(a)(b)	1,000,000	990,830
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	12,285,000	12,272,715
Level 3 Financing, Inc., 2013 Term Loan B, 4.000%, 01/15/20(a)(b)	94,720,000	94,364,800
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(a)(b)	23,390,321	22,922,514
Numericable Group SA, USD Term Loan B5, 4.000%, 07/31/22(a)(b)	6,130,000	6,004,335
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	32,594,005	32,363,240
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	37,674,995	37,408,256
Telx Group, Inc. (The), 1st Lien Term Loan, 4.500%, 04/09/20(a)(b)	13,987,938	13,929,608
Telx Group, Inc. (The), 2nd Lien Term Loan, 7.500%, 04/09/21(a)(b)	2,000,000	1,999,160
Zayo Group LLC, PIK, Term Loan B, 3.750%, 05/06/21(a)(b)	40,818,360	40,526,100

		367,918,354

Transportation 1.9%
Chrysler Group LLC, 2018 Term Loan B, 3.250%, 12/31/18(a)(b)	19,194,573	19,002,628

	Shares or Principal Amount($)	Value($)
Transportation—continued
Chrysler Group LLC, New Term Loan B, 3.500%, 05/24/17(a)(b)	20,440,426	20,328,004
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	12,913,875	12,687,882
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(a)(b)	6,996,438	6,943,964
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	6,051,262	5,831,904
MPG Holdco I, Inc., USD Term Loan B, 3.750%, 10/20/21(a)(b)	6,501,080	6,453,687
Navios Maritime Midstream Partners L.P., Term Loan B, 5.500%, 06/18/20(a)(b)	2,703,225	2,682,951
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	12,907,372	12,802,564
Quality Distribution, Inc., 1st Lien Term Loan, 5.750%, 08/18/22(a)(b)	5,260,000	5,172,316
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	9,815,243	9,594,400
Visteon Corp., Delayed Draw Term Loan B, 3.500%, 04/09/21(a)(b)	7,746,667	7,693,447
Wabash National Corp., 2015 Term Loan B, 4.250%, 03/16/22(a)(b)	6,129,200	6,133,061

		115,326,808

Utility 3.4%
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/15/20(a)(b)	18,940,270	17,614,451
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(a)(b)	22,462,950	21,856,450
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	12,489,463	12,157,119
Calpine Corp., Term Loan B5, 3.500%, 05/27/22(a)(b)	16,124,588	15,846,922

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Utility—continued
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	32,693,277	32,597,813
Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/20(a)(b)	9,027,469	9,002,102
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(a)(b)	15,152,246	14,167,350
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(a)(b)	1,111,304	1,039,070
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.500%, 11/13/21(a)(b)	4,475,000	4,396,687
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(a)(b)	19,480,168	17,207,417
Lonestart Generation LLC, Term Loan B, 5.250%, 02/20/21(b)(c)	6,847,486	5,683,413
Longview Power LLC, Term Loan B, 7.000%, 04/13/21(a)(b)	3,271,800	3,239,082
Panda Temple II Power LLC, New Term Loan B, 7.250%, 04/03/19(a)(b)	4,685,000	4,146,225
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	15,210,728	15,007,969
Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)(b)	7,890,000	7,495,500
Terra-Gen Finance Company, LLC, Term Loan B, 5.250%, 12/09/21(a)(b)	3,718,830	3,607,265
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	22,409,793	21,037,193

		206,102,028

Wireless Communications 1.2%
Aircell Business Aviation Services, LLC, Term Loan B2, 7.500%, 03/21/18(a)(b)	5,430,468	5,430,468
Crown Castle Operating Co., Term Loan B2, 3.000%, 01/31/21(a)(b)	9,056,509	9,018,472

	Shares or Principal Amount($)	Value($)
Wireless Communications—continued
GOGO LLC, Term Loan, 11.250%, 06/21/17(a)(b)	17,978,516	18,607,764
Lightsquared LP, Term Loan B, 01/01/16(b)(c)(f)(g)	7,236,851	11,217,119
NTELOS, Inc., New Term Loan B, 5.750%, 11/09/19(a)(b)	21,271,502	21,205,135
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	1,113,013	1,001,712
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	8,182,042	7,455,886

		73,936,556

Total Bank Loans (Cost $5,635,506,083)		5,392,054,740

Corporate Bonds 5.7%
Auto Manufacturers 0.0%(a)(h)
General Motors Co. Escrow, 7.200%(c)(f)(i)(j)	10,000,000	—
General Motors Co. Escrow, 8.375%(c)(f)(i)(j)	10,000,000	—

		—

Chemicals 0.2%
Blue Cube Spinco, Inc., 9.750%, 10/15/23(a)(d)	5,000,000	5,200,000
Blue Cube Spinco, Inc., 10.000%, 10/15/25(a)(d)	5,000,000	5,193,750

		10,393,750

Commercial Services 0.1%
Harland Clarke Holdings Corp., 9.250%, 03/01/21(a)	5,330,000	4,430,563
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	3,715,000	3,826,450

		8,257,013

Electric 0.6%
GenOn Energy, Inc., 9.875%, 10/15/20	5,000,000	4,650,000
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(a)	32,410,552	32,410,552

		37,060,552

Gas 0.2%
Altice US Finance SA, 7.750%, 07/15/25(a)	10,960,000	9,672,200

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Healthcare-Services 0.4%
Tenet Healthcare Corp., 3.837%, 06/15/20(a)(b)	2,275,000	2,259,359
Tenet Healthcare Corp., 6.750%, 06/15/23	8,500,000	8,436,250
Tenet Healthcare Corp., 8.125%, 04/01/22	10,000,000	10,629,000

		21,324,609

Insurance 0.0%(h)
Wayne Merger Sub LLC, 8.250%, 08/01/23(a)	3,000,000	2,872,500

Internet 0.2%
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23(a)	11,100,000	10,767,000

Media 1.3%
CCO Safari II LLC, 4.464%, 07/23/22(a)	5,000,000	5,002,640
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(a)	3,995,000	3,518,097
DISH DBS Corp., 5.000%, 03/15/23	25,235,000	21,134,312
DISH DBS Corp., 5.125%, 05/01/20	3,590,000	3,365,625
iHeartCommunications, Inc., 9.000%, 12/15/19	10,353,000	8,903,580
Numericable-SFR, 6.000%, 05/15/22(a)	6,000,000	5,782,500
Numericable-SFR, 6.250%, 05/15/24(a)	6,000,000	5,775,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	14,000,000	14,105,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 13.375%, 10/15/19	9,170,000	9,445,100

		77,031,854

Oil & Gas 0.1%
Citgo Holding, Inc., 10.750%, 02/15/20(a)	2,400,000	2,346,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	7,800,000	2,106,000
SandRidge Energy, Inc., 8.750%, 06/01/20(a)	2,000,000	1,212,500

		5,664,500

	Shares or Principal Amount($)	Value($)
Pharmaceuticals 0.4%
Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20(a)	8,620,000	8,377,563
Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23(a)	3,000,000	2,850,000
Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23(a)	5,920,000	5,657,300
Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25(a)	8,620,000	8,210,550

		25,095,413

Semiconductors 0.1%
Micron Technology, Inc., 5.250%, 08/01/23(a)	10,000,000	9,198,000

Software 0.2%
Audatex North America, Inc., 6.125%, 11/01/23(a)	10,000,000	10,050,000

Telecommunication Services 1.9%
Altice Financing SA, 6.500%, 01/15/22(a)	1,675,000	1,617,229
Altice US Finance I Corp., 5.375%, 07/15/23(a)	9,550,000	9,168,000
Altice US Finance II Corp., 7.750%, 07/15/25(a)	10,960,000	9,699,600
B Communications Ltd., 7.375%, 02/15/21(a)	6,800,000	7,174,000
Intelsat Luxembourg SA, 7.750%, 06/01/21	10,000,000	6,600,000
Level 3 Financing, Inc., 6.125%, 01/15/21	3,750,000	3,855,038
Neptune Finco Corp., 6.625%, 10/15/25(a)(d)	1,980,000	1,989,900
Neptune Finco Corp., 10.125%, 01/15/23(a)(d)	2,395,000	2,421,944
Neptune Finco Corp., 10.875%, 10/15/25(a)(d)	2,210,000	2,232,100
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,435,000
Sprint Capital Corp., 8.750%, 03/15/32(k)	1,700,000	1,321,750
Sprint Corp., 7.875%, 09/15/23	9,000,000	7,284,375
T-Mobile USA, Inc., 6.125%, 01/15/22	4,000,000	3,860,000
T-Mobile USA, Inc., 6.250%, 04/01/21	3,945,000	3,931,193

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
T-Mobile USA, Inc., 6.542%, 04/28/20	3,125,000	3,175,781
T-Mobile USA, Inc., 6.633%, 04/28/21	5,355,000	5,368,387
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16(a)	15,033,000	14,882,670
Wind Acquisition Finance SA, 7.375%, 04/23/21(a)	28,500,000	28,143,750

		114,160,717

Total Corporate Bonds (Cost $363,094,296)		341,548,108

Preferred Stock 0.0%(h)
Banks 0.0%(h)
GMAC Capital Trust I, Series 2, 8.125%(b)	94,025	2,400,458

Total Preferred Stock (Cost $2,350,625)		2,400,458

Common Stocks 0.1%(h)
Energy-Alternate Sources 0.0%(h)
Aventine Renewable Energy Holdings, Inc.*(c)	69,037	584,260

Telecommunication Services 0.1%(h)
NII Holding, Inc.*	303,451	1,975,466

Total Common Stocks (Cost $13,321,944)		2,559,726

Money Market Fund 4.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(l)	238,741,608	238,741,608

Total Money Market Fund (Cost $238,741,608)		238,741,608

Total Investments (Cost $6,253,014,556) — 99.7%		5,977,304,640
Other assets in excess of liabilities — 0.3%		18,360,396

Net Assets — 100.0%		$5,995,665,036

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 90.3% of net assets as of September 30, 2015.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(c)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(f)	Security is in default.

(g)	Bankrupt issuer.

(h)	Less than 0.05% of Net Assets.

(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.0% of net assets as of September 30, 2015.

(j)	Perpetual maturity.

(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(l)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviation

PIK — Payment in-kind

As of September 30, 2015, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Depreciation
Green Energy Partners/Stonewall LLC	$1,000,000	$(6,047)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Georgia Tax-Exempt Bond Fund†

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.2%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	657,882

Georgia 91.0%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,329,348
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,907,554
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,425,000	1,628,732
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.000%, 01/01/17	1,185,000	1,252,272
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Pre-refunded 01/01/2019 @ 100	4,000,000	4,585,680
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Pre-refunded 01/01/2019 @ 100	3,000,000	3,451,260
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,287,300
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/23	2,500,000	2,841,375
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,474,592
Atlanta Development Authority, Series A, RB, 5.000%, 07/01/34	1,000,000	1,132,700
Atlanta Development Authority, Series A, RB, 5.250%, 07/01/40	2,500,000	2,860,950
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/40	4,000,000	4,537,240

	Shares or Principal Amount($)	Value($)
Georgia—continued
Barrow County, GO, 5.000%, 10/01/25, Pre-refunded 10/01/2015 @ 100, NATL-RE	2,000,000	2,000,280
Carroll City-County Hospital Authority, Tanner Medical Center, Inc., RB, 5.000%, 07/01/41, Country Guaranteed	5,250,000	5,826,922
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32, Country Guaranteed	1,180,000	1,321,447
DeKalb County, Water & Sewerage Revenue, RB, 5.000%, 10/01/16	1,320,000	1,380,086
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	1,000,000	1,185,990
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/23	1,500,000	1,782,390
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/36	2,000,000	2,331,080
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	5,300,000	5,950,999
Forsyth County, Series A, GO, 5.000%, 03/01/25, Pre-refunded 03/01/2019 @ 100	5,000,000	5,678,600
Forsyth County School District, GO, 5.000%, 02/01/20	3,385,000	3,936,416
Fulton County Development Authority, Georgia Tech Athletic Association, Series A, RB, 5.000%, 10/01/42	3,025,000	3,348,191
Fulton County Development Authority, Series A, RB, 5.000%, 10/01/22	750,000	889,208
Fulton County Development Authority, Series A, RB, 5.000%, 05/01/39	5,145,000	5,806,493

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Georgia Tax-Exempt Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Georgia—continued
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,436,487
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/18	1,600,000	1,751,984
Georgia State, Series A, GO, 5.000%, 02/01/28	2,000,000	2,452,560
Georgia State, Series B, GO, 5.000%, 10/01/16	2,000,000	2,094,560
Georgia State, Series E, GO, 5.000%, 08/01/22, Pre-refunded 08/01/2017 @ 100	1,450,000	1,566,305
Georgia State, Series H, GO, 5.000%, 12/01/16	1,500,000	1,581,900
Greene County Development Authority, RB, 5.000%, 11/15/37	2,955,000	3,279,459
Gwinnett County School District, GO, 5.000%, 02/01/20, Pre-refunded 02/01/2018 @ 100	1,635,000	1,797,061
Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/25, Country Guaranteed	3,000,000	3,543,660
Habersham County School District, GO, 5.000%, 04/01/21, Pre-refunded 04/01/2016 @ 100, NATL-RE State Aid Withholding	2,655,000	2,718,800
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,491,209
Lawrenceville Building Authority, RB, 5.000%, 04/01/30, MUN GOVT GTD	500,000	581,700
Lawrenceville Building Authority, RB, 5.000%, 04/01/33, MUN GOVT GTD	2,675,000	3,073,949
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	1,000,000	1,139,930
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	3,845,000	4,486,231

	Shares or Principal Amount($)	Value($)
Georgia—continued
Municipal Electric Authority of Georgia, Series D, RB, 5.750%, 01/01/19	1,290,000	1,459,222
Private Colleges & Universities Authority, Emory University, Series A, RB, 5.000%, 10/01/43	6,345,000	7,107,669
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,244,080
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,111,820
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/44	3,500,000	3,750,180
Richmond County Board of Education, GO, 5.000%, 10/01/15, State Aid Withholding	1,985,000	1,985,278
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,797,972

		128,179,121

Guam 0.3%
Territory of Guam, Series D, RB, 5.000%, 11/15/39	350,000	383,471

North Carolina 3.7%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,824,746
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	680,000	880,573
North Carolina State, RB, 5.000%, 03/01/27	2,155,000	2,526,306

		5,231,625

South Carolina 1.7%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,371,900

Total Municipal Bonds (Cost $130,001,481)		136,823,999

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Georgia Tax-Exempt Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 1.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	2,365,530	2,365,530

Total Money Market Fund (Cost $2,365,530)		2,365,530

Total Investments (Cost $132,367,011) — 98.9%		139,189,529
Other assets in excess of liabilities — 1.1%		1,604,805

Net Assets — 100.0%		$140,794,334

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2015.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
GO	—	General Obligation
MUN GOVT GTD	—	Security guaranteed by Municipal Government Guaranteed Program
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Grade Municipal Bond Fund†

	Shares or Principal Amount($)	Value($)
Municipal Bonds 84.0%
Alabama 4.8%
Baldwin County Board of Education, RB, 5.000%, 06/01/32	1,000,000	1,153,180
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	2,024,960
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Pre-refunded 06/01/2019 @ 100, AGC	2,000,000	2,346,840

		5,524,980

Alaska 2.0%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	1,270,000	1,507,147
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	730,000	856,349

		2,363,496

California 11.4%
California Municipal Finance Authority, Series A, RB, 5.000%, 06/01/50	1,750,000	1,876,035
California State, GO, 5.000%, 08/01/35	1,000,000	1,159,980
California State, GO, 5.000%, 03/01/45	2,000,000	2,266,360
California State, GO, 5.000%, 08/01/45	2,000,000	2,276,300
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,373,900
Midpeninsula Regional Open Space District, Series A, GO, 4.000%, 09/01/40	2,000,000	2,071,260
San Francisco Bay Area Rapid Transit District, Series D, GO, 5.000%, 08/01/32(c)	1,000,000	1,200,350

		13,224,185

District of Columbia 2.0%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	2,000,000	2,326,380

	Shares or Principal Amount($)	Value($)
Florida 12.4%
Florida State, Series D, GO, 5.000%, 06/01/18	3,000,000	3,336,600
Lake County School Board, Series A, COP, 5.000%, 06/01/29, AGM	1,000,000	1,145,070
Miami-Dade County School Board Foundation, Inc., Series A, COP, 5.000%, 05/01/25	1,000,000	1,195,920
Miami-Dade County School Board Foundation, Inc., Series A, COP, 5.000%, 05/01/32	5,000,000	5,593,200
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,176,630
Polk County Public Facilities, RB, 5.000%, 12/01/28	1,595,000	1,871,924

		14,319,344

Georgia 6.2%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,458,525
Gwinnett County School District, GO, 5.000%, 02/01/35	2,000,000	2,374,060
Lawrenceville Building Authority, RB, 5.000%, 04/01/35, MUN GOVT GTD	1,000,000	1,138,580
Private Colleges & Universities Authority, RB, 5.000%, 04/01/31	1,000,000	1,107,170
Private Colleges & Universities Authority, RB, 5.000%, 04/01/33	1,000,000	1,097,920

		7,176,255

Guam 0.9%
Guam Power Authority, Series A, RB, 5.000%, 10/01/31	1,000,000	1,102,800

Hawaii 1.2%
University of Hawaii, Series E, RB, 5.000%, 10/01/32(c)	1,205,000	1,344,780

Idaho 2.5%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(b)	2,500,000	2,847,175

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Grade Municipal Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Illinois 1.0%
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38, Pre-refunded 04/01/2019 @ 100	1,000,000	1,160,300

Kansas 1.5%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,710,750

Maine 2.5%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Pre-refunded 07/01/2019 @ 100(b)	2,500,000	2,954,150

Massachusetts 4.0%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,766,535
Massachusetts State, Series C, GO, 5.000%, 07/01/40	1,000,000	1,151,540
Massachusetts State, Series C, GO, 5.000%, 07/01/45	1,465,000	1,676,429

		4,594,504

Michigan 1.0%
Michigan State Building Authority, Series I, RB, 5.000%, 04/15/38	1,000,000	1,123,360

New Jersey 1.8%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38(b)	1,955,000	2,127,392

New York 4.4%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,126,080
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/34	1,000,000	1,152,960

	Shares or Principal Amount($)	Value($)
New York—continued
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/39	2,500,000	2,834,275

		5,113,315

North Carolina 1.1%
University of North Carolina at Charlotte, RB, 5.000%, 04/01/40	1,100,000	1,239,040

Oregon 2.3%
Multnomah County School District No 7 Reynolds, Series A, GO, 5.000%, 06/15/30, SCH BD GTY	2,250,000	2,691,405

South Carolina 4.5%
Charleston Waterworks & Sewer System Revenue, RB, 5.000%, 01/01/45	4,500,000	5,175,180

Texas 14.9%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,125,730
Austin, GO, 5.000%, 09/01/34(c)	1,000,000	1,172,350
Dallas Independent School District, GO, 6.375%, 02/15/34, Pre-refunded 02/15/2018 @ 100, PSF-GTD(b)	4,000,000	4,529,640
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	2,000,000	2,082,920
Spring Branch Independent School District, Series B, GO, 5.000%, 02/01/20, PSF-GTD	2,000,000	2,312,860
Texas State, Series C, GO, 5.250%, 08/01/16	2,500,000	2,605,375
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD(b)	3,000,000	3,399,360

		17,228,235

Washington 1.6%
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,857,425

Total Municipal Bonds (Cost $92,773,094)		97,204,451

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Grade Municipal Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 16.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	19,290,278	19,290,278

Total Money Market Fund (Cost $19,290,278)		19,290,278

Total Investments (Cost $112,063,372) — 100.7%		116,494,729
Liabilities in excess of other assets — (0.7)%		(838,271)

Net Assets — 100.0%		$115,656,458

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2015.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
MUN GOVT GTD	—	Security guaranteed by Municipal Government Guaranteed Program
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond
SCH BD GTY	—	School Bond Guaranty Program

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Income Fund†

	Shares or Principal Amount($)	Value($)
Bank Loans 3.8%
Broadcasting 0.5%
iHeartCommunications, Inc., Term Loan D, 6.944%, 01/30/19(a)(b)	4,620,000	3,823,050

Energy 0.9%
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	1,546,927	1,314,888
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(a)(b)	2,319,360	2,280,232
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	6,572,409	2,902,836

		6,497,956

Healthcare 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	1,925,000	1,926,213

Metals/Minerals 0.5%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	4,555,139	3,715,308

Retail 1.1%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	2,133,239	2,118,584
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	3,943,970	3,873,728
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	2,558,270	2,241,684

		8,233,996

Service 0.5%
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	4,360,000	3,906,560

Total Bank Loans (Cost $33,544,005)		28,103,083

Corporate Bonds 87.1%
Aerospace/Defense 1.4%
TransDigm, Inc., 6.000%, 07/15/22	4,070,000	3,795,275
TransDigm, Inc., 6.500%, 07/15/24	4,070,000	3,825,189

	Shares or Principal Amount($)	Value($)
Aerospace/Defense—continued
Triumph Group, Inc., 5.250%, 06/01/22	2,930,000	2,695,600

		10,316,064

Airlines 1.4%
Air Canada, 8.750%, 04/01/20(a)	1,710,000	1,866,038
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(a)	3,693,691	3,767,565
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,494,000	2,494,000
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.750%, 06/01/20(a)	2,220,000	2,009,100

		10,136,703

Auto Manufacturers 0.0%(a)(c)
General Motors Co. Escrow, 7.200%(d)(e)(f)(g)(h)	17,182,000	—
General Motors Co. Escrow, 8.375%(d)(e)(f)(g)(h)	36,800,000	—

		—

Banks 1.2%
CIT Group, Inc., 5.375%, 05/15/20	5,700,000	5,970,750
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(a)	3,000,000	2,842,500

		8,813,250

Building Materials 1.0%
Building Materials Corp. of America, 6.000%, 10/15/25(a)(i)	1,482,000	1,496,820
Cemex Finance LLC, 9.375%, 10/12/22(a)	1,570,000	1,670,009
Cemex SAB de CV, 7.250%, 01/15/21(a)	945,000	942,638
US Concrete, Inc., 8.500%, 12/01/18	1,330,000	1,391,512
USG Corp., 5.875%, 11/01/21(a)	1,730,000	1,794,875

		7,295,854

Chemicals 1.6%
Blue Cube Spinco, Inc., 9.750%, 10/15/23(a)(i)	2,543,000	2,644,720
Blue Cube Spinco, Inc., 10.000%, 10/15/25(a)(i)	2,543,000	2,641,541

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Income Fund† — continued

	Shares or Principal Amount($)	Value($)
Chemicals—continued
Chemours Co. (The), 7.000%, 05/15/25(a)(d)	4,455,000	2,929,163
Nufarm Australia Ltd., 6.375%, 10/15/19(a)	1,685,000	1,676,575
Univar, Inc., 6.750%, 07/15/23(a)(d)	2,070,000	1,919,925

		11,811,924

Coal 0.5%
CONSOL Energy, Inc., 5.875%, 04/15/22	5,900,000	3,967,750

Commercial Services 5.5%
Cenveo Corp., 6.000%, 08/01/19(a)	3,620,000	3,040,800
Cenveo Corp., 11.500%, 05/15/17(d)	1,575,000	1,456,875
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)(j)	1,680,000	1,512,000
Harland Clarke Holdings Corp., 9.250%, 03/01/21(a)(j)	5,465,000	4,542,781
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)(j)	7,912,000	8,149,360
Hertz Corp. (The), 5.875%, 10/15/20(d)	3,030,000	2,995,155
Hertz Corp. (The), 6.750%, 04/15/19	3,074,000	3,127,795
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(a)	4,577,000	4,782,965
Quad/Graphics, Inc., 7.000%, 05/01/22	3,980,000	3,562,100
TMS International Corp., 7.625%, 10/15/21(a)	4,350,000	4,045,500
United Rentals North America, Inc., 5.750%, 11/15/24	1,920,000	1,838,400
United Rentals North America, Inc., 7.625%, 04/15/22	1,465,000	1,552,900

		40,606,631

Computers 0.4%
Project Homestake Merger Corp., 8.875%, 03/01/23(a)	2,955,000	2,689,050

Diversified Financial Services 7.4%
Alliance Data Systems Corp., 5.375%, 08/01/22(a)	2,990,000	2,915,250
Ally Financial, Inc., 4.125%, 03/30/20	2,405,000	2,377,944
Ally Financial, Inc., 5.125%, 09/30/24	2,120,000	2,093,500

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
Ally Financial, Inc., 7.500%, 09/15/20	3,709,000	4,209,715
Ally Financial, Inc., 8.000%, 03/15/20	619,000	711,850
Ally Financial, Inc., 8.000%, 11/01/31	1,560,000	1,807,166
DFC Finance Corp., 10.500%, 06/15/20(a)	4,350,000	2,555,625
Enova International, Inc., 9.750%, 06/01/21	1,585,000	1,283,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	4,700,000	4,829,250
International Lease Finance Corp., 6.250%, 05/15/19	2,450,000	2,609,250
International Lease Finance Corp., 8.250%, 12/15/20	7,725,000	9,038,250
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,960,000	2,852,848
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	3,171,000	2,631,930
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(d)	2,475,000	2,252,250
Navient Corp., 4.875%, 06/17/19, MTN	2,600,000	2,366,000
Navient Corp., 5.000%, 10/26/20	2,010,000	1,684,983
NewStar Financial, Inc., 7.250%, 05/01/20(a)	2,630,000	2,616,850
Quicken Loans, Inc., 5.750%, 05/01/25(a)	3,015,000	2,830,331
Walter Investment Management Corp., 7.875%, 12/15/21(d)	2,640,000	2,257,200

		53,924,042

Electric 2.4%
Dynegy, Inc., 5.875%, 06/01/23	1,495,000	1,401,563
Dynegy, Inc., 6.750%, 11/01/19	3,845,000	3,854,613
Dynegy, Inc., 7.375%, 11/01/22	2,415,000	2,436,131
GenOn Energy, Inc., 9.500%, 10/15/18	4,720,000	4,366,000
GenOn Energy, Inc., 9.875%, 10/15/20	1,010,000	939,300
NRG Energy, Inc., 6.250%, 05/01/24	4,855,000	4,284,537

		17,282,144

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Income Fund† — continued

	Shares or Principal Amount($)	Value($)
Electronics 0.2%
Allegion PLC, 5.875%, 09/15/23	1,743,000	1,786,575

Engineering & Construction 0.7%
Aguila 3 SA, 7.875%, 01/31/18(a)	5,000,000	5,037,500

Entertainment 1.2%
Gibson Brands, Inc., 8.875%, 08/01/18(a)	2,647,000	2,335,978
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(a)	3,975,000	4,074,375
WMG Acquisition Corp., 5.625%, 04/15/22(a)	2,378,000	2,306,660

		8,717,013

Food 2.8%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(a)	2,720,000	2,502,400
Pilgrim’s Pride Corp., 5.750%, 03/15/25(a)	2,015,000	1,979,737
Post Holdings, Inc., 7.375%, 02/15/22	5,125,000	5,201,875
Post Holdings, Inc., 8.000%, 07/15/25(a)(d)	8,345,000	8,595,350
SUPERVALU, Inc., 7.750%, 11/15/22(d)	2,615,000	2,615,000

		20,894,362

Forest Products & Paper 0.4%
Resolute Forest Products, Inc., 5.875%, 05/15/23	3,984,000	2,968,080

Gas 1.1%
Altice US Finance SA, 7.750%, 07/15/25(a)	6,975,000	6,155,438
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	2,087,000	1,899,170

		8,054,608

Healthcare-Products 0.6%
Hologic, Inc., 5.250%, 07/15/22(a)	787,000	794,870
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,355,000	1,418,346
Teleflex, Inc., 5.250%, 06/15/24	2,248,000	2,259,240

		4,472,456

	Shares or Principal Amount($)	Value($)
Healthcare-Services 4.3%
21st Century Oncology, Inc., 11.000%, 05/01/23(a)(d)	1,075,000	1,005,125
CHS/Community Health Systems, Inc., 6.875%, 02/01/22	2,145,000	2,190,495
HCA Holdings, Inc., 6.250%, 02/15/21	4,230,000	4,504,950
HCA, Inc., 6.500%, 02/15/20	1,215,000	1,324,350
MedImpact Holdings, Inc., 10.500%, 02/01/18(a)	4,240,000	4,473,200
Tenet Healthcare Corp., 6.000%, 10/01/20	4,305,000	4,541,775
Tenet Healthcare Corp., 6.750%, 06/15/23(d)	4,820,000	4,783,850
Tenet Healthcare Corp., 8.125%, 04/01/22	7,230,000	7,684,767
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,280,000	1,331,200

		31,839,712

Holding Companies-Diversified 0.4%
Argos Merger Sub, Inc., 7.125%, 03/15/23(a)	2,695,000	2,725,319

Home Builders 1.3%
DR Horton, Inc., 4.000%, 02/15/20	2,700,000	2,720,250
K Hovnanian Enterprises, Inc., 8.000%, 11/01/19(a)	1,915,000	1,374,013
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(a)	1,665,000	1,702,462
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(a)	1,665,000	1,702,462
Standard Pacific Corp., 5.875%, 11/15/24	2,200,000	2,255,000

		9,754,187

Household Products/Wares 0.3%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(a)	863,000	886,733
Spectrum Brands, Inc., 5.750%, 07/15/25(a)	1,325,000	1,351,500

		2,238,233

Insurance 0.5%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	1,765,000	1,292,863

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Income Fund† — continued

	Shares or Principal Amount($)	Value($)
Insurance—continued
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(b)	1,045,000	752,400
Wayne Merger Sub LLC, 8.250%, 08/01/23(a)	1,864,000	1,784,780

		3,830,043

Internet 1.2%
Blue Coat Holdings, Inc., 8.375%, 06/01/23(a)	2,500,000	2,493,750
j2 Global, Inc., 8.000%, 08/01/20	1,845,000	1,964,925
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23(a)	4,095,000	3,972,150

		8,430,825

Iron/Steel 0.1%
ArcelorMittal, 6.125%, 06/01/25(d)	1,300,000	1,053,000

Leisure Time 0.9%
LTF Merger Sub, Inc., 8.500%, 06/15/23(a)(d)	2,720,000	2,570,400
NCL Corp. Ltd., 5.250%, 11/15/19(a)	1,175,000	1,197,772
Viking Cruises Ltd., 8.500%, 10/15/22(a)	2,860,000	3,131,700

		6,899,872

Lodging 1.3%
Boyd Gaming Corp., 6.875%, 05/15/23	2,585,000	2,623,775
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	2,125,000	2,018,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)(j)	3,240,000	3,377,700
MGM Resorts International, 6.000%, 03/15/23	1,450,000	1,408,312

		9,428,537

Media 7.7%
Block Communications, Inc., 7.250%, 02/01/20(a)	2,690,000	2,663,100
Cable One, Inc., 5.750%, 06/15/22(a)	2,630,000	2,591,865
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,465,000	2,363,319
CCO Safari II LLC, 4.464%, 07/23/22(a)	3,900,000	3,902,059

	Shares or Principal Amount($)	Value($)
Media—continued
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(a)	2,400,000	2,113,500
DISH DBS Corp., 5.125%, 05/01/20	6,310,000	5,915,625
DISH DBS Corp., 5.875%, 07/15/22(j)	5,060,000	4,478,100
DISH DBS Corp., 6.750%, 06/01/21	1,410,000	1,357,999
iHeartCommunications, Inc., 10.625%, 03/15/23	3,435,000	2,919,750
Lee Enterprises, Inc., 9.500%, 03/15/22(a)(d)	1,375,000	1,254,687
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	825,000	901,313
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.500%, 08/01/19(a)	3,100,000	3,084,500
Numericable-SFR, 6.000%, 05/15/22(a)	3,300,000	3,180,375
Numericable-SFR, 6.250%, 05/15/24(a)	2,450,000	2,358,125
Sinclair Television Group, Inc., 5.625%, 08/01/24(a)	1,330,000	1,208,638
Sirius XM Radio, Inc., 6.000%, 07/15/24(a)	2,530,000	2,542,650
Townsquare Media, Inc., 6.500%, 04/01/23(a)	2,112,000	1,879,680
Tribune Media Co., 5.875%, 07/15/22(a)	654,000	634,380
Univision Communications, Inc., 5.125%, 02/15/25(a)	1,955,000	1,832,812
Univision Communications, Inc., 6.750%, 09/15/22(a)	2,784,000	2,881,440
VTR Finance BV, 6.875%, 01/15/24(a)	3,000,000	2,722,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	2,410,000	2,428,075
Ziggo Bond Finance BV, 5.875%, 01/15/25(a)	1,625,000	1,486,875

		56,701,367

Metal Fabricate/Hardware 0.3%
JMC Steel Group, Inc., 8.250%, 03/15/18(a)(d)	3,115,000	2,118,200

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Income Fund† — continued

	Shares or Principal Amount($)	Value($)
Mining 1.9%
First Quantum Minerals Ltd., 6.750%, 02/15/20(a)(d)	2,771,000	1,856,570
First Quantum Minerals Ltd., 7.000%, 02/15/21(a)	2,587,000	1,675,083
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(a)(d)	3,760,000	2,998,600
FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22(a)(d)	2,090,000	1,946,312
Imperial Metals Corp., 7.000%, 03/15/19(a)(d)	5,860,000	5,508,400

		13,984,965

Oil & Gas 7.6%
Antero Resources Corp., 5.125%, 12/01/22	4,220,000	3,629,200
Antero Resources Corp., 6.000%, 12/01/20	1,229,000	1,136,825
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 9.250%, 08/15/21(f)	2,077,000	872,340
CHC Helicopter SA, 9.250%, 10/15/20	3,807,000	2,131,920
Chesapeake Energy Corp., 5.750%, 03/15/23(d)	1,850,000	1,206,546
Chesapeake Energy Corp., 6.875%, 11/15/20	4,980,000	3,660,300
Citgo Holding, Inc., 10.750%, 02/15/20(a)	2,080,000	2,033,200
CITGO Petroleum Corp., 6.250%, 08/15/22(a)	2,655,000	2,535,525
Eclipse Resources Corp., 8.875%, 07/15/23(a)	3,340,000	2,688,700
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	2,721,000	2,176,800
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	1,255,000	1,079,300
EXCO Resources, Inc., 7.500%, 09/15/18(d)	2,915,000	859,925
Halcon Resources Corp., 8.625%, 02/01/20(a)(d)	3,055,000	2,539,469
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(a)	4,285,000	3,642,250
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(a)	2,820,000	2,016,300

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	130,000	29,900
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(d)	5,892,000	1,590,840
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.000%, 06/01/20(a)(d)	1,690,000	1,225,250
Offshore Drilling Holding SA, 8.375%, 09/20/20(a)(d)	2,380,000	1,618,400
Petrobras Global Finance BV, 5.625%, 05/20/43	1,345,000	823,813
Precision Drilling Corp., 5.250%, 11/15/24	2,285,000	1,816,575
Rice Energy, Inc., 6.250%, 05/01/22(d)	3,575,000	3,188,471
SandRidge Energy, Inc., 8.750%, 06/01/20(a)(d)	2,890,000	1,752,062
Seven Generations Energy Ltd., 6.750%, 05/01/23(a)(d)	2,521,000	2,168,060
United Refining Co., 10.500%, 02/28/18(j)	5,038,000	5,214,330
Whiting Petroleum Corp., 6.250%, 04/01/23	4,580,000	3,961,700

		55,598,001

Oil & Gas Services 0.2%
FTS International, Inc., 7.837%, 06/15/20(a)(b)	2,095,000	1,550,918

Packaging & Containers 0.1%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., 6.000%, 10/15/22(a)(i)	742,000	743,855

Pharmaceuticals 4.3%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(a)	2,225,000	2,197,188
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25(a)	3,615,000	3,511,069
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	3,230,000	3,195,697
Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20(a)	5,005,000	4,864,234
Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23(a)	3,765,000	3,576,750

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Income Fund† — continued

	Shares or Principal Amount($)	Value($)
Pharmaceuticals—continued
Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23(a)	5,145,000	4,916,691
Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25(a)	5,005,000	4,767,262
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(a)	2,160,000	2,197,800
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(a)	2,165,000	2,229,950

		31,456,641

Pipelines 3.7%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	4,075,000	3,527,727
Energy Transfer Equity LP, 5.875%, 01/15/24	2,225,000	2,003,613
Energy Transfer Equity LP, 7.500%, 10/15/20	2,875,000	2,860,625
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	9,605,000	8,908,637
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	3,600,000	3,195,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,050,000	1,819,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(a)	2,234,000	2,189,320
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,475,000	1,449,188
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22(a)	1,128,000	1,099,800

		27,053,285

Real Estate 0.8%
Howard Hughes Corp., 6.875%, 10/01/21(a)	5,770,000	5,861,743

Retail 4.5%
1011778 BC ULC/New Red Finance, Inc., 6.000%, 04/01/22(a)	2,100,000	2,131,500
Dollar Tree, Inc., 5.750%, 03/01/23(a)	3,280,000	3,403,000

	Shares or Principal Amount($)	Value($)
Retail—continued
Guitar Center, Inc., 6.500%, 04/15/19(a)(d)	4,300,000	3,956,000
JC Penney Corp., Inc., 6.375%, 10/15/36(d)	4,592,000	3,179,960
Jo-Ann Stores LLC, 8.125%, 03/15/19(a)	2,100,000	1,942,500
Landry’s Holdings II, Inc., 10.250%, 01/01/18(a)	720,000	738,000
Limited Brands, Inc., 6.625%, 04/01/21	7,715,000	8,582,937
Rite Aid Corp., 6.125%, 04/01/23(a)	3,700,000	3,672,250
Rite Aid Corp., 6.750%, 06/15/21(d)	2,515,000	2,577,875
Toys R Us Property Co. II LLC, 8.500%, 12/01/17(d)	2,931,000	2,799,105

		32,983,127

Semiconductors 1.0%
Micron Technology, Inc., 5.250%, 08/01/23(a)	2,065,000	1,899,387
Micron Technology, Inc., 5.625%, 01/15/26(a)	2,070,000	1,863,000
Micron Technology, Inc., 5.875%, 02/15/22	3,670,000	3,619,538

		7,381,925

Software 1.8%
Audatex North America, Inc., 6.125%, 11/01/23(a)	4,225,000	4,246,125
First Data Corp., 12.625%, 01/15/21	7,600,000	8,635,500

		12,881,625

Telecommunication Services 11.7%
Altice Financing SA, 6.500%, 01/15/22(a)	1,030,000	994,475
Altice Financing SA, 6.625%, 02/15/23(a)	2,205,000	2,120,934
Altice Finco SA, 7.625%, 02/15/25(a)	2,060,000	1,920,950
Altice US Finance II Corp., 7.750%, 07/15/25(a)(d)	4,825,000	4,270,125
Avaya, Inc., 7.000%, 04/01/19(a)	1,985,000	1,573,113
Avaya, Inc., 9.000%, 04/01/19(a)	2,130,000	1,767,900
B Communications Ltd., 7.375%, 02/15/21(a)(d)	3,975,000	4,193,625
DigitalGlobe, Inc., 5.250%, 02/01/21(a)	2,550,000	2,416,125

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Income Fund† — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Intelsat Luxembourg SA, 7.750%, 06/01/21	11,444,000	7,553,040
Level 3 Financing, Inc., 6.125%, 01/15/21	6,895,000	7,088,129
Level 3 Financing, Inc., 8.625%, 07/15/20	3,855,000	4,028,475
Neptune Finco Corp., 6.625%, 10/15/25(a)(i)	1,540,000	1,547,700
Neptune Finco Corp., 10.125%, 01/15/23(a)(i)	1,895,000	1,916,319
Neptune Finco Corp., 10.875%, 10/15/25(a)(i)	1,210,000	1,222,100
Sprint Capital Corp., 6.875%, 11/15/28	14,848,000	10,653,440
Sprint Capital Corp., 8.750%, 03/15/32	2,635,000	2,048,712
Sprint Communications, Inc., 11.500%, 11/15/21	2,495,000	2,470,050
Sprint Corp., 7.875%, 09/15/23	1,970,000	1,594,469
T-Mobile USA, Inc., 6.125%, 01/15/22	1,960,000	1,891,400
T-Mobile USA, Inc., 6.500%, 01/15/24	1,735,000	1,681,866
T-Mobile USA, Inc., 6.633%, 04/28/21	3,890,000	3,899,725
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16(a)(j)	8,260,000	8,177,400
ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,142,250
Wind Acquisition Finance SA, 7.375%, 04/23/21(a)	6,925,000	6,838,437

		86,010,759

Transportation 1.3%
Eletson Holdings, 9.625%, 01/15/22(a)	3,130,000	2,832,650
Florida East Coast Holdings Corp., 6.750%, 05/01/19(a)	2,985,000	2,925,300
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,575,000	3,396,937

		9,154,887

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(a)	835,000	845,438

Total Corporate Bonds (Cost $692,921,003)		639,300,470

	Shares or Principal Amount($)	Value($)
Convertible Preferred Stocks 0.3%
Telecommunication Services 0.3%
Intelsat SA, Series A, 5.750%, 05/01/16	23,470	438,889
T-Mobile US, Inc., 5.500%, 12/15/17	24,485	1,690,934

Total Convertible Preferred Stocks (Cost $2,306,167)		2,129,823

Municipal Bond 0.3%
Puerto Rico 0.3%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	2,665,000	1,998,670

Total Municipal Bond (Cost $2,483,554)		1,998,670

Preferred Stock 0.4%
Banks 0.4%
GMAC Capital Trust I, Series 2, 8.125%(b)	121,110	3,091,939

Total Preferred Stock (Cost $3,027,750)		3,091,939

Common Stocks 1.2%
Auto Manufacturers 0.9%
General Motors Co.	228,862	6,870,437

Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc.*(f)	52,974	448,319

Telecommunication Services 0.2%
NII Holding, Inc.*	284,455	1,851,802

Total Common Stocks (Cost $17,140,732)		9,170,558

Money Market Funds 15.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	52,967,313	52,967,313
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(k)(l)	59,807,942	59,807,942

Total Money Market Funds (Cost $112,775,255)		112,775,255

Total Investments (Cost $864,198,466) — 108.5%		796,569,798
Liabilities in excess of other assets — (8.5)%		(62,726,035)

Net Assets — 100.0%		$733,843,763

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Income Fund† — concluded

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 47.9% of net assets as of September 30, 2015.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(c)	Less than 0.05% of Net Assets.

(d)	The security or a partial position of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $72,937,782.

(e)	Security is in default.

(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(g)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.0% of net assets as of September 30, 2015.
(h)	Perpetual maturity.

(i)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(j)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(k)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(l)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $65,779,630. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,971,688. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015 (See Note 2(k)).

Investment Abbreviations

GO	—	General Obligation
MTN	—	Medium Term Note
PIK	—	Payment in-kind
ULC	—	Unlimited Liability Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 3.5%
Energy 0.8%
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	1,227,897	1,043,712
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(a)(b)	1,975,751	1,942,420
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	5,525,271	2,440,347

		5,426,479

Healthcare 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	1,735,000	1,736,093

Metals/Minerals 0.5%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	3,880,304	3,164,892

Retail 1.6%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	4,237,153	4,208,044
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	4,300,161	4,223,575
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	2,312,853	2,026,638

		10,458,257

Service 0.3%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	2,281,917	2,172,955

Total Bank Loans (Cost $26,782,237)		22,958,676

Corporate Bonds 84.3%
Aerospace/Defense 0.4%
Triumph Group, Inc., 5.250%, 06/01/22	2,570,000	2,364,400

Airlines 1.9%
Air Canada, 6.750%, 10/01/19(b)	3,325,000	3,483,270
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(b)	3,584,540	3,656,231

	Shares or Principal Amount($)	Value($)
Airlines—continued
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	3,420,000	3,420,000
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.750%, 06/01/20(b)	1,850,000	1,674,250

		12,233,751

Banks 1.6%
CIT Group, Inc., 5.375%, 05/15/20	6,152,000	6,444,220
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	4,320,000	4,093,200

		10,537,420

Building Materials 2.1%
Building Materials Corp. of America, 6.000%, 10/15/25(b)(c)	1,333,000	1,346,330
Cemex Finance LLC, 9.375%, 10/12/22(b)	7,230,000	7,690,551
Cemex SAB de CV, 7.250%, 01/15/21(b)	1,155,000	1,152,113
USG Corp., 5.875%, 11/01/21(b)	3,385,000	3,511,937

		13,700,931

Chemicals 1.7%
Blue Cube Spinco, Inc., 9.750%, 10/15/23(b)(c)	2,285,000	2,376,400
Blue Cube Spinco, Inc., 10.000%, 10/15/25(b)(c)	2,285,000	2,373,544
Chemours Co. (The), 7.000%, 05/15/25(b)	3,900,000	2,564,250
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	2,480,000	2,467,600
Univar, Inc., 6.750%, 07/15/23(b)	1,755,000	1,627,762

		11,409,556

Coal 0.5%
CONSOL Energy, Inc., 5.875%, 04/15/22	5,134,000	3,452,615

Commercial Services 6.0%
Cenveo Corp., 6.000%, 08/01/19(b)	3,075,000	2,583,000
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	5,195,000	4,675,500
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,474,000	7,698,220

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Commercial Services—continued
Hertz Corp. (The), 5.875%, 10/15/20(d)	3,170,000	3,133,545
Hertz Corp. (The), 6.750%, 04/15/19	2,662,000	2,708,585
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	3,675,000	3,840,375
Quad/Graphics, Inc., 7.000%, 05/01/22	3,530,000	3,159,350
TMS International Corp., 7.625%, 10/15/21(b)(e)	8,591,000	7,989,630
United Rentals North America, Inc., 5.750%, 11/15/24	1,710,000	1,637,325
United Rentals North America, Inc., 7.625%, 04/15/22	1,300,000	1,378,000

		38,803,530

Diversified Financial Services 8.6%
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	2,910,000	2,837,250
Ally Financial, Inc., 4.125%, 03/30/20	1,185,000	1,171,669
Ally Financial, Inc., 5.125%, 09/30/24	1,780,000	1,757,750
Ally Financial, Inc., 7.500%, 09/15/20	5,201,000	5,903,135
Ally Financial, Inc., 8.000%, 03/15/20	5,673,000	6,523,950
Ally Financial, Inc., 8.000%, 11/01/31	1,385,000	1,604,439
Enova International, Inc., 9.750%, 06/01/21	1,370,000	1,109,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	5,100,000	5,240,250
ILFC E-Capital Trust I, 4.570%, 12/21/65(a)(b)	6,750,000	6,176,250
International Lease Finance Corp., 8.250%, 12/15/20	5,600,000	6,552,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,515,000	2,423,957
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,115,000	3,415,450
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(d)	1,085,000	987,350
Navient Corp., 4.875%, 06/17/19, MTN	2,000,000	1,820,000
Navient Corp., 5.000%, 10/26/20	1,690,000	1,416,727

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
NewStar Financial, Inc., 7.250%, 05/01/20(b)	2,185,000	2,174,075
Quicken Loans, Inc., 5.750%, 05/01/25(b)	2,585,000	2,426,669
Walter Investment Management Corp., 7.875%, 12/15/21(d)	2,670,000	2,282,850

		55,823,471

Electric 2.5%
Dynegy, Inc., 5.875%, 06/01/23	1,628,000	1,526,250
Dynegy, Inc., 6.750%, 11/01/19	1,700,000	1,704,250
Dynegy, Inc., 7.375%, 11/01/22	2,315,000	2,335,256
GenOn Energy, Inc., 9.500%, 10/15/18	600,000	555,000
GenOn Energy, Inc., 9.875%, 10/15/20	4,804,000	4,467,720
NRG Energy, Inc., 6.250%, 05/01/24	4,160,000	3,671,200
NRG Energy, Inc., 7.875%, 05/15/21	2,155,000	2,184,631

		16,444,307

Electronics 0.2%
Allegion PLC, 5.875%, 09/15/23	1,563,000	1,602,075

Engineering & Construction 0.4%
Aguila 3 SA, 7.875%, 01/31/18(b)	2,625,000	2,644,688

Entertainment 1.0%
Gibson Brands, Inc., 8.875%, 08/01/18(b)	3,607,000	3,183,178
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	3,375,000	3,459,375

		6,642,553

Food 2.9%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	2,410,000	2,217,200
Pilgrim’s Pride Corp., 5.750%, 03/15/25(b)	1,730,000	1,699,725
Post Holdings, Inc., 7.375%, 02/15/22	6,230,000	6,323,450
Post Holdings, Inc., 8.000%, 07/15/25(b)(d)	5,530,000	5,695,900
SUPERVALU, Inc., 7.750%, 11/15/22	2,985,000	2,985,000

		18,921,275

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Forest Products & Paper 0.4%
Resolute Forest Products, Inc., 5.875%, 05/15/23	3,447,000	2,568,015

Gas 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	2,029,000	1,846,390

Healthcare-Products 1.1%
Hologic, Inc., 5.250%, 07/15/22(b)	664,000	670,640
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	4,450,000	4,658,038
Teleflex, Inc., 5.250%, 06/15/24	2,123,000	2,133,615

		7,462,293

Healthcare-Services 3.7%
CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,905,000	1,945,405
HCA Holdings, Inc., 6.250%, 02/15/21	4,688,000	4,992,720
HCA, Inc., 6.500%, 02/15/20	3,195,000	3,482,550
Tenet Healthcare Corp., 6.000%, 10/01/20	2,695,000	2,843,225
Tenet Healthcare Corp., 6.750%, 06/15/23	9,555,000	9,483,338
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,250,000	1,300,000

		24,047,238

Holding Companies-Diversified 0.4%
Argos Merger Sub, Inc., 7.125%, 03/15/23(b)	2,280,000	2,305,650

Home Builders 1.6%
DR Horton, Inc., 4.000%, 02/15/20	4,665,000	4,699,987
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,755,000	1,794,487
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(b)	1,755,000	1,794,488
Standard Pacific Corp., 5.875%, 11/15/24	2,230,000	2,285,750

		10,574,712

Household Products/Wares 0.4%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	1,368,000	1,405,620

	Shares or Principal Amount($)	Value($)
Household Products/Wares—continued
Spectrum Brands, Inc., 5.750%, 07/15/25(b)	1,120,000	1,142,400

		2,548,020

Insurance 0.8%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	1,840,000	1,347,800
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)	592,000	426,240
Sirius International Group Ltd., 7.506%(a)(b)(f)	3,570,000	3,605,700

		5,379,740

Internet 0.4%
j2 Global, Inc., 8.000%, 08/01/20	2,360,000	2,513,400

Iron/Steel 0.5%
ArcelorMittal, 6.125%, 06/01/25(d)	1,085,000	878,850
Steel Dynamics, Inc., 5.125%, 10/01/21	1,380,000	1,307,550
Steel Dynamics, Inc., 5.500%, 10/01/24	1,335,000	1,224,028

		3,410,428

Leisure Time 0.7%
NCL Corp. Ltd., 5.250%, 11/15/19(b)	1,285,000	1,309,903
Viking Cruises Ltd., 8.500%, 10/15/22(b)	2,825,000	3,093,375

		4,403,278

Lodging 0.9%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	1,785,000	1,695,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)(e)	2,690,000	2,804,325
MGM Resorts International, 6.000%, 03/15/23	1,285,000	1,248,056

		5,748,131

Media 7.3%
Block Communications, Inc., 7.250%, 02/01/20(b)	3,260,000	3,227,400
Cable One, Inc., 5.750%, 06/15/22(b)	2,365,000	2,330,707

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Media—continued
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	1,015,000	951,563
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,485,000	2,382,494
CCO Safari II LLC, 4.464%, 07/23/22(b)	3,345,000	3,346,766
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	3,610,000	3,179,056
DISH DBS Corp., 5.125%, 05/01/20	4,600,000	4,312,500
DISH DBS Corp., 5.875%, 07/15/22(e)	4,390,000	3,885,150
DISH DBS Corp., 6.750%, 06/01/21	2,335,000	2,248,885
Lee Enterprises, Inc., 9.500%, 03/15/22(b)(d)	2,160,000	1,971,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,790,000	3,048,075
Numericable-SFR, 6.000%, 05/15/22(b)	2,830,000	2,727,412
Numericable-SFR, 6.250%, 05/15/24(b)	2,045,000	1,968,313
Sinclair Television Group, Inc., 5.625%, 08/01/24(b)	1,390,000	1,263,163
Sirius XM Radio, Inc., 6.000%, 07/15/24(b)	2,595,000	2,607,975
Tribune Media Co., 5.875%, 07/15/22(b)	553,000	536,410
Univision Communications, Inc., 5.125%, 05/15/23(b)	1,655,000	1,572,250
Univision Communications, Inc., 5.125%, 02/15/25(b)	1,740,000	1,631,250
Univision Communications, Inc., 6.750%, 09/15/22(b)	1,495,000	1,547,325
VTR Finance BV, 6.875%, 01/15/24(b)	2,000,000	1,815,000
Ziggo Bond Finance BV, 5.875%, 01/15/25(b)	1,475,000	1,349,625

		47,902,319

Mining 1.8%
First Quantum Minerals Ltd., 6.750%, 02/15/20(b)(d)	2,800,000	1,876,000
First Quantum Minerals Ltd., 7.000%, 02/15/21(b)	1,710,000	1,107,225

	Shares or Principal Amount($)	Value($)
Mining—continued
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(d)	2,370,000	1,890,075
FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22(b)(d)	3,550,000	3,305,937
Imperial Metals Corp., 7.000%, 03/15/19(b)(d)	3,554,000	3,340,760

		11,519,997

Oil & Gas 7.1%
Antero Resources Corp., 5.125%, 12/01/22	3,550,000	3,053,000
Antero Resources Corp., 6.000%, 12/01/20	1,110,000	1,026,750
CHC Helicopter SA, 9.250%, 10/15/20(d)	3,591,000	2,010,960
Chesapeake Energy Corp., 5.750%, 03/15/23(d)	1,650,000	1,076,108
Chesapeake Energy Corp., 6.875%, 11/15/20	4,625,000	3,399,375
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	2,550,000	2,435,250
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	2,330,000	1,864,000
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	1,115,000	958,900
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(b)	3,640,000	3,094,000
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	2,020,000	1,604,648
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(b)	2,670,000	1,909,050
Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	115,000	26,450
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	5,121,000	1,382,670
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.000%, 06/01/20(b)(d)	1,465,000	1,062,125
Offshore Drilling Holding SA, 8.375%, 09/20/20(b)	2,020,000	1,373,600
Precision Drilling Corp., 5.250%, 11/15/24	2,167,000	1,722,765

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Range Resources Corp., 4.875%, 05/15/25(b)	2,235,000	1,991,944
Rice Energy, Inc., 7.250%, 05/01/23(b)	1,840,000	1,725,000
RSP Permian, Inc., 6.625%, 10/01/22	1,710,000	1,641,600
SandRidge Energy, Inc., 8.750%, 06/01/20(b)(d)	2,505,000	1,518,656
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)(d)	2,858,000	2,457,880
United Refining Co., 10.500%, 02/28/18(d)	4,664,000	4,827,240
Whiting Petroleum Corp., 6.250%, 04/01/23(d)	4,655,000	4,026,575

		46,188,546

Oil & Gas Services 0.2%
FTS International, Inc., 7.837%, 06/15/20(a)(b)	1,755,000	1,299,218

Packaging & Containers 0.1%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., 6.000%, 10/15/22(b)(c)	664,000	665,660

Pharmaceuticals 4.2%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(b)	2,025,000	1,999,688
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25(b)	3,100,000	3,010,875
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	2,530,000	2,503,131
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,900,000	3,978,000
Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20(b)	2,290,000	2,225,594
Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23(b)	3,260,000	3,097,000
Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23(b)	2,330,000	2,226,606
Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25(b)	8,530,000	8,124,825

		27,165,719

	Shares or Principal Amount($)	Value($)
Pipelines 3.7%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	3,725,000	3,224,732
Energy Transfer Equity LP, 5.875%, 01/15/24	2,235,000	2,012,618
Energy Transfer Equity LP, 7.500%, 10/15/20	3,170,000	3,154,150
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	7,085,000	6,571,337
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	4,460,000	3,958,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,064,000	1,831,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(b)	2,256,000	2,210,880
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22(b)	1,276,000	1,244,100

		24,207,867

Real Estate 1.2%
Howard Hughes Corp., 6.875%, 10/01/21(b)	7,565,000	7,685,284

Retail 2.7%
Dollar Tree, Inc., 5.750%, 03/01/23(b)	2,760,000	2,863,500
Guitar Center, Inc., 6.500%, 04/15/19(b)(d)	3,608,000	3,319,360
Limited Brands, Inc., 6.625%, 04/01/21	5,215,000	5,801,687
Rite Aid Corp., 6.125%, 04/01/23(b)	3,175,000	3,151,188
Toys R Us Property Co. II LLC, 8.500%, 12/01/17	2,545,000	2,430,475

		17,566,210

Semiconductors 1.0%
Micron Technology, Inc., 5.250%, 08/01/23(b)	1,720,000	1,582,056
Micron Technology, Inc., 5.625%, 01/15/26(b)	1,780,000	1,602,000
Micron Technology, Inc., 5.875%, 02/15/22	3,205,000	3,160,931

		6,344,987

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Software 0.8%
Audatex North America, Inc., 6.000%, 06/15/21(b)	1,832,000	1,835,646
Audatex North America, Inc., 6.125%, 11/01/23(b)	3,620,000	3,638,100

		5,473,746

Telecommunication Services 11.5%
Altice Financing SA, 6.500%, 01/15/22(b)	3,330,000	3,215,148
Altice Financing SA, 6.625%, 02/15/23(b)	2,510,000	2,414,306
Altice Finco SA, 7.625%, 02/15/25(b)	1,675,000	1,561,938
Avaya, Inc., 7.000%, 04/01/19(b)	2,665,000	2,112,013
Avaya, Inc., 9.000%, 04/01/19(b)	2,565,000	2,128,950
CenturyLink, Inc., Series V, 5.625%, 04/01/20	2,075,000	1,931,037
DigitalGlobe, Inc., 5.250%, 02/01/21(b)	2,685,000	2,544,038
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	9,304,000	8,582,940
Level 3 Financing, Inc., 6.125%, 01/15/21	5,500,000	5,654,055
Level 3 Financing, Inc., 8.625%, 07/15/20(e)	6,990,000	7,304,550
Neptune Finco Corp., 6.625%, 10/15/25(b)(c)	1,380,000	1,386,900
Neptune Finco Corp., 10.125%, 01/15/23(b)(c)	1,750,000	1,769,688
Neptune Finco Corp., 10.875%, 10/15/25(b)(c)	405,000	409,050
Sprint Capital Corp., 6.875%, 11/15/28(e)	9,110,000	6,536,425
Sprint Capital Corp., 8.750%, 03/15/32(e)	4,780,000	3,716,450
Sprint Communications, Inc., 11.500%, 11/15/21	2,325,000	2,301,750
Sprint Corp., 7.875%, 09/15/23	2,270,000	1,837,281
T-Mobile USA, Inc., 6.500%, 01/15/24	1,705,000	1,652,784
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	4,877,162
ViaSat, Inc., 6.875%, 06/15/20	5,985,000	6,284,250
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	6,685,000	6,601,437

		74,822,152

	Shares or Principal Amount($)	Value($)
Textiles 0.2%
AVINTIV Specialty Materials, Inc., 7.750%, 02/01/19	1,308,000	1,358,685

Transportation 1.3%
Eletson Holdings, 9.625%, 01/15/22(b)	2,705,000	2,448,025
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	3,035,000	2,974,300
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,045,000	3,003,412

		8,425,737

Trucking & Leasing 0.2%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	1,600,000	1,620,000

Total Corporate Bonds (Cost $582,941,515)		549,633,994

Convertible Preferred Stock 0.3%
Telecommunication Services 0.3%
T-Mobile US, Inc., 5.500%, 12/15/17	24,985	1,725,464

Total Convertible Preferred Stock (Cost $1,249,250)		1,725,464

Common Stock 0.2%
Telecommunication Services 0.2%
NII Holding, Inc.*	174,597	1,136,626

Total Common Stock (Cost $2,946,330)		1,136,626

Money Market Funds 17.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	83,115,270	83,115,270
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(g)(h)	33,076,072	33,076,072

Total Money Market Funds (Cost $116,191,342)		116,191,342

Total Investments (Cost $730,110,674) — 106.1%		691,646,102
Liabilities in excess of other assets — (6.1)%		(39,906,813)

Net Assets — 100.0%		$651,739,289

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix High Yield Fund — concluded

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 44.7% of net assets as of September 30, 2015.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	The security or a partial position of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $33,205,080.

(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Perpetual maturity.

(g)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(h)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $35,652,915. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,576,843. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015 (See Note 2(k)).

Investment Abbreviations

MTN	—	Medium Term Note
PIK	—	Payment in-kind

At September 30, 2015, the Fund’s open credit default swap contract was as follows:

Centrally Cleared Credit Default Swap Contract — Sell Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Value	Unrealized Depreciation
CDX.NA.HY.23	JPMorgan (CME)	$19,400,000	5.000%	12/20/19	3.739%	$917,453	$(367,181)

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in CDX.NA.HY.23.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2015.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund†

	Shares or Principal Amount($)	Value($)
Municipal Bonds 87.5%
Alabama 3.9%
Baldwin County Board of Education, RB, 5.000%, 06/01/31	6,650,000	7,703,227
Baldwin County Board of Education, RB, 5.000%, 06/01/32	1,000,000	1,153,180
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,643,950
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	3,037,440
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,560,780

		25,098,577

Alaska 7.3%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	20,670,480
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	9,850,000	11,689,290
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	5,650,000	6,627,902
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,603,793

		47,591,465

Arizona 1.3%
Salt River Project Agricultural Improvement & Power District, Series A, RB, 5.000%, 12/01/36	7,500,000	8,723,250

California 16.6%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,068,225

	Shares or Principal Amount($)	Value($)
California—continued
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,314,922
California State,GO, 5.000%, 08/01/35	1,500,000	1,739,970
California State, GO, 5.000%, 03/01/45	3,000,000	3,399,540
California State, GO, 5.000%, 08/01/45	5,500,000	6,259,825
California State, GO, 6.500%, 04/01/33(b)	24,500,000	29,080,275
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,775,000	3,255,464
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	2,225,000	2,562,065
Los Angeles County Regional Financing Authority, Series B-2, RB, 3.000%, 11/15/20, CA MTG INS	1,500,000	1,507,425
Midpeninsula Regional Open Space District, Series A, GO, 4.000%, 09/01/40	7,510,000	7,777,581
San Francisco Bay Area Rapid Transit District, Series A, RB, 5.000%, 07/01/31(c)	1,000,000	1,191,290
San Francisco Bay Area Rapid Transit District, Series A, RB, 5.000%, 07/01/28(c)	2,200,000	2,681,844
San Francisco Bay Area RapidTransit District, Series A, RB, 5.000%, 07/01/32(c)	1,000,000	1,185,640
San Francisco Bay Area Rapid Transit District, Series D, GO, 5.000%, 08/01/32(c)	8,610,000	10,335,014
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,530,000
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,509,970

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
California—continued
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,699,900
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,961,099

		108,060,049

District of Columbia 1.4%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,305,520

Florida 4.4%
Florida State, Series D, GO, 5.000%, 06/01/18	5,000,000	5,561,000
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,265,060
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,407,730
Miami-Dade County School Board Foundation, Inc., Series A, COP, 5.000%, 05/01/25	6,000,000	7,175,520
Orange County School Board, Series C, COP, 5.000%, 08/01/31	5,000,000	5,822,950
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/34	3,785,000	4,425,308

		28,657,568

Georgia 3.0%
Gwinnett County School District, GO, 5.000%, 02/01/35	11,000,000	13,057,330
Lawrenceville Building Authority, RB, 5.000%, 04/01/34, MUN GOVT GTD	3,865,000	4,417,579
Private Colleges & Universities Authority, RB, 5.000%, 04/01/27	1,900,000	2,159,673

		19,634,582

Guam 0.2%
Guam Power Authority, Series A, RB, 5.000%, 10/01/28	1,000,000	1,124,010

	Shares or Principal Amount($)	Value($)
Hawaii 1.4%
University of Hawaii, Series E, RB, 5.000%, 10/01/32(c)	8,000,000	8,928,000

Illinois 2.3%
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(b)	7,680,000	7,711,181
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	4,869,610
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,320,600

		14,901,391

Kansas 4.9%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	29,755,645
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,166,780

		31,922,425

Kentucky 0.5%
Kentucky Municipal Power Agency, Series A, RB, 5.000%, 09/01/30, NATL-RE	3,000,000	3,366,300

Maryland 2.7%
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,310,597
Maryland State, Series B, GO, 5.000%, 08/01/25	5,920,000	7,128,035
Montgomery County, Series A, GO, 5.000%, 11/01/27	5,000,000	6,124,050

		17,562,682

Massachusetts 4.8%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,500,849
Massachusetts State, Series C, GO, 5.000%, 07/01/40	6,605,000	7,605,922

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Massachusetts—continued
Massachusetts State, Series C, GO, 5.000%, 07/01/45	7,535,000	8,622,451
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/34, ST INTERCEPT	4,045,000	4,643,377
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/39, ST INTERCEPT	3,250,000	3,693,917

		31,066,516

Michigan 2.7%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	15,527,540
Michigan State Building Authority, Series I, RB, 5.000%, 04/15/38	2,000,000	2,246,720

		17,774,260

Minnesota 1.1%
Minnesota State, Series A, GO, 5.000%, 08/01/30	6,035,000	7,296,375

Missouri 2.2%
Missouri State Board of Public Buildings, RB, 5.000%, 10/01/24	11,695,000	14,200,537

New Jersey 2.2%
New Jersey State Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	5,878,417
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	8,389,868

		14,268,285

New York 8.6%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,013,267
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	17,131,122

	Shares or Principal Amount($)	Value($)
New York—continued
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,439,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,486,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/34	4,000,000	4,611,840
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	2,985,150
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/30	9,520,000	11,197,234

		55,863,613

North Carolina 0.9%
North Carolina State, Series C, GO, 5.000%, 05/01/18	1,880,000	2,085,973
Raleigh NC Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/23(c)	2,000,000	2,435,100
Raleigh NC Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/25(c)	1,110,000	1,382,960

		5,904,033

Pennsylvania 2.9%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,171,775
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,691,828
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,846,100

		18,709,703

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
South Carolina 1.9%
Charleston Waterworks & Sewer System Revenue, RB, 5.000%, 01/01/45	10,500,000	12,075,420

Texas 7.3%
Austin, GO, 5.000%, 09/01/32(c)	2,850,000	3,368,045
Austin, GO, 5.000%, 09/01/34(c)	2,140,000	2,508,829
Clint Independent School District, GO, 5.000%, 08/15/39, PSF-GTD	2,000,000	2,293,560
Clint Independent School District, GO, 5.000%, 08/15/40, PSF-GTD	2,000,000	2,286,280
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,395,337
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	6,794,460
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	7,100,000	7,394,366
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,442,100
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD	5,000,000	5,665,600

		47,148,577

Virginia 0.7%
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/19	1,240,000	1,409,843
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/21	2,755,000	3,231,642

		4,641,485

Washington 2.3%
Energy Northwest, RB, 5.000%, 07/01/24, Pre-refunded 07/01/2018 @ 100	965,000	1,074,556
Energy Northwest, RB, 5.000%, 07/01/24	3,035,000	3,341,232

	Shares or Principal Amount($)	Value($)
Washington—continued
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,472,095

		14,887,883

Total Municipal Bonds (Cost $537,133,083)		568,712,506

Money Market Fund 12.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	82,884,666	82,884,666

Total Money Market Fund (Cost $82,884,666)		82,884,666

Total Investments (Cost $620,017,749) — 100.3%		651,597,172
Liabilities in excess of other assets — (0.3)%		(1,919,404)

Net Assets — 100.0%		$649,677,768

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2015.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
CA MTG INS	—	California Mortgage Insurance
COP	—	Certificate of Participation
GO	—	General Obligation
MUN GOVT GTD	—	Security guaranteed by Munipal Government Guaranteed Program
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond
ST APPROP	—	State Appropriation
ST INTERCEPT	—	State Interception

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Limited Duration Fund†

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 34.4%
Automobiles 8.3%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2B, 0.479%, 10/10/17(a)	93,041	93,009
Harley-Davidson Motorcycle Trust, Series 2014-1, Cl A2B, 0.377%, 04/15/18(a)	185,311	185,164
Mercedes Benz Auto Lease Trust, Series 2014-A, Cl A2B, 0.387%, 06/15/16(a)	6,878	6,878
Nissan Master Owner Trust Receivables, Series 2013-A, Cl A, 0.507%, 02/15/18(a)	265,000	264,878

		549,929

Credit Card 24.0%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.657%, 02/15/19(a)	400,000	398,930
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.567%, 12/16/19(a)	300,000	299,332
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.557%, 03/16/20(a)	200,000	199,663
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.487%, 01/15/19(a)	300,000	299,573
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.507%, 08/17/20(a)	400,000	399,133

		1,596,631

Student Loan Asset Backed Security 2.1%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.444%, 09/25/19(a)	143,101	141,894

Total Asset-Backed Securities (Cost $2,292,074)		2,288,454

Collateralized Mortgage Obligations 44.4%
Agency Collateralized Mortgage Obligations 44.4%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.407%, 03/15/24(a)	997,911	1,001,354
Series 4231, Cl FD, REMIC, 0.557%, 10/15/32(a)	800,004	800,742

		1,802,096

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Federal National Mortgage Association
Series 2004-79, Cl FM, 0.494%, 11/25/24(a)	749,059	750,903
Series 2005-107, Cl PF, 0.644%, 11/25/32(a)	291,178	291,564
Series 2010-90, Cl MF, 0.594%, 04/25/28(a)	104,753	104,832

		1,147,299

Total Collateralized Mortgage Obligations (Cost $2,937,300)		2,949,395

U.S. Government Agency Mortgages 15.7%
Federal National Mortgage Association
Pool #AM6261, 0.412%, 07/01/19(a)	620,000	619,924
Pool #AM7028, 0.431%, 10/01/19(a)	420,000	420,499

Total U.S. Government Agency Mortgages (Cost $1,038,911)		1,040,423

Money Market Fund 5.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	366,817	366,817

Total Money Market Fund (Cost $366,817)		366,817

Total Investments (Cost $6,635,102) — 100.0%		6,645,089
Other assets in excess of liabilities — 0.0%(c)		1,748

Net Assets — 100.0%		$6,646,837

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(c)	Less than 0.05% of Net Assets.

Investment Abbreviation

REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix North Carolina Tax-Exempt Bond Fund†

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.8%
Alabama 0.6%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	221,007

Guam 3.3%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,130,640
Territory of Guam, Series D, RB, 5.000%, 11/15/39	100,000	109,563

		1,240,203

North Carolina 89.6%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,140,510
Charlotte Airport Revenue, Series B, AMT, RB, 5.500%, 07/01/23	1,200,000	1,382,136
Charlotte Storm Water Revenue, RB, 4.000%, 12/01/43	1,000,000	1,047,690
Charlotte Storm Water Revenue, RB, 5.000%, 12/01/15	1,255,000	1,265,442
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,201,727
Charlotte Water & Sewer System, RB, 5.000%, 07/01/40	1,685,000	1,969,596
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,116,550
Iredell County, COP, 5.000%, 06/01/17, AMBAC	1,020,000	1,052,303
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM(b)	1,000,000	1,103,010
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,134,190
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33(b)	1,500,000	1,625,430
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	1,000,000	1,294,960
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33(b)	1,500,000	1,749,480

	Shares or Principal Amount($)	Value($)
North Carolina—continued
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30(b)	2,000,000	2,207,280
North Carolina State, RB, 5.000%, 03/01/27	1,000,000	1,172,300
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,950,000	2,095,743
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40(b)	1,500,000	1,681,830
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	2,000,000	2,279,660
Pitt County, RB, 4.000%, 04/01/16	1,325,000	1,349,910
Pitt County, RB, 5.000%, 04/01/28	1,000,000	1,186,810
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/24(c)	1,000,000	1,233,460
Raleigh Durham Airport Authority, Series B, AMT, RB, 5.000%, 05/01/22	1,405,000	1,656,959
University of North Carolina at Charlotte, RB, 5.000%, 04/01/45	1,750,000	1,960,647

		33,907,623

South Carolina 2.3%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	889,463

Total Municipal Bonds (Cost $34,501,011)		36,258,296

Money Market Fund 6.2%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	2,345,481	2,345,481

Total Money Market Fund (Cost $2,345,481)		2,345,481

Total Investments (Cost $36,846,492) — 102.0%		38,603,777
Liabilities in excess of other assets — (2.0)%		(767,802)

Net Assets — 100.0%		$37,835,975

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix North Carolina Tax-Exempt Bond Fund† — concluded

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2015.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
COP	—	Certificate of Participation
GO	—	General Obligation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Short-Term Bond Fund†

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 9.0%
Automobiles 1.9%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	98,026	97,955
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	196,547	196,443
Ford Credit Auto Owner Trust, Series 2014-A, Cl A3, 0.790%, 05/15/18	530,344	530,324
Nissan Auto Lease Trust, Series 2015-A, Cl A2A, 0.990%, 11/15/17	245,000	245,440

		1,070,162

Credit Card 4.6%
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	490,000	490,895
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.557%, 03/16/20(a)	627,000	625,943
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A, 1.480%, 07/15/20	325,000	327,197
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	312,000	313,070
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	500,000	503,019
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.507%, 08/17/20(a)	272,000	271,411

		2,531,535

Other 2.0%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	322,836	322,737
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Cl A4, 5.170%, 08/01/19	89,537	92,957
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Cl A1, 0.901%, 04/15/18	215,282	215,486

	Shares or Principal Amount($)	Value($)
Other—continued
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	422,941	422,990
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Cl A3, 5.290%, 05/15/18	30,321	30,778

		1,084,948

Student Loan Asset Backed Security 0.5%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.444%, 09/25/19(a)	279,047	276,694

Total Asset-Backed Securities (Cost $4,957,509)		4,963,339

Collateralized Mortgage Obligations 10.9%
Agency Collateralized Mortgage Obligations 0.6%
Federal Home Loan Mortgage Corporation
Series 3772, Cl HE, REMIC, 2.500%, 10/15/18	96,399	97,935

Federal National Mortgage Association
Series 2010-153, Cl AB, REMIC, 2.000%, 11/25/18	152,938	154,856
Series 2010-153, Cl AC, REMIC, 2.000%, 11/25/18	99,410	100,778

		255,634

		353,569

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series 3864, Cl KM, REMIC, 3.000%, 02/15/41	78,720	81,122

Commercial Mortgage Backed Securities 10.1%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Cl A1, 0.685%, 09/10/45	40,050	39,985

Commercial Mortgage Trust
Series 2012-9W57, Cl A, 2.365%, 02/10/29(b)	500,000	506,889
Series 2013-CR9, Cl A1, 1.344%, 07/10/45	398,036	397,997

		904,886

Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Cl A3, 5.311%, 12/15/39	538,067	549,584

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Short-Term Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
GS Mortgage Securities Trust
Series 2011-GC5, Cl A2, 2.999%, 08/10/44	304,345	307,887
Series 2012-GCJ7, Cl A2, 2.318%, 05/10/45	385,000	389,303
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	58,387	58,411

		755,601

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A2, 3.616%, 11/15/43(b)	780,000	808,050
Series 2013-C13, Cl A1, 1.303%, 01/15/46	370,192	371,065

		1,179,115

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	451,890	450,284
Series 2014-C14, Cl A1, 1.250%, 02/15/47	134,908	134,282

		584,566

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	196,000	202,473

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	600,000	602,927
Series 2012-C8, Cl A2, 1.881%, 08/15/45	785,731	791,714

		1,394,641

		5,610,851

Total Collateralized Mortgage Obligations (Cost $6,046,500)		6,045,542

Corporate Bonds 38.7%
Aerospace/Defense 2.3%
Boeing Co. (The), 0.422%, 10/30/17(a)	530,000	528,060
Harris Corp., 1.999%, 04/27/18	368,000	366,661
L-3 Communications Corp., 1.500%, 05/28/17	379,000	375,536

		1,270,257

Auto Manufacturers 0.8%
PACCAR Financial Corp., 0.932%, 12/06/18, MTN(a)	200,000	200,659

	Shares or Principal Amount($)	Value($)
Auto Manufacturers—continued
PACCAR Financial Corp., 1.450%, 03/09/18, MTN	239,000	239,301

		439,960

Banks 11.5%
Bank of America Corp., 3.625%, 03/17/16, MTN	835,000	846,018
Citigroup, Inc., 1.350%, 03/10/17	541,000	540,024
Credit Suisse New York, 1.375%, 05/26/17, MTN	845,000	844,230
Fifth Third Bank, 0.900%, 02/26/16	215,000	215,009
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	783,000	855,434
ING Bank NV, 1.800%, 03/16/18(b)	414,000	414,598
JPMorgan Chase & Co., 6.125%, 06/27/17	558,000	599,731
Lloyds Bank PLC, 1.750%, 05/14/18	543,000	541,904
Morgan Stanley, 5.375%, 10/15/15	410,000	410,693
UBS AG/Stamford CT, 1.800%, 03/26/18, MTN	383,000	382,805
Wells Fargo & Co., 1.250%, 07/20/16	740,000	743,185

		6,393,631

Biotechnology 0.6%
Celgene Corp., 2.125%, 08/15/18	309,000	311,447

Commercial Services 1.1%
ERAC USA Finance LLC, 1.400%, 04/15/16(b)	632,000	632,411

Computers 0.9%
Apple, Inc., 1.050%, 05/05/17	266,000	267,025
Hewlett-Packard Enterprise Co., 2.850%, 10/05/18(b)(c)	257,000	256,671

		523,696

Diversified Financial Services 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17	150,000	147,750
Air Lease Corp., 2.625%, 09/04/18	266,000	265,648
American Express Credit Corp., 1.300%, 07/29/16	916,000	919,536
General Electric Capital Corp., 2.450%, 03/15/17, MTN	766,000	781,955

		2,114,889

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Short-Term Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Electric 0.3%
Duke Energy Corp., 0.705%, 04/03/17(a)	141,000	140,603

Electronics 0.3%
Corning, Inc., 1.500%, 05/08/18	180,000	180,155

Healthcare-Products 1.4%
Becton Dickinson and Co., 1.800%, 12/15/17	265,000	266,161
Medtronic, Inc., 1.500%, 03/15/18	498,000	496,004

		762,165

Healthcare-Services 0.6%
UnitedHealth Group, Inc., 1.875%, 11/15/16	349,000	352,993

Information Technology 1.2%
Oracle Corp., 0.484%, 07/07/17(a)	683,000	682,518

Insurance 2.6%
Berkshire Hathaway, Inc., 1.900%, 01/31/17	596,000	603,989
MetLife, Inc., 6.750%, 06/01/16	800,000	831,602

		1,435,591

Machinery-Diversified 1.0%
John Deere Capital Corp., 1.350%, 01/16/18, MTN	528,000	527,908

Oil & Gas 3.7%
BP Capital Markets PLC, 3.200%, 03/11/16	325,000	328,814
Chevron Corp., 1.365%, 03/02/18	552,000	552,500
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	602,000	600,639
Exxon Mobil Corp., 1.305%, 03/06/18	553,000	554,305

		2,036,258

Pharmaceuticals 1.0%
AbbVie, Inc., 1.800%, 05/14/18	318,000	317,117
Actavis Funding SCS, 2.350%, 03/12/18	263,000	264,047

		581,164

Pipelines 1.3%
Columbia Pipeline Group, Inc., 2.450%, 06/01/18(b)	280,000	280,541
Kinder Morgan, Inc., 2.000%, 12/01/17	269,000	267,051
Spectra Energy Partners LP, 2.950%, 09/25/18	158,000	160,198

		707,790

	Shares or Principal Amount($)	Value($)
Retail 0.6%
CVS Health Corp., 1.900%, 07/20/18	306,000	308,040

Semiconductors 1.1%
Intel Corp., 1.350%, 12/15/17	429,000	428,233
TSMC Global Ltd., 1.625%, 04/03/18(b)	200,000	198,187

		626,420

Telecommunication Services 1.6%
American Tower Corp., 4.500%, 01/15/18	225,000	236,690
AT&T, Inc., 5.500%, 02/01/18	488,000	528,768
Verizon Communications, Inc., 2.500%, 09/15/16	97,000	98,333

		863,791

Transportation 1.0%
Canadian National Railway Co., 0.479%, 11/14/17(a)	554,000	548,927

Total Corporate Bonds (Cost $21,428,370)		21,440,614

Municipal Bonds 3.3%
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, CI A3, RB, 3.450%, 02/01/22	515,000	537,758

New Jersey 1.0%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	530,000	528,919

South Carolina 1.3%
South Carolina State Public Service Authority, Series D, RB, 1.297%, 06/01/16(a)	725,000	725,717

Total Municipal Bonds (Cost $1,795,227)		1,792,394

U.S. Government Agency Mortgages 10.5%
Federal Home Loan Mortgage Corporation
Pool #J06026, 5.500%, 11/01/20	133,409	138,107
Pool #G14525, 2.500%, 08/01/22	237,755	245,144
Pool #J22421, 2.000%, 02/01/23	157,624	160,027
Pool #J23435, 2.500%, 04/01/23	614,205	633,177
Pool #J28472, 3.000%, 06/01/24	1,303,733	1,364,352

		2,540,807

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Short-Term Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Federal National Mortgage Association
Pool #AL5640, 2.283%, 08/01/44(a)	325,606	335,888
Pool #AX3644, 2.391%, 10/01/44(a)	350,279	361,703
Pool #AX2167, 2.480%, 11/01/44(a)	1,736,187	1,797,700
Pool #AX5937, 2.549%, 11/01/44(a)	764,282	792,217

		3,287,508

Total U.S. Government Agency Mortgages (Cost $5,745,468)		5,828,315

U.S. Treasury Obligations 25.1%
U.S. Treasury Notes 25.1%
0.625%, 04/30/18	6,883,000	6,847,690
1.375%, 07/31/18	4,327,000	4,384,973
1.250%, 10/31/18	2,660,000	2,682,722

Total U.S. Treasury Obligations (Cost $13,877,249)		13,915,385

Money Market Fund 2.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(d)	1,197,321	1,197,321

Total Money Market Fund (Cost $1,197,321)		1,197,321

Total Investments (Cost $55,047,644) — 99.7%		55,182,910
Other assets in excess of liabilities — 0.3%		189,814

Net Assets — 100.0%		$55,372,724

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.7% of net assets as of September 30, 2015.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Short-Term Municipal Bond Fund†

	Shares or Principal Amount($)	Value($)
Municipal Bonds 84.1%
Alabama 3.3%
Baldwin County Board of Education, RB, 5.000%, 06/01/19	1,250,000	1,424,662

Arizona 4.7%
Arizona Department of Transportation State Highway Fund Revenue, RB, 5.000%, 07/01/25, Pre-refunded 07/01/2016 @ 100	1,000,000	1,035,850
Phoenix Civic Improvement Corp., Series B, RB, 5.000%, 07/01/16	1,000,000	1,036,010

		2,071,860

California 7.7%
California Municipal Finance Authority, Series A, RB, 4.000%, 06/01/21	200,000	217,494
California State, GO, 5.000%, 08/01/17	1,000,000	1,081,200
California State, GO, 5.000%, 08/01/20	500,000	587,500
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	1,500,000	1,507,140

		3,393,334

District of Columbia 2.6%
District of Columbia Water & Sewer Authority, Series A, RB, 6.000%, 10/01/35, Pre-refunded 10/01/2018 @ 100	1,000,000	1,151,880

Indiana 2.4%
Indiana University, Series R, RB, 5.000%, 08/01/16, AMBAC	1,000,000	1,039,970

Maine 4.4%
Maine Municipal Bond Bank, Series D, RB, 5.000%, 11/01/18(a)	1,720,000	1,929,255

Maryland 6.2%
Maryland State, Series A, GO, 5.000%, 11/01/16	1,000,000	1,050,950
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(b)	500,000	552,030

	Shares or Principal Amount($)	Value($)
Maryland—continued
Montgomery County, Series A, GO, 5.000%, 07/01/17	1,040,000	1,121,182

		2,724,162

Michigan 3.9%
University of Michigan, Series A, RB, 0.010%, 04/01/38(b)(c)	1,700,000	1,700,000

Missouri 3.0%
Missouri State Board of Public Buildings, Series B, RB, 4.000%, 04/01/18	1,235,000	1,334,986

Nevada 2.4%
Clark County Department of Aviation, Series B, AMT, RB, 5.000%, 07/01/17	1,000,000	1,070,760

North Carolina 2.6%
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/18(a)	1,000,000	1,116,210

Rhode Island 7.3%
Rhode Island Health & Educational Building Corp., RB, 4.000%, 05/15/20, AGM, ST APPROP	750,000	822,938
State of Rhode Island, GO, 5.000%, 08/01/18(b)	2,150,000	2,389,832

		3,212,770

South Carolina 4.3%
SCAGO Educational Facilities Corp. for Pickens School District, RB, 5.000%, 12/01/16	750,000	789,435
South Carolina State Public Service Authority, Series C, RB, 5.000%, 12/01/17(a)	1,000,000	1,090,100

		1,879,535

Texas 19.8%
Arlington Higher Education Finance Corp., RB, 2.000%, 02/15/16, PSF-GTD	500,000	503,095
Harris County, Series A, GO, 5.000%, 10/01/18	1,000,000	1,122,290
Metropolitan Transit Authority of Harris County, Series A, RB, 5.000%, 08/15/18	1,255,000	1,400,906
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	208,836

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Short-Term Municipal Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
Texas—continued
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	212,670
Nueces River Authority, RB, 3.000%, 07/15/17	1,000,000	1,039,780
Plano, GO, 5.000%, 09/01/18	1,000,000	1,115,700
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18(b)	3,000,000	3,083,100

		8,686,377

Virginia 4.3%
Chesterfield County, GO, 4.000%, 01/01/17, State Aid Withholding	1,795,000	1,875,901

Washington 5.2%
Port of Seattle, AMT, GO, 5.250%, 12/01/20	1,030,000	1,202,309
Snohomish County Public Utility District No. 1, RB, 5.000%, 12/01/16	1,000,000	1,054,470

		2,256,779

Total Municipal Bonds (Cost $36,704,354)		36,868,441

Money Market Fund 18.1%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	7,923,320	7,923,320

Total Money Market Fund (Cost $7,923,320)		7,923,320

Total Investments (Cost $44,627,674) — 102.2%		44,791,761
Liabilities in excess of other assets — (2.2)%		(944,224)

Net Assets — 100.0%		$43,847,537

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
CA MTG INS	—	California Mortgage Insurance
GO	—	General Obligation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond
ST APPROP	—	State Appropriation

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund†

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 2.6%
Automobiles 0.2%
Ford Credit Auto Owner Trust, Series 2015-2, Cl A, 2.440%, 01/15/27(a)	1,840,000	1,869,858

Credit Card 1.1%
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	4,970,000	5,084,365
Cabela’s Credit Card Master Note Trust, Series 2015-2, Cl A1, 2.250%, 07/17/23	2,630,000	2,641,575
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.557%, 03/16/20(b)	2,851,000	2,846,196
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.487%, 01/15/19(b)	2,624,000	2,620,266

		13,192,402

Other 1.3%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	6,139,150	6,191,996
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	6,976,325	7,185,377
SBA Tower Trust, Series 2014-2A, Cl C, 3.869%, 10/15/49(a)	1,087,000	1,105,967

		14,483,340

Total Asset-Backed Securities (Cost $29,247,320)		29,545,600

Collateralized Mortgage Obligations 5.3%
Agency Collateralized Mortgage Obligation 0.2%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	2,489,874	2,678,591

Commercial Mortgage Backed Securities 5.1%
Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(a)	2,940,000	2,938,089

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
Federal Home Loan Mortgage Corporation
Series KP02, Cl A2, 2.355%, 04/25/21(b)	9,935,000	10,126,017

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	8,728,000	9,161,206
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	3,010,000	3,040,157
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	2,890,000	2,921,235

		15,122,598

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	3,822,000	4,194,137

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl D, 5.734%, 02/15/46(a)(b)	6,522,000	7,026,399
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(a)	1,790,000	1,862,144

		8,888,543

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	4,815,000	4,991,113

VNDO 2013-PENN Mortgage Trust
Series 2013-PENN, Cl A, 3.808%, 12/13/29(a)	3,315,000	3,547,756

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Cl A, 3.544%, 04/16/35(a)	2,900,000	3,029,169

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.724%, 03/15/44(a)(b)	4,794,367	5,085,644

		57,923,066

Total Collateralized Mortgage Obligations (Cost $59,836,909)		60,601,657

Bank Loans 0.0%(c)
Healthcare 0.0%(c)
Allscripts Healthcare Solutions, Inc., Term Loan A, 5.000%, 06/28/18(a)(b)	113,750	113,466

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Information Technology 0.0%(c)
Semiconductor Components Industries, LLC, Term Loan A, 2.034%, 01/02/18(b)(d)	264,688	258,070

Total Bank Loans (Cost $367,560)		371,536

Corporate Bonds 24.2%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	3,193,000	3,060,963

Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	2,346,000	2,366,954

Airlines 1.0%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	4,661,113	4,975,738
American Airlines Pass Through Trust, Series 2015-2, 3.600%, 09/22/27	1,887,000	1,893,982
Delta Air Lines Pass Through Trust, Series 2015-1, 3.625%, 09/30/27	885,000	891,637
Spirit Airlines Pass Through Trust, Series 2015-1, 4.100%, 04/01/28	1,820,000	1,833,650
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	1,404,000	1,435,590

		11,030,597

Auto Manufacturers 1.0%
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	1,622,000	1,573,901
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	700,000	697,618
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,660,000	1,765,555
General Motors Co., 5.200%, 04/01/45	5,520,000	5,180,205
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(a)	1,361,000	1,357,687

	Shares or Principal Amount($)	Value($)
Auto Manufacturers—continued
Volkswagen International Finance, 2.375%, 03/22/17(a)	1,539,000	1,516,535

		12,091,501

Auto Parts & Equipment 0.5%
Lear Corp., 4.750%, 01/15/23	1,338,000	1,311,240
Magna International, Inc., 4.150%, 10/01/25	4,038,000	4,038,347

		5,349,587

Banks 5.2%
Bank of America Corp., 1.700%, 08/25/17, MTN	3,033,000	3,040,971
Bank of America NA, 1.750%, 06/05/18	1,300,000	1,296,923
Citigroup, Inc., 4.450%, 09/29/27	4,591,000	4,566,241
Citigroup, Inc., Series Q, 5.950%(b)(e)	4,021,000	3,965,711
Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20(a)	1,645,000	1,640,404
Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25(a)	1,750,000	1,699,519
Discover Bank, 3.100%, 06/04/20	2,798,000	2,825,085
Goldman Sachs Group, Inc. (The), Series M, 5.375%(b)(e)	2,507,000	2,449,026
Huntington National Bank (The), 1.300%, 11/20/16	1,869,000	1,870,903
ING Bank NV, 1.800%, 03/16/18(a)	1,452,000	1,454,097
JPMorgan Chase & Co., 2.250%, 01/23/20	3,742,000	3,710,870
KeyCorp, 2.900%, 09/15/20, MTN	2,118,000	2,133,843
Lloyds Bank PLC, 2.700%, 08/17/20	2,237,000	2,269,099
Morgan Stanley, 2.650%, 01/27/20	2,379,000	2,390,245
Morgan Stanley, 3.950%, 04/23/27	1,498,000	1,442,691
Morgan Stanley, 4.300%, 01/27/45	6,246,000	5,936,061
Regions Bank, 2.250%, 09/14/18	1,095,000	1,099,383

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Banks—continued
Santander UK Group Holdings PLC, 4.750%, 09/15/25(a)	4,174,000	4,139,080
UBS AG, 2.375%, 08/14/19, MTN	4,079,000	4,096,499
US Bancorp, 3.600%, 09/11/24, MTN	4,320,000	4,389,543
US Bank NA, 1.100%, 01/30/17	2,968,000	2,972,615

		59,388,809

Beverages 0.2%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	2,020,000	2,047,141

Biotechnology 0.3%
Biogen, Inc., 5.200%, 09/15/45	1,850,000	1,866,739
Celgene Corp., 4.625%, 05/15/44	1,038,000	984,830
Celgene Corp., 5.000%, 08/15/45	1,217,000	1,207,140

		4,058,709

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	935,000	953,515
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	1,167,000	1,184,765
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	1,078,000	996,944
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,149,000	1,283,070

		4,418,294

Computers 0.5%
Apple, Inc., 2.850%, 05/06/21	4,070,000	4,174,111
Hewlett-Packard Enterprise Co., 6.350%, 10/15/45(a)(f)	1,725,000	1,723,827

		5,897,938

Diversified Financial Services 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17	3,486,000	3,433,710
Air Lease Corp., 2.625%, 09/04/18	5,155,000	5,148,190
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,487,000	1,510,359

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
Lazard Group LLC, 3.750%, 02/13/25	5,127,000	4,892,101
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	1,291,000	1,307,679
TD Ameritrade Holding Corp., 2.950%, 04/01/22	1,836,000	1,848,915

		18,140,954

Electric 0.7%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,331,000	1,602,705
Dominion Resources, Inc., 1.950%, 08/15/16	468,000	471,170
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,189,000	1,289,586
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	4,376,000	4,508,987

		7,872,448

Healthcare-Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	964,000	964,800
Medtronic, Inc., 3.500%, 03/15/25	730,000	744,851
Medtronic, Inc., 4.625%, 03/15/45	2,024,000	2,086,941

		3,796,592

Healthcare-Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,842,000	1,928,027

Insurance 0.7%
American International Group, Inc., 4.800%, 07/10/45	1,686,000	1,721,173
Arch Capital Group US, Inc., 5.144%, 11/01/43	2,699,000	2,785,317
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)(g)	381,000	406,302
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	2,212,000	2,467,698
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	1,080,000	1,163,886

		8,544,376

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Media 0.7%
CCO Safari II LLC, 6.484%, 10/23/45(a)	1,991,000	2,008,620
Comcast Corp., 4.650%, 07/15/42	5,267,000	5,415,550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	750,000	735,617

		8,159,787

Mining 1.4%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	519,000	551,210
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	4,512,000	3,746,115
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	964,523
Barrick North America Finance LLC, 5.750%, 05/01/43	2,511,000	2,138,237
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	1,801,000	1,821,625
Newmont Mining Corp., 6.250%, 10/01/39	7,239,000	6,548,559

		15,770,269

Miscellaneous Manufacturer 0.6%
3M Co., 1.375%, 09/29/16(g)	971,000	978,869
General Electric Co., 2.700%, 10/09/22	1,444,000	1,447,645
General Electric Co., 3.375%, 03/11/24	2,600,000	2,692,807
General Electric Co., 4.125%, 10/09/42	1,142,000	1,126,622
General Electric Co., 5.250%, 12/06/17	1,036,000	1,122,421

		7,368,364

Oil & Gas 1.5%
BP Capital Markets PLC, 2.248%, 11/01/16	2,052,000	2,075,830
Ensco PLC, 4.500%, 10/01/24(g)	437,000	322,827
Ensco PLC, 5.750%, 10/01/44	1,771,000	1,225,162
Exxon Mobil Corp., 1.912%, 03/06/20	2,976,000	2,994,552
Marathon Petroleum Corp., 3.625%, 09/15/24	442,000	427,153

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Marathon Petroleum Corp., 5.000%, 09/15/54	3,017,000	2,636,457
Shell International Finance BV, 3.250%, 05/11/25	3,302,000	3,265,203
Woodside Finance Ltd., 3.650%, 03/05/25(a)	1,995,000	1,804,585
Woodside Finance Ltd., 4.600%, 05/10/21(a)	2,643,000	2,748,516

		17,500,285

Oil & Gas Services 0.2%
FMC Technologies, Inc., 3.450%, 10/01/22	656,000	613,154
Schlumberger Investment SA, 3.300%, 09/14/21(a)	1,659,000	1,696,374

		2,309,528

Pharmaceuticals 0.6%
AbbVie, Inc., 3.600%, 05/14/25	2,751,000	2,713,221
Actavis Funding SCS, 4.750%, 03/15/45	1,388,000	1,260,240
Express Scripts Holding Co., 2.650%, 02/15/17	1,560,000	1,585,682
Novartis Securities Investment Ltd., 5.125%, 02/10/19	969,000	1,077,881

		6,637,024

Pipelines 1.3%
Boardwalk Pipelines LP, 4.950%, 12/15/24	650,000	602,071
Columbia Pipeline Group, Inc., 5.800%, 06/01/45(a)	1,736,000	1,657,654
Energy Transfer Partners LP, 4.900%, 02/01/24	377,000	359,439
EnLink Midstream Partners LP, 4.150%, 06/01/25	2,947,000	2,703,316
EnLink Midstream Partners LP, 4.400%, 04/01/24	375,000	357,022
Enterprise Products Operating LLC, 3.350%, 03/15/23	383,000	370,197
Enterprise Products Operating LLC, 4.850%, 03/15/44	930,000	829,065
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,740,850
Phillips 66 Partners LP, 3.605%, 02/15/25	468,000	429,217
Phillips 66 Partners LP, 4.680%, 02/15/45	595,000	489,871

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Pipelines—continued
Western Gas Partners LP, 3.950%, 06/01/25	3,181,000	2,979,414
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	1,861,000	1,721,425

		15,239,541

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	1,779,000	1,713,898
American Tower Corp., 5.000%, 02/15/24	3,313,000	3,480,803
Digital Realty Trust LP, 3.950%, 07/01/22	3,127,000	3,123,535

		8,318,236

Retail 0.9%
CVS Health Corp., 5.125%, 07/20/45	1,738,000	1,868,268
Home Depot, Inc. (The), 2.625%, 06/01/22	2,008,000	2,007,131
Kohl’s Corp., 5.550%, 07/17/45	1,201,000	1,176,545
Wal-Mart Stores, Inc., 1.125%, 04/11/18	5,246,000	5,241,950

		10,293,894

Semiconductors 0.6%
Analog Devices, Inc., 3.000%, 04/15/16	273,000	276,327
Intel Corp., 1.950%, 10/01/16	1,031,000	1,043,279
Intel Corp., 4.900%, 07/29/45	1,677,000	1,735,977
TSMC Global Ltd., 1.625%, 04/03/18(a)	3,589,000	3,556,462

		6,612,045

Software 0.6%
Oracle Corp., 1.200%, 10/15/17	1,341,000	1,343,257
Oracle Corp., 2.375%, 01/15/19	1,638,000	1,669,584
Oracle Corp., 4.125%, 05/15/45	3,710,000	3,500,708

		6,513,549

Telecommunication Services 1.6%
AT&T, Inc., 2.375%, 11/27/18	2,349,000	2,373,958
AT&T, Inc., 4.350%, 06/15/45	886,000	760,480

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
AT&T, Inc., 4.750%, 05/15/46	2,192,000	2,008,523
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	3,187,000	3,175,801
Cisco Systems, Inc., 2.125%, 03/01/19	2,111,000	2,137,474
Cisco Systems, Inc., 5.500%, 02/22/16	1,101,000	1,122,159
Crown Castle Towers LLC, 3.222%, 05/15/42(a)	1,465,000	1,428,375
Verizon Communications, Inc., 5.012%, 08/21/54	6,408,000	5,832,203

		18,838,973

Transportation 0.4%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	4,432,000	4,347,105

Total Corporate Bonds (Cost $281,644,100)		277,901,490

U.S. Government Agency Mortgages 25.7%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	5,085,872	5,383,460
Pool #C91768, 3.500%, 07/01/34	2,212,184	2,336,274
Pool #G01779, 5.000%, 04/01/35	378,639	418,363
Pool #G01837, 5.000%, 07/01/35	2,566,873	2,836,310
Pool #G01838, 5.000%, 07/01/35	338,205	373,615
Pool #G02069, 5.500%, 03/01/36	155,615	172,785
Pool #G05521, 5.500%, 05/01/37	350,226	393,140
Pool #G05326, 5.000%, 02/01/38	1,580,731	1,741,028
Pool #G04337, 5.500%, 04/01/38	401,218	444,497
Pool #G07135, 6.000%, 10/01/38	1,987,557	2,245,041
Pool #G08347, 4.500%, 06/01/39	3,138,753	3,410,455
Pool #G08353, 4.500%, 07/01/39	3,894,493	4,234,892
Pool #G06079, 6.000%, 07/01/39	955,639	1,081,526

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #A89384, 4.000%, 10/01/39	215,657	230,301
Pool #A89148, 4.000%, 10/01/39	1,628,859	1,739,460
Pool #G08372, 4.500%, 11/01/39	2,284,247	2,485,794
Pool #G07074, 5.500%, 01/01/40	349,313	392,067
Pool #A93101, 5.000%, 07/01/40	1,025,370	1,129,280
Pool #G06061, 4.000%, 10/01/40	3,212,178	3,438,552
Pool #A95085, 4.000%, 11/01/40	1,813,594	1,936,960
Pool #A95796, 4.000%, 12/01/40	1,353,536	1,445,540
Pool #A95822, 4.000%, 12/01/40	3,209,392	3,449,627
Pool #A97047, 4.500%, 02/01/41	475,072	515,535
Pool #G08499, 3.000%, 07/01/42	1,259,973	1,277,951
Pool #Q10188, 3.500%, 08/01/42	711,436	743,397
Pool #849167, 2.962%, 10/01/43(b)	4,889,462	5,069,243
Pool #Q29416, 4.000%, 11/01/44	1,720,880	1,838,198
Pool #Q31066, 4.000%, 02/01/45	1,295,371	1,387,232
Pool #Q31645, 4.000%, 02/01/45	6,477,505	6,919,110

		59,069,633

Federal National Mortgage Association
Pool #AM6855, 3.150%, 11/01/24	2,168,000	2,239,971
Pool #AM6979, 3.310%, 11/01/24	5,084,000	5,349,527
Pool #AM7421, 3.030%, 12/01/24	9,316,000	9,635,030
Pool #AM7760, 3.090%, 01/01/25	2,886,311	3,002,632
Pool #AM9272, 2.600%, 06/01/25	2,679,657	2,678,328
Pool #TBD, 3.110%, 10/01/25(f)	3,628,000	3,701,685
Pool #AB1763, 4.000%, 11/01/30	705,785	760,781
Pool #AB4168, 3.500%, 01/01/32	2,296,734	2,430,430

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AP9592, 3.500%, 10/01/32	3,566,354	3,775,479
Pool #MA1630, 4.000%, 10/01/33	2,170,866	2,339,691
Pool #MA1763, 3.500%, 01/01/34	6,678,358	7,055,880
Pool #255458, 5.500%, 11/01/34	260,278	293,641
Pool #843434, 5.500%, 05/01/35	432,764	487,695
Pool #190370, 6.000%, 06/01/36	1,977,920	2,236,215
Pool #890547, 4.000%, 11/01/36	2,895,358	3,102,873
Pool #745950, 6.000%, 11/01/36	1,983,497	2,242,397
Pool #AJ5974, 4.000%, 12/01/36	607,674	649,980
Pool #888128, 6.000%, 01/01/37	312,516	353,238
Pool #890248, 6.000%, 08/01/37	451,854	515,374
Pool #889529, 6.000%, 03/01/38	165,771	188,456
Pool #AU4728, 4.000%, 09/01/38	1,699,973	1,822,381
Pool #995724, 6.000%, 04/01/39	1,479,532	1,677,522
Pool #931578, 5.500%, 07/01/39	434,489	490,788
Pool #AE0814, 6.000%, 09/01/39	314,449	355,201
Pool #AC2817, 4.000%, 10/01/39	536,380	572,523
Pool #AX3605, 3.500%, 01/01/40	2,890,821	3,026,879
Pool #932441, 4.000%, 01/01/40	7,344,742	7,839,644
Pool #AC9564, 4.500%, 02/01/40	880,626	968,461
Pool #AD9725, 3.500%, 10/01/40	1,364,796	1,427,072
Pool #AE3860, 5.000%, 10/01/40	585,869	650,114
Pool #AE4414, 4.000%, 11/01/40	3,381,494	3,614,755
Pool #AE5143, 4.000%, 11/01/40	457,016	489,868
Pool #AE9284, 4.000%, 11/01/40	785,985	840,083
Pool #AB2071, 3.500%, 01/01/41	613,686	641,744

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AH4161, 3.500%, 01/01/41	1,164,097	1,217,290
Pool #AL0215, 4.500%, 04/01/41	4,931,991	5,363,400
Pool #AB3274, 4.500%, 07/01/41	3,492,998	3,828,166
Pool #AL1627, 4.500%, 09/01/41	230,583	250,689
Pool #AB3865, 3.500%, 11/01/41	1,240,830	1,301,901
Pool #AT8263, 3.500%, 01/01/42	1,803,945	1,886,476
Pool #MA1044, 3.000%, 04/01/42	4,225,803	4,300,778
Pool #AB5188, 3.500%, 05/01/42	7,205,511	7,535,500
Pool #AP4613, 4.000%, 08/01/42	2,351,679	2,517,725
Pool #AP7874, 3.500%, 10/01/42	2,133,976	2,231,715
Pool #AT2016, 3.000%, 04/01/43	263,468	267,846
Pool #AL3657, 3.500%, 06/01/43	4,389,514	4,611,723
Pool #AL5939, 3.500%, 09/01/43	8,737,163	9,139,149
Pool #AS3037, 3.500%, 08/01/44	1,719,587	1,799,166
Pool #AY2685, 4.500%, 01/01/45	842,803	922,617
Pool #AX8835, 2.809%, 02/01/45(b)	3,855,640	3,965,129

		128,595,608

Government National Mortgage Association
Pool #AM1086, 4.000%, 09/15/41	2,751,532	2,941,579
Pool #AA5471, 4.000%, 12/15/41	1,244,106	1,329,489
Pool #MA0154, 3.500%, 06/20/42	2,980,413	3,132,566
Pool #MA0321, 5.000%, 08/20/42	619,046	679,510
Pool #AE7700, 3.500%, 08/15/43	3,975,509	4,178,098
Pool #666413, 4.000%, 09/15/43	1,597,258	1,721,741
Pool #MA2681, 5.000%, 03/20/45	2,904,122	3,171,868

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AM2789, 3.500%, 04/15/45	3,544,010	3,712,296
Pool #AM7472, 3.500%, 05/15/45	425,459	447,939
Pool #AM7541, 3.500%, 05/15/45	572,000	600,656
Pool #AM0226, 4.000%, 05/15/45	1,280,367	1,368,744
Pool #AM9859, 4.000%, 05/15/45	641,105	689,115
Pool #AM8201, 4.000%, 05/15/45	938,248	1,007,769
Pool #MA2828, 4.500%, 05/20/45	7,110,446	7,654,937
Pool #AN6788, 3.500%, 06/15/45	895,442	938,331
Pool #AM9901, 4.000%, 06/15/45	1,956,421	2,103,026
Pool #AM9875, 4.000%, 06/15/45	1,740,270	1,877,158
Pool #AN7421, 4.000%, 06/15/45	1,630,362	1,745,467
Pool #AM7092, 4.500%, 06/15/45	2,608,146	2,838,170
Pool #MA2894, 4.500%, 06/20/45	10,022,877	10,793,123
Pool #AC4267, 3.500%, 07/15/45	640,588	674,538
Pool #AM8218, 3.500%, 07/15/45	660,031	693,129
Pool #AN6802, 3.500%, 07/15/45	724,024	758,715
Pool #626960, 3.500%, 07/15/45	4,670,187	4,917,387
Pool #AM8631, 4.000%, 07/15/45	2,549,095	2,725,333
Pool #AN5745, 4.000%, 07/15/45	3,583,463	3,865,692
Pool #AN5764, 4.000%, 07/15/45	1,444,701	1,558,583
Pool #AN5766, 4.000%, 07/15/45	1,592,666	1,712,217
Pool #AN5781, 4.000%, 07/15/45	1,969,684	2,117,480
Pool #AN6811, 4.000%, 07/15/45	1,152,064	1,231,696
Pool #AO3498, 4.000%, 07/15/45	988,182	1,062,350
Pool #AO3526, 4.000%, 07/15/45	653,781	702,850

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AO3527, 4.000%, 07/15/45	626,419	673,444
Pool #AN5746, 4.000%, 07/15/45	2,379,172	2,557,578
Pool #AN9115, 4.000%, 07/15/45	813,703	870,019
Pool #MA2963, 4.500%, 07/20/45	263,300	283,530
Pool #626970, 3.500%, 08/15/45	2,254,311	2,373,740
Pool #AO0509, 3.500%, 08/15/45	3,692,472	3,877,890
Pool #AM9022, 4.000%, 08/15/45	1,148,692	1,228,294
Pool #AO3608, 4.000%, 08/15/45	7,506,589	8,071,238
Pool #MA3036, 4.500%, 08/20/45	7,984,658	8,608,766
Pool #AP5075, 4.000%, 09/15/45	1,077,438	1,166,590
Pool #AP5076, 4.000%, 09/15/45	1,146,724	1,241,602
Pool #AP5077, 4.000%, 09/15/45	1,018,721	1,103,012

		107,007,255

Total U.S. Government Agency Mortgages (Cost $289,634,061)		294,672,496

U.S. Treasury Obligations 39.3%
U.S. Treasury Bond 3.3%
3.000%, 05/15/45	37,174,000	38,042,347

U.S. Treasury Notes 36.0%
0.375%, 11/15/15	55,079,000	55,092,990
0.875%, 02/28/17(h)	107,524,000	108,081,189
0.625%, 09/30/17	33,079,000	33,063,486
1.500%, 01/31/19(h)	42,451,000	43,088,869
1.500%, 10/31/19	37,748,000	38,164,323
1.375%, 02/29/20	17,021,000	17,098,565
2.000%, 08/15/25	118,901,000	118,272,489

		412,861,911

Total U.S. Treasury Obligations (Cost $448,388,654)		450,904,258

Foreign Government Bond 0.1%
Sovereign 0.1%
Mexico Government International Bond, 4.600%, 01/23/46	1,600,000	1,424,000

Total Foreign Government Bond (Cost $1,603,832)		1,424,000

	Shares or Principal Amount($)	Value($)
Money Market Funds 3.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(i)	34,535,295	34,535,295
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(i)(j)	817,348	817,348

Total Money Market Funds (Cost $35,352,643)		35,352,643

Total Investments (Cost $1,146,075,079) — 100.3%		1,150,773,680
Liabilities in excess of other assets — (0.3)%		(3,799,184)

Net Assets — 100.0%		$1,146,974,496

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.8% of net assets as of September 30, 2015.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(c)	Less than 0.05% of Net Assets.

(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(e)	Perpetual maturity.

(f)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(g)	The security or a partial position of the security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015 was $786,736.

(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(i)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015 (See Note 2(k)).

Investment Abbreviation

MTN — Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Total Return Bond Fund† — concluded

Forward Foreign Currency Contracts

At September 30, 2015, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Australian Dollar	JPMorgan	11/16/15	8,162,348	$5,750,000	$5,715,328	$34,672
Danish Krone	JPMorgan	02/05/16	72,417,422	10,937,535	10,880,276	57,259
Danish Krone	State Street	02/05/16	72,417,422	10,531,207	10,880,276	(349,069)
Euro	JPMorgan	10/05/15	21,970,434	24,027,064	24,550,790	(523,726)
Euro	JPMorgan	11/10/15	19,843,341	22,213,192	22,186,169	27,023
Euro	JPMorgan	12/02/15	21,970,434	24,586,432	24,573,262	13,170
Euro	JPMorgan	02/05/16	19,622,137	22,610,000	21,978,211	631,789
Japanese Yen	First Clearing	11/16/15	1,376,910,849	11,440,000	11,483,816	(43,816)
Japanese Yen	JPMorgan	11/16/15	1,385,562,205	11,500,000	11,555,970	(55,970)
Japanese Yen	JPMorgan	11/16/15	682,190,137	5,720,000	5,689,654	30,346
Mexican Peso	JPMorgan	12/09/15	97,504,787	5,770,492	5,736,647	33,845
New Zealand Dollar	JPMorgan	11/23/15	17,291,801	10,884,148	11,012,808	(128,660)
South Korean Won	JPMorgan	12/08/15	6,876,045,000	5,742,000	5,788,537	(46,537)
Yuan Renminbi Offshore	JPMorgan	01/29/16	144,584,955	22,357,000	22,434,744	(77,744)

Total Short Contracts				$194,069,070	$194,466,488	$(397,418)

Long:
Danish Krone	JPMorgan	02/05/16	144,834,844	$22,610,000	$21,760,552	$(849,448)
Euro	JPMorgan	10/05/15	21,970,434	24,564,879	24,550,790	(14,089)
Euro	JPMorgan	02/05/16	9,811,069	10,607,531	10,989,105	381,574
Mexican Peso	JPMorgan	12/09/15	97,504,787	5,742,000	5,736,647	(5,353)

Total Long Contracts				$63,524,410	$63,037,094	$(487,316)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund†

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.8%
Agency Collateralized Mortgage Obligation 0.8%
NCUA Guaranteed Notes Trust 2010-A1, Series 2010-A1, Cl A, 0.554%, 12/07/20(a)	12,759,165	12,747,209

Total Asset-Backed Security (Cost $12,763,979)		12,747,209

Collateralized Mortgage Obligations 40.4%
Agency Collateralized Mortgage Obligations 22.0%
Federal Home Loan Mortgage Corporation
Series 3000, Cl FG, 0.507%, 07/15/25(a)	1,765,986	1,771,440
Series 3065, Cl DF, REMIC, 0.587%, 04/15/35(a)	31,584,765	31,689,500
Series 3135, Cl FC, 0.507%, 04/15/26(a)	2,168,731	2,174,008
Series 3223, Cl FP, REMIC, 0.607%, 04/15/32(a)	3,281,611	3,286,041
Series 328, Cl F4, STRIPS, 0.538%, 02/15/38(a)	22,428,807	22,453,646
Series 3320, Cl FC, 0.377%, 05/15/37(a)	4,327,496	4,315,595
Series 3418, Cl FB, REMIC, 0.507%, 04/15/20(a)	12,221,742	12,252,834
Series 3511, Cl FA, 1.207%, 02/15/39(a)	4,381,855	4,481,231
Series 3593, Cl F, 0.689%, 03/15/36(a)	4,273,889	4,294,908
Series 4093, Cl FB, REMIC, 0.557%, 07/15/39(a)	7,306,768	7,323,953
Series 4247, Cl EF, REMIC, 0.607%, 03/15/32(a)	2,478,097	2,489,977
Series 4281, Cl BA, REMIC, 1.250%, 11/15/33	4,348,543	4,357,332
Series 4413, Cl WF, REMIC, 0.539%, 10/15/41(a)	7,370,289	7,362,955
Series 4416, Cl FB, REMIC, 0.509%, 01/15/40(a)	15,841,173	15,809,015
Series 4448, Cl TF, REMIC, 0.509%, 05/15/40(a)	24,931,701	24,878,622
Series 4474, Cl WF, REMIC, 0.539%, 12/15/36(a)	29,242,499	29,214,602

		178,155,659

Federal National Mortgage Association
Series 2005-92, Cl UF, REMIC, 0.544%, 10/25/25(a)	1,771,329	1,779,936

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Series 2007-30, Cl WF, 0.434%, 04/25/37(a)	8,434,121	8,426,985
Series 2010-134, Cl BF, REMIC, 0.624%, 10/25/40(a)	6,617,818	6,637,446
Series 2012-120, Cl AF, REMIC, 0.444%, 02/25/32(a)	2,180,865	2,176,913
Series 2012-73, Cl LF, REMIC, 0.644%, 06/25/39(a)	4,530,617	4,557,542
Series 2014-75, Cl FK, REMIC, 0.544%, 12/25/41(a)	5,129,266	5,149,147
Series 2015-22, Cl AF, REMIC, 0.537%, 04/25/45(a)	33,833,684	33,810,474
Series 2015-42, Cl BF, REMIC, 0.497%, 06/25/45(a)	33,262,903	33,281,331

		95,819,774

Government National Mortgage Association
Series 2012-98, Cl FM, 0.416%, 12/20/38(a)	2,332,594	2,319,177

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.653%, 10/07/20(a)	21,745,086	21,852,050
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	1,466,071	1,469,319
Series 2010-R2, Cl 1A, 0.573%, 11/06/17(a)	3,631,440	3,637,745
Series 2010-R2, Cl 2A, 0.673%, 11/05/20(a)	29,352,493	29,500,576
Series 2010-R3, Cl 1A, 0.763%, 12/08/20(a)	2,779,991	2,799,434
Series 2011-R1, Cl 1A, 0.653%, 01/08/20(a)	12,472,074	12,531,541
Series 2011-R2, Cl 1A, 0.603%, 02/06/20(a)	16,300,487	16,350,970
Series 2011-R4, Cl 1A, 0.583%, 03/06/20(a)	784	786

		88,142,421

		364,437,031

Agency Collateralized Planned Amortization Class Mortgage Obligations 3.7%
Federal Home Loan Mortgage Corporation
Series 3071, Cl FX, REMIC, 0.507%, 04/15/34(a)	2,390,832	2,394,253

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Agency Collateralized Planned Amortization Class Mortgage Obligations—continued
Series 3071, Cl ZX, REMIC, 0.507%, 04/15/35(a)	2,361,385	2,342,971
Series 3767, Cl JF, REMIC, 0.507%, 02/15/39(a)	2,185,965	2,191,939
Series 3925, Cl FD, REMIC, 0.657%, 07/15/40(a)	2,584,997	2,590,505
Series 4203, Cl PF, REMIC, 0.457%, 09/15/42(a)	26,201,325	26,210,705

		35,730,373

Federal National Mortgage Association
Series 2003-73, Cl DF, 0.644%, 10/25/32(a)	1,189,600	1,195,869
Series 2004-79, Cl FP, REMIC, 0.494%, 11/25/34(a)	6,382,065	6,393,418
Series 2006-113, Cl NF, REMIC, 0.544%, 09/25/36(a)	13,100,480	13,130,991
Series 2008-24, Cl PF, REMIC, 0.844%, 02/25/38(a)	2,758,245	2,783,870
Series 2012-113, Cl PF, REMIC, 0.544%, 10/25/40(a)	1,441,917	1,441,241

		24,945,389

		60,675,762

Agency Collateralized Support Mortgage Obligation 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.394%, 01/25/24(a)	380,538	389,707

Commercial Mortgage Backed Securities 14.7%
Federal Home Loan Mortgage Corporation
Series K003, Cl A3, 4.324%, 12/25/15	32,211	32,297
Series K502, Cl A2, 1.426%, 08/25/17	8,450,000	8,514,169
Series KF03, Cl A, 0.539%, 01/25/21(a)	3,540,086	3,536,213
Series KF04, Cl A, 0.502%, 06/25/21(a)	5,465,742	5,458,577
Series KF05, Cl A, 0.549%, 09/25/21(a)	12,473,201	12,457,534
Series KF09, Cl A, 0.572%, 05/25/22(a)	14,173,264	14,139,560

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
Series KP02, Cl A2, 2.355%, 04/25/21(a)	19,000,000	19,365,307

		63,503,657

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.644%, 06/25/21(a)	30,248,168	30,511,418
Series 2012-M13, Cl ASQ2, 1.246%, 08/25/17	115,381	115,948
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	5,486,979	5,520,889
Series 2013-M1, Cl ASQ2, 1.074%, 11/25/16	12,191,230	12,233,204
Series 2013-M11, Cl FA, 0.524%, 01/25/18(a)	1,549,567	1,552,077
Series 2013-M13, Cl FA, 0.544%, 05/25/18(a)	19,714,805	19,727,817
Series 2013-M14, Cl FA, 0.544%, 08/25/18(a)	24,472,951	24,485,995
Series 2014-M4, Cl ASQ2, 1.272%, 01/25/17	2,918,440	2,931,097
Series 2014-M5, Cl ASQ2, 2.034%, 03/25/19	10,000,000	10,156,230
Series 2014-M6, Cl FA, 0.497%, 12/25/17(a)	848,470	848,773
Series 2014-M8, Cl FA, 0.455%, 05/25/18(a)	6,588,514	6,582,572
Series 2015-M1, Cl ASQ2, 1.626%, 02/25/18	6,557,000	6,628,524
Series 2015-M12, Cl FA, 0.540%, 04/25/20(a)	35,000,000	34,987,400
Series 2015-M7, Cl ASQ2, 1.550%, 04/25/18	7,215,000	7,275,556

		163,557,500

NCUA Guaranteed Notes
Series 2011-C1, Cl 2A, 0.733%, 03/09/21(a)	15,465,973	15,477,448

		242,538,605

Total Collateralized Mortgage Obligations (Cost $667,261,809)		668,041,105

U.S. Government Agency Mortgages 54.2%
Federal Home Loan Mortgage Corporation
Pool #847615, 2.597%, 07/01/33(a)	4,658,649	4,972,060
Pool #1B8683, 2.493%, 04/01/34(a)	13,825,204	14,766,971

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #848744, 2.391%, 05/01/34(a)	18,477,491	19,567,779
Pool #847991, 2.392%, 03/01/35(a)	9,418,892	10,013,083
Pool #848736, 2.309%, 05/01/35(a)	30,207,002	31,939,232
Pool #848797, 2.358%, 07/01/35(a)	4,535,262	4,809,458
Pool #1Q0025, 2.332%, 02/01/36(a)	3,503,894	3,715,519
Pool #1H2602, 2.475%, 03/01/36(a)	4,031,168	4,300,846
Pool #1Q1407, 2.412%, 07/01/36(a)	10,501,806	11,186,501
Pool #848747, 2.486%, 07/01/36(a)	16,909,947	17,979,243
Pool #848569, 2.456%, 11/01/36(a)	14,337,132	15,309,734
Pool #1Q1404, 2.282%, 01/01/37(a)	15,305,431	16,274,274
Pool #1Q1195, 2.220%, 05/01/37(a)	15,368,396	16,151,855
Pool #848796, 2.426%, 05/01/37(a)	31,122,316	33,080,705
Pool #1Q1282, 2.142%, 07/01/37(a)	4,430,939	4,675,920
Pool #848852, 2.453%, 08/01/37(a)	21,243,428	22,576,375
Pool #1Q0652, 2.330%, 02/01/38(a)	2,754,992	2,939,428
Pool #1Q1405, 2.363%, 04/01/39(a)	4,795,384	5,105,167
Pool #1Q1420, 2.457%, 09/01/39(a)	20,269,717	21,604,620
Pool #849139, 3.136%, 09/01/43(a)	3,586,594	3,718,983

		264,687,753

Federal National Mortgage Association
Pool #745100, 4.950%, 11/01/15	453,431	452,474
Pool #745504, 5.198%, 02/01/16	1,233,262	1,234,764
Pool #383143, 6.750%, 02/01/16	790,801	791,766
Pool #745530, 5.282%, 04/01/16	89,917	90,294
Pool #995887, 4.719%, 05/01/16	6,711	6,755

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #462237, 5.525%, 07/01/16	150,648	151,677
Pool #745764, 5.733%, 07/01/16	10,766,942	10,908,466
Pool #888015, 5.495%, 11/01/16	289,728	293,473
Pool #469673, 2.080%, 12/01/16	5,050,064	5,119,518
Pool #469807, 2.250%, 12/01/16	65,032	65,990
Pool #874196, 5.360%, 12/01/16	730,000	753,666
Pool #735745, 5.599%, 01/01/17	2,765	2,763
Pool #470775, 2.300%, 03/01/17	56,209	57,304
Pool #874903, 5.520%, 05/01/17	943,661	991,183
Pool #889232, 5.495%, 06/01/17	2,919,674	3,087,734
Pool #471834, 1.400%, 07/01/17	2,340,000	2,350,814
Pool #466009, 2.840%, 09/01/17	1,002,973	1,031,313
Pool #466149, 3.070%, 10/01/17	1,392,000	1,437,289
Pool #466487, 2.770%, 11/01/17	2,098,429	2,159,917
Pool #888969, 5.932%, 11/01/17	3,064,726	3,275,787
Pool #467010, 3.520%, 01/01/18	5,487,029	5,738,475
Pool #AM7696, 0.482%, 02/01/18(a)	13,035,000	13,029,861
Pool #385912, 5.350%, 02/01/18	5,598,475	6,072,446
Pool #467288, 2.800%, 03/01/18	1,567,920	1,619,812
Pool #AM3464, 1.180%, 05/01/18(c)	17,165,000	17,085,429
Pool #AM3462, 1.360%, 05/01/18	11,415,682	11,481,979
Pool #468279, 3.470%, 06/01/18	3,824,212	4,046,377
Pool #AL0561, 3.743%, 06/01/18	19,476,105	20,645,134
Pool #AM7163, 0.642%, 05/01/19(a)	10,903,497	10,895,580
Pool #AM6261, 0.412%, 07/01/19(a)(c)	15,370,000	15,368,122

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AM7028, 0.431%, 10/01/19(a)(c)	18,405,000	18,426,853
Pool #466804, 0.772%, 12/01/20(a)(c)	13,370,000	13,365,624
Pool #470556, 0.892%, 12/01/20(a)(c)	21,070,000	21,064,396
Pool #AM9893, 0.579%, 10/01/21(a)(d)	27,500,000	27,517,187
Pool #469856, 0.982%, 12/01/21(a)(c)	17,690,000	17,680,500
Pool #AM9040, 0.462%, 06/01/22(a)	17,995,000	17,989,518
Pool #AM9651, 0.485%, 08/01/22(a)	14,330,000	14,325,772
Pool #AM0400, 0.672%, 08/01/22(a)(c)	17,470,624	17,461,619
Pool #AM7213, 0.842%, 08/01/22(a)	4,540,000	4,536,750
Pool #793025, 1.937%, 07/01/34(a)	678,565	711,199
Pool #AL0222, 2.404%, 07/01/34(a)	10,572,603	11,213,970
Pool #AD0064, 1.934%, 01/01/35(a)	9,883,563	10,350,946
Pool #809384, 2.215%, 01/01/35(a)	370,590	390,074
Pool #805338, 2.260%, 01/01/35(a)	125,564	129,169
Pool #813718, 2.311%, 01/01/35(a)	8,178,598	8,663,553
Pool #809324, 1.945%, 02/01/35(a)	8,092	8,504
Pool #814686, 2.225%, 03/01/35(a)	187,078	194,407
Pool #AD7165, 1.940%, 04/01/35(a)	2,162,007	2,281,732
Pool #995609, 2.446%, 04/01/35(a)	2,030,865	2,166,036
Pool #822302, 2.462%, 05/01/35(a)	3,773,999	4,019,560
Pool #AD0886, 2.380%, 07/01/35(a)	2,983,403	3,158,048
Pool #AL0505, 2.351%, 11/01/35(a)	9,724,500	10,340,219
Pool #AL0345, 2.435%, 11/01/35(a)	4,624,691	4,900,545
Pool #AD0377, 1.948%, 01/01/36(a)	2,501,588	2,631,605
Pool #888722, 2.239%, 01/01/36(a)	2,123,278	2,251,265

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #995540, 2.370%, 01/01/36(a)	7,038,111	7,468,337
Pool #888782, 2.315%, 03/01/36(a)	1,658,156	1,757,741
Pool #AL1015, 2.277%, 04/01/36(a)	2,439,781	2,584,434
Pool #AL0854, 2.383%, 06/01/36(a)	6,089,164	6,472,896
Pool #AL2202, 2.385%, 06/01/36(a)	9,866,461	10,457,114
Pool #888859, 2.372%, 10/01/36(a)	816,669	867,404
Pool #AA3517, 2.135%, 11/01/36(a)	6,262,574	6,609,500
Pool #903166, 2.421%, 11/01/36(a)	2,699,694	2,886,800
Pool #AL0968, 2.322%, 12/01/36(a)	16,190,957	17,210,394
Pool #906216, 2.232%, 01/01/37(a)	2,356,281	2,513,058
Pool #AL0872, 1.910%, 07/01/37(a)	4,073,579	4,287,707
Pool #AL0960, 2.358%, 07/01/37(a)	16,447,061	17,441,355
Pool #AD0380, 2.291%, 10/01/37(a)	8,570,095	9,073,503
Pool #AE0332, 2.261%, 11/01/37(a)	6,455,213	6,843,177
Pool #AL0966, 2.339%, 11/01/37(a)	6,252,730	6,643,979
Pool #AL0270, 2.286%, 08/01/38(a)	14,153,399	15,016,601
Pool #AE0066, 2.396%, 09/01/39(a)	15,345,055	16,297,186
Pool #725874, 2.432%, 09/01/39(a)	71,564	75,981
Pool #AL2013, 2.340%, 10/01/39(a)	362,020	384,955
Pool #AL6516, 2.316%, 04/01/40(a)	16,658,916	17,672,214
Pool #AL1801, 2.940%, 05/01/42(a)	7,077,829	7,356,867
Pool #AT1150, 2.822%, 09/01/43(a)	12,704,388	13,149,303
Pool #AT1155, 2.979%, 09/01/43(a)	3,615,009	3,765,597
Pool #AY4058, 2.809%, 05/01/44(a)	4,776,960	4,937,070
Pool #AW6998, 3.216%, 06/01/44(a)	2,731,726	2,842,282

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AL5406, 3.221%, 06/01/44(a)	9,828,599	10,233,900
Pool #AW9723, 2.275%, 07/01/44(a)	8,578,931	8,866,184
Pool #AL5640, 2.292%, 08/01/44(a)	4,724,836	4,874,045
Pool #AW2253, 3.023%, 08/01/44(a)	4,079,434	4,262,967
Pool #AL5643, 2.976%, 09/01/44(a)	2,347,350	2,427,601
Pool #AL5793, 3.139%, 09/01/44(a)	4,838,284	5,022,021
Pool #AX3646 FN, 2.272%, 10/01/44(a)	4,700,192	4,845,416
Pool #AW3236, 2.539%, 10/01/44(a)	9,524,356	9,882,563
Pool #AX6452, 2.525%, 11/01/44(a)	5,377,693	5,572,466
Pool #AX5937, 2.550%, 11/01/44(a)	1,814,341	1,880,655
Pool #AX9332, 3.037%, 12/01/44(a)	9,890,844	10,237,951
Pool #AY0836, 2.314%, 01/01/45(a)	2,720,846	2,799,930
Pool #AY3142, 2.604%, 01/01/45(a)	1,100,718	1,135,251
Pool #AY2431, 2.263%, 02/01/45(a)	6,103,092	6,273,728
Pool #AY9825, 2.187%, 04/01/45(a)	8,214,598	8,414,107
Pool #AY7185, 2.464%, 04/01/45(a)	5,853,572	5,992,937

		633,362,390

Total U.S. Government Agency Mortgages (Cost $879,053,996)		898,050,143

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligation 1.9%
U.S. Treasury Note 1.9%
0.625%, 08/31/17(c)	31,405,000	31,403,775

Total U.S. Treasury Obligation (Cost $31,339,462)		31,403,775

Money Market Fund 4.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	67,607,811	67,607,811

Total Money Market Fund (Cost $67,607,811)		67,607,811

Total Investments (Cost $1,658,027,057) — 101.4%		1,677,850,043
Liabilities in excess of other assets — (1.4)%		(22,445,256)

Net Assets — 100.0%		$1,655,404,787

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(b)	Less than 0.05% of Net Assets.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

Open Futures Contracts

At September 30, 2015, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 2 Year Note	Short	$(161,102,146)	December 2015	736	$ (104,854)
U.S. Treasury 5 Year Note	Short	(30,747,150)	December 2015	257	(225,366)

					$(330,220)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix U.S. Mortgage Fund††

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 5.2%
Agency Collateralized Mortgage Obligation 0.6%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	182,300	196,117

Commercial Mortgage Backed Securities 4.6%
Federal Home Loan Mortgage Corporation
Series KP02, Cl A2, 2.355%, 04/25/21(a)	485,000	494,325

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	365,000	383,117
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	109,000	110,178

		493,295

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	300,000	310,973

WFRBS Commercial Mortgage Trust
Series 2011-C5, Cl A4, 3.667%, 11/15/44	155,000	164,799

		1,463,392

Total Collateralized Mortgage Obligations (Cost $1,648,931)		1,659,509

U.S. Government Agency Mortgages 89.3%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	209,519	231,980
Pool #C91768, 3.500%, 07/01/34	1,684,618	1,779,115
Pool #Z40004, 6.000%, 08/01/36	65,517	74,226
Pool #A85718, 4.000%, 04/01/39	73,762	79,614
Pool #G08347, 4.500%, 06/01/39	35,365	38,426
Pool #A89148, 4.000%, 10/01/39	143,588	153,337
Pool #G08372, 4.500%, 11/01/39	180,226	196,128
Pool #A93101, 5.000%, 07/01/40	147,007	161,904
Pool #G06061, 4.000%, 10/01/40	159,313	170,540
Pool #A95085, 4.000%, 11/01/40	340,547	363,712
Pool #A95796, 4.000%, 12/01/40	100,798	107,650
Pool #A97047, 4.500%, 02/01/41	269,144	292,067
Pool #G08499, 3.000%, 07/01/42	105,635	107,142
Pool #Q10188, 3.500%, 08/01/42	711,436	743,397
Pool #849167, 2.970%, 10/01/43(a)	906,989	940,338
Pool #Q26366, 4.000%, 05/01/44	267,338	287,237
Pool #Q31645, 4.000%, 02/01/45	142,991	152,740

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #G08637, 4.000%, 04/01/45	620,034	661,194

		6,540,747

Federal National Mortgage Association
Pool #AB1763, 4.000%, 11/01/30	180,596	194,669
Pool #MA1763, 3.500%, 01/01/34	137,070	144,819
Pool #AL0049, 6.000%, 12/01/35	51,157	57,694
Pool #889529, 6.000%, 03/01/38	341,138	387,823
Pool #AU4728, 4.000%, 09/01/38	143,343	153,665
Pool #AE0814, 6.000%, 09/01/39	608,154	686,968
Pool #AC2817, 4.000%, 10/01/39	11,920	12,724
Pool #AX3605, 3.500%, 01/01/40	241,239	252,593
Pool #AC4624, 3.500%, 10/01/40	226,417	237,628
Pool #AD9725, 3.500%, 10/01/40	92,629	96,855
Pool #AE3860, 5.000%, 10/01/40	809,521	898,291
Pool #AE4414, 4.000%, 11/01/40	44,173	47,220
Pool #AE5143, 4.000%, 11/01/40	40,835	43,770
Pool #AB2071, 3.500%, 01/01/41	80,774	84,467
Pool #AH4161, 3.500%, 01/01/41(c)	1,153,943	1,206,671
Pool #MA0639, 4.000%, 02/01/41(c)	471,174	503,655
Pool #AL0215, 4.500%, 04/01/41	192,340	209,164
Pool #890381, 3.500%, 10/01/41	390,068	407,897
Pool #AB3865, 3.500%, 11/01/41	61,652	64,687
Pool #MA1044, 3.000%, 04/01/42(c)	510,031	519,080
Pool #AB5188, 3.500%, 05/01/42	84,247	88,106
Pool #AO9795, 3.500%, 07/01/42(c)	799,484	835,993
Pool #AP4613, 4.000%, 08/01/42	76,748	82,167
Pool #AP7874, 3.500%, 10/01/42	149,417	156,260
Pool #AT2016, 3.000%, 04/01/43	423,876	430,920
Pool #AL3657, 3.500%, 06/01/43	216,425	227,381
Pool #AS0203, 3.000%, 08/01/43(c)	1,092,940	1,110,892
Pool #AL5939, 3.500%, 09/01/43(a)	455,115	476,054
Pool #AY2685, 4.500%, 01/01/45	101,202	110,785
Pool #AX8835, 2.809%, 02/01/45(a)	179,857	184,964
Pool #MA2279, 4.000%, 05/01/45	426,310	455,449

		10,369,311

Government National Mortgage Association
Pool #004396, 4.000%, 03/20/39	191,020	204,279
Pool #734104, 3.500%, 12/15/40	503,929	527,891
Pool #AM1086, 4.000%, 09/15/41	188,948	201,998
Pool #AA5471, 4.000%, 12/15/41	1,152,481	1,231,576
Pool #MA0154, 3.500%, 06/20/42	240,133	252,392

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix U.S. Mortgage Fund†† — concluded

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #MA0321, 5.000%, 08/20/42	28,901	31,724
Pool #AE7700, 3.500%, 08/15/43	361,518	379,940
Pool #666413, 4.000%, 09/15/43	74,841	80,674
Pool #MA2681, 5.000%, 03/20/45	141,130	154,141
Pool #AM0226, 4.000%, 05/15/45	203,785	217,851
Pool #AM9859, 4.000%, 05/15/45	175,333	188,463
Pool #AM8201, 4.000%, 05/15/45	269,829	289,823
Pool #MA2828, 4.500%, 05/20/45	301,185	324,249
Pool #AN6788, 3.500%, 06/15/45	72,661	76,142
Pool #AM9875, 4.000%, 06/15/45	217,070	234,145
Pool #AN7421, 4.000%, 06/15/45	663,753	710,615
Pool #MA2894, 4.500%, 06/20/45	623,732	671,665
Pool #AC4267, 3.500%, 07/15/45	144,739	152,410
Pool #AN6802, 3.500%, 07/15/45	71,782	75,221
Pool #626960, 3.500%, 07/15/45	301,992	317,977
Pool #AN5781, 4.000%, 07/15/45	139,593	150,067
Pool #AN6811, 4.000%, 07/15/45	697,853	746,090
Pool #AN5746, 4.000%, 07/15/45	58,444	62,827
Pool #MA2963, 4.500%, 07/20/45	1,589,535	1,711,667
Pool #626970, 3.500%, 08/15/45	319,489	336,414
Pool #AO0509, 3.500%, 08/15/45	257,616	270,552
Pool #AM9022, 4.000%, 08/15/45	699,059	747,502
Pool #AO3608, 4.000%, 08/15/45	1,083,483	1,164,983
Pool #MA3036, 4.500%, 08/20/45	234,032	252,325

		11,765,603

Total U.S. Government Agency Mortgages (Cost $28,456,624)		28,675,661

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 1.9%
U.S. Treasury Notes 1.9%
1.500%, 01/31/19	168,000	170,525
1.375%, 02/29/20	241,000	242,098
2.000%, 08/15/25	200,000	198,943

Total U.S. Treasury Obligations (Cost $610,686)		611,566

Money Market Fund 4.6%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	1,470,496	1,470,496

Total Money Market Fund (Cost $1,470,496)		1,470,496

Total Investments (Cost $32,186,737) — 101.0%		32,417,232
Liabilities in excess of other assets — (1.0)%		(317,988)

Net Assets — 100.0%		$32,099,244

††	Formerly Limited-Term Federal Mortgage Securities Fund.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.5% of net assets as of September 30, 2015.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Ultra-Short Bond Fund†

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 21.9%
Auto Floor Plan 1.8%
BMW Floorplan Master Owner Trust, Series 2015-1A, Cl A, 0.707%, 07/15/20(a)(b)	1,000,000	997,199
Mercedes-Benz Master Owner Trust, Series 2012-AA, Cl A, 0.790%, 11/15/17(b)	687,000	686,999

		1,684,198

Automobiles 6.5%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	353,889	353,636
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	518,550	518,275
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	994,005	993,577
Honda Auto Receivables Owner Trust, Series 2014-1, Cl A2, 0.410%, 09/21/16	80,047	80,024
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18	401,505	401,897
Porsche Innovative Lease Owner Trust, Series 2013-1, Cl A4, 0.880%, 10/22/19(b)	350,000	350,103
Santander Drive Auto Receivables Trust, Series 2012-AA, Cl B, 1.210%, 10/16/17(b)	354,395	354,459
Toyota Auto Receivables 2015-A Owner Trust, Series 2015-A, Cl A3, 1.120%, 02/15/19	1,600,000	1,599,840
USAA Auto Owner Trust 2014-1, Series 2014-1, Cl A3, 0.580%, 12/15/17	1,470,186	1,469,360

		6,121,171

Credit Card 9.2%
American Express Credit Account Master Trust, Series 2013-1, Cl A, 0.627%, 02/16/21(a)	508,000	508,877

	Shares or Principal Amount($)	Value($)
Credit Card—continued
American Express Credit Account Master Trust, Series 2013-2, Cl A, 0.627%, 05/17/21(a)	125,000	125,038
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	1,095,000	1,097,001
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.567%, 12/16/19(a)	280,000	279,376
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.557%, 03/16/20(a)	1,481,000	1,478,505
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	873,000	875,993
Citibank Credit Card Issuance Trust, Series 2013-A10, Cl A10, 0.730%, 02/07/18	1,300,000	1,300,515
Discover Card Execution Note Trust, Series 2013-A5, Cl A5, 1.040%, 04/15/19	694,000	695,441
Discover Card Execution Note Trust, Series 2014-A1, Cl A1, 0.637%, 07/15/21(a)	800,000	801,883
GE Capital Credit Card Master Note Trust, Series 2011-2, Cl A, 0.687%, 05/15/19	1,500,000	1,499,809

		8,662,438

Other 3.2%
AEP Texas Central Transition Funding LLC, Series 2002-1, Cl A5, 6.250%, 01/15/17	172,778	175,621
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Cl A2, 3.460%, 08/15/19	716,268	739,639
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Cl A1, 4.192%, 02/01/20	512,284	521,929
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	1,253,444	1,253,589

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Ultra-Short Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Other—continued
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Cl A3, 5.290%, 05/15/18	344,236	349,423

		3,040,201

Student Loan Asset Backed Security 1.2%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.444%, 09/25/19(a)	1,122,625	1,113,160

Total Asset-Backed Securities (Cost $20,620,225)		20,621,168

Collateralized Mortgage Obligations 13.2%
Agency Collateralized Mortgage Obligations 1.1%
Federal National Mortgage Association
Series 2005-92, Cl UF, REMIC, 0.544%, 10/25/25(a)	148,811	149,535
Series 2010-134, Cl BF, REMIC, 0.624%, 10/25/40(a)	615,975	617,802

		767,337

NCUA Guaranteed Notes
Series 2011-R5, Cl 1A, 0.583%, 04/06/20(a)	276,124	276,195
Series 2011-R6, Cl 1A, 0.583%, 05/07/20(a)	43,791	43,798

		319,993

		1,087,330

Commercial Mortgage Backed Securities 11.9%
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Cl A4, 5.405%, 12/11/40(a)	297,088	297,096

Commercial Mortgage Trust
Series 2012-CR2, Cl A2, 2.025%, 08/15/45	425,000	430,127
Series 2012-LC4, Cl A2, 2.256%, 12/10/44	663,080	669,809

		1,099,936

Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Cl A3, 5.311%, 12/15/39	1,531,794	1,564,582

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.644%, 06/25/21(a)	1,411,085	1,423,366

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-PLSD, Cl A2, 3.364%, 11/13/28(b)	450,000	459,954
Series 2013-C13, Cl A1, 1.303%, 01/15/46	1,233,975	1,236,883

		1,696,837

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	907,204	903,980
Series 2014-C14, Cl A1, 1.250%, 02/15/47	343,051	341,460

		1,245,440

Morgan Stanley Capital I Trust
Series 2006-IQ12, Cl A1A, 5.319%, 12/15/43	481,432	498,255
Series 2012-C4, Cl A2, 2.111%, 03/15/45	1,830,000	1,847,149

		2,345,404

WF-RBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	1,500,000	1,507,317

		11,179,978

Whole Loan Collateral Mortgage Obligation 0.2%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.623%, 07/25/33(a)	209,000	200,033

Total Collateralized Mortgage Obligations (Cost $12,462,431)		12,467,341

Corporate Bonds 51.3%
Advertising 0.5%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	517,348

Aerospace/Defense 1.0%
Harris Corp., 1.999%, 04/27/18	947,000	943,555

Auto Manufacturers 4.4%
Daimler Finance North America LLC, 1.160%, 08/01/18(a)(b)	1,665,000	1,658,486
Ford Motor Credit Co. LLC, 1.069%, 01/17/17, Series 00, MTN(a)(c)	550,000	544,871
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	206,000	205,299

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Ultra-Short Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Auto Manufacturers—continued
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	465,000	494,568
PACCAR Financial Corp., 0.932%, 12/06/18, MTN(a)	445,000	446,466
Volkswagen International Finance, 0.764%, 11/18/16(a)(b)	785,000	762,751

		4,112,441

Banks 15.3%
Bank of America Corp., 1.139%, 03/22/16, MTN(a)(c)	725,000	726,306
Bank of America Corp., 2.000%, 01/11/18	1,432,000	1,437,296
Fifth Third Bank, 0.900%, 02/26/16	2,020,000	2,020,083
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,750,000	1,911,889
ING Bank NV, 1.800%, 03/16/18(b)	1,537,000	1,539,219
JPMorgan Chase & Co., 6.125%, 06/27/17(c)	595,000	639,498
KeyBank NA, 0.819%, 11/25/16(a)	1,620,000	1,620,355
Lloyds Bank PLC, 1.750%, 05/14/18	1,401,000	1,398,173
Morgan Stanley, 1.579%, 02/25/16(a)(c)	720,000	721,695
UBS AG, 1.800%, 03/26/18, MTN	1,561,000	1,560,207
Wells Fargo & Co., 1.250%, 07/20/16	860,000	863,701

		14,438,422

Beverages 0.5%
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	425,000	427,488

Biotechnology 0.7%
Celgene Corp., 2.125%, 08/15/18	685,000	690,425

Computers 0.5%
Hewlett Packard Enterprise Co., 2.850%, 10/05/18(b)(d)	431,000	430,448

Diversified Financial Services 2.3%
American Express Credit Corp., 0.804%, 07/29/16(a)	2,154,000	2,156,010

Electric 2.3%
Duke Energy Corp., 0.705%, 04/03/17(a)	1,010,000	1,007,155
MidAmerican Energy Co., 5.300%, 03/15/18	1,100,000	1,196,449

		2,203,604

	Shares or Principal Amount($)	Value($)
Electronics 0.5%
Corning, Inc., 1.500%, 05/08/18	465,000	465,399

Healthcare-Products 2.2%
Becton Dickinson and Co., 1.800%, 12/15/17	727,000	730,187
Medtronic, Inc., 1.500%, 03/15/18	1,342,000	1,336,621

		2,066,808

Healthcare-Services 5.3%
Aetna, Inc., 1.750%, 05/15/17	590,000	594,459
Providence Health & Services Obligated Group, 1.126%, 10/01/16(a)(c)	1,520,000	1,524,256
UnitedHealth Group, Inc., 1.875%, 11/15/16	1,450,000	1,466,591
UnitedHealth Group, Inc., 6.000%, 02/15/18	1,254,000	1,381,956

		4,967,262

Oil & Gas 3.2%
BP Capital Markets PLC, 0.956%, 09/26/18(a)	1,450,000	1,439,599
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	1,553,000	1,549,490

		2,989,089

Pharmaceuticals 3.0%
AbbVie, Inc., 1.200%, 11/06/15	895,000	895,383
AbbVie, Inc., 1.800%, 05/14/18	821,000	818,721
Actavis Funding SCS, 2.350%, 03/12/18	740,000	742,944
McKesson Corp., 2.284%, 03/15/19	375,000	375,787

		2,832,835

Pipelines 3.5%
Columbia Pipeline Group, Inc., 2.450%, 06/01/18(b)	728,000	729,407
Enbridge, Inc., 0.976%, 10/01/16(a)	636,000	632,884
Enterprise Products Operating LLC, 3.200%, 02/01/16	770,000	775,243
Kinder Morgan, Inc., 2.000%, 12/01/17	719,000	713,791
Spectra Energy Partners LP, 2.950%, 06/15/16(c)	488,000	494,217

		3,345,542

Retail 0.7%
CVS Health Corp., 1.900%, 07/20/18	687,000	691,581

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Ultra-Short Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services 2.0%
American Tower Corp., 4.500%, 01/15/18(c)	670,000	704,809
Verizon Communications, Inc., 0.733%, 06/09/17(a)	390,000	388,441
Verizon Communications, Inc., 2.550%, 06/17/19(c)	815,000	825,508

		1,918,758

Transportation 3.4%
Burlington Northern Santa Fe LLC, 5.750%, 03/15/18	1,265,000	1,388,315
Canadian National Railway Co., 0.479%, 11/14/17(a)	1,454,000	1,440,686
Norfolk Southern Corp., 5.750%, 01/15/16	350,000	354,760

		3,183,761

Total Corporate Bonds (Cost $48,447,763)		48,380,776

Municipal Bonds 5.3%
Louisiana 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 2.470%, 02/01/19	1,491,981	1,510,482

New Jersey 1.9%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	1,755,000	1,751,420

South Carolina 1.8%
South Carolina State Public Service Authority, Series D, RB, 1.297%, 06/01/16(a)	1,690,000	1,691,673

Total Municipal Bonds (Cost $4,955,112)		4,953,575

U.S. Government Agency Mortgages 4.4%
Federal Home Loan Mortgage Corporation
Pool #1Q1404, 2.282%, 01/01/37(a)	799,724	850,347
Pool #848852, 2.377%, 08/01/37(a)	994,299	1,056,687

		1,907,034

Federal National Mortgage Association
Pool #AL0968, 2.351%, 12/01/36(a)	309,445	328,929

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AD0380, 2.299%, 10/01/37(a)	450,516	476,979
Pool #AL0966, 2.337%, 11/01/37(a)	393,922	418,571
Pool #AT1150, 2.813%, 09/01/43(a)	1,030,090	1,066,164

		2,290,643

Total U.S. Government Agency Mortgages (Cost $4,069,282)		4,197,677

Money Market Fund 4.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	4,058,481	4,058,481

Total Money Market Fund (Cost $4,058,481)		4,058,481

Total Investments (Cost $94,613,294) — 100.4%		94,679,018
Liabilities in excess of other assets — (0.4)%		(361,016)

Net Assets — 100.0%		$94,318,002

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2015.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.1% of net assets as of September 30, 2015.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Ultra-Short Bond Fund† — concluded

Open Futures Contracts

At September 30, 2015, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 2 Year Note	Short	$(23,421,098)	December 2015	107	$(15,246)
U.S. Treasury 5 Year Note	Short	(4,426,634)	December 2015	37	(32,444)

					$(47,690)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Virginia Intermediate Municipal Bond Fund†

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.7%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	663,021

District of Columbia 2.0%
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,450,812

Guam 0.3%
Territory of Guam, Series D, RB, 5.000%, 11/15/39	300,000	328,689

North Carolina 3.5%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,867,681
North Carolina State, RB, 5.000%, 03/01/27	1,925,000	2,256,678

		4,124,359

Virginia 89.4%
Chesterfield County, Series A, GO, 5.000%, 01/01/17	1,550,000	1,639,202
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22	3,700,000	4,256,443
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	1,810,000	2,020,213
Fairfax County Industrial Development Authority, RB, 5.500%, 05/15/35	1,000,000	1,128,130
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,502,956
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	710,856
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/22	2,780,000	3,303,363
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/28	1,375,000	1,626,336
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30	1,000,000	1,164,580
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32	2,000,000	2,307,320

	Shares or Principal Amount($)	Value($)
Virginia—continued
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,171,491
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,680,061
Hampton Roads Sanitation District Wastewater, Series A, RB, 5.000%, 07/01/25	2,000,000	2,455,240
Hanover County, GO, 5.000%, 07/15/26, State Aid Withholding	750,000	934,988
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	2,645,000	2,819,887
Henrico County, GO, 5.000%, 07/15/17	1,450,000	1,565,434
Henrico County, GO, 5.000%, 08/01/17	405,000	437,951
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	864,683
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,381,679
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,136,850
Manassas, Series C, GO, 5.000%, 07/01/27, State Aid Withholding	3,080,000	3,716,821
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,357,677
Norfolk Water Revenue, Series A, RB, 5.250%, 11/01/44	5,000,000	5,781,150
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/26	1,250,000	1,511,775
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,146,200
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,433,350

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Virginia Intermediate Municipal Bond Fund† — continued

	Shares or Principal Amount($)	Value($)
Virginia—continued
Prince County William, GO, 5.000%, 08/01/22, State Aid Withholding	3,090,000	3,754,875
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,488,597
Richmond, Series A, GO, 5.000%, 07/15/27	1,000,000	1,123,040
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,930,810
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,130,530
Virginia College Building Authority, Series A, RB, 5.000%, 09/01/17, ST INTERCEPT	1,035,000	1,121,837
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 09/01/17, Pre-refunded 09/01/2016 @ 100, ST INTERCEPT	155,000	161,653
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,700,000	2,007,207
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	3,950,000	4,397,140
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25, ST APPROP	2,750,000	3,208,012
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25	1,000,000	1,221,860
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,640,237
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,279,276

	Shares or Principal Amount($)	Value($)
Virginia—continued
Virginia Port Authority, Series A, AMT, RB, 5.000%, 07/01/32	5,000,000	5,645,800
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	11,982
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31	1,240,000	1,442,616
Virginia Public School Authority, RB, 5.000%, 07/15/18, State Aid Withholding	1,510,000	1,686,534
Virginia Public School Authority, RB, 5.000%, 08/01/18, State Aid Withholding	4,000,000	4,468,680
Virginia Public School Authority, RB, 5.000%, 08/01/22, State Aid Withholding	3,400,000	4,099,040
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,433,478
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,228,080
Virginia Resources Authority, RB, 5.000%, 11/01/30, Pre-refunded 11/01/2020 @ 100	75,000	88,545
Virginia Resources Authority, RB, 5.000%, 11/01/30	675,000	777,202
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/24	1,075,000	1,223,683
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/32	300,000	351,183
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,125,552
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	2,300,000	2,743,371

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Seix Virginia Intermediate Municipal Bond Fund† — concluded

	Shares or Principal Amount($)	Value($)
Virginia—continued
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series B, RB, 5.000%, 11/01/20	305,000	359,943

		106,205,399

Total Municipal Bonds (Cost $109,183,820)		113,772,280

Money Market Fund 3.4%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(b)	4,017,007	4,017,007

Total Money Market Fund (Cost $4,017,007)		4,017,007

Total Investments (Cost $113,200,827) — 99.1%		117,789,287
Other assets in excess of liabilities — 0.9%		1,024,847

Net Assets — 100.0%		$118,814,134

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2015.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2015.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond
ST APPROP	—	State Appropriation
ST INTERCEPT	—	State Interception

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Seix Core Bond Fund†	Seix Corporate Bond Fund†	Seix Floating Rate High Income Fund	Seix Georgia Tax-Exempt Bond Fund†	Seix High Grade Municipal Bond Fund†
Assets:
Total Investments, at Cost	$302,891,039	$19,348,834	$6,253,014,556	$132,367,011	$112,063,372

Total Investments, at Value*	$304,175,183	$19,040,525	$5,977,304,640	$139,189,529	$116,494,729
Interest Receivable	1,335,215	180,512	41,954,516	1,936,555	1,191,815
Securities Lending Income Receivable	9,734	31	—	—	—
Receivable for Capital Shares Issued	78,654	1,280	9,472,661	22,432	41,081
Receivable for Investment Securities Sold	2,960,011	—	134,338,689	—	1,764,748
Receivable for Investment Securities Sold on a When-issued Basis	—	—	9,471,743	—	—
Receivable from Investment Adviser	—	2,977	—	—	2,297
Prepaid Expenses and Other Assets	49,896	19,845	198,654	12,889	27,088

Total Assets	308,608,693	19,245,170	6,172,740,903	141,161,405	119,521,758

Liabilities:
Payable for Investment Securities Purchased	3,146,039	—	8,953	—	—
Payable for Investment Securities Purchased on a When-issued Basis	1,411,722	115,921	137,716,492	—	3,660,380
Due to Custodian	67,214	—	—	—	—
Payable for Capital Shares Redeemed	5,296,650	16,591	29,297,812	265,740	66,210
Payable Upon Return of Securities Loaned	89,413	20,993	—	—	—
Income Distributions Payable	60,197	1,068	5,296,536	6,202	64,334
Unrealized Depreciation on Unfunded Commitments	—	—	6,047	—	—
Investment Advisory Fees Payable	62,724	6,072	2,053,296	57,575	47,604
Compliance and Fund Services Fees Payable	5,966	797	117,714	2,378	1,985
Distribution and Service Fees Payable	3,420	7,082	87,941	421	1,784
Trustee Fees Payable	1,716	130	13,506	163	180
Other Accrued Expenses	125,479	11,057	2,477,570	34,592	22,823

Total Liabilities	10,270,540	179,711	177,075,867	367,071	3,865,300

Total Net Assets	$298,338,153	$19,065,459	$5,995,665,036	$140,794,334	$115,656,458

Net Assets Consist of:
Capital	$296,884,143	$19,125,967	$6,365,852,329	$134,797,719	$110,433,495
Accumulated Net Investment Income (Loss)	(575,087)	(62,195)	611,331	190,524	(7,071)
Accumulated Net Realized Gain (Loss) from Investments, Unfunded Commitments, Swaps and Foreign Currency Transactions	744,953	309,996	(95,082,661)	(1,016,427)	798,677
Net Unrealized Appreciation (Depreciation) on Investments, Unfunded Commitments, Swaps and Foreign Currencies	1,284,144	(308,309)	(275,715,963)	6,822,518	4,431,357

Net Assets	$298,338,153	$19,065,459	$5,995,665,036	$140,794,334	$115,656,458

Net Assets:
I Shares	$284,921,130	$9,903,290	$4,648,862,029	$137,373,810	$101,054,716
A Shares	10,130,849	686,244	149,011,643	3,420,524	14,601,742
C Shares	—	8,475,925	61,023,954	—	—
R Shares	3,262,017	—	—	—	—
IS Shares	24,157	—	1,136,767,410	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	26,447,362	1,155,175	542,664,304	12,743,634	8,282,192
A Shares	940,633	79,708	17,393,596	316,811	1,196,268
C Shares	—	988,959	7,121,280	—	—
R Shares	302,574	—	—	—	—
IS Shares	2,243	—	132,639,688	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$10.77	$8.57	$8.57	$10.78	$12.20
A Shares	10.77	8.61	8.57	10.80	12.21
C Shares(a)	—	8.57	8.57	—	—
R Shares	10.78	—	—	—	—
IS Shares	10.77	—	8.57	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$11.31	$9.04	$8.79	$11.34	$12.82
Maximum Sales Charge — A Shares	4.75%	4.75%	2.50%	4.75%	4.75%

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

*	Investments include securities on loan of $84,954, $19,946, $—, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Seix High Income Fund†	Seix High Yield Fund	Seix Investment Grade Tax- Exempt Bond Fund†	Seix Limited Duration Fund†	Seix North Carolina Tax- Exempt Bond Fund†
Assets:
Total Investments, at Cost	$864,198,466	$730,110,674	$620,017,749	$6,635,102	$36,846,492

Total Investments, at Value*	$796,569,798	$691,646,102	$651,597,172	$6,645,089	$38,603,777
Cash	11,298	—	—	—	—
Interest Receivable	14,904,646	12,622,045	7,227,481	1,372	500,888
Securities Lending Income Receivable	45,324	24,920	—	—	—
Receivable for Capital Shares Issued	592,277	1,175,035	1,589,612	—	206
Receivable for Investment Securities Sold	7,404,016	7,652,404	29,508,328	—	—
Receivable for Investment Securities Sold on a When-issued Basis	3,340,256	1,373,775	—	—	—
Receivable for Variation Margin on Centrally Cleared Swaps	—	1,028,891	—	—	—
Receivable from Investment Adviser	—	—	2,306	369	1,681
Prepaid Expenses and Other Assets	62,034	41,801	36,219	5,271	8,493

Total Assets	822,929,649	715,564,973	689,961,118	6,652,101	39,115,045

Liabilities:
Payable for Investment Securities Purchased	7,541,375	14,270,979	—	—	—
Payable for Investment Securities Purchased on a When-issued Basis	15,273,055	11,699,239	38,256,629	—	1,183,200
Due to Custodian	—	743,919	—	—	—
Payable for Capital Shares Redeemed	5,530,383	2,246,121	1,389,850	—	3,171
Payable Upon Return of Securities Loaned	59,807,942	33,076,072	—	—	—
Income Distributions Payable	265,668	1,330,119	145,016	1,074	64,061
Investment Advisory Fees Payable	340,050	247,533	263,583	545	15,645
Compliance and Fund Services Fees Payable	15,130	13,181	13,372	126	678
Distribution and Service Fees Payable	20,579	1,521	6,989	—	59
Trustee Fees Payable	1,645	1,535	1,670	14	54
Other Accrued Expenses	290,059	195,465	206,241	3,505	12,202

Total Liabilities	89,085,886	63,825,684	40,283,350	5,264	1,279,070

Total Net Assets	$733,843,763	$651,739,289	$649,677,768	$6,646,837	$37,835,975

Net Assets Consist of:
Capital	$839,945,686	$720,493,590	$613,151,997	$7,466,031	$36,213,459
Accumulated Net Investment Loss	(563,093)	(1,818,817)	(228,442)	(30)	(63,144)
Accumulated Net Realized Gain (Loss) from Investments and Swaps Transactions	(37,910,162)	(28,103,731)	5,174,790	(829,151)	(71,625)
Net Unrealized Appreciation (Depreciation) on Investments and Swaps	(67,628,668)	(38,831,753)	31,579,423	9,987	1,757,285

Net Assets	$733,843,763	$651,739,289	$649,677,768	$6,646,837	$37,835,975

Net Assets:
I Shares	$660,741,725	$645,103,128	$624,447,236	$6,646,837	$37,379,355
A Shares	52,895,916	6,050,960	25,230,532	—	456,620
R Shares	17,000,503	585,201	—	—	—
IS Shares	3,205,619	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	108,239,752	79,522,471	51,317,239	676,440	3,586,124
A Shares	8,658,554	764,760	2,070,979	—	43,913
R Shares	2,783,242	72,186	—	—	—
IS Shares	525,175	—	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$6.10	$8.11	$12.17	$9.83	$10.42
A Shares	6.11	7.91	12.18	—	10.40
R Shares	6.11	8.11	—	—	—
IS Shares	6.10	—	—	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$6.41	$8.30	$12.79	$—	$10.92
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	—	4.75%

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

*	Investments include securities on loan of $72,937,782, $33,205,080, $—, $— and $—, respectively.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Seix Short-Term Bond Fund†	Seix Short-Term Municipal Bond Fund†	Seix Total Return Bond Fund†	Seix U.S. Government Securities Ultra- Short Bond Fund†	Seix U.S. Mortgage Fund††
Assets:
Total Investments, at Cost	$55,047,644	$44,627,674	$1,146,075,079	$1,658,027,057	$32,186,737

Total Investments, at Value*	$55,182,910	$44,791,761	$1,150,773,680	$1,677,850,043	$32,417,232
Cash	—	—	5,250	—	—
Interest Receivable	199,056	329,000	5,120,062	2,394,017	96,182
Cash Collateral on Deposit at Broker	—	—	—	709,700	—
Securities Lending Income Receivable	—	—	40,328	—	—
Receivable for Capital Shares Issued	9,192	22,532	670,973	1,171,215	7,544
Receivable for Investment Securities Sold	284,040	2,820,901	11,280,839	5,171,903	204,074
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	1,209,678	—	—
Receivable for Futures Variation Margin	—	—	—	54,031	—
Receivable from Investment Adviser	2,674	3,682	—	—	1,351
Prepaid Expenses and Other Assets	24,917	19,667	63,292	60,401	27,198

Total Assets	55,702,789	47,987,543	1,169,164,102	1,687,411,310	32,753,581

Liabilities:
Payable for Investment Securities Purchased	—	—	10,481,783	—	410,693
Payable for Investment Securities Purchased on a When-issued Basis	256,671	4,095,024	5,435,744	27,517,630	—
Payable for Capital Shares Redeemed	26,221	5,147	2,669,683	3,521,379	212,741
Payable Upon Return of Securities Loaned	—	—	817,348	—	—
Income Distributions Payable	5,222	9,228	27,817	125,645	2,772
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	2,094,412	—	—
Investment Advisory Fees Payable	18,008	12,551	227,652	256,193	10,428
Compliance and Fund Services Fees Payable	1,133	800	21,204	31,427	317
Distribution and Service Fees Payable	1,594	654	30,203	—	5,505
Trustee Fees Payable	152	58	2,133	3,032	95
Other Accrued Expenses	21,064	16,544	381,627	551,217	11,786

Total Liabilities	330,065	4,140,006	22,189,606	32,006,523	654,337

Total Net Assets	$55,372,724	$43,847,537	$1,146,974,496	$1,655,404,787	$32,099,244

Net Assets Consist of:
Capital	$56,446,483	$43,632,495	$1,144,928,110	$1,655,487,033	$32,499,277
Accumulated Net Investment Loss	(33,839)	(1,445)	(4,186,075)	(1,739,518)	(90,349)
Accumulated Net Realized Gain (Loss) from Investments, Futures, Swaps and Foreign Currency Transactions	(1,175,186)	52,400	2,418,594	(17,835,494)	(540,179)
Net Unrealized Appreciation on Investments, Futures, Swaps and Foreign Currencies	135,266	164,087	3,813,867	19,492,766	230,495

Net Assets	$55,372,724	$43,847,537	$1,146,974,496	$1,655,404,787	$32,099,244

Net Assets:
I Shares	$51,706,364	$38,361,316	$983,880,822	$1,655,404,787	$20,770,784
A Shares	2,150,502	5,486,221	35,243,588	—	5,766,439
C Shares	1,515,858	—	—	—	5,562,021
R Shares	—	—	53,792,494	—	—
IS Shares	—	—	74,057,592	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	5,187,362	3,838,796	93,060,858	164,091,318	1,844,684
A Shares	215,219	549,231	3,226,188	—	513,095
C Shares	151,759	—	—	—	494,017
R Shares	—	—	5,086,716	—	—
IS Shares	—	—	7,002,645	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$9.97	$9.99	$10.57	$10.09	$11.26
A Shares	9.99	9.99	10.92	—	11.24
C Shares(a)	9.99	—	—	—	11.26
R Shares	—	—	10.58	—	—
IS Shares	—	—	10.58	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$10.25	$10.25	$11.46	$—	$11.53
Maximum Sales Charge — A Shares	2.50%	2.50%	4.75%	—	2.50%

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

††	Formerly Limited-Term Federal Mortgage Securities Fund.

*	Investments include securities on loan of $—, $—, $786,736, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Seix Ultra-Short Bond Fund†	Seix Virginia Intermediate Municipal Bond Fund†
Assets:
Total Investments, at Cost	$94,613,294	$113,200,827

Total Investments, at Value	$94,679,018	$117,789,287
Interest Receivable	286,578	1,365,412
Cash Collateral on Deposit at Broker	102,850	—
Receivable for Capital Shares Issued	66,045	304
Receivable for Investment Securities Sold	29,189	—
Receivable for Futures Variation Margin	7,844	—
Receivable from Investment Adviser	—	2,047
Prepaid Expenses and Other Assets	13,548	15,181

Total Assets	95,185,072	119,172,231

Liabilities:
Payable for Investment Securities Purchased	356,777	—
Payable for Investment Securities Purchased on a When-issued Basis	430,448	—
Payable for Capital Shares Redeemed	14,819	77,774
Income Distributions Payable	11,162	193,008
Investment Advisory Fees Payable	17,194	48,758
Compliance and Fund Services Fees Payable	2,981	2,325
Distribution and Service Fees Payable	—	585
Trustee Fees Payable	356	212
Other Accrued Expenses	33,333	35,435

Total Liabilities	867,070	358,097

Total Net Assets	$94,318,002	$118,814,134

Net Assets Consist of:
Capital	$96,635,451	$112,900,137
Accumulated Net Investment Income (Loss)	(35,728)	19,175
Accumulated Net Realized Gain (Loss) from Investments and Futures Transactions	(2,299,755)	1,306,362
Net Unrealized Appreciation on Investments and Futures	18,034	4,588,460

Net Assets	$94,318,002	$118,814,134

Net Assets:
I Shares	$94,318,002	$114,044,810
A Shares	—	4,769,324
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	9,500,700	11,210,847
A Shares	—	468,962
Net Asset Value and Redemption Price Per Share:
I Shares	$9.93	$10.17
A Shares	—	10.17
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$—	$10.68
Maximum Sales Charge — A Shares	—	4.75%

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2015

(Unaudited)

	Seix Core Bond Fund†	Seix Corporate Bond Fund†	Seix Floating Rate High Income Fund	Seix Georgia Tax-Exempt Bond Fund†	Seix High Grade Municipal Bond Fund†
Investment Income:
Interest Income	$2,655,047	$459,398	$168,182,533	$2,116,581	$1,682,974
Dividend Income	—	—	95,863	—	—
Net Income from Securities Lending	19,581	422	—	—	—

Total Investment Income	2,674,628	459,820	168,278,396	2,116,581	1,682,974

Expenses:
Investment Advisory Fees	292,974	52,949	12,914,855	341,969	287,261
Administration Fees	11,878	1,344	323,071	6,936	5,827
Fund Accounting Fees	10,127	1,637	308,309	6,137	5,042
Transfer Agency Fees	12,658	9,323	1,184,854	6,835	15,006
Compliance & Fund Services Fees	7,979	1,345	241,483	5,109	4,275
Distribution and Service Fees — A Shares	11,218	1,028	238,497	2,675	11,245
Distribution and Service Fees — C Shares	—	44,051	315,671	—	—
Distribution and Service Fees — R Shares	8,442	—	—	—	—
Shareholder Servicing Fees — I Shares	136,941	2,826	2,921,226	59,149	32,480
Shareholder Servicing Fees — A Shares	1,569	57	81,328	182	1,703
Shareholder Servicing Fees — R Shares	385	—	—	—	—
Custodian Fees	7,023	5,553	547,373	3,936	3,871
Printing Fees	5,348	1,240	203,003	2,925	3,122
Registration Fees	24,707	19,549	45,755	7,318	16,863
Trustee Fees	4,142	664	130,497	2,713	2,282
Other Fees	16,719	5,322	428,470	10,837	9,173

Total Expenses	552,110	146,888	19,884,392	456,721	398,150
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(11,344)	—	(9,721)	(13,807)

Net Expenses	552,110	135,544	19,884,392	447,000	384,343

Net Investment Income	2,122,518	324,276	148,394,004	1,669,581	1,298,631

Net Realized and Unrealized Gain (Loss) on Investments, Unfunded Commitments, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investments, Unfunded Commitments and Foreign Currency Transactions	775,561	(91,085)	(44,043,066)	146,411	(232,196)
Swap Contracts	—	(10,948)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments, Unfunded Commitments and Foreign Currencies	(4,324,032)	(1,125,850)	(168,288,029)	(1,101,273)	(524,665)
Swap Contracts	—	1,656	—	—	—

Net Realized and Unrealized Loss on Investments, Unfunded Commitments, Swaps and Foreign Currencies	(3,548,471)	(1,226,227)	(212,331,095)	(954,862)	(756,861)

Change in Net Assets from Operations	$(1,425,953)	$(901,951)	$(63,937,091)	$714,719	$541,770

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2015

(Unaudited)

	Seix High Income Fund†	Seix High Yield Fund	Seix Investment Grade Tax- Exempt Bond Fund†	Seix Limited Duration Fund†	Seix North Carolina Tax- Exempt Bond Fund†
Investment Income:
Interest Income	$26,909,380	$20,506,017	$10,134,184	$18,568	$548,527
Dividend Income	355,188	34,354	—	—	—
Net Income from Securities Lending	346,919	196,723	—	—	—

Total Investment Income	27,611,487	20,737,094	10,134,184	18,568	548,527

Expenses:
Investment Advisory Fees	2,215,191	1,558,410	1,648,065	3,325	94,573
Administration Fees	41,670	35,640	33,856	338	1,918
Fund Accounting Fees	39,064	34,213	32,587	319	1,728
Transfer Agency Fees	101,453	158,764	73,085	239	1,959
Compliance & Fund Services Fees	31,737	26,485	26,627	257	1,438
Distribution and Service Fees — A Shares	92,145	9,765	43,932	—	551
Distribution and Service Fees — R Shares	48,201	1,769	—	—	—
Shareholder Servicing Fees — I Shares	532,091	203,769	340,207	—	16,563
Shareholder Servicing Fees — A Shares	27,747	1,164	7,303	—	47
Shareholder Servicing Fees — R Shares	8,761	—	—	—	—
Custodian Fees	20,999	13,860	7,291	2,226	2,864
Printing Fees	41,556	24,105	16,650	327	1,058
Registration Fees	34,771	26,778	18,004	3,809	6,377
Trustee Fees	16,750	14,100	13,966	136	761
Other Fees	55,696	49,852	44,066	3,195	5,247

Total Expenses	3,307,832	2,158,674	2,305,639	14,171	135,084
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	(109,510)	(2,505)	(11,394)

Net Expenses	3,307,832	2,158,674	2,196,129	11,666	123,690

Net Investment Income	24,303,655	18,578,420	7,938,055	6,902	424,837

Net Realized and Unrealized Gain (Loss) on Investments and Swaps:
Net Realized Gain (Loss) from:
Investment Transactions	(15,995,536)	(8,474,868)	(2,248,662)	—	151,596
Swap Contracts	302,557	469,765	—	—	—
Net Change in Unrealized Depreciation on:
Investments	(54,330,330)	(41,113,902)	(4,601,338)	(3,516)	(393,743)
Swap Contracts	(224,551)	(734,931)	—	—	—

Net Realized and Unrealized Loss on Investments and Swaps	(70,247,860)	(49,853,936)	(6,850,000)	(3,516)	(242,147)

Change in Net Assets from Operations	$(45,944,205)	$(31,275,516)	$1,088,055	$3,386	$182,690

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2015

(Unaudited)

	Seix Short-Term Bond Fund†	Seix Short-Term Municipal Bond Fund†	Seix Total Return Bond Fund†	Seix U.S. Government Securities Ultra- Short Bond Fund†	Seix U.S. Mortgage Fund††
Investment Income:
Interest Income	$302,681	$200,503	$12,448,012	$7,517,630	$158,837
Net Income from Securities Lending	—	—	114,554	—	—

Total Investment Income	302,681	200,503	12,562,566	7,517,630	158,837

Expenses:
Investment Advisory Fees	108,172	74,204	1,390,413	1,551,280	42,999
Administration Fees	2,742	2,151	58,448	83,178	976
Fund Accounting Fees	2,958	1,996	53,699	80,721	610
Transfer Agency Fees	4,645	5,707	54,435	110,108	4,111
Compliance & Fund Services Fees	2,217	1,625	44,052	63,779	489
Distribution and Service Fees — A Shares	2,216	3,090	50,431	—	5,552
Distribution and Service Fees — C Shares	7,977	—	—	—	23,306
Distribution and Service Fees — R Shares	—	—	150,464	—	—
Shareholder Servicing Fees — I Shares	25,742	15,981	672,341	1,210,731	5,557
Shareholder Servicing Fees — A Shares	327	849	28,248	—	2,864
Shareholder Servicing Fees — R Shares	—	—	73,998	—	—
Custodian Fees	3,892	3,280	35,202	16,118	3,919
Printing Fees	1,691	1,755	40,084	48,623	762
Registration Fees	20,694	14,756	32,157	20,419	20,542
Trustee Fees	1,182	844	23,533	34,156	273
Other Fees	6,496	5,507	78,007	104,506	4,262

Total Expenses	190,951	131,745	2,785,512	3,323,619	116,222
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(21,039)	(16,428)	—	—	(20,946)

Net Expenses	169,912	115,317	2,785,512	3,323,619	95,276

Net Investment Income	132,769	85,186	9,777,054	4,194,011	63,561

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	37,728	(32,852)	1,266,334	936,531	156,082
Futures contracts	—	—	—	(1,014,185)	—
Swap Contracts	—	—	(75,731)	—	—
Forward Foreign Currency Contracts	—	—	2,415,480	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	(60,774)	5,590	(20,315,443)	(3,369,684)	(84,384)
Futures Contracts	—	—	—	194,857	—
Swap Contracts	—	—	50,260	—	—
Forward Foreign Currency Contracts	—	—	(1,436,576)	—	—

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies	(23,046)	(27,262)	(18,095,676)	(3,252,481)	71,698

Change in Net Assets from Operations	$109,723	$57,924	$(8,318,622)	$941,530	$135,259

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

††	Formerly Limited-Term Federal Mortgage Securities Fund.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2015

(Unaudited)

	Seix Ultra-Short Bond Fund†	Seix Virginia Intermediate Municipal Bond Fund†
Investment Income:
Interest Income	$675,651	$1,793,826

Total Investment Income	675,651	1,793,826

Expenses:
Investment Advisory Fees	133,983	301,502
Administration Fees	6,179	6,116
Fund Accounting Fees	7,160	5,827
Transfer Agency Fees	23,648	8,624
Compliance & Fund Services Fees	5,697	4,765
Distribution and Service Fees — A Shares	—	3,715
Shareholder Servicing Fees — I Shares	29,535	50,769
Shareholder Servicing Fees — A Shares	—	240
Custodian Fees	5,413	4,345
Printing Fees	3,186	2,699
Registration Fees	10,363	9,074
Trustee Fees	2,737	2,472
Other Fees	10,978	10,293

Total Expenses	238,879	410,441
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(15,246)

Net Expenses	238,879	395,195

Net Investment Income	436,772	1,398,631

Net Realized and Unrealized Gain (Loss) on Investments and Futures:
Net Realized Gain (Loss) from:
Investment Transactions	14,638	271,895
Futures contracts	(131,938)	—
Net Change in Unrealized Depreciation on:
Investments	(358,215)	(1,065,173)
Futures Contracts	(1,870)	—

Net Realized and Unrealized Loss on Investments and Futures	(477,385)	(793,278)

Change in Net Assets from Operations	$(40,613)	$605,353

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Seix Core Bond Fund†		Seix Corporate Bond Fund†		Seix Floating Rate High Income Fund
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$2,122,518	$3,940,354	$324,276	$963,462	$148,394,004	$328,336,131
Net Realized Gain (Loss)	775,561	5,407,610	(102,033)	1,209,494	(44,043,066)	(10,116,412)
Net Change in Unrealized Appreciation (Depreciation)	(4,324,032)	2,544,019	(1,124,194)	21,209	(168,288,029)	(173,529,364)

Change in Net Assets from Operations	(1,425,953)	11,891,983	(901,951)	2,194,165	(63,937,091)	144,690,355

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(2,257,148)	(4,024,505)	(231,676)	(745,708)	(120,434,708)	(319,113,755)
A Shares	(73,064)	(153,575)	(8,683)	(22,880)	(3,470,280)	(7,712,075)
C Shares	—	—	(81,277)	(194,180)	(1,189,074)	(2,637,461)
R Shares	(26,894)	(63,070)	—	—	—	—
IS Shares	(38)	—	—	—	(23,199,688)	(58,635)
Net Realized Gains:
I Shares	(1,042,582)	—	—	(450,254)	—	—
A Shares	(39,739)	—	—	(15,424)	—	—
C Shares	—	—	—	(179,318)	—	—
R Shares	(19,308)	—	—	—	—	—

Total Dividends and Distributions	(3,458,773)	(4,241,150)	(321,636)	(1,607,764)	(148,293,750)	(329,521,926)

Change in Net Assets from Capital Transactions	100,416,860	(19,178,943)	(13,979,922)	(5,503,208)	(65,509,916)	(2,802,560,007)

Change in Net Assets	95,532,134	(11,528,110)	(15,203,509)	(4,916,807)	(277,740,757)	(2,987,391,578)

Net Assets:
Beginning of Period	202,806,019	214,334,129	34,268,968	39,185,775	6,273,405,793	9,260,797,371

End of Period	$298,338,153	$202,806,019	$19,065,459	$34,268,968	$5,995,665,036	$6,273,405,793

Accumulated Net Investment Income (Loss), End of Period	$(575,087)	$(340,461)	$(62,195)	$(64,835)	$611,331	$511,077

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Seix Georgia Tax-Exempt Bond Fund†		Seix High Grade Municipal Bond Fund†		Seix High Income Fund†
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$1,669,581	$3,369,667	$1,298,631	$2,142,287	$24,303,655	$51,106,250
Net Realized Gain (Loss)	146,411	2,134,836	(232,196)	2,385,295	(15,692,979)	(9,175,361)
Net Change in Unrealized Appreciation (Depreciation)	(1,101,273)	3,204,295	(524,665)	1,292,519	(54,554,881)	(40,095,151)

Change in Net Assets from Operations	714,719	8,708,798	541,770	5,820,101	(45,944,205)	1,835,738

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(1,627,580)	(3,271,526)	(1,137,851)	(1,802,016)	(21,995,406)	(44,865,842)
A Shares	(42,001)	(98,214)	(160,780)	(340,203)	(1,760,343)	(5,308,612)
R Shares	—	—	—	—	(533,922)	(1,140,516)
IS Shares*	—	—	—	—	(209,736)	(203,040)
Net Realized Gains:
I Shares	—	—	—	(1,021,985)	—	(22,443,420)
A Shares	—	—	—	(188,454)	—	(2,009,392)
R Shares	—	—	—	—	—	(657,683)
IS Shares*	—	—	—	—	—	(166,118)

Total Dividends and Distributions	(1,669,581)	(3,369,740)	(1,298,631)	(3,352,658)	(24,499,407)	(76,794,623)

Change in Net Assets from Capital Transactions	6,230,830	5,205,351	4,153,815	53,088,287	(39,027,316)	(44,475,816)

Change in Net Assets	5,275,968	10,544,409	3,396,954	55,555,730	(109,470,928)	(119,434,701)

Net Assets:
Beginning of Period	135,518,366	124,973,957	112,259,504	56,703,774	843,314,691	962,749,392

End of Period	$140,794,334	$135,518,366	$115,656,458	$112,259,504	$733,843,763	$843,314,691

Accumulated Net Investment Income (Loss), End of Period	$190,524	$190,524	$(7,071)	$(7,071)	$(563,093)	$(367,341)

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Seix High Yield Fund		Seix Investment Grade Tax- Exempt Bond Fund†		Seix Limited Duration Fund†
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$18,578,420	$50,221,962	$7,938,055	$16,915,643	$6,902	$13,703
Net Realized Gain (Loss)	(8,005,103)	8,735,325	(2,248,662)	15,090,036	—	(350)
Net Change in Unrealized Appreciation (Depreciation)	(41,848,833)	(49,591,809)	(4,601,338)	2,178,271	(3,516)	(1,950)

Change in Net Assets from Operations	(31,275,516)	9,365,478	1,088,055	34,183,950	3,386	11,403

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(18,917,402)	(49,018,736)	(7,609,971)	(16,227,546)	(6,217)	(11,822)
A Shares	(203,659)	(1,686,559)	(328,088)	(688,148)	—	—
R Shares	(17,641)	(55,575)	—	—	—	—
Net Realized Gains:
I Shares	—	(63,887,145)	—	(8,172,201)	—	—
A Shares	—	(626,273)	—	(354,453)	—	—
R Shares	—	(79,485)	—	—	—	—

Total Dividends and Distributions	(19,138,702)	(115,353,773)	(7,938,059)	(25,442,348)	(6,217)	(11,822)

Change in Net Assets from Capital Transactions	(1,799,290)	(472,362,184)	(30,762,988)	4,621,212	—	—

Change in Net Assets	(52,213,508)	(578,350,479)	(37,612,992)	13,362,814	(2,831)	(419)

Net Assets:
Beginning of Period	703,952,797	1,282,303,276	687,290,760	673,927,946	6,649,668	6,650,087

End of Period	$651,739,289	$703,952,797	$649,677,768	$687,290,760	$6,646,837	$6,649,668

Accumulated Net Investment Loss, End of Period	$(1,818,817)	$(1,258,535)	$(228,442)	$(228,438)	$(30)	$(715)

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Seix North Carolina Tax- Exempt Bond Fund†		Seix Short-Term Bond Fund†		Seix Short-Term Municipal Bond Fund†
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$424,837	$881,151	$132,769	$238,274	$85,186	$162,464
Net Realized Gain (Loss)	151,596	736,445	37,728	240,074	(32,852)	210,677
Net Change in Unrealized Appreciation (Depreciation)	(393,743)	831,457	(60,774)	(101,238)	5,590	93,039

Change in Net Assets from Operations	182,690	2,449,053	109,723	377,110	57,924	466,180

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(417,126)	(863,258)	(160,205)	(259,957)	(80,160)	(149,835)
A Shares	(7,712)	(17,921)	(4,834)	(10,802)	(5,026)	(12,625)
C Shares	—	—	—	(76)	—	—
Net Realized Gains:
I Shares	—	—	—	—	—	(260,009)
A Shares	—	—	—	—	—	(31,379)

Total Dividends and Distributions	(424,838)	(881,179)	(165,039)	(270,835)	(85,186)	(453,848)

Change in Net Assets from Capital Transactions	93,171	(1,754,966)	692,612	11,582,335	1,341,841	5,768,419

Change in Net Assets	(148,977)	(187,092)	637,296	11,688,610	1,314,579	5,780,751

Net Assets:
Beginning of Period	37,984,952	38,172,044	54,735,428	43,046,818	42,532,958	36,752,207

End of Period	$37,835,975	$37,984,952	$55,372,724	$54,735,428	$43,847,537	$42,532,958

Accumulated Net Investment Loss, End of Period	$(63,144)	$(63,143)	$(33,839)	$(1,569)	$(1,445)	$(1,445)

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Seix Total Return Bond Fund†		Seix U.S. Government Securities Ultra-Short Bond Fund†		Seix U.S. Mortgage Fund††
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$9,777,054	$22,666,079	$4,194,011	$9,706,534	$63,561	$140,771
Net Realized Gain (Loss)	3,606,083	21,763,347	(77,654)	7,988,412	156,082	217,709
Net Change in Unrealized Appreciation (Depreciation)	(21,701,759)	12,963,935	(3,174,827)	(3,881,129)	(84,384)	244,661

Change in Net Assets from Operations	(8,318,622)	57,393,361	941,530	13,813,817	135,259	603,141

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(9,450,483)	(21,115,553)	(5,933,012)	(13,488,002)	(78,675)	(77,129)
A Shares	(336,659)	(830,587)	—	—	(41,813)	(59,757)
C Shares	—	—	—	—	(17,731)	(54,737)
R Shares	(395,847)	(1,171,743)	—	—	—	—
IS Shares*	(742,178)	(1,094,613)	—	—	—	—
Net Realized Gains:

Total Dividends and Distributions	(10,925,167)	(24,212,496)	(5,933,012)	(13,488,002)	(138,219)	(191,623)

Change in Net Assets from Capital Transactions	14,641,843	(17,395,124)	(5,491,388)	(327,653,113)	19,261,161	2,236,092

Change in Net Assets	(4,601,946)	15,785,741	(10,482,870)	(327,327,298)	19,258,201	2,647,610

Net Assets:
Beginning of Period	1,151,576,442	1,135,790,701	1,665,887,657	1,993,214,955	12,841,043	10,193,433

End of Period	$1,146,974,496	$1,151,576,442	$1,655,404,787	$1,665,887,657	$32,099,244	$12,841,043

Accumulated Net Investment Loss, End of Period	$(4,186,075)	$(3,037,962)	$(1,739,518)	$(517)	$(90,349)	$(15,691)

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

††	Formerly Limited-Term Federal Mortgage Securities Fund.

*	IS Shares commenced operations on August 1, 2014.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Seix Ultra-Short Bond Fund†		Seix Virginia Intermediate Municipal Bond Fund†
	04/01/15- 09/30/15	04/01/14- 03/31/15	04/01/15- 09/30/15	04/01/14- 03/31/15
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$436,772	$819,017	$1,398,631	$3,007,076
Net Realized Gain (Loss)	(117,300)	(29,150)	271,895	2,395,690
Net Change in Unrealized Appreciation (Depreciation)	(360,085)	(2,958)	(1,065,173)	198,008

Change in Net Assets from Operations	(40,613)	786,909	605,353	5,600,774

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(470,109)	(932,817)	(1,343,504)	(2,866,071)
A Shares	—	—	(55,127)	(141,063)
Net Realized Gains:
I Shares	—	—	—	(973,740)
A Shares	—	—	—	(44,134)

Total Dividends and Distributions	(470,109)	(932,817)	(1,398,631)	(4,025,008)

Change in Net Assets from Capital Transactions	(47,850,882)	20,772,412	(4,647,568)	(5,588,926)

Change in Net Assets	(48,361,604)	20,626,504	(5,440,846)	(4,013,160)

Net Assets:
Beginning of Period	142,679,606	122,053,102	124,254,980	128,268,140

End of Period	$94,318,002	$142,679,606	$118,814,134	$124,254,980

Accumulated Net Investment Income (Loss), End of Period	$(35,728)	$(2,391)	$19,175	$19,175

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Core Bond Fund†
I Shares
Period Ended September 30, 2015^	$11.04	$0.10	$(0.20)	$(0.10)	$(0.11)	$—	$(0.06)	$(0.17)	$10.77	$284,921	(0.89)%	0.46%	0.46%	1.82%	132%
Year Ended March 31, 2015	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	11.04	191,905	5.80	0.45	0.45	1.90	168
Year Ended March 31, 2014	11.16	0.18	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	10.65	200,371	(0.38)	0.42	0.42	1.67	208
Year Ended March 31, 2013	11.10	0.15	0.24	0.39	(0.20)	—	(0.13)	(0.33)	11.16	370,455	3.53	0.38	0.38	1.33	151
Year Ended March 31, 2012	11.00	0.24	0.81	1.05	(0.27)	—	(0.68)	(0.95)	11.10	439,017	9.65	0.48	0.48	2.15	211
Year Ended March 31, 2011	11.42	0.36	0.09	0.45	(0.25)	(0.10)	(0.52)	(0.87)	11.00	295,931	3.91	0.60	0.60	3.11	119	(e)
A Shares
Period Ended September 30, 2015^	11.04	0.09	(0.20)	(0.11)	(0.10)	—	(0.06)	(0.16)	10.77	10,131	(0.99)	0.66	0.66	1.62	132
Year Ended March 31, 2015	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	11.04	7,411	5.58	0.67	0.67	1.70	168
Year Ended March 31, 2014	11.16	0.15	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	10.65	9,848	(0.66)	0.71	0.71	1.38	208
Year Ended March 31, 2013	11.10	0.11	0.24	0.35	(0.16)	—	(0.13)	(0.29)	11.16	20,687	3.20	0.70	0.69	1.02	151
Year Ended March 31, 2012	11.00	0.21	0.80	1.01	(0.23)	—	(0.68)	(0.91)	11.10	21,644	9.29	0.82	0.82	1.84	211
Year Ended March 31, 2011	11.42	0.35	0.06	0.41	(0.21)	(0.10)	(0.52)	(0.83)	11.00	19,087	3.61	0.87	0.87	3.03	119	(e)
R Shares
Period Ended September 30, 2015^	11.05	0.08	(0.20)	(0.12)	(0.09)	—	(0.06)	(0.15)	10.78	3,262	(1.09)	0.86	0.86	1.39	132
Year Ended March 31, 2015	10.66	0.16	0.41	0.57	(0.18)	—	—	(0.18)	11.05	3,490	5.37	0.85	0.85	1.51	168
Year Ended March 31, 2014	11.17	0.14	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	10.66	4,115	(0.80)	0.85	0.85	1.29	208
Year Ended March 31, 2013	11.10	0.10	0.24	0.34	(0.14)	—	(0.13)	(0.27)	11.17	5,135	3.15	0.84	0.84	0.87	151
Year Ended March 31, 2012	11.01	0.18	0.78	0.96	(0.19)	—	(0.68)	(0.87)	11.10	5,952	8.83	1.16	1.16	1.55	211
Year Ended March 31, 2011	11.42	0.31	0.08	0.39	(0.18)	(0.10)	(0.52)	(0.80)	11.01	6,648	3.41	1.20	1.20	2.71	119	(e)
IS Shares(f)
Period Ended September 30, 2015^	10.77	0.04	—	0.04	(0.04)	—	—	(0.04)	10.77	24	0.34	0.34	0.34	2.19	132

Seix Corporate Bond Fund†
I Shares
Period Ended September 30, 2015^	8.95	0.12	(0.38)	(0.26)	(0.12)	—	—	(0.12)	8.57	9,903	(2.90)	0.70	0.77	2.74	39
Year Ended March 31, 2015	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	8.95	24,172	6.73	0.66	0.69	2.95	90
Year Ended March 31, 2014	9.30	0.28	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	8.80	28,017	0.91	0.63	0.64	3.18	143
Year Ended March 31, 2013	9.35	0.32	0.30	0.62	(0.32)	—	(0.35)	(0.67)	9.30	51,828	6.71	0.60	0.61	3.36	58
Year Ended March 31, 2012	9.59	0.39	0.46	0.85	(0.39)	—	(0.70)	(1.09)	9.35	57,203	9.10	0.61	0.61	3.98	88
Year Ended March 31, 2011	9.63	0.45	0.20	0.65	(0.45)	—	(0.24)	(0.69)	9.59	63,132	6.92	0.52	0.52	4.56	45	(e)
A Shares
Period Ended September 30, 2015^	8.99	0.11	(0.38)	(0.27)	(0.11)	—	—	(0.11)	8.61	686	(3.00)	0.95	1.08	2.56	39
Year Ended March 31, 2015	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	8.99	807	6.40	0.95	0.99	2.67	90
Year Ended March 31, 2014	9.35	0.25	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	8.84	783	0.52	0.92	0.93	2.76	143
Year Ended March 31, 2013	9.40	0.29	0.30	0.59	(0.29)	—	(0.35)	(0.64)	9.35	4,020	6.39	0.88	0.88	3.06	58
Year Ended March 31, 2012	9.64	0.36	0.46	0.82	(0.36)	—	(0.70)	(1.06)	9.40	4,325	8.78	0.88	0.88	3.68	88
Year Ended March 31, 2011	9.67	0.42	0.21	0.63	(0.42)	—	(0.24)	(0.66)	9.64	2,198	6.67	0.83	0.83	4.25	45	(e)
C Shares
Period Ended September 30, 2015^	8.95	0.08	(0.38)	(0.30)	(0.08)	—	—	(0.08)	8.57	8,476	(3.36)	1.65	1.76	1.88	39
Year Ended March 31, 2015	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	8.95	9,289	5.69	1.64	1.67	1.97	90
Year Ended March 31, 2014	9.30	0.19	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	8.80	10,385	(0.07)	1.62	1.63	2.18	143
Year Ended March 31, 2013	9.35	0.23	0.30	0.53	(0.23)	—	(0.35)	(0.58)	9.30	15,558	5.67	1.57	1.58	2.39	58
Year Ended March 31, 2012	9.59	0.29	0.46	0.75	(0.29)	—	(0.70)	(0.99)	9.35	18,317	8.05	1.58	1.58	3.00	88
Year Ended March 31, 2011	9.63	0.36	0.20	0.56	(0.36)	—	(0.24)	(0.60)	9.59	16,193	5.87	1.50	1.50	3.64	45	(e)

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Floating Rate High Income Fund
I Shares
Period Ended September 30, 2015^	$ 8.86	$0.21	$(0.29)	$(0.08)	$(0.21)	$—	$—	$(0.21)	$ 8.57	$4,648,862	(0.99	) %	0.63%	0.63%	4.65%	21%
Year Ended March 31, 2015	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)	8.86	6,048,771	2.17		0.61	0.61	4.34	29
Year Ended March 31, 2014	9.06	0.38	(0.01)	0.37	(0.37)	—	—	(0.37)	9.06	8,965,312	4.16		0.60	0.60	4.13	47
Year Ended March 31, 2013	8.83	0.46	0.20	0.66	(0.43)	—	—	(0.43)	9.06	5,780,847	7.67		0.60	0.60	5.13	70
Year Ended March 31, 2012	9.01	0.50	(0.22)	0.28	(0.46)	—	—	(0.46)	8.83	3,419,351	3.31		0.60	0.60	5.69	72
Year Ended March 31, 2011	8.80	0.59	0.15	0.74	(0.53)	—	—	(0.53)	9.01	3,078,972	8.64		0.51	0.51	6.62	98	(e)
A Shares
Period Ended September 30, 2015^	8.86	0.19	(0.29)	(0.10)	(0.19)	—	—	(0.19)	8.57	149,012	(1.14)		0.91	0.91	4.37	21
Year Ended March 31, 2015	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)	8.86	147,560	1.88		0.91	0.91	4.06	29
Year Ended March 31, 2014	9.06	0.35	(0.01)	0.34	(0.34)	—	—	(0.34)	9.06	212,336	3.86		0.89	0.89	3.82	47
Year Ended March 31, 2013	8.83	0.43	0.21	0.64	(0.41)	—	—	(0.41)	9.06	99,040	7.39		0.85	0.85	4.85	70
Year Ended March 31, 2012	9.01	0.48	(0.22)	0.26	(0.44)	—	—	(0.44)	8.83	51,185	3.05		0.85	0.85	5.47	72
Year Ended March 31, 2011	8.80	0.55	0.16	0.71	(0.50)	—	—	(0.50)	9.01	69,159	8.29		0.84	0.84	6.22	98	(e)
C Shares
Period Ended September 30, 2015^	8.86	0.17	(0.29)	(0.12)	(0.17)	—	—	(0.17)	8.57	61,024	(1.43)		1.51	1.51	3.77	21
Year Ended March 31, 2015	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	8.86	64,445	1.16		1.50	1.50	3.46	29
Year Ended March 31, 2014	9.06	0.29	0.01	0.30	(0.29)	—	—	(0.29)	9.07	83,149	3.33		1.51	1.51	3.21	47
Year Ended March 31, 2013	8.83	0.38	0.20	0.58	(0.35)	—	—	(0.35)	9.06	40,493	6.69		1.51	1.51	4.22	70
Year Ended March 31, 2012	9.02	0.42	(0.23)	0.19	(0.38)	—	—	(0.38)	8.83	30,132	2.26		1.52	1.52	4.77	72
Year Ended March 31, 2011	8.81	0.50	0.15	0.65	(0.44)	—	—	(0.44)	9.02	22,234	7.57		1.50	1.50	5.65	98	(e)
IS Shares(g)
Period Ended September 30, 2015^	8.86	0.21	(0.29)	(0.08)	(0.21)	—	—	(0.21)	8.57	1,136,767	(0.94)		0.51	0.51	4.79	21
Period Ended March 31, 2015	8.74	0.07	0.12	0.19	(0.07)	—	—	(0.07)	8.86	12,629	2.15		0.47	0.47	5.08	29

Seix Georgia Tax-Exempt Bond Fund†
I Shares
Period Ended September 30, 2015^	10.86	0.13	(0.08)	0.05	(0.13)	—	—	(0.13)	10.78	137,374	0.48		0.65	0.67	2.44	14
Year Ended March 31, 2015	10.42	0.28	0.44	0.72	(0.28)	—	—	(0.28)	10.86	131,881	7.00		0.64	0.64	2.63	55
Year Ended March 31, 2014	10.78	0.31	(0.36)	(0.05)	(0.31)	—	—	(0.31)	10.42	120,835	(0.37)		0.57	0.57	3.01	67
Year Ended March 31, 2013	10.55	0.34	0.23	0.57	(0.34)	—	—	(0.34)	10.78	148,153	5.44		0.59	0.59	3.15	50
Year Ended March 31, 2012	9.73	0.36	0.82	1.18	(0.36)	—	—	(0.36)	10.55	145,803	12.33		0.62	0.62	3.55	57
Year Ended March 31, 2011	10.23	0.39	(0.50)	(0.11)	(0.39)	—	—	(0.39)	9.73	159,996	(1.19)		0.61	0.61	3.81	44
A Shares
Period Ended September 30, 2015^	10.88	0.13	(0.08)	0.05	(0.13)	—	—	(0.13)	10.80	3,421	0.44		0.74	0.74	2.36	14
Year Ended March 31, 2015	10.44	0.27	0.44	0.71	(0.27)	—	—	(0.27)	10.88	3,637	6.89		0.73	0.73	2.55	55
Year Ended March 31, 2014	10.80	0.30	(0.36)	(0.06)	(0.30)	—	—	(0.30)	10.44	4,139	(0.52)		0.72	0.72	2.87	67
Year Ended March 31, 2013	10.57	0.32	0.23	0.55	(0.32)	—	—	(0.32)	10.80	4,566	5.27		0.74	0.74	2.99	50
Year Ended March 31, 2012	9.75	0.35	0.82	1.17	(0.35)	—	—	(0.35)	10.57	4,280	12.14		0.77	0.77	3.39	57
Year Ended March 31, 2011	10.24	0.37	(0.49)	(0.12)	(0.37)	—	—	(0.37)	9.75	5,557	(1.24)		0.76	0.76	3.64	44

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix High Grade Municipal Bond Fund†
I Shares
Period Ended September 30, 2015^	$12.29	$0.14	$(0.09)	$ 0.05	$(0.14)	$—	$ —	$(0.14)	$12.20	$ 101,055	0.40%	0.65%	0.68%	2.28%	64%
Year Ended March 31, 2015	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	12.29	95,761	7.64	0.65	0.69	2.53	228
Year Ended March 31, 2014	12.10	0.34	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	11.86	47,737	1.40	0.65	0.68	2.90	227
Year Ended March 31, 2013	11.96	0.34	0.50	0.84	(0.34)	—	(0.36)	(0.70)	12.10	54,892	7.12	0.65	0.68	2.78	168
Year Ended March 31, 2012	10.92	0.38	1.07	1.45	(0.38)	—	(0.03)	(0.41)	11.96	42,963	13.43	0.64	0.66	3.29	218
Year Ended March 31, 2011	11.15	0.44	(0.23)	0.21	(0.44)	—	—	(0.44)	10.92	47,695	1.82	0.65	0.71	3.90	122
A Shares
Period Ended September 30, 2015^	12.29	0.13	(0.08)	0.05	(0.13)	—	—	(0.13)	12.21	14,602	0.42	0.79	0.79	2.14	64
Year Ended March 31, 2015	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	12.29	16,499	7.48	0.80	0.80	2.38	228
Year Ended March 31, 2014	12.11	0.32	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	11.86	8,967	1.16	0.80	0.82	2.75	227
Year Ended March 31, 2013	11.97	0.32	0.50	0.82	(0.32)	—	(0.36)	(0.68)	12.11	11,363	6.97	0.80	0.83	2.63	168
Year Ended March 31, 2012	10.92	0.36	1.08	1.44	(0.36)	—	(0.03)	(0.39)	11.97	8,155	13.36	0.79	0.81	3.15	218
Year Ended March 31, 2011	11.15	0.42	(0.23)	0.19	(0.42)	—	—	(0.42)	10.92	7,914	1.66	0.80	0.87	3.72	122

Seix High Income Fund†
I Shares
Period Ended September 30, 2015^	6.67	0.19	(0.56)	(0.37)	(0.20)	—	—	(0.20)	6.10	660,742	(5.74)	0.78	0.78	5.95	31
Year Ended March 31, 2015	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	6.67	753,851	0.47	0.77	0.77	5.63	86
Year Ended March 31, 2014	7.32	0.43	0.11	0.54	(0.44)	—	(0.16)	(0.60)	7.26	783,072	7.68	0.77	0.77	6.00	110
Year Ended March 31, 2013	6.89	0.45	0.43	0.88	(0.45)	—	—	(0.45)	7.32	784,870	13.17	0.74	0.75	6.33	118
Year Ended March 31, 2012	7.29	0.51	(0.32)	0.19	(0.52)	—	(0.07)	(0.59)	6.89	576,626	3.04	0.71	0.71	7.37	148
Year Ended March 31, 2011	6.77	0.50	0.54	1.04	(0.50)	—	(0.02)	(0.52)	7.29	394,690	15.83	0.70	0.70	7.10	259	(e)
A Shares
Period Ended September 30, 2015^	6.68	0.19	(0.57)	(0.38)	(0.19)	—	—	(0.19)	6.11	52,896	(5.84)	1.02	1.02	5.68	31
Year Ended March 31, 2015	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	6.68	65,121	0.26	0.99	0.99	5.34	86
Year Ended March 31, 2014	7.32	0.42	0.11	0.53	(0.42)	—	(0.16)	(0.58)	7.27	157,360	7.60 (h)	0.97	0.97	5.82	110
Year Ended March 31, 2013	6.90	0.43	0.42	0.85	(0.43)	—	—	(0.43)	7.32	119,006	12.72	0.99	0.99	6.09	118
Year Ended March 31, 2012	7.29	0.49	(0.31)	0.18	(0.50)	—	(0.07)	(0.57)	6.90	99,210	2.74	1.00	1.00	7.09	148
Year Ended March 31, 2011	6.78	0.47	0.54	1.01	(0.48)	—	(0.02)	(0.50)	7.29	70,552	15.47	1.00	1.00	6.62	259	(e)
R Shares
Period Ended September 30, 2015^	6.68	0.18	(0.57)	(0.39)	(0.18)	—	—	(0.18)	6.11	17,001	(5.94)	1.22	1.22	5.49	31
Year Ended March 31, 2015	7.27	0.37	(0.38)	(0.01)	(0.37)	—	(0.21)	(0.58)	6.68	20,887	0.05	1.21	1.21	5.20	86
Year Ended March 31, 2014	7.32	0.40	0.12	0.52	(0.41)	—	(0.16)	(0.57)	7.27	22,317	7.37	1.20	1.20	5.57	110
Year Ended March 31, 2013	6.89	0.41	0.43	0.84	(0.41)	—	—	(0.41)	7.32	23,956	12.61	1.23	1.23	5.85	118
Year Ended March 31, 2012	7.29	0.47	(0.33)	0.14	(0.47)	—	(0.07)	(0.54)	6.89	20,317	2.25	1.35	1.35	6.76	148
Year Ended March 31, 2011	6.78	0.45	0.53	0.98	(0.45)	—	(0.02)	(0.47)	7.29	15,671	15.07	1.40	1.40	6.54	259	(e)
IS Shares(g)
Period Ended September 30, 2015^	6.68	0.20	(0.58)	(0.38)	(0.20)	—	—	(0.20)	6.10	3,206	(5.81)	0.63	0.63	6.11	31
Period Ended March 31, 2015	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	6.68	3,455	(0.51)	0.63	0.63	5.99	86

Seix High Yield Fund
I Shares
Period Ended September 30, 2015^	8.73	0.23	(0.62)	(0.39)	(0.23)	—	—	(0.23)	8.11	645,103	(4.52)	0.61	0.61	5.29	27
Year Ended March 31, 2015	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	8.73	695,060	1.53	0.58	0.58	5.63	72
Year Ended March 31, 2014	10.26	0.58	0.06	0.64	(0.59)	—	(0.36)	(0.95)	9.95	1,211,146	6.65	0.55	0.55	5.79	89
Year Ended March 31, 2013	9.69	0.64	0.56	1.20	(0.63)	—	—	(0.63)	10.26	1,792,768	12.80	0.54	0.54	6.41	79
Year Ended March 31, 2012	10.07	0.70	(0.38)	0.32	(0.70)	—	—	(0.70)	9.69	2,123,625	3.44	0.54	0.54	7.27	83
Year Ended March 31, 2011	9.46	0.77	0.61	1.38	(0.77)	—	—	(0.77)	10.07	1,724,652	15.24	0.51	0.51	7.96	108	(e)

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
A Shares
Period Ended September 30, 2015^	$ 8.51	$0.21	$(0.59)	$(0.38)	$(0.22)	$—	$ —	$(0.22)	$ 7.91	$ 6,051	(4.57	) %	0.84%	0.84%	5.04%	27%
Year Ended March 31, 2015	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	8.51	8,110	1.24		0.87	0.87	5.31	72
Year Ended March 31, 2014	10.03	0.55	0.05	0.60	(0.55)	—	(0.36)	(0.91)	9.72	69,921	6.39		0.81	0.81	5.57	89
Year Ended March 31, 2013	9.47	0.59	0.56	1.15	(0.59)	—	—	(0.59)	10.03	72,703	12.56		0.79	0.79	6.09	79
Year Ended March 31, 2012	9.84	0.65	(0.36)	0.29	(0.66)	—	—	(0.66)	9.47	38,016	3.21		0.78	0.78	6.91	83
Year Ended March 31, 2011	9.25	0.73	0.60	1.33	(0.74)	—	—	(0.74)	9.84	35,238	14.99		0.77	0.77	7.74	108	(e)
R Shares
Period Ended September 30, 2015^	8.72	0.21	(0.60)	(0.39)	(0.22)	—	—	(0.22)	8.11	585	(4.62)		1.05	1.05	4.82	27
Year Ended March 31, 2015	9.94	0.49	(0.42)	0.07	(0.50)	—	(0.79)	(1.29)	8.72	782	1.05		1.04	1.04	5.18	72
Year Ended March 31, 2014	10.26	0.53	0.05	0.58	(0.54)	—	(0.36)	(0.90)	9.94	1,237	6.04		1.04	1.04	5.31	89
Year Ended March 31, 2013	9.68	0.59	0.57	1.16	(0.58)	—	—	(0.58)	10.26	2,385	12.36		1.03	1.03	5.92	79
Year Ended March 31, 2012	10.07	0.65	(0.40)	0.25	(0.64)	—	—	(0.64)	9.68	2,427	2.69		1.18	1.18	6.68	83
Year Ended March 31, 2011	9.45	0.71	0.62	1.33	(0.71)	—	—	(0.71)	10.07	3,341	14.61		1.20	1.20	7.43	108	(e)

Seix Investment Grade Tax-Exempt Bond Fund†
I Shares
Period Ended September 30, 2015^	12.29	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	12.17	624,447	0.21		0.65	0.68	2.38	57
Year Ended March 31, 2015	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	12.29	657,851	5.25		0.65	0.68	2.53	144
Year Ended March 31, 2014	12.45	0.28	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	12.13	643,828	0.48		0.64	0.64	2.29	104
Year Ended March 31, 2013	12.49	0.25	0.35	0.60	(0.25)	—	(0.39)	(0.64)	12.45	982,171	4.87		0.62	0.63	1.98	151
Year Ended March 31, 2012	11.65	0.29	0.93	1.22	(0.29)	—	(0.09)	(0.38)	12.49	950,629	10.62		0.61	0.61	2.38	199
Year Ended March 31, 2011	11.99	0.33	(0.06)	0.27	(0.33)	—	(0.28)	(0.61)	11.65	1,067,672	2.22		0.57	0.57	2.71	159
A Shares
Period Ended September 30, 2015^	12.30	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	12.18	25,231	0.14		0.80	0.92	2.24	57
Year Ended March 31, 2015	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	12.30	29,439	5.09		0.80	0.91	2.37	144
Year Ended March 31, 2014	12.47	0.26	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	12.14	30,100	0.23		0.80	0.90	2.13	104
Year Ended March 31, 2013	12.50	0.23	0.36	0.59	(0.23)	—	(0.39)	(0.62)	12.47	36,958	4.75		0.82	0.87	1.78	151
Year Ended March 31, 2012	11.66	0.26	0.93	1.19	(0.26)	—	(0.09)	(0.35)	12.50	37,840	10.33		0.87	0.87	2.12	199
Year Ended March 31, 2011	12.00	0.29	(0.06)	0.23	(0.29)	—	(0.28)	(0.57)	11.66	31,189	1.93		0.85	0.85	2.42	159

Seix Limited Duration Fund†
I Shares
Period Ended September 30, 2015^	9.83	0.01	— (i)	0.01	(0.01)	—	—	(0.01)	9.83	6,647	0.09		0.35	0.43	0.21	14
Year Ended March 31, 2015	9.83	0.02	— (i)	0.02	(0.02)	—	—	(0.02)	9.83	6,650	0.18		0.34	0.46	0.21	45
Year Ended March 31, 2014	9.83	0.03	(0.01)	0.02	(0.02)	—	—	(0.02)	9.83	6,650	0.21		0.32	0.43	0.27	104
Year Ended March 31, 2013	9.76	0.05	0.06	0.11	(0.04)	—	—	(0.04)	9.83	9,357	1.08		0.30	0.33	0.50	56
Year Ended March 31, 2012	9.76	0.07	(0.01)	0.06	(0.06)	—	—	(0.06)	9.76	16,002	0.58		0.28	0.28	0.68	58
Year Ended March 31, 2011	9.71	0.10	0.03	0.13	(0.08)	—	—	(0.08)	9.76	21,883	1.37		0.22	0.22	1.11	74	(e)

Seix North Carolina Tax-Exempt Bond Fund†
I Shares
Period Ended September 30, 2015^	10.49	0.12	(0.07)	0.05	(0.12)	—	—	(0.12)	10.42	37,379	0.45		0.65	0.71	2.25	14
Year Ended March 31, 2015	10.06	0.25	0.43	0.68	(0.25)	—	—	(0.25)	10.49	37,190	6.80		0.65	0.69	2.40	51
Year Ended March 31, 2014	10.68	0.26	(0.31)	(0.05)	(0.27)	—	(0.30)	(0.57)	10.06	37,311	(0.38)		0.61	0.61	2.59	77
Year Ended March 31, 2013	10.47	0.30	0.21	0.51	(0.30)	—	—	(0.30)	10.68	50,991	4.88		0.62	0.62	2.79	79
Year Ended March 31, 2012	9.70	0.33	0.77	1.10	(0.33)	—	—	(0.33)	10.47	50,412	11.51		0.67	0.67	3.27	39
Year Ended March 31, 2011	10.07	0.36	(0.37)	(0.01)	(0.36)	—	—	(0.36)	9.70	51,372	(0.14)		0.64	0.64	3.61	49

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
A Shares
Period Ended September 30, 2015^	$10.46	$ 0.11	$(0.06)	$ 0.05	$(0.11)	$—	$ —	$(0.11)	$10.40	$ 457	0.48%	0.79%	0.79%	2.10%	14%
Year Ended March 31, 2015	10.04	0.23	0.42	0.65	(0.23)	—	—	(0.23)	10.46	795	6.56	0.79	0.79	2.27	51
Year Ended March 31, 2014	10.65	0.25	(0.31)	(0.06)	(0.25)	—	(0.30)	(0.55)	10.04	861	(0.45)	0.77	0.77	2.44	77
Year Ended March 31, 2013	10.45	0.28	0.20	0.48	(0.28)	—	—	(0.28)	10.65	910	4.63	0.77	0.77	2.60	79
Year Ended March 31, 2012	9.67	0.32	0.78	1.10	(0.32)	—	—	(0.32)	10.45	633	11.47	0.82	0.82	3.11	39
Year Ended March 31, 2011	10.04	0.35	(0.37)	(0.02)	(0.35)	—	—	(0.35)	9.67	693	(0.30)	0.79	0.79	3.47	49

Seix Short-Term Bond Fund†
I Shares
Period Ended September 30, 2015^	9.98	0.03	(0.01)	0.02	(0.03)	—	—	(0.03)	9.97	51,706	0.22	0.60	0.67	1.52	40
Year Ended March 31, 2015	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	9.98	50,689	0.93	0.60	0.67	0.52	199
Year Ended March 31, 2014	10.00	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)	9.95	38,400	0.75	0.58	0.58	1.22	79
Year Ended March 31, 2013	9.99	0.15	0.01	0.16	(0.15)	—	—	(0.15)	10.00	78,383	1.65	0.48	0.48	1.51	128
Year Ended March 31, 2012	9.95	0.20	0.06	0.26	(0.22)	—	—	(0.22)	9.99	310,854	2.60	0.48	0.48	2.00	86
Year Ended March 31, 2011	9.94	0.21	0.02	0.23	(0.22)	—	—	(0.22)	9.95	350,162	2.28	0.48	0.48	2.12	150	(e)
A Shares
Period Ended September 30, 2015^	10.00	0.02	(0.01)	0.01	(0.02)	—	—	(0.02)	9.99	2,151	0.12	0.80	0.80	0.32	40
Year Ended March 31, 2015	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	10.00	2,316	0.63	0.80	0.81	0.37	199
Year Ended March 31, 2014	10.03	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	9.98	2,748	0.54	0.78	0.80	1.00	79
Year Ended March 31, 2013	10.02	0.13	0.01	0.14	(0.13)	—	—	(0.13)	10.03	2,069	1.40	0.73	0.74	1.27	128
Year Ended March 31, 2012	9.98	0.17	0.06	0.23	(0.19)	—	—	(0.19)	10.02	2,478	2.32	0.76	0.76	1.75	86
Year Ended March 31, 2011	9.96	0.19	0.03	0.22	(0.20)	—	—	(0.20)	9.98	2,642	2.18	0.67	0.67	1.94	150	(e)
C Shares
Period Ended September 30, 2015^	10.00	(0.01)	— (i)	(0.01)	—	—	—	—	9.99	1,516	(0.10)	1.24	1.57	(0.13)	40
Year Ended March 31, 2015	9.97	(0.01)	0.04	0.03	— (i)	—	—	— (i)	10.00	1,730	0.31	1.22	1.58	(0.06)	199
Year Ended March 31, 2014	10.02	0.02	(0.04)	(0.02)	(0.03)	—	—	(0.03)	9.97	1,899	(0.24)	1.56	1.56	0.23	79
Year Ended March 31, 2013	10.01	0.05	0.01	0.06	(0.05)	—	—	(0.05)	10.02	2,425	0.65	1.48	1.48	0.52	128
Year Ended March 31, 2012	9.98	0.10	0.05	0.15	(0.12)	—	—	(0.12)	10.01	3,009	1.48	1.48	1.48	1.01	86
Year Ended March 31, 2011	9.96	0.11	0.03	0.14	(0.12)	—	—	(0.12)	9.98	2,685	1.36	1.47	1.47	1.12	150	(e)

Seix Short-Term Municipal Bond Fund†
I Shares
Period Ended September 30, 2015^	10.00	0.02	(0.01)	0.01	(0.02)	—	—	(0.02)	9.99	38,361	0.11	0.53	0.61	0.42	69
Year Ended March 31, 2015	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	10.00	38,669	1.21	0.55	0.62	0.42	148
Year Ended March 31, 2014	10.01	0.02	0.01	0.03	(0.02)	—	(0.03)	(0.05)	9.99	30,852	0.37	0.54	0.71	0.21	260
Year Ended March 31, 2013	10.73	0.05	0.27	0.32	(0.06)	—	(0.98)	(1.04)	10.01	11,121	3.01	0.58	0.91	0.52	199
Year Ended March 31, 2012	10.16	0.32	0.70	1.02	(0.31)	—	(0.14)	(0.45)	10.73	5,956	10.16	0.67	0.77	3.00	27
Year Ended March 31, 2011	10.48	0.35	(0.29)	0.06	(0.35)	—	(0.03)	(0.38)	10.16	21,302	0.53	0.68	0.68	3.32	33
A Shares
Period Ended September 30, 2015^	10.00	0.01	(0.01)	—	(0.01)	—	—	(0.01)	9.99	5,486	0.03	0.69	0.72	0.24	69
Year Ended March 31, 2015	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	10.00	3,863	1.06	0.70	0.75	0.26	148
Year Ended March 31, 2014	10.01	0.01	0.01	0.02	(0.01)	—	(0.03)	(0.04)	9.99	5,900	0.25	0.65	0.82	0.10	260
Year Ended March 31, 2013	10.73	0.04	0.26	0.30	(0.04)	—	(0.98)	(1.02)	10.01	3,694	2.86	0.73	1.04	0.39	199
Year Ended March 31, 2012	10.16	0.29	0.71	1.00	(0.29)	—	(0.14)	(0.43)	10.73	3,445	10.00	0.82	0.97	2.77	27
Year Ended March 31, 2011	10.48	0.33	(0.29)	0.04	(0.33)	—	(0.03)	(0.36)	10.16	4,081	0.38	0.83	0.83	3.18	33

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Total Return Bond Fund†
I Shares
Period Ended September 30, 2015^	$10.75	$0.09	$(0.17)	$(0.08)	$(0.10)	$ —	$ —	$(0.10)	$10.57	$ 983,881	(0.72	) %	0.45%	0.45%	1.73%	90%
Year Ended March 31, 2015	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	10.75	972,117	5.47		0.44	0.44	2.17	173
Year Ended March 31, 2014	10.79	0.22	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	10.43	1,022,101	(0.31)		0.41	0.41	2.12	217
Year Ended March 31, 2013	10.77	0.18	0.25	0.43	(0.21)	—	(0.20)	(0.41)	10.79	1,204,228	4.01		0.39	0.40	1.69	139
Year Ended March 31, 2012	10.40	0.25	0.73	0.98	(0.36)	—	(0.25)	(0.61)	10.77	996,213	9.62		0.37	0.37	2.30	170
Year Ended March 31, 2011	10.60	0.33	0.22	0.55	(0.27)	(0.08)	(0.40)	(0.75)	10.40	684,952	5.20		0.33	0.33	3.05	251	(e)
A Shares
Period Ended September 30, 2015^	11.11	0.08	(0.18)	(0.10)	(0.09)	—	—	(0.09)	10.92	35,244	(0.88)		0.70	0.70	1.47	90
Year Ended March 31, 2015	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	11.11	43,401	5.28		0.71	0.71	1.90	173
Year Ended March 31, 2014	11.15	0.20	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	10.77	41,134	(0.70)		0.70	0.70	1.82	217
Year Ended March 31, 2013	11.12	0.16	0.25	0.41	(0.18)	—	(0.20)	(0.38)	11.15	50,279	3.76		0.66	0.68	1.42	139
Year Ended March 31, 2012	10.73	0.22	0.76	0.98	(0.34)	—	(0.25)	(0.59)	11.12	44,359	9.31		0.65	0.65	1.95	170
Year Ended March 31, 2011	10.92	0.33	0.21	0.54	(0.25)	(0.08)	(0.40)	(0.73)	10.73	17,589	4.93		0.58	0.58	2.94	251	(e)
R Shares
Period Ended September 30, 2015^	10.75	0.06	(0.16)	(0.10)	(0.07)	—	—	(0.07)	10.58	53,792	(1.02)		1.06	1.06	1.11	90
Year Ended March 31, 2015	10.43	0.17	0.33	0.50	(0.18)	—	—	(0.18)	10.75	64,539	4.83		1.05	1.06	1.56	173
Year Ended March 31, 2014	10.80	0.16	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	10.43	72,556	(1.02)		1.03	1.07	1.52	217
Year Ended March 31, 2013	10.78	0.12	0.25	0.37	(0.15)	—	(0.20)	(0.35)	10.80	72,697	3.34		0.96	1.05	1.11	139
Year Ended March 31, 2012	10.40	0.18	0.76	0.94	(0.31)	—	(0.25)	(0.56)	10.78	20,315	9.15		0.90	0.90	1.63	170
Year Ended March 31, 2011	10.60	0.30	0.19	0.49	(0.21)	(0.08)	(0.40)	(0.69)	10.40	2,825	4.63		0.89	0.89	2.74	251	(e)
IS Shares(g)
Period Ended September 30, 2015^	10.75	0.10	(0.16)	(0.06)	(0.11)	—	—	(0.11)	10.58	74,058	(0.56)		0.31	0.31	1.87	90
Period Ended March 31, 2015	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	10.75	71,520	3.39		0.31	0.31	2.20	173

Seix U.S. Government Securities Ultra-Short Bond Fund†
I Shares
Period Ended September 30, 2015^	10.12	0.03	(0.02)	0.01	(0.04)	—	—	(0.04)	10.09	1,655,405	0.07		0.41	0.41	0.51	28
Year Ended March 31, 2015	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	10.12	1,665,888	0.77		0.39	0.39	0.55	34
Year Ended March 31, 2014	10.17	0.03	(0.02)	0.01	(0.06)	—	—	(0.06)	10.12	1,993,215	0.13		0.38	0.38	0.31	36
Year Ended March 31, 2013	10.14	0.03	0.08	0.11	(0.08)	—	—	(0.08)	10.17	2,331,913	1.10		0.36	0.36	0.29	137
Year Ended March 31, 2012	10.07	0.06	0.12	0.18	(0.11)	—	—	(0.11)	10.14	2,033,765	1.76		0.36	0.36	0.55	70
Year Ended March 31, 2011	10.07	0.07	0.09	0.16	(0.16)	—	—	(0.16)	10.07	1,648,792	1.61		0.33	0.33	0.73	126	(e)

Seix U.S. Mortgage Fund††
I Shares
Period Ended September 30, 2015^	11.32	0.06	(0.02)	0.04	(0.10)	—	—	(0.10)	11.26	20,771	0.32		0.70	0.88	1.01	138
Year Ended March 31, 2015	10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	11.32	3,650	6.16		0.69	1.26	1.75	165
Year Ended March 31, 2014	11.16	0.12	(0.16)	(0.04)	(0.22)	—	—	(0.22)	10.90	3,692	(0.38)		0.66	1.10	1.08	236
Year Ended March 31, 2013	11.09	0.04	0.21	0.25	(0.18)	—	—	(0.18)	11.16	8,851	2.26		0.66	0.85	0.37	163
Year Ended March 31, 2012	10.59	0.12	0.62	0.74	(0.24)	—	—	(0.24)	11.09	24,688	7.01		0.66	0.72	1.06	299
Year Ended March 31, 2011	10.38	0.19	0.30	0.49	(0.28)	—	—	(0.28)	10.59	30,522	4.73		0.65	0.80	1.77	443	(e)

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
A Shares
Period Ended September 30, 2015^	$11.29	$ 0.04		$(0.01)	$ 0.03	$(0.08)	$—	$ —	$(0.08)	$11.24	$ 5,766	0.30%	0.90%	1.19%	0.68%	138%
Year Ended March 31, 2015	10.88	0.16		0.47	0.63	(0.22)	—	—	(0.22)	11.29	5,201	5.86	0.89	1.43	1.45	165
Year Ended March 31, 2014	11.14	0.11		(0.18)	(0.07)	(0.19)	—	—	(0.19)	10.88	1,721	(0.58)	0.86	1.27	1.02	236
Year Ended March 31, 2013	11.07	0.02		0.21	0.23	(0.16)	—	—	(0.16)	11.14	2,271	2.06	0.86	1.05	0.15	163
Year Ended March 31, 2012	10.57	0.09		0.62	0.71	(0.21)	—	—	(0.21)	11.07	6,279	6.81	0.86	0.93	0.78	299
Year Ended March 31, 2011	10.36	0.17		0.30	0.47	(0.26)	—	—	(0.26)	10.57	2,924	4.53	0.85	1.01	1.63	443	(e)
C Shares
Period Ended September 30, 2015^	11.32	—	(i)	(0.02)	(0.02)	(0.04)	—	—	(0.04)	11.26	5,562	(0.16)	1.65	1.87	(0.06)	138
Year Ended March 31, 2015	10.90	0.09		0.47	0.56	(0.14)	—	—	(0.14)	11.32	3,989	5.15	1.65	2.15	0.79	165
Year Ended March 31, 2014	11.16	0.03		(0.18)	(0.15)	(0.11)	—	—	(0.11)	10.90	4,780	(1.36)	1.66	2.04	0.23	236
Year Ended March 31, 2013	11.09	(0.07)		0.21	0.14	(0.07)	—	—	(0.07)	11.16	6,039	1.25	1.66	1.84	(0.65)	163
Year Ended March 31, 2012	10.59	0.01		0.62	0.63	(0.13)	—	—	(0.13)	11.09	7,376	5.94	1.66	1.71	0.06	299
Year Ended March 31, 2011	10.38	0.09		0.29	0.38	(0.17)	—	—	(0.17)	10.59	7,375	3.69	1.66	1.82	0.82	443	(e)

Seix Ultra-Short Bond Fund†
I Shares
Period Ended September 30, 2015^	9.97	0.04		(0.04)	—	(0.04)	—	—	(0.04)	9.93	94,318	(0.01)	0.39	0.39	0.72	14
Year Ended March 31, 2015	9.98	0.06		— (i)	0.06	(0.07)	—	—	(0.07)	9.97	142,680	0.55	0.37	0.37	0.57	54
Year Ended March 31, 2014	9.98	0.07		0.01	0.08	(0.08)	—	—	(0.08)	9.98	122,053	0.76	0.35	0.35	0.65	134
Year Ended March 31, 2013	9.95	0.10		0.04	0.14	(0.11)	—	—	(0.11)	9.98	109,224	1.39	0.33	0.33	0.98	127
Year Ended March 31, 2012	9.93	0.10		0.03	0.13	(0.11)	—	—	(0.11)	9.95	112,617	1.34	0.34	0.34	0.99	97
Year Ended March 31, 2011	9.91	0.13		0.04	0.17	(0.15)	—	—	(0.15)	9.93	115,795	1.76	0.32	0.32	1.31	229

Seix Virginia Intermediate Municipal Bond Fund†
I Shares
Period Ended September 30, 2015^	10.24	0.12		(0.07)	0.05	(0.12)	—	—	(0.12)	10.17	114,045	0.48	0.65	0.68	2.32	22
Year Ended March 31, 2015	10.12	0.25		0.21	0.46	(0.25)	—	(0.09)	(0.34)	10.24	119,103	4.54	0.65	0.65	2.42	59
Year Ended March 31, 2014	10.54	0.29		(0.32)	(0.03)	(0.29)	—	(0.10)	(0.39)	10.12	120,600	(0.20)	0.58	0.58	2.83	65
Year Ended March 31, 2013	10.63	0.31		0.08	0.39	(0.31)	—	(0.17)	(0.48)	10.54	144,889	3.70	0.59	0.59	2.93	33
Year Ended March 31, 2012	10.21	0.33		0.53	0.86	(0.33)	—	(0.11)	(0.44)	10.63	147,599	8.55	0.63	0.63	3.12	23
Year Ended March 31, 2011	10.39	0.34		(0.11)	0.23	(0.34)	—	(0.07)	(0.41)	10.21	165,536	2.15	0.62	0.62	3.23	17
A Shares
Period Ended September 30, 2015^	10.23	0.11		(0.06)	0.05	(0.11)	—	—	(0.11)	10.17	4,769	0.52	0.75	0.75	2.23	22
Year Ended March 31, 2015	10.11	0.24		0.21	0.45	(0.24)	—	(0.09)	(0.33)	10.23	5,152	4.45	0.74	0.74	2.34	59
Year Ended March 31, 2014	10.53	0.27		(0.32)	(0.05)	(0.27)	—	(0.10)	(0.37)	10.11	7,668	(0.35)	0.73	0.73	2.67	65
Year Ended March 31, 2013	10.63	0.30		0.07	0.37	(0.30)	—	(0.17)	(0.47)	10.53	10,996	3.45	0.74	0.74	2.78	33
Year Ended March 31, 2012	10.21	0.31		0.53	0.84	(0.31)	—	(0.11)	(0.42)	10.63	12,509	8.38	0.78	0.78	2.97	23
Year Ended March 31, 2011	10.39	0.32		(0.11)	0.21	(0.32)	—	(0.07)	(0.39)	10.21	12,471	2.00	0.77	0.77	3.09	17

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

^	Unaudited.

†	On August 1, 2015, Fixed Income Funds were rebranded from “RidgeWorth” to “RidgeWorth Seix”.

††	Formerly Limited-Term Federal Mortgage Securities Fund.

(a)	Per share data calculated using average shares outstanding method.

(b)	Total return excludes sales charge. Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Not annualized for periods less than one year.

(e)	The amount previously reported has been adjusted to exclude an overstatement of mortgage-backed transactions and/or other corporate actions.

(f)	IS Shares commenced operations on August 3, 2015.

(g)	IS Shares commenced operations on August 1, 2014 (February 2, 2015 for Seix Floating Rate High Income Fund).

(h)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.

(i)	Rounds to less than $0.005 per share.

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Seix Core Bond Fund (formerly, “Core Bond Fund”), Seix Corporate Bond Fund (formerly, “Corporate Bond Fund”), Seix Floating Rate High Income Fund, Seix Georgia Tax-Exempt Bond Fund (formerly, “Georgia Tax-Exempt Bond Fund”), Seix High Grade Municipal Bond Fund (formerly, “High Grade Municipal Bond Fund”), Seix High Income Fund (formerly, “High Income Fund”), Seix High Yield Fund, Seix Investment Grade Tax-Exempt Bond Fund (formerly, “Investment Grade Tax-Exempt Bond Fund”), Seix Limited Duration Fund (formerly, “Limited Duration Fund”), Seix North Carolina Tax-Exempt Bond Fund (formerly, “North Carolina Tax-Exempt Bond Fund”), Seix Short-Term Bond Fund (formerly, “Short-Term Bond Fund”), Seix Short-Term Municipal Bond Fund (formerly, “Short-Term Municipal Bond Fund”), Seix Total Return Bond Fund (formerly, “Total Return Bond Fund”), Seix U.S. Government Securities Ultra-Short Bond Fund (formerly, “U.S. Government Securities Ultra-Short Bond Fund”), Seix U.S. Mortgage Fund (formerly, “Limited-Term Federal Mortgage Securities Fund”), Seix Ultra-Short Bond Fund (formerly, “Ultra-Short Bond Fund”) and Seix Virginia Intermediate Municipal Bond Fund (formerly, “Virginia Intermediate Municipal Bond Fund”) (each, a “Fund” and collectively, the “Funds” or “Fixed Income Funds”), which are each (except Seix North Carolina Tax-Exempt Bond Fund) a diversified series of the Trust.

The Seix Limited Duration Fund, Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund offer I Shares only. The Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Bond Fund offer I Shares and A Shares. The Seix High Yield Fund offers I Shares, A Shares and R Shares. The Seix Core Bond Fund, Seix High Income Fund and Seix Total Return Bond Fund offer I Shares, A Shares, R Shares and IS Shares. The Seix Floating Rate High Income Fund offers I Shares, A Shares, C Shares and IS Shares. The remaining Funds offer I Shares, A Shares and C Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Seix Floating Rate High Income Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. The A Shares of the Seix Floating Rate High Income Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond and Seix U.S. Mortgage Fund have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.50%, if redeemed within two years of purchase. The deferred sale charges may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I, R or IS Shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

(a) Investment Valuation — Debt securities are valued at the last quoted bid price provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”) that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds and money market funds are valued at their net asset value (“NAV”) daily and are classified as Level 1 prices.

•	Level 2 — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2 in the fair value hierarchy. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2015:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Seix Core Bond Fund
Assets
Asset-Backed Securities[1]	$—	$10,998,682	$—		$10,998,682
Collateralized Mortgage Obligations[1]	—	20,151,431	—		20,151,431
Corporate Bonds[1]	—	78,206,617	—		78,206,617
U.S. Government Agency Mortgages[1]	—	75,885,937	—		75,885,937
U.S. Treasury Obligations[1]	—	108,035,169	—		108,035,169
Foreign Government Bond	—	456,593	—		456,593
Money Market Funds	10,440,754	—	—		10,440,754

Total Investments	10,440,754	293,734,429	—		304,175,183

Seix Corporate Bond Fund
Assets
Corporate Bonds[1]	—	18,035,412	—		18,035,412
Money Market Funds	1,005,113	—	—		1,005,113

Total Investments	1,005,113	18,035,412	—		19,040,525

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	5,392,054,740	—		5,392,054,740
Corporate Bonds[1]	—	341,548,108	0	[4]	341,548,108
Preferred Stock[1]	2,400,458	—	—		2,400,458
Common Stocks[1]	1,975,466	584,260	—		2,559,726
Money Market Fund	238,741,608	—	—		238,741,608

Total Investments	243,117,532	5,734,187,108	0	[4]	5,977,304,640

Other Financial Instruments[3]
Liabilities
Unfunded Loan Commitments	(6,047)	—	—		(6,047)

Total Liabilities	(6,047)	—	—		(6,047)

Seix Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	136,823,999	—		136,823,999
Money Market Fund	2,365,530	—	—		2,365,530

Total Investments	2,365,530	136,823,999	—		139,189,529

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Seix High Grade Municipal Bond Fund
Assets
Municipal Bonds[2]	$—	$97,204,451	$—		$97,204,451
Money Market Fund	19,290,278	—	—		19,290,278

Total Investments	19,290,278	97,204,451	—		116,494,729

Seix High Income Fund
Assets
Bank Loans[1]	—	28,103,083	—		28,103,083
Corporate Bonds[1]	—	639,300,470	0	[4]	639,300,470
Convertible Preferred Stocks[1]	2,129,823	—	—		2,129,823
Municipal Bond[2]	—	1,998,670	—		1,998,670
Preferred Stock[1]	3,091,939	—	—		3,091,939
Common Stocks[1]	8,722,239	448,319	—		9,170,558
Money Market Funds	112,775,255	—	—		112,775,255

Total Investments	126,719,256	669,850,542	0	[4]	796,569,798

Seix High Yield Fund
Assets
Bank Loans[1]	—	22,958,676	—		22,958,676
Corporate Bonds[1]	—	549,633,994	—		549,633,994
Convertible Preferred Stock[1]	1,725,464	—	—		1,725,464
Common Stock[1]	1,136,626	—	—		1,136,626
Money Market Funds	116,191,342	—	—		116,191,342

Total Investments	119,053,432	572,592,670	—		691,646,102

Other Financial Instruments[3]
Credit Default Swap Contracts	—	917,453	—		917,453

Total Assets	119,053,432	573,510,123	—		692,563,555

Seix Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	568,712,506	—		568,712,506
Money Market Fund	82,884,666	—	—		82,884,666

Total Investments	82,884,666	568,712,506	—		651,597,172

Seix Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	2,288,454	—		2,288,454
Collateralized Mortgage Obligations[1]	—	2,949,395	—		2,949,395
U.S. Government Agency Mortgages[1]	—	1,040,423	—		1,040,423
Money Market Fund	366,817	—	—		366,817

Total Investments	366,817	6,278,272	—		6,645,089

Seix North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	36,258,296	—		36,258,296
Money Market Fund	2,345,481	—	—		2,345,481

Total Investments	2,345,481	36,258,296	—		38,603,777

Seix Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	4,963,339	—		4,963,339
Collateralized Mortgage Obligations[1]	—	6,045,542	—		6,045,542
Corporate Bonds[1]	—	21,440,614	—		21,440,614
Municipal Bonds[2]	—	1,792,394	—		1,792,394
U.S. Government Agency Mortgages[1]	—	5,828,315	—		5,828,315
U.S. Treasury Obligations[1]	—	13,915,385	—		13,915,385
Money Market Fund	1,197,321	—	—		1,197,321

Total Investments	1,197,321	53,985,589	—		55,182,910

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix Short-Term Municipal Bond Fund
Assets
Municipal Bonds[2]	$—	$36,868,441	$—	$36,868,441
Money Market Fund	7,923,320	—	—	7,923,320

Total Investments	7,923,320	36,868,441	—	44,791,761

Seix Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	29,545,600	—	29,545,600
Collateralized Mortgage Obligations[1]	—	60,601,657	—	60,601,657
Bank Loans[1]	—	371,536	—	371,536
Corporate Bonds[1]	—	277,901,490	—	277,901,490
U.S. Government Agency Mortgages[1]	—	294,672,496	—	294,672,496
U.S. Treasury Obligations[1]	—	450,904,258	—	450,904,258
Foreign Government Bond	—	1,424,000	—	1,424,000
Money Market Funds	35,352,643	—	—	35,352,643

Total Investments	35,352,643	1,115,421,037	—	1,150,773,680

Other Financial Instruments[3]
Forward Foreign Currency Contracts	—	1,209,678	—	1,209,678

Total Assets	35,352,643	1,116,630,715	—	1,151,983,358

Liabilities
Forward Foreign Currency Contracts	—	(2,094,412)	—	(2,094,412)

Total Liabilities	—	(2,094,412)	—	(2,094,412)

Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	12,747,209	—	12,747,209
Collateralized Mortgage Obligations[1]	—	668,041,105	—	668,041,105
U.S. Government Agency Mortgages[1]	—	898,050,143	—	898,050,143
U.S. Treasury Obligation[1]	—	31,403,775	—	31,403,775
Money Market Fund	67,607,811	—	—	67,607,811

Total Investments	67,607,811	1,610,242,232	—	1,677,850,043

Other Financial Instruments[3]
Liabilities
Futures Contracts	(330,220)	—	—	(330,220)

Total Liabilities	(330,220)	—	—	(330,220)

Seix U.S. Mortgage Fund
Assets
Collateralized Mortgage Obligations[1]	—	1,659,509	—	1,659,509
U.S. Government Agency Mortgages[1]	—	28,675,661	—	28,675,661
U.S. Treasury Obligations[1]	—	611,566	—	611,566
Money Market Fund	1,470,496	—	—	1,470,496

Total Investments	1,470,496	30,946,736	—	32,417,232

Seix Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	20,621,168	—	20,621,168
Collateralized Mortgage Obligations[1]	—	12,467,341	—	12,467,341
Corporate Bonds[1]	—	48,380,776	—	48,380,776
Municipal Bonds[2]	—	4,953,575	—	4,953,575
U.S. Government Agency Mortgages[1]	—	4,197,677	—	4,197,677
Money Market Fund	4,058,481	—	—	4,058,481

Total Investments	4,058,481	90,620,537	—	94,679,018

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments[3]
Liabilities
Futures Contracts	$(47,690)	$—	$—	$(47,690)

Total Liabilities	(47,690)	—	—	(47,690)

Seix Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[2]	—	113,772,280	—	113,772,280
Money Market Fund	4,017,007	—	—	4,017,007

Total Investments	4,017,007	113,772,280	—	117,789,287

[1]	Please see the Schedules of Portfolio Investments for Sector Classifications.

[2]	Please see the Schedules of Portfolio Investments for State Classifications.

[3]	Other Financial Instruments are derivative instruments and depreciation on unfunded loan commitments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are shown at the unrealized appreciation (depreciation) on the instrument.

[4]	As of September 30, 2015, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended September 30, 2015. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward amd change in unrealized appreciation/depreciation of Level 3 securities held at period end have not been presented.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of September 30, 2015, there were no transfers from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount over the life of the securities, is recorded on the accrual basis. Domestic and foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared each business day to shareholders of record and are paid monthly. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

(f) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions as of September 30, 2015 are included on each Fund’s Schedule of Portfolio Investments.

(g) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statements of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actually received.

(j) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts. Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Funds are recognized as a realized gain or loss in the Statements of Operations.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The fair value of derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities and the effect of derivative instruments not accounted for as hedging instruments, on the Statements of Operations as of September 30, 2015, are presented in the table below:

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Seix Corporate Bond Fund
Realized Gain (Loss)#
Swaps Contracts	$(10,948)	$—	$—	$(10,948)

Total Realized Gain (Loss)	$(10,948)	$—	$—	$(10,948)

Change in Unrealized Appreciation (Depreciation)##
Swaps Contracts	$1,656	$—	$—	$1,656

Total Change in Appreciation (Depreciation)	$1,656	$—	$—	$1,656

Average Number of Contracts, Notional Amounts or Shares+
Swaps Contracts	783,333	—	—	783,333

Seix High Income Fund
Realized Gain (Loss)#
Swaps Contracts	$302,557	$—	$—	$302,557

Total Realized Gain (Loss)	$302,557	$—	$—	$302,557

Change in Unrealized Appreciation (Depreciation)##
Swaps Contracts	$(224,551)	$—	$—	$(224,551)

Total Change in Appreciation (Depreciation)	$(224,551)	$—	$—	$(224,551)

Average Number of Contracts, Notional Amounts or Shares+
Swaps Contracts	24,500,000	—	—	24,500,000

Seix High Yield Fund
Asset Derivatives
Swaps Contracts*	$917,453	$—	$—	$917,453

Total Value	$917,453	$—	$—	$917,453

Realized Gain (Loss)#
Swaps Contracts	$469,765	$—	$—	$469,765

Total Realized Gain (Loss)	$469,765	$—	$—	$469,765

Change in Unrealized Appreciation (Depreciation)##
Swaps Contracts	$(734,931)	$—	$—	$(734,931)

Total Change in Appreciation (Depreciation)	$(734,931)	$—	$—	$(734,931)

Average Number of Contracts, Notional Amounts or Shares+
Swaps Contracts	29,266,667	—	—	29,266,667

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Seix Total Return Bond Fund
Asset Derivatives
Forward Contracts**	$—	$1,209,678	$—	$1,209,678

Total Value	$—	$1,209,678	$—	$1,209,678

Liability Derivatives
Forward Contracts^	$—	$(2,094,412)	$—	$(2,094,412)

Total Value	$—	$(2,094,412)	$—	$(2,094,412)

Realized Gain (Loss)#
Forward Contracts	$—	$2,415,480	$—	$2,415,480
Swaps Contracts	(75,731)	—	—	(75,731)

Total Realized Gain (Loss)	$(75,731)	$2,415,480	$—	$2,339,749

Change in Unrealized Appreciation (Depreciation)##
Forward Contracts	$—	$(1,436,576)	$—	$(1,436,576)
Swaps Contracts	50,260	—	—	50,260

Total Change in Appreciation (Depreciation)	$50,260	$(1,436,576)	$—	$(1,386,316)

Average Number of Contracts, Notional Amounts or Shares+
Forward Contracts	—	205,679,999	—	205,679,999

Swaps Contracts	24,083,333	—	—	24,083,333

Seix U.S. Government Securities Ultra-Short Bond Fund
Liability Derivatives
Futures Contracts^	$—	$—	$(330,220)	$(330,220)

Total Value	$—	$—	$(330,220)	$(330,220)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(1,014,185)	$(1,014,185)

Total Realized Gain (Loss)	$—	$—	$(1,014,185)	$(1,014,185)

Change in Unrealized Appreciation (Depreciation)##
Futures Contracts	$—	$—	$194,857	$194,857

Total Change in Appreciation (Depreciation)	$—	$—	$194,857	$194,857

Average Number of Contracts, Notional Amounts or Shares+
Futures Short Contracts	—	—	(1,153)	(1,153)

Seix Ultra-Short Bond Fund
Liability Derivatives
Futures Contracts^	$—	$—	$(47,690)	$(47,690)

Total Value	$—	$—	$(47,690)	$(47,690)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(131,938)	$(131,938)

Total Realized Gain (Loss)	$—	$—	$(131,938)	$(131,938)

Change in Unrealized Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(1,870)	$(1,870)

Total Change in Appreciation (Depreciation)	$—	$—	$(1,870)	$(1,870)

Average Number of Contracts, Notional Amounts or Shares+
Futures Short Contracts	—	—	(123)	(123)

*	Represents cumulative value of centrally cleared swap contracts. Only the variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as receivable for variation margin.

**	Statements of Assets and Liabilities location: Appreciated Swap Contracts, at Value, Unrealized Appreciation on Forward Foreign Currency Contracts, as applicable. Futures Contracts value represents cumulative unrealized appreciation. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

^	Statements of Assets and Liabilities location: Depreciated Swap Contracts, at Value, Unrealized Depreciation on Forward Foreign Currency Contracts, as applicable. Futures Contracts value represents cumulative unrealized depreciation. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

#	Statements of Operations location: Net Realized Gain (Loss) from: Futures Contracts, Swap Contracts, or Forward Foreign Currency Contracts, as applicable.

##	Statements of Operations location: Net Change in Unrealized Appreciation (Depreciation) on: Futures Contracts, Swap Contracts, or Forward Foreign Currency Contracts, as applicable.

+	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward foreign currency contracts and swap contracts, which are indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended September 30, 2015.

The following table summarizes any OTC derivatives at September 30, 2015 that are subject to an enforceable master netting agreement or similar agreement and net of the related collateral received by the Funds.

	Gross Amounts of Assets/Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Collateral (Received)/Pledged(b)	Net Amount of Derivative Assets/Liabilities
Seix Total Return Bond Fund
Assets Counterparty
JPMorgan	$1,209,678	$—	$—	$1,209,678

	$1,209,678	$—	$—	$1,209,678

Liabilities Counterparty
JPMorgan	$1,701,527	$—	$(842,968)	$858,559
State Street	349,069	—	—	349,069
First Clearing	43,816	—	—	43,816

	$2,094,412	$—	$(842,968)	$1,251,444

(a)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Asset and Liabilties.

(b)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of the derivative assets and liabilities for a counterparty cannot be less than $0.

(k) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Securities lending fees are netted against Income from Securities Lending on the Statements of Operations. For Seix Core Bond Fund, Seix Corporate Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund, all of the securities on loan are classified as Corporate Bonds in the Fund’s Schedule of Investments as of September 30, 2015.

(l) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(m) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of September 30, 2015, Seix Floating Rate High Income Fund had unfunded loan commitments which are presented in the Funds Schedule of Portfolio Investments.

(n) Restricted Securities — Certain Funds’ investments are restricted as to resale. As of September 30, 2015, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise on the Funds’ Schedules of Portfolio Investments.

(o) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(q) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

(r) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

At September 30, 2015, one shareholder owned 100% of Seix Limited Duration Fund. Transaction activities of these shareholders may have a material effect on the respective Fund. Redemptions of these shareholders’ holdings in the Fund may impact the Fund’s liquidity and net asset value. Such redemptions may force the Fund to sell securities.

(s) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

(t) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

(u) Line of Credit — The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which includes State Street Bank and Trust (“State Street Bank”) and Royal Bank of Canada (“RBC”), for an aggregate amount of $200,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.15% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings. Commitment fees and interest expense paid to State Street Bank and RBC pursuant to this agreement are reflected on the Statements of Operations as a component of Other Fees. Prior to the September 23, 2015 syndicated agreement, a credit agreement with State Street Bank permitted an aggregate amount of $250,000,000 under similar terms and interest rates as described above. As of September 30, 2015, the Fixed Income Funds had no outstanding borrowings under the LOC.

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money-management holding company with multiple style-focused investment boutiques. The subadviser for the Funds is Seix Investment Advisors LLC (“Subadviser”). Seix is a wholly-owned subsidiary of the Investment Adviser. The Investment Adviser pays the Subadviser out of the investment advisory fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2015 were as follows:

Fund	Maximum Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived/Expense Reimbursed	Net Annual fees Paid*
Seix Core Bond Fund	0.25%	0.25%	—%	0.25%
Seix Corporate Bond Fund	0.40	0.40	(0.09)	0.31
Seix Floating Rate High Income Fund	0.45	0.41	—	0.41
Seix Georgia Tax-Exempt Bond Fund	0.50	0.50	(0.01)	0.49
Seix High Grade Municipal Bond Fund	0.50	0.50	(0.02)	0.48
Seix High Income Fund	0.55	0.54	—	0.54
Seix High Yield Fund	0.45	0.44	—	0.44
Seix Investment Grade Tax-Exempt Bond Fund	0.50	0.49	(0.03)	0.46
Seix Limited Duration Fund	0.10	0.10	(0.07)	0.03
Seix North Carolina Tax-Exempt Bond Fund	0.50	0.50	(0.06)	0.44
Seix Short-Term Bond Fund	0.40	0.40	(0.07)	0.33
Seix Short-Term Municipal Bond Fund	0.35	0.35	(0.08)	0.27
Seix Total Return Bond Fund	0.25	0.24	—	0.24
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20	0.19	—	0.19
Seix U.S. Mortgage Fund	0.50	0.45	(0.22)	0.23
Seix Ultra-Short Bond Fund	0.22	0.22	—	0.22
Seix Virginia Intermediate Municipal Bond Fund	0.50	0.50	(0.03)	0.47

*	Aggregate annual fees paid to the Investment Adviser, who pays the Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0%.

The Investment Adviser and the Subadviser have contractually agreed, until at least August 1, 2016, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s total annual fund operating expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations August 1, 2015 to September 30, 2015
Fund	I Shares	A Shares	C Shares		R Shares	IS Shares
Seix Core Bond Fund*	0.50%	0.75%	N/A	%	1.05%	0.40%
Seix Corporate Bond Fund	0.70	0.95	1.65		N/A	N/A
Seix Floating Rate High Income Fund	0.70	1.00	1.60		N/A	0.60
Seix Georgia Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A	N/A
Seix High Grade Municipal Bond Fund	0.65	0.80	N/A		N/A	N/A
Seix High Income Fund	0.80	1.05	N/A		1.50	0.70
Seix High Yield Fund	0.65	0.90	N/A		1.30	N/A
Seix Investment Grade Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A	N/A
Seix Limited Duration Fund	0.35	N/A	N/A		N/A	N/A
Seix North Carolina Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A	N/A
Seix Short-Term Bond Fund	0.60	0.80	1.60		N/A	N/A
Seix Short-Term Municipal Bond Fund*	0.48	0.68	N/A		N/A	N/A
Seix Total Return Bond Fund*	0.50	0.75	N/A		1.10	0.40
Seix U.S. Government Securities Ultra-Short Bond Fund	0.46	N/A	N/A		N/A	N/A
Seix U.S. Mortgage Fund	0.70	0.90	1.65		N/A	N/A
Seix Ultra-Short Bond Fund	0.46	N/A	N/A		N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund	0.65	0.80	N/A		N/A	N/A

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

*	For the period April 1, 2015 to July 31, 2015 the Contractual Expense Limitations were as follows:

Fund	I Shares	A Shares	C Shares		R Shares	IS Shares
Seix Core Bond Fund	0.50%	0.75%	N/A	%	1.05%	N/A	%
Seix Short-Term Municipal Bond Fund	0.55	0.70	N/A		N/A	N/A
Seix Total Return Bond Fund	0.50	0.75	N/A		1.05	0.40

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Contractual Expense Limitation identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the contractual expense limitation in place at that time.

Under certain circumstances, the Investment Advisor may choose to voluntarily waive fees. In the event that the Investment Advisor voluntarily waives any fees, these waived fees are not subject to recoupment by the Investment Advisor. The Investment Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Seix Limited Duration Fund, Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund to the extent necessary to maintain a minimum annualized yield of 0.0% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice and is not subject to recoupment. There can be no assurance that this fee reduction will be sufficient to avoid any loss. During the period ended September 30, 2015, Seix Limited Duration Fund, Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund had voluntary reimbursements in the amount of $16, $2,636 and $7, respectively.

During the period ended September 30, 2015, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2015, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2016	2017	2018	2019
Seix Core Bond Fund	$1,227	$42	$3,506	$—
Seix Corporate Bond Fund	10,691	5,345	11,677	11,344
Seix Floating Rate High Income Fund	—	122	—	—
Seix High Grade Municipal Bond Fund	17,205	18,165	26,689	13,807
Seix High Income Fund	85,675	26,432	—	—
Seix Georgia Tax-Exempt Bond Fund	—	—	—	9,721
Seix Investment Grade Tax-Exempt Bond Fund	53,503	32,500	189,341	109,510
Seix Limited Duration Fund	3,221	8,029	8,039	2,505
Seix North Carolina Tax-Exempt Bond Fund	—	—	14,868	11,394
Seix Short-Term Bond Fund	2,491	1,467	31,360	21,039
Seix Short-Term Municipal Bond Fund	36,571	35,071	28,407	16,428
Seix Total Return Bond Fund	134,555	30,144	5,518	—
Seix U.S. Mortgage Fund	49,640	56,990	58,174	20,946
Seix Virginia Intermediate Municipal Bond Fund	—	—	—	15,246

Amounts designated as “—” are $0.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ NAVs. State Street Bank, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the administrator for the Trust pursuant to an administration agreement. State Street Bank, as the Funds’ administrator, is paid on the basis of net assets of the Funds which are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. (“BFDS”) serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement. BFDS is paid on the basis of net assets, per account fees and certain transaction costs.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of custody expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares, C Shares and R Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2015, the Distributor did not retain any of the front end sales charges assessed on the sale of Class A shares. For the period ended September 30, 2015, the Distributor did not retain any commissions from contingent deferred sales charges assessed on redemptions of Class C Shares. These current board approved fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2015, were as follows:

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee		R Share Distribution and Service Fee	IS Share Distribution and Service Fee
Seix Core Bond Fund	0.30%	N/A	%	0.50%	N/A	%
Seix Corporate Bond Fund	0.30	1.00		N/A	N/A
Seix Floating Rate High Income Fund	0.30	1.00		N/A	N/A
Seix Georgia Tax-Exempt Bond Fund	0.15	N/A		N/A	N/A
Seix High Grade Municipal Bond Fund	0.15	N/A		N/A	N/A
Seix High Income Fund	0.30	N/A		0.50	N/A
Seix High Yield Fund	0.25	N/A		0.50	N/A
Seix Investment Grade Tax-Exempt Bond Fund	0.30	N/A		N/A	N/A
Seix North Carolina Tax-Exempt Bond Fund	0.15	N/A		N/A	N/A
Seix Short-Term Bond Fund	0.20	1.00		N/A	N/A
Seix Short-Term Municipal Bond Fund	0.15	N/A		N/A	N/A
Seix Total Return Bond Fund	0.25	N/A		0.50	N/A
Seix U.S. Mortgage Fund	0.20	1.00		N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund	0.15	N/A		N/A	N/A

Shareholder Servicing Fees — The Funds have adopted shareholder services fees for the I Shares and A Shares of such Funds. Each of these Funds (or class thereof, as the case may be) may pay a services fee to financial institutions that provide certain services to the Funds. The services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries) providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay ashareholder services fee up to an annual rate of 0.20% of average daily net assets of a Fund’s I Shares or A Shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund have adopted a shareholder services fee for the R Shares. Each Fund pays specified benefit plans or other financial service firms for shareholder support services they provide, at an annual rate of up to 0.25% of the average daily net assets of R Shares.

Other Fees — The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period ended September 30, 2015, the Investment Adviser was paid $774,762 for these services. Foreside Compliance Services, LLC (“FCS”) an affiliate of the Distributor, provides an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust. Fees paid to FCS pursuant to these agreements are reflected on the Statements of Operations as a component of “Other Fees” as applicable.

Neither FCS nor any of their officers or employees who serve as an officer of the Trust, have any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FCS and the administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for committee service, paid on a per committee meeting basis. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the fiscal year ended March 31, 2015 and the period ended September 30, 2015 were as follows:

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions

Seix Core Bond Fund

I Shares
9/30/2015	1,336,975	18,121,184	250,156	(10,638,184)	—	9,070,131	$14,498,277	$195,102,886	$2,698,807	$(114,657,573)	$—	$97,642,397
3/31/2015	4,510,931	—	302,569	(6,253,876)	—	(1,440,376)	49,062,356	—	3,294,024	(68,021,150)	—	(15,664,770)

A Shares
9/30/2015	48,702	312,495	9,665	(101,450)	—	269,412	527,195	3,363,629	104,241	(1,102,019)	—	2,893,046
3/31/2015	54,092	—	13,538	(321,519)	—	(253,889)	589,429	—	147,238	(3,486,043)	—	(2,749,376)

R Shares
9/30/2015	9,629	1,392	4,014	(28,225)	—	(13,190)	104,885	14,994	43,335	(305,872)	—	(142,658)
3/31/2015	17,918	—	5,424	(93,708)	—	(70,366)	194,681	—	59,073	(1,018,551)	—	(764,797)

IS Shares*
9/30/2015	2,239	—	4	—	—	2,243	24,037	—	38	—	—	24,075

Seix Corporate Bond Fund

I Shares
9/30/2015	213,694	—	24,669	(1,784,011)	—	(1,545,648)	1,873,648	—	214,474	(15,554,697)	—	(13,466,575)
3/31/2015	955,616	—	134,258	(1,573,782)	—	(483,908)	8,532,909	—	1,191,441	(13,966,065)	—	(4,241,715)

A Shares
9/30/2015	22,926	—	840	(33,863)	—	(10,097)	198,535	—	7,332	(293,690)	—	(87,823)
3/31/2015	90,712	—	3,551	(93,103)	—	1,160	814,568	—	31,615	(834,348)	—	11,835

C Shares
9/30/2015	7,445	—	8,994	(65,530)	—	(49,091)	64,100	—	77,966	(567,590)	—	(425,524)
3/31/2015	4,778	—	41,097	(188,550)	—	(142,675)	42,519	—	363,642	(1,679,489)	—	(1,273,328)

Seix Floating Rate High Income Fund

I Shares
9/30/2015	97,481,268	—	11,546,267	(249,107,010)	—	(140,079,475)	861,860,509	—	101,482,901	(2,203,727,893)	—	(1,240,384,483)
3/31/2015	250,862,178	—	25,936,211	(583,258,962)	—	(306,460,573)	2,241,961,673	—	231,690,008	(5,212,104,240)	—	(2,738,452,559)

A Shares
9/30/2015	5,153,973	—	366,516	(4,783,613)	—	736,876	45,627,810	—	3,221,185	(42,135,684)	—	6,713,311
3/31/2015	5,311,892	—	789,523	(12,877,326)	—	(6,775,911)	47,521,598	—	7,051,575	(114,351,918)	—	(59,778,745)

C Shares
9/30/2015	756,229	—	96,660	(1,003,947)	—	(151,058)	6,661,022	—	849,735	(8,850,158)	—	(1,339,401)
3/31/2015	1,255,960	—	186,092	(3,342,098)	—	(1,900,046)	11,262,053	—	1,660,627	(29,808,639)	—	(16,885,959)

IS Shares*
9/30/2015	160,265,606	—	782,087	(29,833,216)	—	131,214,477	1,424,159,232	—	6,847,101	(261,505,676)	—	1,169,500,657
3/31/2015	1,578,189	—	4,668	(157,646)	—	1,425,211	13,911,350	—	41,378	(1,395,472)	—	12,557,256

Seix Georgia Tax-Exempt Bond Fund

I Shares
9/30/2015	1,571,159	—	148,285	(1,119,525)	—	599,919	16,841,737	—	1,592,351	(12,014,870)	—	6,419,218
3/31/2015	2,592,909	—	224,078	(2,270,543)	—	546,444	27,818,184	—	2,418,136	(24,363,603)	—	5,872,717

A Shares
9/30/2015	3,680	—	3,802	(25,044)	—	(17,562)	40,000	—	40,897	(269,285)	—	(188,388)
3/31/2015	8,488	—	8,921	(79,653)	—	(62,244)	90,157	—	96,012	(853,535)	—	(667,366)

Seix High Grade Municipal Bond Fund

I Shares
9/30/2015	1,546,346	—	66,389	(1,124,634)	—	488,101	18,784,553	—	806,132	(13,667,612)	—	5,923,073
3/31/2015	4,745,372	—	159,946	(1,137,834)	—	3,767,484	57,975,527	—	1,960,186	(13,933,474)	—	46,002,239

A Shares
9/30/2015	105,942	—	10,873	(262,874)	—	(146,059)	1,287,628	—	132,119	(3,189,005)	—	(1,769,258)
3/31/2015	1,054,618	—	37,938	(506,285)	—	586,271	12,792,276	—	464,617	(6,170,845)	—	7,086,048

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions

Seix High Income Fund

I Shares
9/30/2015	24,483,117	—	3,144,909	(32,353,818)	—	(4,725,792)	$160,668,892	$—	$20,389,493	$(211,057,753)	$—	$(29,999,368)
3/31/2015	82,575,974	—	8,843,693	(86,288,928)	—	5,130,739	579,568,804	—	60,279,865	(601,990,156)	—	37,858,513

A Shares
9/30/2015	2,288,647	—	248,102	(3,628,371)	—	(1,091,622)	15,221,322	—	1,612,819	(23,996,181)	—	(7,162,040)
3/31/2015	7,667,812	—	976,856	(20,543,905)	—	(11,899,237)	54,340,109	—	6,753,578	(147,628,392)	—	(86,534,705)

R Shares
9/30/2015	148,590	—	78,908	(572,290)	—	(344,792)	975,145	—	512,501	(3,761,116)	—	(2,273,470)
3/31/2015	810,510	—	254,230	(1,008,275)	—	56,465	5,667,370	—	1,729,645	(7,052,708)	—	344,307

IS Shares*
9/30/2015	615,171	—	29,425	(637,073)	—	7,523	4,126,415	—	191,572	(3,910,425)	—	407,562
3/31/2015	835,524	—	55,114	(372,986)	—	517,652	5,992,270	—	369,144	(2,505,345)	—	3,856,069

Seix High Yield Fund

I Shares
9/30/2015	20,593,625	—	1,175,452	(21,894,123)	—	(125,046)	177,038,996	—	10,024,800	(187,145,286)	—	(81,490)
3/31/2015	59,991,586	—	5,890,762	(107,955,053)	—	(42,072,705)	566,345,748	—	51,929,938	(1,029,523,302)	—	(411,247,616)

A Shares
9/30/2015	559,649	—	21,328	(769,062)	—	(188,085)	4,738,248	—	178,352	(6,483,262)	—	(1,566,662)
3/31/2015	4,637,962	—	224,812	(11,103,725)	—	(6,240,951)	43,055,711	—	2,074,573	(105,914,466)	—	(60,784,182)

R Shares
9/30/2015	934	—	2,060	(20,470)	—	(17,476)	7,674	—	17,617	(176,429)	—	(151,138)
3/31/2015	2,288	—	15,091	(52,067)	—	(34,688)	21,707	—	133,652	(485,745)	—	(330,386)

Seix Investment Grade Tax-Exempt Bond Fund

I Shares
9/30/2015	5,585,966	—	551,423	(8,356,210)	—	(2,218,821)	67,732,536	—	6,690,941	(101,272,600)	—	(26,849,123)
3/31/2015	14,602,298	—	1,646,853	(15,797,083)	—	452,068	179,985,612	—	20,298,292	(194,601,088)	—	5,682,816

A Shares
9/30/2015	197,239	—	22,732	(541,779)	—	(321,808)	2,390,797	—	276,086	(6,580,748)	—	(3,913,865)
3/31/2015	602,590	—	67,708	(756,290)	—	(85,992)	7,434,825	—	835,425	(9,331,854)	—	(1,061,604)

Seix North Carolina Tax-Exempt Bond Fund

I Shares
9/30/2015	409,901	—	4,280	(372,968)	—	41,213	4,239,125	—	44,400	(3,858,691)	—	424,834
3/31/2015	456,959	—	7,666	(627,800)	—	(163,175)	4,742,649	—	79,506	(6,477,472)	—	(1,655,317)

A Shares
9/30/2015	417	—	714	(33,179)	—	(32,048)	4,324	—	7,383	(343,370)	—	(331,663)
3/31/2015	970	—	1,647	(12,431)	—	(9,814)	10,050	—	17,015	(126,714)	—	(99,649)

Seix Short-Term Bond Fund

I Shares
9/30/2015	626,433	—	13,064	(531,818)	—	107,679	6,235,646	—	130,128	(5,298,330)	—	1,067,444
3/31/2015	4,689,209	—	15,007	(3,483,051)	—	1,221,165	46,705,550	—	149,489	(34,661,784)	—	12,193,255

A Shares
9/30/2015	4,536	—	482	(21,354)	—	(16,336)	45,318	—	4,817	(213,098)	—	(162,963)
3/31/2015	31,643	—	1,080	(76,545)	—	(43,822)	315,855	—	10,786	(764,100)	—	(437,459)

C Shares
9/30/2015	—	—	—	(21,245)	—	(21,245)	—	—	—	(211,869)	—	(211,869)
3/31/2015	30,224	—	7	(47,609)	—	(17,378)	301,471	—	69	(475,001)	—	(173,461)

Seix Short-Term Municipal Bond Fund

I Shares
9/30/2015	521,007	—	2,446	(551,468)	—	(28,015)	5,192,880	—	24,382	(5,497,395)	—	(280,133)
3/31/2015	2,495,504	—	13,203	(1,730,406)	—	778,301	25,027,144	—	131,989	(17,344,646)	—	7,814,487

A Shares
9/30/2015	214,076	—	443	(51,781)	—	162,738	2,133,982	—	4,416	(516,424)	—	1,621,974
3/31/2015	112,743	—	4,253	(321,367)	—	(204,371)	1,130,952	—	42,495	(3,219,515)	—	(2,046,068)

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions

Seix Total Return Bond Fund

I Shares
9/30/2015	14,261,243	—	871,171	(12,493,609)	—	2,638,805	$151,076,652	$—	$9,217,146	$(132,274,922)	$—	$28,018,876
3/31/2015	34,898,907	—	1,913,702	(44,413,678)	—	(7,601,069)	370,723,813	—	20,363,610	(469,786,413)	—	(78,698,990)

A Shares
9/30/2015	245,686	—	27,544	(954,120)	—	(680,890)	2,688,901	—	301,186	(10,398,257)	—	(7,408,170)
3/31/2015	1,172,422	—	67,076	(1,150,420)	—	89,078	12,923,984	—	737,622	(12,606,489)	—	1,055,117

R Shares
9/30/2015	319,412	—	36,984	(1,271,491)	—	(915,095)	3,383,233	—	391,523	(13,457,494)	—	(9,682,738)
3/31/2015	1,423,952	—	108,564	(2,487,736)	—	(955,220)	15,230,786	—	1,154,903	(26,504,553)	—	(10,118,864)

IS Shares*
9/30/2015	1,039,600	—	70,102	(757,820)	—	351,882	10,988,988	—	742,178	(8,017,291)	—	3,713,875
3/31/2015	7,452,851	—	102,410	(904,498)	—	6,650,763	78,912,819	—	1,094,608	(9,639,814)	—	70,367,613

Seix U.S. Government Securities Ultra-Short Bond Fund

I Shares
9/30/2015	33,848,341	—	514,453	(34,900,625)	—	(537,831)	342,025,933	—	5,196,864	(352,714,185)	—	(5,491,388)
3/31/2015	83,380,029	784,751	1,171,622	(117,688,966)	—	(32,352,564)	844,619,459	7,953,747	11,867,837	(1,192,094,156)	—	(327,653,113)

Seix U.S. Mortgage Fund

I Shares
9/30/2015	163,915	1,506,410	6,739	(154,969)	—	1,522,095	1,842,892	16,905,776	75,756	(1,740,663)	—	17,083,761
3/31/2015	111,347	—	6,642	(134,103)	—	(16,114)	1,244,455	—	74,071	(1,490,918)	—	(172,392)

A Shares
9/30/2015	33,268	49,212	3,656	(33,552)	—	52,584	373,796	551,248	41,029	(376,114)	—	589,959
3/31/2015	435,295	—	5,234	(138,224)	—	302,305	4,856,654	—	58,527	(1,550,996)	—	3,364,185

C Shares
9/30/2015	171,338	104,870	1,537	(31,407)	—	246,338	746,121	1,176,793	17,273	(352,746)	—	1,587,441
3/31/2015	6,873	—	4,872	(97,786)	—	(86,041)	76,671	—	54,280	(1,086,652)	—	(955,701)

Seix Ultra-Short Bond Fund

I Shares
9/30/2015	950,048	—	39,851	(5,800,979)	—	(4,811,080)	9,461,629	—	396,520	(57,709,031)	—	(47,850,882)
3/31/2015	8,677,771	—	74,912	(6,674,417)	—	2,078,266	86,577,985	—	747,060	(66,552,633)	—	20,772,412

Seix Virginia Intermediate Municipal Bond Fund

I Shares
9/30/2015	865,884	—	18,680	(1,308,643)	—	(424,079)	8,749,197	—	189,203	(13,237,085)	—	(4,298,685)
3/31/2015	1,641,414	—	61,789	(1,991,032)	—	(287,829)	16,795,290	—	633,563	(20,408,382)	—	(2,979,529)

A Shares
9/30/2015	1,202	—	4,909	(40,538)	—	(34,427)	12,187	—	49,699	(410,769)	—	(348,883)
3/31/2015	57,972	—	16,745	(329,656)	—	(254,939)	593,372	—	171,735	(3,374,504)	—	(2,609,397)

*	IS Shares commenced operations on August 1, 2014 (August 3, 2015 for Seix Core Bond Fund).

5.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2015, were as follows:

	Purchases	Sales and Maturities
Seix Core Bond Fund	$48,790,989	$94,108,090
Seix Corporate Bond Fund	9,463,127	19,139,453
Seix Floating Rate High Income Fund	1,276,187,640	1,418,942,139
Seix Georgia Tax-Exempt Bond Fund	29,211,292	18,762,729
Seix High Grade Municipal Bond Fund	63,159,886	63,261,993
Seix High Income Fund	229,952,140	237,007,600
Seix High Yield Fund	175,719,239	159,496,215
Seix Investment Grade Tax-Exempt Bond Fund	345,821,228	423,465,095

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

	Purchases	Sales and Maturities
Seix Limited Duration Fund	$897,764	$938,681
Seix North Carolina Tax-Exempt Bond Fund	6,478,284	4,774,308
Seix Short-Term Bond Fund	5,542,018	6,055,415
Seix Short-Term Municipal Bond Fund	28,487,547	22,509,890
Seix Total Return Bond Fund	196,042,582	191,332,232
Seix U.S. Government Securities Ultra-Short Bond Fund	303,955,944	229,190,165
Seix U.S. Mortgage Fund	3,145,689	4,264,341
Seix Ultra-Short Bond Fund	15,454,927	59,425,675
Seix Virginia Intermediate Municipal Bond Fund	25,288,811	32,278,759

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the period ended September 30, 2015, were as follows:

	Purchases—U.S. Government Securities	Sales—U.S. Government Securities
Seix Core Bond Fund	$265,629,835	$334,967,744
Seix Corporate Bond Fund	149,503	147,329
Seix Limited Duration Fund	—	226,245
Seix Short-Term Bond Fund	16,193,486	15,349,199
Seix Total Return Bond Fund	774,659,428	760,335,034
Seix U.S. Government Securities Ultra-Short Bond Fund	160,484,693	226,626,463
Seix U.S. Mortgage Fund	26,367,844	23,971,671
Seix Ultra-Short Bond Fund	1,002,209	7,204,696

6.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of September 30, 2015 were as follows:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$302,891,039	$2,775,964	$(1,491,820)	$1,284,144
Seix Corporate Bond Fund	19,348,834	191,664	(499,973)	(308,309)
Seix Floating Rate High Income Fund	6,253,014,556	12,019,081	(287,728,997)	(275,709,916)
Seix Georgia Tax-Exempt Bond Fund	132,367,011	6,847,510	(24,992)	6,822,518
Seix High Grade Municipal Bond Fund	112,063,372	4,599,406	(168,049)	4,431,357
Seix High Income Fund	864,198,466	5,953,827	(73,582,495)	(67,628,668)
Seix High Yield Fund	730,110,674	6,468,090	(44,932,662)	(38,464,572)
Seix Investment Grade Tax-Exempt Bond Fund	620,017,749	31,951,888	(372,465)	31,579,423
Seix Limited Duration Fund	6,635,102	14,081	(4,094)	9,987
Seix North Carolina Tax-Exempt Bond Fund	36,846,492	1,757,285	—	1,757,285
Seix Short-Term Bond Fund	55,047,644	175,504	(40,238)	135,266
Seix Short-Term Municipal Bond Fund	44,627,674	164,087	—	164,087
Seix Total Return Bond Fund	1,146,075,079	12,447,294	(7,748,693)	4,698,601
Seix U.S. Government Securities Ultra-Short Bond Fund	1,658,027,057	20,471,829	(648,843)	19,822,986

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix U.S. Mortgage Fund	$32,186,737	$239,162	$(8,667)	$230,495
Seix Ultra-Short Bond Fund	94,613,294	230,602	(164,878)	65,724
Seix Virginia Intermediate Municipal Bond Fund	113,200,827	4,678,540	(90,080)	4,588,460

Amounts designated as “—” are $0.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2015 was as follows:

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid
Seix Core Bond Fund	$4,241,150	$—	$—	$—	$4,241,150
Seix Corporate Bond Fund	1,518,635	89,129	—	—	1,607,764
Seix Floating Rate High Income Fund	329,521,926	—	—	—	329,521,926
Seix Georgia Tax-Exempt Bond Fund	42	—	3,369,698	—	3,369,740
Seix High Grade Municipal Bond Fund	1,210,439	—	2,142,219	—	3,352,658
Seix High Income Fund	63,083,214	13,711,409	—	—	76,794,623
Seix High Yield Fund	71,059,727	44,294,046	—	—	115,353,773
Seix Investment Grade Tax-Exempt Bond Fund	6,178,999	2,347,656	16,915,693	—	25,442,348
Seix Limited Duration Fund	11,822	—	—	—	11,822
Seix North Carolina Tax-Exempt Bond Fund	—	—	881,179	—	881,179
Seix Short-Term Bond Fund	270,835	—	—	—	270,835
Seix Short-Term Municipal Bond Fund	274,833	22,750	156,265	—	453,848
Seix Total Return Bond Fund	24,212,496	—	—	—	24,212,496
Seix U.S. Government Securities Ultra-Short Bond Fund	13,488,002	—	—	—	13,488,002
Seix U.S. Mortgage Fund	191,623	—	—	—	191,623
Seix Ultra-Short Bond Fund	932,817	—	—	—	932,817
Seix Virginia Intermediate Municipal Bond Fund	21,988	995,886	3,007,134	—	4,025,008

*	Net Investment income includes taxable market discount income and short-term capital gains, if any.

**	The Funds hereby designate these amounts as Exempt Interest Dividends.

Amounts designated as “—” are $0.

As of March 31, 2015 the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation (Depreciation)*	Loss Carryforwards and Deferrals	Total
Seix Core Bond Fund	$—	$467,186	$634,212	$4,736,360	$—	$5,837,758
Seix Corporate Bond Fund	—	141,035	271,821	816,714	—	1,229,570
Seix Floating Rate High Income Fund	—	25,430,878	—	(111,213,685)	(47,253,844)	(133,036,651)
Seix Georgia Tax-Exempt Bond Fund	451,060	—	—	7,923,791	(1,162,838)	7,212,013
Seix High Grade Municipal Bond Fund	182,061	1,029,111	1,762	4,956,022	—	6,168,956
Seix High Income Fund	—	3,766,213	—	(14,059,534)	(21,455,989)	(31,749,310)
Seix High Yield Fund	—	2,265,985	—	1,819,408	(19,268,707)	(15,183,314)
Seix Investment Grade Tax-Exempt Bond Fund	1,078,190	2,967,745	4,455,707	36,180,761	—	44,682,403
Seix Limited Duration Fund	—	105	—	13,503	(829,151)	(815,543)
Seix North Carolina Tax-Exempt Bond Fund	308	—	—	2,151,028	(223,221)	1,928,115
Seix Short-Term Bond Fund	—	24,131	—	194,097	(1,210,971)	(992,743)

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation (Depreciation)*	Loss Carryforwards and Deferrals	Total
Seix Short-Term Municipal Bond Fund	$8,040	$30,391	$54,861	$158,497	$—	$251,789
Seix Total Return Bond Fund	—	—	1,184,497	23,193,900	(1,268,093)	23,110,304
Seix U.S. Government Securities Ultra-Short Bond Fund	—	1,050,646	—	22,995,279	(18,085,526)	5,960,399
Seix U.S. Mortgage Fund	—	2,174	—	314,376	(695,758)	(379,208)
Seix Ultra-Short Bond Fund	—	82,532	—	423,939	(2,228,275)	(1,721,804)
Seix Virginia Intermediate Municipal Bond Fund	247,958	36,840	997,626	5,653,633	—	6,936,057

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures contract mark to market, dividends payable, bank loan adjustments, forward contracts mark to market 988(a)(1)(b), mark to market on credit default swaps, trust adjustments and straddle loss deferrals.

Amounts designated as “—” are $0.

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2015, the post-enactment accumulated short-term and long-term capital loss carryforwards were as follows:

Fund	Short Term	Long Term	Total
Seix North Carolina Tax-Exempt Bond Fund	$223,221	$—	$223,221
Seix U.S. Government Securities Ultra-Short Bond Fund	9,677,042	—	9,677,042
Seix Ultra-Short Bond Fund	98,445	113,140	211,585

As of March 31, 2015, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Fund	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Expiring 2020	Total
Seix Floating Rate High Income Fund	$—	$25,038,485	$—	$—	$—	$25,038,485
Seix Georgia Tax-Exempt Bond Fund	—	—	1,162,838	—	—	1,162,838
Seix Limited Duration Fund*	—	—	829,060	—	—	829,060
Seix Short-Term Bond Fund	—	—	1,201,749	—	—	1,201,749
Seix U.S. Government Securities Ultra-Short Bond Fund	—	—	—	8,408,484	—	8,408,484
Seix U.S. Mortgage Fund**	695,758	—	—	—	—	695,758
Seix Ultra-Short Bond Fund	—	202,726	1,362,740	451,224	—	2,016,690

*	Of the $830,682 of capital loss carryforwards subject to limitations due to an ownership change on June 30, 2013, $1,622 was utilized, and the remaining $829,060, will expire in 2018.

**	Of the $773,622 of capital loss carryforwards subject to limitations due to an ownership change on January 31, 2014, $77,864 was utilized, and the remaining $695,758, will expire in 2016.

Amounts designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and therefore may reduce future capital gain distributions.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

During the fiscal year ended March 31, 2015, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount
Seix Core Bond Fund	$3,969,222
Seix Floating Rate High Income Fund	11,675,291
Seix Georgia Tax-Exempt Bond Fund	2,047,587
Seix High Grade Municipal Bond Fund	143,983
Seix Limited Duration Fund	1,622
Seix North Carolina Tax-Exempt Bond Fund	736,445
Seix Short-Term Bond Fund	218,649
Seix Total Return Bond Fund	23,471,737
Seix U.S. Government Securities Ultra-Short Bond Fund	3,311,700
Seix U.S. Mortgage Fund	166,933
Seix Virginia Intermediate Municipal Bond Fund	343,350

During the fiscal year ended March 31, 2015, the following Fund had capital loss carryforwards that expired in fiscal 2015 as follows:

Fund	Amount
Seix Ultra-Short Bond Fund	$667,058

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next fiscal year. During the fiscal year ended March 31, 2015, the following Funds had net capital losses:

Fund	Short Term	Long Term	Total
Seix Floating Rate High Income Fund	$12,013,274	$10,202,085	$22,215,359
Seix High Income Fund	13,775,359	7,680,630	21,455,989
Seix High Yield Fund	9,318,463	9,950,244	19,268,707
Seix Limited Duration Fund	91	—	91
Seix Short-Term Bond Fund	9,222	—	9,222

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year. For the fiscal year ended March 31, 2015, any amount of losses elected as late year ordinary losses within the tax return will not be recognized for federal income tax purposes until April 1, 2015.

7. Reorganizations

On May 21, 2015, the Board approved the reorganization of the RidgeWorth Intermediate Bond Fund (the “Target Fund”) into the RidgeWorth Core Bond Fund (the “Acquiring Fund”), a separate series of the Trust. On the close of business on July 31, 2015, the Acquiring Fund acquired all of the net assets of the Target Fund in a tax-free exchange of shares. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

Target Fund	Shares Prior to Reorganization	Shares Issued by the Acquiring Fund	Net Assets Prior to Reorganization
I Shares	20,078,785	18,121,184	$195,102,886
A Shares	345,825	312,495	3,363,629
R Shares	1,543	1,392	14,994

The appreciation of the acquired fund was $841,440 as of the date of the merger. The combined net assets of the Acquiring Fund immediately after the reorganization were $387,705,719.

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Assuming the acquisition had been completed on April 1, 2015, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended September 30, 2015, were as follows:

Net Investment Income (Loss)	$3,264,202
Net Realized and Unrealized Gains/Losses on Investments	$(6,366,659)
Net Increase/Decrease in Net Assets resulting from Operations	$(3,102,457)

On May 21, 2015, the Board approved the reorganization of the RidgeWorth U.S. Government Securities Fund (the “Target Fund”) into the RidgeWorth Limited-Term Federal Mortgage Securities Fund (the “Acquiring Fund”), a separate series of the Trust. On August 1, 2015, the Acquiring Fund was renamed RidgeWorth Seix U.S. Mortgage Fund and acquired all of the net assets of the Target Fund in a taxable exchange of shares. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

Target Fund	Shares Prior to Reorganization	Shares Issued by the Acquiring Fund	Net Assets Prior to Reorganization
I Shares	2,019,210	1,506,410	$16,905,776
A Shares	65,853	49,212	551,248
C Shares	140,575	104,870	1,176,793

The appreciation (depreciation) of the acquired fund was $113,976 as of the date of the merger. The combined net assets of the Acquiring Fund immediately after the reorganization were $32,289,899.

Assuming the acquisition had been completed on April 1, 2015, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended September 30, 2015, were as follows:

Net Investment Income (Loss)	$118,689
Net Realized and Unrealized Gains/Losses on Investments	$(293,367)
Net Increase/Decrease in Net Assets resulting from Operations	$(174,678)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Acquiring Fund’s Statement of Operations as of September 30, 2015.

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. The Funds’ Statement of Additional Information includes more information about the Trustees and is available without charge, upon request, by calling 1-888-784-3863 and on the Funds’ website at www.ridgeworth.com.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen (August 1953)	Independent Trustee	Indefinite; since 2012	Lecturer- J.M. Tull School of Accounting, Terry College of Business at University of Georgia (2013-Present); Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Atlanta Office Managing Partner (2003-2009), KPMG LLP.	28	Synovus Financial Corp.: Krispy Kreme Doughnuts, Inc.
Jeffrey M. Biggar (February 1950)	Independent Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	28	Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)
George C. Guynn (December 1942)	Independent Trustee	Indefinite; since 2008	Retired. President and CEO, Federal Reserve Bank of Atlanta (1996-2006).	28	SUSA Registered Fund, LLC; Oxford Industries; Acuity Brands, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013); Genuine Parts Company (thru April 2015)
Sidney E. Harris (July 1949)	Independent Trustee	Indefinite; since 2004	Adjunct Professor (since May 2014), Professor (1997-April 2014), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	28	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013).
Connie D. McDaniel (April 1958)	Independent Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	28	Total System Services, Inc.
Ashi S. Parikh* (February 1966)	Interested Trustee	Indefinite; since 2013	Chief Executive Officer and Chief Investment Officer, RidgeWorth Investments (2010-present); President and Chief Investment Officer (2008-2010).	28	None

*	Mr. Parikh is an “interested person” of the Trust, as defined in the 1940 Act, because he is an employee of the Investment Adviser.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Julia R. Short (November 1972)	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
Joseph M. O’Donnell (November 1954)	Executive Vice President and Chief Compliance Officer	One year; since 2011	Managing Director, RidgeWorth Investments (since 2011); Executive Vice President and Chief Compliance Officer, ING Funds (2004–2011); Senior Vice President and Chief Compliance Officer, ING Investments, LLC (2006–2008 and October 2009–2011); and Senior Vice President and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006–2008 and 2009–2011).
Benjamin H. Lowe (March 1978)	Treasurer and Chief Financial Officer	One year; since 2015	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005–2011).
James Bacik State Street Bank and Trust Co. 1 Iron Street Boston, MA 02110 (May 1975)	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).*
Patrick J. Keniston Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 (January 1964)	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2013	Director, Foreside Compliance Services, LLC (October 2008–present).
Karen Jacoppo-Wood State Street Bank and Trust Company 100 Huntington Avenue Tower 2, Third Floor, CPH0326 Boston, MA 02116 (December 1966)	Secretary and Chief Legal Officer	One year; since November 2014	Vice President and Senior Counsel, State Street Bank and Trust Company (since 2014); Vice President, RMR Advisors, Inc/RMR Funds (2007–2014)
Timothy J. Burdick State Street Bank and Trust Company 100 Huntington Avenue Tower 2, 3rd Floor, CPH0326 Boston, MA 02116 (October 1986)	Assistant Secretary	One year; since May 2014	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (since 2011); Student Northeastern University School of Law (2008–2011).*

*	During the period indicated the officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class		Beginning Account Value 04/01/15	Ending Account Value 09/30/15	Expenses Paid During Period* 04/01/15-09/30/15	Expense Ratio During Period** 04/01/15-09/30/15
Seix Core Bond Fund	I Shares		$1,000.00	$991.10	$2.29	0.46%
	A Shares		1,000.00	990.10	3.28	0.66
	R Shares		1,000.00	989.10	4.28	0.86
	IS Shares	***	1,000.00	991.10	0.55	0.34
Seix Corporate Bond Fund	I Shares		1,000.00	971.00	3.45	0.70
	A Shares		1,000.00	970.00	4.68	0.95
	C Shares		1,000.00	966.40	8.11	1.65
Seix Floating Rate High Income Fund	I Shares		1,000.00	990.10	3.13	0.63
	A Shares		1,000.00	988.60	4.57	0.92
	C Shares		1,000.00	985.70	7.50	1.51
	IS Shares		1,000.00	990.60	2.54	0.51
Seix Georgia Tax-Exempt Bond Fund	I Shares		1,000.00	1,004.80	3.26	0.65
	A Shares		1,000.00	1,004.40	3.71	0.74
Seix High Grade Municipal Bond Fund	I Shares		1,000.00	1,004.00	3.26	0.65
	A Shares		1,000.00	1,004.20	3.96	0.79
Seix High Income Fund	I Shares		1,000.00	942.60	3.79	0.78
	A Shares		1,000.00	941.60	4.95	1.02
	R Shares		1,000.00	940.60	5.92	1.22
	IS Shares		1,000.00	941.90	3.06	0.63
Seix High Yield Fund	I Shares		1,000.00	954.80	2.98	0.61
	A Shares		1,000.00	954.30	4.10	0.84
	R Shares		1,000.00	953.80	5.13	1.05
Seix Investment Grade Tax-Exempt Bond Fund	I Shares		1,000.00	1,002.10	3.25	0.65
	A Shares		1,000.00	1,001.40	4.00	0.80
Seix Limited Duration Fund	I Shares		1,000.00	1,000.90	1.75	0.35
Seix North Carolina Tax-Exempt Bond Fund	I Shares		1,000.00	1,004.50	3.26	0.65
	A Shares		1,000.00	1,004.80	3.96	0.79
Seix Short-Term Bond Fund	I Shares		1,000.00	1,002.20	3.00	0.60
	A Shares		1,000.00	1,001.20	4.00	0.80
	C Shares		1,000.00	999.00	6.20	1.24
Seix Short-Term Municipal Bond Fund	I Shares		1,000.00	1,001.10	2.65	0.53
	A Shares		1,000.00	1,000.30	3.45	0.69
Seix Total Return Bond Fund	I Shares		1,000.00	992.80	2.24	0.45
	A Shares		1,000.00	991.20	3.48	0.70
	R Shares		1,000.00	989.80	5.27	1.06
	IS Shares		1,000.00	994.40	1.55	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	I Shares		1,000.00	1,000.70	2.05	0.41
Seix U.S. Mortgage Fund	I Shares		1,000.00	1,003.20	3.51	0.70
	A Shares		1,000.00	1,003.00	4.51	0.90
	C Shares		1,000.00	998.40	8.24	1.65

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Fund	Class	Beginning Account Value 04/01/15	Ending Account Value 09/30/15	Expenses Paid During Period* 04/01/15-09/30/15	Expense Ratio During Period** 04/01/15-09/30/15
Seix Ultra-Short Bond Fund	I Shares	$1,000.00	$ 999.90	$1.95	0.39%
Seix Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,004.80	3.26	0.65
	A Shares	1,000.00	1,005.20	3.76	0.75

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares for Seix Core Bond Fund commenced operations on August 3, 2015. Expenses are equal to annualized expense ratio, multiplied by the average account value over the period, multiplied by 59 (the number of days since the commencement of the Class on August 3, 2015), then divided by 366.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class		Beginning Account Value 04/01/15	Ending Account Value 09/30/15	Expenses Paid During Period* 04/01/15-09/30/15	Expense Ratio During Period** 04/01/15-09/30/15
Seix Core Bond Fund	I Shares		$1,000.00	$1,022.70	$2.33	0.46%
	A Shares		1,000.00	1,021.70	3.34	0.66
	R Shares		1,000.00	1,020.70	4.34	0.86
	IS Shares	***	1,000.00	1,007.51	0.55	0.34
Seix Corporate Bond Fund	I Shares		1,000.00	1,021.50	3.54	0.70
	A Shares		1,000.00	1,020.30	4.80	0.95
	C Shares		1,000.00	1,016.80	8.32	1.65
Seix Floating Rate High Income Fund	I Shares		1,000.00	1,021.90	3.18	0.63
	A Shares		1,000.00	1,020.40	4.65	0.92
	C Shares		1,000.00	1,017.50	7.62	1.51
	IS Shares		1,000.00	1,022.45	2.58	0.51
Seix Georgia Tax-Exempt Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.30	3.74	0.74
Seix High Grade Municipal Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.10	3.99	0.79
Seix High Income Fund	I Shares		1,000.00	1,021.10	3.94	0.78
	A Shares		1,000.00	1,019.90	5.15	1.02
	R Shares		1,000.00	1,018.90	6.16	1.22
	IS Shares		1,000.00	1,021.85	3.18	0.63
Seix High Yield Fund	I Shares		1,000.00	1,022.00	3.08	0.61
	A Shares		1,000.00	1,020.80	4.24	0.84
	R Shares		1,000.00	1,019.80	5.30	1.05
Seix Investment Grade Tax-Exempt Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.00	4.04	0.80
Seix Limited Duration Fund	I Shares		1,000.00	1,023.30	1.77	0.35
Seix North Carolina Tax-Exempt Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.10	3.99	0.79
Seix Short-Term Bond Fund	I Shares		1,000.00	1,022.00	3.03	0.60
	A Shares		1,000.00	1,021.00	4.04	0.80
	C Shares		1,000.00	1,018.80	6.26	1.24
Seix Short-Term Municipal Bond Fund	I Shares		1,000.00	1,022.40	2.68	0.53
	A Shares		1,000.00	1,021.60	3.49	0.69

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2015

(Unaudited)

Fund	Class	Beginning Account Value 04/01/15	Ending Account Value 09/30/15	Expenses Paid During Period* 04/01/15-09/30/15	Expense Ratio During Period** 04/01/15-09/30/15
Seix Total Return Bond Fund	I Shares	$1,000.00	$1,022.80	$2.28	0.45%
	A Shares	1,000.00	1,021.50	3.54	0.70
	R Shares	1,000.00	1,019.70	5.35	1.06
	IS Shares	1,000.00	1,023.45	1.57	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,023.00	2.07	0.41
Seix U.S. Mortgage Fund	I Shares	1,000.00	1,021.50	3.54	0.70
	A Shares	1,000.00	1,020.50	4.55	0.90
	C Shares	1,000.00	1,016.80	8.32	1.65
Seix Ultra-Short Bond Fund	I Shares	1,000.00	1,023.10	1.97	0.39
Seix Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,021.80	3.29	0.65
	A Shares	1,000.00	1,021.30	3.79	0.75

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares for Seix Core Bond Fund commenced operations on August 3, 2015. Expenses (hypothetical expenses if IS Shares had been in existence from April 1, 2015) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

INVESTMENT ADVISER:

RidgeWorth Investments

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISER:

Seix Investment Advisors LLC

One Maynard Drive

Suite 3200

Park Ridge, NJ USA 07656

www.seixadvisors.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

RFSAR-FI-0915

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted formal procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

	(3)	Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIDGEWORTH FUNDS

By:	/s/ Julia R. Short
Julia R. Short
President

Date:	December 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia R. Short
Julia R. Short
President

Date:	December 1, 2015

By:	/s/ Benjamin H. Lowe
Benjamin H. Lowe
Treasurer

Date:	December 1, 2015